Schedule of Investments
Blue Chip Account
September 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .59 % Shares Held Value (000's)
Money Market Funds - 0 .59%
Principal Government Money Market Fund - Class
R-6 4.91%
(a),(b)
136,195 $ 136
TOTAL INVESTMENT COMPANIES $ 136
COMMON STOCKS - 99 .44 % Shares Held Value (000's)
Aerospace & Defense - 6 .83%
HEICO Corp - Class A 2,024 $ 412
TransDigm Group Inc 810 1,156
$ 1,568
Building Materials - 0 .92%
Vulcan Materials Co 840 210
Chemicals - 2 .40%
Linde PLC 767 366
Sherwin-Williams Co/The 484 185
$ 551
Commercial Services - 0 .86%
Moody's Corp 414 197
Computers - 0 .71%
Gartner Inc
(c)
323 164
Distribution & Wholesale - 2 .15%
Copart Inc
(c)
9,430 494
Diversified Financial Services - 11 .22%
Brookfield Asset Management Ltd 1,437 68
Charles Schwab Corp/The 6,482 420
Mastercard Inc 2,258 1,115
Visa Inc 3,535 972
$ 2,575
Electronics - 0 .38%
Amphenol Corp 1,330 87
Healthcare - Products - 6 .84%
Danaher Corp 3,008 836
IDEXX Laboratories Inc
(c)
256 129
Intuitive Surgical Inc
(c)
168 83
Thermo Fisher Scientific Inc 846 523
$ 1,571
Insurance - 4 .09%
Progressive Corp/The 3,699 939
Internet - 17 .82%
Alphabet Inc - A Shares 3,118 517
Alphabet Inc - C Shares 4,925 823
Amazon.com Inc
(c)
9,974 1,859
Netflix Inc
(c)
1,256 891
$ 4,090
Lodging - 2 .98%
Hilton Worldwide Holdings Inc 2,973 685
Pharmaceuticals - 1 .98%
Zoetis Inc 2,329 455
Private Equity - 7 .99%
Brookfield Corp 22,551 1,199
KKR & Co Inc 4,855 634
$ 1,833
Real Estate - 1 .93%
CoStar Group Inc
(c)
5,874 443
REITs - 0 .07%
American Tower Corp 63 15
Retail - 3 .42%
Costco Wholesale Corp 293 260
O'Reilly Automotive Inc
(c)
457 526
$ 786
Semiconductors - 1 .44%
NVIDIA Corp 2,720 330
Software - 25 .41%
Adobe Inc
(c)
1,659 859
Cadence Design Systems Inc
(c)
2,183 592
Constellation Software Inc/Canada 39 127
Intuit Inc 1,515 941
Microsoft Corp 6,089 2,620
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
MSCI Inc 263 $ 153
Roper Technologies Inc 975 542
$ 5,834
TOTAL COMMON STOCKS $ 22,827
Total Investments $ 22,963
Other Assets and Liabilities -  (0.03)% (6)
TOTAL NET ASSETS - 100.00% $ 22,957
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
Blue Chip Account
September 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales September 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.91% $ 110 $ 4,606 $ 4,580 $ 136
$ 110 $ 4,606 $ 4,580 $ 136
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.91% $ 6 $ — $ — $ —
$ 6 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Bond Market Index Account
September 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .33 % Shares Held Value (000's)
Money Market Funds - 2 .33%
BlackRock Liquidity FedFund - Institutional Class
4.83%
(a),(b)
1,785,637 $ 1,785
Principal Government Money Market Fund - Class
R-6 4.91%
(a),(b),(c)
52,017,808 52,018
$ 53,803
TOTAL INVESTMENT COMPANIES $ 53,803
BONDS - 29 .10%
Principal
Amount (000's) Value (000's)
Advertising - 0 .03%
Interpublic Group of Cos Inc/The
2.40%, 03/01/2031 $ 190 $ 166
Omnicom Group Inc
2.45%, 04/30/2030 160 144
2.60%, 08/01/2031 295 262
$ 572
Aerospace & Defense - 0 .52%
Boeing Co/The
2.75%, 02/01/2026 175 170
2.95%, 02/01/2030 170 152
3.25%, 02/01/2028 325 308
3.25%, 02/01/2035 170 138
3.63%, 02/01/2031 175 160
3.75%, 02/01/2050 235 165
3.95%, 08/01/2059 315 215
5.04%, 05/01/2027 310 311
5.15%, 05/01/2030 310 311
5.71%, 05/01/2040 310 303
5.81%, 05/01/2050 505 488
5.88%, 02/15/2040 154 153
6.26%, 05/01/2027
(d)
125 129
6.30%, 05/01/2029
(d)
300 316
6.53%, 05/01/2034
(d)
60 64
6.86%, 05/01/2054
(d)
230 252
General Dynamics Corp
1.15%, 06/01/2026 195 186
2.25%, 06/01/2031 195 173
3.50%, 04/01/2027 160 158
3.75%, 05/15/2028 300 298
4.25%, 04/01/2040 160 150
L3Harris Technologies Inc
1.80%, 01/15/2031 90 77
2.90%, 12/15/2029 60 56
5.05%, 06/01/2029 150 155
5.40%, 01/15/2027 150 154
5.40%, 07/31/2033 150 157
5.50%, 08/15/2054 140 146
5.60%, 07/31/2053 55 58
Lockheed Martin Corp
1.85%, 06/15/2030 55 49
3.55%, 01/15/2026 120 119
3.80%, 03/01/2045 200 172
3.90%, 06/15/2032 100 98
4.07%, 12/15/2042 47 43
4.09%, 09/15/2052 389 340
4.15%, 06/15/2053 100 88
4.50%, 02/15/2029 155 158
4.70%, 05/15/2046 25 25
4.75%, 02/15/2034 150 154
4.95%, 10/15/2025 135 136
5.10%, 11/15/2027 150 155
5.20%, 02/15/2064 155 160
5.25%, 01/15/2033 150 160
5.70%, 11/15/2054 150 167
Northrop Grumman Corp
3.20%, 02/01/2027 250 245
3.85%, 04/15/2045 250 211
4.03%, 10/15/2047 300 258
4.70%, 03/15/2033 150 152
4.90%, 06/01/2034 155 159
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Northrop Grumman Corp (continued)
4.95%, 03/15/2053 $ 115 $ 113
RTX Corp
1.90%, 09/01/2031 170 145
2.25%, 07/01/2030 160 144
2.38%, 03/15/2032 195 169
2.82%, 09/01/2051 175 117
3.03%, 03/15/2052 195 136
3.50%, 03/15/2027 250 246
3.75%, 11/01/2046 30 25
4.05%, 05/04/2047 150 127
4.13%, 11/16/2028 435 434
4.15%, 05/15/2045 40 35
4.35%, 04/15/2047 40 36
4.50%, 06/01/2042 375 349
4.63%, 11/16/2048 210 194
4.88%, 10/15/2040 154 151
5.00%, 02/27/2026 110 111
5.15%, 02/27/2033 110 114
5.38%, 02/27/2053 85 87
5.75%, 11/08/2026 150 155
5.75%, 01/15/2029 150 159
6.10%, 03/15/2034 185 204
6.40%, 03/15/2054 185 218
$ 11,921
Agriculture - 0 .34%
Altria Group Inc
2.45%, 02/04/2032 190 162
3.40%, 05/06/2030 325 307
3.70%, 02/04/2051 190 140
3.88%, 09/16/2046 60 47
4.00%, 02/04/2061
(e)
190 145
4.80%, 02/14/2029 63 64
5.80%, 02/14/2039 380 400
Archer-Daniels-Midland Co
2.70%, 09/15/2051 195 130
2.90%, 03/01/2032 390 353
4.50%, 08/15/2033 125 126
BAT Capital Corp
2.26%, 03/25/2028 170 158
2.73%, 03/25/2031 170 152
3.46%, 09/06/2029 245 233
3.56%, 08/15/2027 211 207
3.98%, 09/25/2050 170 130
4.54%, 08/15/2047 325 275
5.83%, 02/20/2031 115 122
6.42%, 08/02/2033 155 170
7.08%, 08/02/2043 155 178
7.08%, 08/02/2053 75 87
BAT International Finance PLC
1.67%, 03/25/2026 170 163
5.93%, 02/02/2029 305 322
Bunge Ltd Finance Corp
2.75%, 05/14/2031 195 176
Philip Morris International Inc
0.88%, 05/01/2026 175 166
1.75%, 11/01/2030 175 151
2.75%, 02/25/2026 310 304
4.13%, 03/04/2043 300 263
4.25%, 11/10/2044 30 26
4.38%, 11/15/2041 61 56
4.50%, 03/20/2042 400 369
4.88%, 02/13/2026 75 76
4.88%, 02/15/2028 150 153
4.88%, 02/13/2029 155 159
4.88%, 11/15/2043 35 34
5.13%, 11/17/2027 255 263
5.25%, 02/13/2034 155 161

Schedule of Investments
Bond Market Index Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
Philip Morris International Inc (continued)
5.38%, 02/15/2033 $ 150 $ 157
5.50%, 09/07/2030 305 323
5.63%, 11/17/2029 255 271
5.75%, 11/17/2032 130 140
Reynolds American Inc
5.70%, 08/15/2035 25 26
5.85%, 08/15/2045 415 415
$ 7,760
Airlines - 0 .02%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 128 119
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 243 228
United Airlines 2014-2 Class A Pass Through Trust
3.75%, 03/03/2028 100 98
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 65 58
$ 503
Apparel - 0 .03%
NIKE Inc
2.75%, 03/27/2027 160 156
3.25%, 03/27/2040 160 134
3.38%, 11/01/2046 350 280
3.63%, 05/01/2043 200 171
$ 741
Automobile Manufacturers - 0 .58%
American Honda Finance Corp
1.30%, 09/09/2026 195 185
2.25%, 01/12/2029 200 185
4.60%, 04/17/2030 150 152
4.70%, 01/12/2028 150 153
4.90%, 01/10/2034 155 158
5.05%, 07/10/2031 145 149
5.65%, 11/15/2028 150 158
5.80%, 10/03/2025 115 117
5.85%, 10/04/2030 115 124
Ford Motor Co
6.10%, 08/19/2032 225 231
Ford Motor Credit Co LLC
2.70%, 08/10/2026 225 216
5.13%, 11/05/2026 275 276
5.30%, 09/06/2029 275 274
5.80%, 03/05/2027 305 311
5.80%, 03/08/2029 300 305
5.85%, 05/17/2027 300 305
6.05%, 03/05/2031 305 313
6.80%, 11/07/2028 300 317
7.12%, 11/07/2033 300 324
7.35%, 11/04/2027 225 239
General Motors Co
5.00%, 10/01/2028 400 405
5.00%, 04/01/2035 200 194
5.40%, 04/01/2048 360 331
6.75%, 04/01/2046 25 27
General Motors Financial Co Inc
1.25%, 01/08/2026 190 182
1.50%, 06/10/2026 190 181
2.35%, 02/26/2027 730 695
2.35%, 01/08/2031 190 163
2.40%, 04/10/2028 190 176
2.40%, 10/15/2028 175 160
2.70%, 06/10/2031 190 164
4.35%, 01/17/2027 305 304
4.90%, 10/06/2029 135 135
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
General Motors Financial Co Inc (continued)
5.35%, 07/15/2027 $ 150 $ 153
5.40%, 05/08/2027 155 158
5.45%, 09/06/2034 135 135
5.55%, 07/15/2029 300 309
5.60%, 06/18/2031 150 154
5.80%, 01/07/2029 305 317
6.00%, 01/09/2028 150 156
6.40%, 01/09/2033 150 160
Honda Motor Co Ltd
2.53%, 03/10/2027 390 377
Mercedes-Benz Finance North America LLC
8.50%, 01/18/2031 127 154
PACCAR Financial Corp
4.45%, 08/06/2027 140 142
4.60%, 01/31/2029
(e)
150 154
5.00%, 05/13/2027 150 154
Toyota Motor Corp
1.34%, 03/25/2026 385 370
3.67%, 07/20/2028 200 198
5.12%, 07/13/2028 150 156
Toyota Motor Credit Corp
0.80%, 10/16/2025 210 203
1.15%, 08/13/2027 165 153
1.65%, 01/10/2031 190 163
1.90%, 01/13/2027
(e)
200 191
1.90%, 09/12/2031 195 167
4.45%, 06/29/2029 155 157
4.55%, 09/20/2027 95 97
4.55%, 05/17/2030 295 300
4.63%, 01/12/2028 300 306
4.80%, 01/05/2034 210 214
5.00%, 03/19/2027 190 195
5.10%, 03/21/2031 150 156
5.40%, 11/20/2026 225 231
$ 13,389
Automobile Parts & Equipment - 0 .01%
Aptiv PLC / Aptiv Corp
3.25%, 03/01/2032 175 157
Banks - 5 .61%
Banco Santander SA
1.85%, 03/25/2026 400 385
2.75%, 12/03/2030 400 353
3.22%, 11/22/2032
(f)
200 177
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
3.49%, 05/28/2030 200 189
5.29%, 08/18/2027 200 205
5.44%, 07/15/2031 200 209
5.59%, 08/08/2028 400 416
6.94%, 11/07/2033 400 463
Bank of America Corp
1.66%, 03/11/2027
(f)
365 351
Secured Overnight Financing Rate + 0.91%
1.73%, 07/22/2027
(f)
380 363
Secured Overnight Financing Rate + 0.96%
1.90%, 07/23/2031
(f)
370 321
Secured Overnight Financing Rate + 1.53%
1.92%, 10/24/2031
(f)
340 293
Secured Overnight Financing Rate + 1.37%
2.09%, 06/14/2029
(f)
190 175
Secured Overnight Financing Rate + 1.06%
2.30%, 07/21/2032
(f)
380 329
Secured Overnight Financing Rate + 1.22%
2.48%, 09/21/2036
(f)
385 325
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%

Schedule of Investments
Bond Market Index Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp (continued)
2.50%, 02/13/2031
(f)
$ 320 $ 290
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.55%, 02/04/2028
(f)
390 375
Secured Overnight Financing Rate + 1.05%
2.57%, 10/20/2032
(f)
355 311
Secured Overnight Financing Rate + 1.21%
2.65%, 03/11/2032
(f)
205 183
Secured Overnight Financing Rate + 1.22%
2.68%, 06/19/2041
(f)
670 504
Secured Overnight Financing Rate + 1.93%
2.83%, 10/24/2051
(f)
450 311
Secured Overnight Financing Rate + 1.88%
2.97%, 02/04/2033
(f)
390 349
Secured Overnight Financing Rate + 1.33%
2.97%, 07/21/2052
(f)
380 270
Secured Overnight Financing Rate + 1.56%
3.19%, 07/23/2030
(f)
335 317
CME Term Secured Overnight Financing
Rate 3 Month + 1.44%
3.25%, 10/21/2027 40 39
3.31%, 04/22/2042
(f)
380 309
Secured Overnight Financing Rate + 1.58%
3.42%, 12/20/2028
(f)
536 521
CME Term Secured Overnight Financing
Rate 3 Month + 1.30%
3.48%, 03/13/2052
(f)
190 149
Secured Overnight Financing Rate + 1.65%
3.50%, 04/19/2026 345 342
3.59%, 07/21/2028
(f)
500 491
CME Term Secured Overnight Financing
Rate 3 Month + 1.63%
3.82%, 01/20/2028
(f)
400 396
CME Term Secured Overnight Financing
Rate 3 Month + 1.84%
3.97%, 02/07/2030
(f)
250 246
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
4.18%, 11/25/2027 235 235
4.27%, 07/23/2029
(f)
360 359
CME Term Secured Overnight Financing
Rate 3 Month + 1.57%
4.33%, 03/15/2050
(f)
310 282
CME Term Secured Overnight Financing
Rate 3 Month + 1.78%
4.38%, 04/27/2028
(f)
235 235
Secured Overnight Financing Rate + 1.58%
4.57%, 04/27/2033
(f)
290 289
Secured Overnight Financing Rate + 1.83%
5.00%, 01/21/2044 25 25
5.02%, 07/22/2033
(f)
340 349
Secured Overnight Financing Rate + 2.16%
5.08%, 01/20/2027
(f)
255 257
Secured Overnight Financing Rate + 1.29%
5.20%, 04/25/2029
(f)
295 303
Secured Overnight Financing Rate + 1.63%
5.29%, 04/25/2034
(f)
295 307
Secured Overnight Financing Rate + 1.91%
5.43%, 08/15/2035
(f)
210 215
Secured Overnight Financing Rate + 1.91%
5.47%, 01/23/2035
(f)
185 195
Secured Overnight Financing Rate + 1.65%
5.82%, 09/15/2029
(f)
305 321
Secured Overnight Financing Rate + 1.57%
5.87%, 09/15/2034
(f)
305 329
Secured Overnight Financing Rate + 1.84%
5.88%, 02/07/2042 228 255
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp (continued)
5.93%, 09/15/2027
(f)
$ 305 $ 314
Secured Overnight Financing Rate + 1.34%
6.11%, 01/29/2037 400 442
7.75%, 05/14/2038 250 316
Bank of America NA
5.53%, 08/18/2026 260 267
6.00%, 10/15/2036 250 276
Bank of Montreal
0.95%, 01/22/2027
(f)
190 182
Secured Overnight Financing Rate + 0.60%
3.09%, 01/10/2037
(f)
400 345
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.40%
4.64%, 09/10/2030
(f)
275 278
Secured Overnight Financing Rate + 1.25%
4.70%, 09/14/2027 105 107
5.30%, 06/05/2026 150 153
5.37%, 06/04/2027
(e)
220 228
5.72%, 09/25/2028 305 321
Bank of New York Mellon Corp/The
0.75%, 01/28/2026 185 177
1.65%, 07/14/2028 150 138
2.05%, 01/26/2027 200 192
2.50%, 01/26/2032 200 176
3.99%, 06/13/2028
(f)
175 174
Secured Overnight Financing Rate + 1.15%
4.54%, 02/01/2029
(f)
110 111
Secured Overnight Financing Rate + 1.17%
4.89%, 07/21/2028
(f)
145 148
Secured Overnight Financing Rate + 0.84%
4.95%, 04/26/2027
(f)
110 111
Secured Overnight Financing Rate + 1.03%
4.97%, 04/26/2034
(f)
110 113
Secured Overnight Financing Rate + 1.61%
5.06%, 07/22/2032
(f)
145 150
Secured Overnight Financing Rate + 1.23%
5.19%, 03/14/2035
(f)
195 202
Secured Overnight Financing Rate + 1.42%
5.83%, 10/25/2033
(f)
150 162
Secured Overnight Financing Rate + 2.07%
6.32%, 10/25/2029
(f)
295 317
Secured Overnight Financing Rate + 1.60%
Bank of Nova Scotia/The
1.05%, 03/02/2026 190 182
1.30%, 09/15/2026 195 185
2.15%, 08/01/2031 190 164
2.70%, 08/03/2026 170 166
4.50%, 12/16/2025 250 249
4.74%, 11/10/2032
(f)
135 135
Secured Overnight Financing Rate + 1.44%
4.85%, 02/01/2030 245 251
5.35%, 12/07/2026 155 159
5.40%, 06/04/2027 300 309
Barclays PLC
2.28%, 11/24/2027
(f)
220 210
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
2.65%, 06/24/2031
(f)
320 286
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
2.67%, 03/10/2032
(f)
200 176
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
3.56%, 09/23/2035
(f)
200 182
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%

Schedule of Investments
Bond Market Index Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC (continued)
3.81%, 03/10/2042
(e),(f)
$ 200 $ 165
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
4.38%, 01/12/2026 200 200
4.84%, 09/10/2028
(f)
200 202
Secured Overnight Financing Rate + 1.34%
4.97%, 05/16/2029
(f)
210 212
3 Month USD LIBOR + 1.90%
5.50%, 08/09/2028
(f)
335 344
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.65%
5.67%, 03/12/2028
(f)
300 308
Secured Overnight Financing Rate + 1.49%
5.69%, 03/12/2030
(f)
300 312
Secured Overnight Financing Rate + 1.74%
6.22%, 05/09/2034
(f)
295 318
Secured Overnight Financing Rate + 2.98%
6.50%, 09/13/2027
(f)
230 238
Secured Overnight Financing Rate + 1.88%
6.69%, 09/13/2034
(f)
305 339
Secured Overnight Financing Rate + 2.62%
7.33%, 11/02/2026
(f)
305 313
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.05%
7.44%, 11/02/2033
(f)
305 352
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Canadian Imperial Bank of Commerce
1.25%, 06/22/2026 190 181
4.63%, 09/11/2030
(f)
135 136
Secured Overnight Financing Rate + 1.34%
5.00%, 04/28/2028 145 149
5.26%, 04/08/2029 150 156
5.93%, 10/02/2026 150 155
5.99%, 10/03/2028 150 159
Citibank NA
5.57%, 04/30/2034 300 320
5.80%, 09/29/2028 250 265
Citigroup Inc
1.12%, 01/28/2027
(f)
185 177
Secured Overnight Financing Rate + 0.77%
1.46%, 06/09/2027
(f)
370 353
Secured Overnight Financing Rate + 0.77%
2.52%, 11/03/2032
(f)
175 152
Secured Overnight Financing Rate + 1.18%
2.56%, 05/01/2032
(f)
520 457
Secured Overnight Financing Rate + 1.17%
2.57%, 06/03/2031
(f)
320 288
Secured Overnight Financing Rate + 2.11%
2.67%, 01/29/2031
(f)
315 287
Secured Overnight Financing Rate + 1.15%
2.90%, 11/03/2042
(f)
195 147
Secured Overnight Financing Rate + 1.38%
2.98%, 11/05/2030
(f)
155 144
Secured Overnight Financing Rate + 1.42%
3.06%, 01/25/2033
(f)
185 165
Secured Overnight Financing Rate + 1.35%
3.20%, 10/21/2026 525 514
3.67%, 07/24/2028
(f)
325 319
CME Term Secured Overnight Financing
Rate 3 Month + 1.65%
3.79%, 03/17/2033
(f)
395 370
Secured Overnight Financing Rate + 1.94%
3.89%, 01/10/2028
(f)
400 396
CME Term Secured Overnight Financing
Rate 3 Month + 1.82%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc (continued)
4.07%, 04/23/2029
(f)
$ 240 $ 238
CME Term Secured Overnight Financing
Rate 3 Month + 1.45%
4.28%, 04/24/2048
(f)
330 292
CME Term Secured Overnight Financing
Rate 3 Month + 2.10%
4.30%, 11/20/2026 525 524
4.45%, 09/29/2027 20 20
4.54%, 09/19/2030
(f)
270 270
Secured Overnight Financing Rate + 1.34%
4.60%, 03/09/2026 60 60
4.65%, 07/30/2045 222 211
4.66%, 05/24/2028
(f)
365 368
Secured Overnight Financing Rate + 1.89%
4.91%, 05/24/2033
(f)
230 232
Secured Overnight Financing Rate + 2.09%
5.17%, 02/13/2030
(f)
310 318
Secured Overnight Financing Rate + 1.36%
5.30%, 05/06/2044 25 25
5.41%, 09/19/2039
(f)
135 135
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.73%
5.83%, 02/13/2035
(f)
155 162
Secured Overnight Financing Rate + 2.06%
5.88%, 01/30/2042 328 360
6.17%, 05/25/2034
(f)
295 315
Secured Overnight Financing Rate + 2.66%
6.27%, 11/17/2033
(f)
305 335
Secured Overnight Financing Rate + 2.34%
6.63%, 06/15/2032 112 124
6.68%, 09/13/2043 30 35
8.13%, 07/15/2039 132 175
Cooperatieve Rabobank UA
5.25%, 05/24/2041 290 306
5.25%, 08/04/2045 250 258
Cooperatieve Rabobank UA/NY
4.80%, 01/09/2029 305 313
Deutsche Bank AG/New York NY
1.69%, 03/19/2026 250 241
2.13%, 11/24/2026
(f)
200 194
Secured Overnight Financing Rate + 1.87%
4.10%, 01/13/2026 200 198
5.00%, 09/11/2030
(f)
275 276
Secured Overnight Financing Rate + 1.70%
5.37%, 09/09/2027
(e)
325 334
6.72%, 01/18/2029
(f)
300 318
Secured Overnight Financing Rate + 3.18%
7.08%, 02/10/2034
(f)
305 329
Secured Overnight Financing Rate + 3.65%
Discover Bank
2.70%, 02/06/2030 250 225
Fifth Third Bancorp
4.06%, 04/25/2028
(f)
150 148
Secured Overnight Financing Rate + 1.36%
5.63%, 01/29/2032
(f)
150 157
Secured Overnight Financing Rate + 1.84%
6.34%, 07/27/2029
(f)
225 239
Secured Overnight Financing Rate + 2.34%
Fifth Third Bank NA
3.85%, 03/15/2026 350 346
Goldman Sachs Group Inc/The
1.09%, 12/09/2026
(f)
315 302
Secured Overnight Financing Rate + 0.79%
1.43%, 03/09/2027
(f)
385 368
Secured Overnight Financing Rate + 0.80%
1.54%, 09/10/2027
(f)
190 180
Secured Overnight Financing Rate + 0.82%

Schedule of Investments
Bond Market Index Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The (continued)
1.95%, 10/21/2027
(f)
$ 400 $ 381
Secured Overnight Financing Rate + 0.91%
1.99%, 01/27/2032
(f)
475 406
Secured Overnight Financing Rate + 1.09%
2.38%, 07/21/2032
(f)
285 247
Secured Overnight Financing Rate + 1.25%
2.60%, 02/07/2030 410 376
2.62%, 04/22/2032
(f)
380 336
Secured Overnight Financing Rate + 1.28%
2.64%, 02/24/2028
(f)
300 288
Secured Overnight Financing Rate + 1.11%
2.65%, 10/21/2032
(f)
195 171
Secured Overnight Financing Rate + 1.26%
2.91%, 07/21/2042
(f)
385 293
Secured Overnight Financing Rate + 1.47%
3.10%, 02/24/2033
(f)
395 355
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042
(f)
190 152
Secured Overnight Financing Rate + 1.51%
3.44%, 02/24/2043
(f)
385 314
Secured Overnight Financing Rate + 1.63%
3.81%, 04/23/2029
(f)
625 613
CME Term Secured Overnight Financing
Rate 3 Month + 1.42%
3.85%, 01/26/2027 60 59
4.22%, 05/01/2029
(f)
415 413
CME Term Secured Overnight Financing
Rate 3 Month + 1.56%
4.25%, 10/21/2025 340 339
4.41%, 04/23/2039
(f)
180 170
CME Term Secured Overnight Financing
Rate 3 Month + 1.69%
4.48%, 08/23/2028
(f)
280 281
Secured Overnight Financing Rate + 1.73%
4.80%, 07/08/2044 25 24
5.05%, 07/23/2030
(f)
315 323
Secured Overnight Financing Rate + 1.21%
5.15%, 05/22/2045 310 310
5.33%, 07/23/2035
(f)
250 259
Secured Overnight Financing Rate + 1.55%
5.73%, 04/25/2030
(f)
265 278
Secured Overnight Financing Rate + 1.27%
5.85%, 04/25/2035
(f)
180 193
Secured Overnight Financing Rate + 1.55%
6.48%, 10/24/2029
(f)
295 318
Secured Overnight Financing Rate + 1.77%
6.56%, 10/24/2034
(f)
145 164
Secured Overnight Financing Rate + 1.95%
6.75%, 10/01/2037 530 610
HSBC Holdings PLC
2.01%, 09/22/2028
(f)
335 313
Secured Overnight Financing Rate + 1.73%
2.36%, 08/18/2031
(f)
200 176
Secured Overnight Financing Rate + 1.95%
2.80%, 05/24/2032
(f)
200 177
Secured Overnight Financing Rate + 1.19%
2.85%, 06/04/2031
(f)
200 182
Secured Overnight Financing Rate + 2.39%
2.87%, 11/22/2032
(f)
400 352
Secured Overnight Financing Rate + 1.41%
3.97%, 05/22/2030
(f)
200 195
CME Term Secured Overnight Financing
Rate 3 Month + 1.87%
4.04%, 03/13/2028
(f)
250 247
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC (continued)
4.58%, 06/19/2029
(f)
$ 365 $ 365
CME Term Secured Overnight Financing
Rate 3 Month + 1.80%
4.76%, 06/09/2028
(f)
200 201
Secured Overnight Financing Rate + 2.11%
4.95%, 03/31/2030 200 205
5.40%, 08/11/2033
(f)
335 347
Secured Overnight Financing Rate + 2.87%
5.55%, 03/04/2030
(f)
310 322
Secured Overnight Financing Rate + 1.46%
5.72%, 03/04/2035
(e),(f)
310 329
Secured Overnight Financing Rate + 1.78%
5.73%, 05/17/2032
(f)
300 316
Secured Overnight Financing Rate + 1.52%
5.89%, 08/14/2027
(f)
300 308
Secured Overnight Financing Rate + 1.57%
6.10%, 01/14/2042 174 200
6.16%, 03/09/2029
(f)
200 211
Secured Overnight Financing Rate + 1.97%
6.25%, 03/09/2034
(f)
260 284
Secured Overnight Financing Rate + 2.39%
6.33%, 03/09/2044
(f)
215 243
Secured Overnight Financing Rate + 2.65%
6.50%, 05/02/2036 420 464
6.55%, 06/20/2034
(f)
295 323
Secured Overnight Financing Rate + 2.98%
7.39%, 11/03/2028
(f)
305 330
Secured Overnight Financing Rate + 3.35%
Huntington Bancshares Inc/OH
2.55%, 02/04/2030 110 99
Huntington National Bank/The
5.65%, 01/10/2030 305 319
ING Groep NV
1.73%, 04/01/2027
(f)
200 192
Secured Overnight Financing Rate + 1.01%
2.73%, 04/01/2032
(f)
200 178
Secured Overnight Financing Rate + 1.32%
5.34%, 03/19/2030
(f)
300 310
Secured Overnight Financing Rate + 1.44%
6.11%, 09/11/2034
(f)
230 251
Secured Overnight Financing Rate + 2.09%
JPMorgan Chase & Co
1.04%, 02/04/2027
(f)
380 363
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(f)
360 346
Secured Overnight Financing Rate + 0.80%
1.47%, 09/22/2027
(f)
155 147
Secured Overnight Financing Rate + 0.77%
1.58%, 04/22/2027
(f)
380 364
Secured Overnight Financing Rate + 0.89%
1.76%, 11/19/2031
(f)
180 155
CME Term Secured Overnight Financing
Rate 3 Month + 1.11%
1.95%, 02/04/2032
(f)
380 327
Secured Overnight Financing Rate + 1.07%
2.07%, 06/01/2029
(f)
295 273
Secured Overnight Financing Rate + 1.02%
2.18%, 06/01/2028
(f)
265 251
Secured Overnight Financing Rate + 1.89%
2.52%, 04/22/2031
(f)
380 345
Secured Overnight Financing Rate + 2.04%
2.53%, 11/19/2041
(f)
180 133
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.55%, 11/08/2032
(f)
390 343
Secured Overnight Financing Rate + 1.18%

Schedule of Investments
Bond Market Index Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co (continued)
2.58%, 04/22/2032
(f)
$ 190 $ 169
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.74%, 10/15/2030
(f)
260 241
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.95%, 10/01/2026 300 294
2.96%, 05/13/2031
(f)
350 322
CME Term Secured Overnight Financing
Rate 3 Month + 2.52%
3.11%, 04/22/2041
(f)
380 306
CME Term Secured Overnight Financing
Rate 3 Month + 2.46%
3.11%, 04/22/2051
(f)
215 159
Secured Overnight Financing Rate + 2.44%
3.30%, 04/01/2026 250 247
3.33%, 04/22/2052
(f)
380 293
Secured Overnight Financing Rate + 1.58%
3.51%, 01/23/2029
(f)
200 195
CME Term Secured Overnight Financing
Rate 3 Month + 1.21%
3.63%, 12/01/2027 25 25
3.88%, 07/24/2038
(f)
200 183
CME Term Secured Overnight Financing
Rate 3 Month + 1.62%
3.96%, 11/15/2048
(f)
400 345
CME Term Secured Overnight Financing
Rate 3 Month + 1.64%
4.01%, 04/23/2029
(f)
270 267
CME Term Secured Overnight Financing
Rate 3 Month + 1.38%
4.03%, 07/24/2048
(f)
30 26
CME Term Secured Overnight Financing
Rate 3 Month + 1.72%
4.20%, 07/23/2029
(f)
300 299
CME Term Secured Overnight Financing
Rate 3 Month + 1.52%
4.25%, 10/01/2027 10 10
4.32%, 04/26/2028
(f)
290 291
Secured Overnight Financing Rate + 1.56%
4.57%, 06/14/2030
(f)
295 298
Secured Overnight Financing Rate + 1.75%
4.59%, 04/26/2033
(f)
390 390
Secured Overnight Financing Rate + 1.80%
4.85%, 07/25/2028
(f)
170 173
Secured Overnight Financing Rate + 1.99%
4.85%, 02/01/2044 20 20
4.91%, 07/25/2033
(f)
340 347
Secured Overnight Financing Rate + 2.08%
4.95%, 06/01/2045 55 55
4.98%, 07/22/2028
(f)
285 291
Secured Overnight Financing Rate + 0.93%
5.00%, 07/22/2030
(f)
285 293
Secured Overnight Financing Rate + 1.13%
5.01%, 01/23/2030
(f)
365 374
Secured Overnight Financing Rate + 1.31%
5.04%, 01/23/2028
(f)
350 356
Secured Overnight Financing Rate + 1.19%
5.29%, 07/22/2035
(f)
215 224
Secured Overnight Financing Rate + 1.46%
5.30%, 07/24/2029
(f)
300 310
Secured Overnight Financing Rate + 1.45%
5.34%, 01/23/2035
(f)
215 225
Secured Overnight Financing Rate + 1.62%
5.35%, 06/01/2034
(f)
520 544
Secured Overnight Financing Rate + 1.85%
5.40%, 01/06/2042 102 108
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co (continued)
5.57%, 04/22/2028
(f)
$ 300 $ 309
Secured Overnight Financing Rate + 0.93%
5.58%, 04/22/2030
(f)
300 315
Secured Overnight Financing Rate + 1.16%
5.60%, 07/15/2041 154 167
5.63%, 08/16/2043 180 196
5.72%, 09/14/2033
(f)
325 345
Secured Overnight Financing Rate + 2.58%
5.77%, 04/22/2035
(f)
195 210
Secured Overnight Financing Rate + 1.49%
6.07%, 10/22/2027
(f)
295 306
Secured Overnight Financing Rate + 1.33%
6.09%, 10/23/2029
(f)
295 314
Secured Overnight Financing Rate + 1.57%
6.25%, 10/23/2034
(f)
295 328
Secured Overnight Financing Rate + 1.81%
6.40%, 05/15/2038 275 324
JPMorgan Chase Bank NA
5.11%, 12/08/2026 305 312
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 250 259
KeyCorp
2.25%, 04/06/2027 410 388
2.55%, 10/01/2029 310 281
Korea Development Bank/The
0.80%, 04/27/2026 350 333
4.38%, 02/15/2028 305 308
4.50%, 02/15/2029 305 311
5.38%, 10/23/2026 295 303
5.63%, 10/23/2033 200 217
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/2036
(g)
380 240
0.00%, 06/29/2037
(g)
200 120
0.63%, 01/22/2026 790 757
1.00%, 10/01/2026 290 275
2.88%, 04/03/2028
(e)
275 268
3.00%, 05/20/2027 520 512
3.50%, 08/27/2027
(h)
150 149
3.63%, 04/01/2026
(e)
450 449
3.75%, 02/15/2028 225 226
3.88%, 06/15/2028 360 363
4.00%, 03/15/2029 90 91
4.13%, 07/15/2033 300 306
4.38%, 03/01/2027 310 315
4.38%, 02/28/2034 170 177
4.63%, 08/07/2026 305 310
4.75%, 10/29/2030 295 312
Landwirtschaftliche Rentenbank
0.88%, 03/30/2026 170 163
0.88%, 09/03/2030 330 281
3.88%, 09/28/2027
(e)
205 206
3.88%, 06/14/2028 295 297
4.63%, 04/17/2029 305 317
Lloyds Banking Group PLC
3.57%, 11/07/2028
(f)
230 224
3 Month USD LIBOR + 1.21%
3.75%, 01/11/2027 515 509
4.65%, 03/24/2026 250 250
4.98%, 08/11/2033
(f)
335 338
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
5.30%, 12/01/2045 200 198
5.68%, 01/05/2035
(f)
305 321
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%

Schedule of Investments
Bond Market Index Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Lloyds Banking Group PLC (continued)
5.87%, 03/06/2029
(f)
$ 200 $ 209
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
5.99%, 08/07/2027
(f)
305 313
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.48%
Mitsubishi UFJ Financial Group Inc
1.54%, 07/20/2027
(f)
400 381
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.75%
1.64%, 10/13/2027
(f)
200 190
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.67%
2.05%, 07/17/2030 250 220
2.56%, 02/25/2030 200 182
2.76%, 09/13/2026 200 195
3.20%, 07/18/2029 200 191
4.08%, 04/19/2028
(f)
200 199
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
4.32%, 04/19/2033
(f)
200 196
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%
5.13%, 07/20/2033
(f)
200 206
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.13%
5.35%, 09/13/2028
(f)
325 335
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
5.41%, 04/19/2034
(e),(f)
300 316
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.97%
5.43%, 04/17/2035
(f)
225 237
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%
Mizuho Financial Group Inc
2.20%, 07/10/2031
(f)
200 176
CME Term Secured Overnight Financing
Rate 3 Month + 1.77%
2.26%, 07/09/2032
(f)
200 171
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
3.15%, 07/16/2030
(f)
400 376
CME Term Secured Overnight Financing
Rate 3 Month + 1.39%
5.41%, 09/13/2028
(f)
325 335
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.05%
5.59%, 07/10/2035
(f)
295 311
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
5.74%, 05/27/2031
(f)
305 323
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.65%
5.75%, 07/06/2034
(f)
300 320
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
Morgan Stanley
0.99%, 12/10/2026
(f)
280 268
Secured Overnight Financing Rate + 0.72%
1.51%, 07/20/2027
(f)
380 361
Secured Overnight Financing Rate + 0.86%
1.59%, 05/04/2027
(f)
270 258
Secured Overnight Financing Rate + 0.88%
1.79%, 02/13/2032
(f)
355 300
Secured Overnight Financing Rate + 1.03%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley (continued)
1.93%, 04/28/2032
(f)
$ 105 $ 89
Secured Overnight Financing Rate + 1.02%
2.24%, 07/21/2032
(f)
380 327
Secured Overnight Financing Rate + 1.18%
2.48%, 01/21/2028
(f)
120 115
Secured Overnight Financing Rate + 1.00%
2.48%, 09/16/2036
(f)
265 222
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(f)
180 157
Secured Overnight Financing Rate + 1.20%
2.80%, 01/25/2052
(f)
240 166
Secured Overnight Financing Rate + 1.43%
2.94%, 01/21/2033
(f)
280 250
Secured Overnight Financing Rate + 1.29%
3.13%, 07/27/2026 360 354
3.22%, 04/22/2042
(f)
190 153
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028 30 29
3 Month USD LIBOR + 1.34%
3.63%, 01/20/2027 530 525
3.77%, 01/24/2029
(f)
360 354
CME Term Secured Overnight Financing
Rate 3 Month + 1.40%
3.95%, 04/23/2027 50 49
3.97%, 07/22/2038 15 14
3 Month USD LIBOR + 1.46%
4.21%, 04/20/2028
(f)
390 389
Secured Overnight Financing Rate + 1.61%
4.30%, 01/27/2045 50 46
4.35%, 09/08/2026 30 30
4.38%, 01/22/2047 30 28
4.89%, 07/20/2033
(f)
225 228
Secured Overnight Financing Rate + 2.08%
5.00%, 11/24/2025 275 276
5.04%, 07/19/2030
(f)
285 293
Secured Overnight Financing Rate + 1.22%
5.05%, 01/28/2027
(f)
225 227
Secured Overnight Financing Rate + 1.30%
5.12%, 02/01/2029
(f)
300 308
Secured Overnight Financing Rate + 1.73%
5.16%, 04/20/2029
(f)
150 154
Secured Overnight Financing Rate + 1.59%
5.17%, 01/16/2030
(f)
230 237
Secured Overnight Financing Rate + 1.45%
5.25%, 04/21/2034
(f)
295 305
Secured Overnight Financing Rate + 1.87%
5.32%, 07/19/2035
(f)
290 301
Secured Overnight Financing Rate + 1.56%
5.42%, 07/21/2034
(f)
300 313
Secured Overnight Financing Rate + 1.88%
5.45%, 07/20/2029
(f)
300 312
Secured Overnight Financing Rate + 1.63%
5.47%, 01/18/2035
(f)
155 162
Secured Overnight Financing Rate + 1.73%
5.60%, 03/24/2051
(f)
500 548
Secured Overnight Financing Rate + 4.84%
5.65%, 04/13/2028
(f)
130 134
Secured Overnight Financing Rate + 1.01%
5.66%, 04/18/2030
(f)
300 316
Secured Overnight Financing Rate + 1.26%
5.83%, 04/19/2035
(f)
90 97
Secured Overnight Financing Rate + 1.58%
5.95%, 01/19/2038
(f)
150 157
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.43%
6.14%, 10/16/2026
(f)
295 300
Secured Overnight Financing Rate + 1.77%

Schedule of Investments
Bond Market Index Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley (continued)
6.30%, 10/18/2028
(f)
$ 295 $ 312
Secured Overnight Financing Rate + 2.24%
6.34%, 10/18/2033
(f)
295 328
Secured Overnight Financing Rate + 2.56%
6.38%, 07/24/2042 395 467
6.41%, 11/01/2029
(f)
300 322
Secured Overnight Financing Rate + 1.83%
6.63%, 11/01/2034
(f)
185 209
Secured Overnight Financing Rate + 2.05%
Morgan Stanley Bank NA
4.75%, 04/21/2026 300 303
4.97%, 07/14/2028
(f)
285 291
Secured Overnight Financing Rate + 0.93%
National Australia Bank Ltd/New York
4.79%, 01/10/2029 250 257
4.90%, 06/13/2028 295 303
4.97%, 01/12/2026 300 303
5.09%, 06/11/2027 280 288
NatWest Group PLC
1.64%, 06/14/2027
(f)
265 253
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
4.80%, 04/05/2026 500 502
4.89%, 05/18/2029
(f)
400 404
3 Month USD LIBOR + 1.75%
5.08%, 01/27/2030
(f)
400 407
3 Month USD LIBOR + 1.91%
5.85%, 03/02/2027
(f)
200 204
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%
Northern Trust Corp
3.95%, 10/30/2025 500 498
4.00%, 05/10/2027 130 130
Oesterreichische Kontrollbank AG
3.63%, 09/09/2027 125 125
3.75%, 09/05/2029 275 276
4.13%, 01/20/2026 150 150
4.25%, 03/01/2028 300 306
4.75%, 05/21/2027 300 308
PNC Bank NA
2.70%, 10/22/2029 250 229
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(f)
150 131
Secured Overnight Financing Rate + 0.98%
2.55%, 01/22/2030 160 147
2.60%, 07/23/2026 490 477
3.45%, 04/23/2029 300 292
4.63%, 06/06/2033
(f)
105 104
Secured Overnight Financing Rate + 1.85%
4.76%, 01/26/2027
(f)
240 241
Secured Overnight Financing Rate + 1.09%
5.30%, 01/21/2028
(f)
155 159
Secured Overnight Financing Rate + 1.34%
5.35%, 12/02/2028
(f)
105 109
Secured Overnight Financing Rate + 1.62%
5.40%, 07/23/2035
(f)
315 328
Secured Overnight Financing Rate + 1.60%
5.68%, 01/22/2035
(f)
75 80
Secured Overnight Financing Rate + 1.90%
5.94%, 08/18/2034
(f)
305 329
Secured Overnight Financing Rate + 1.95%
6.62%, 10/20/2027
(f)
220 230
Secured Overnight Financing Rate + 1.73%
Royal Bank of Canada
1.15%, 07/14/2026 190 180
1.20%, 04/27/2026 175 167
3.63%, 05/04/2027 115 114
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Royal Bank of Canada (continued)
3.88%, 05/04/2032 $ 225 $ 217
4.90%, 01/12/2028 300 307
4.95%, 02/01/2029 265 273
5.00%, 05/02/2033 145 150
5.20%, 07/20/2026 150 153
6.00%, 11/01/2027 150 158
Santander Holdings USA Inc
2.49%, 01/06/2028
(f)
270 256
Secured Overnight Financing Rate + 1.25%
5.35%, 09/06/2030
(f)
135 136
Secured Overnight Financing Rate + 1.94%
6.12%, 05/31/2027
(f)
300 306
Secured Overnight Financing Rate + 1.23%
Santander UK Group Holdings PLC
1.67%, 06/14/2027
(f)
200 190
Secured Overnight Financing Rate + 0.99%
2.47%, 01/11/2028
(f)
200 191
Secured Overnight Financing Rate + 1.22%
State Street Corp
2.20%, 02/07/2028
(f)
145 139
Secured Overnight Financing Rate + 0.73%
2.20%, 03/03/2031 140 124
2.40%, 01/24/2030 160 148
2.65%, 05/19/2026 60 59
4.42%, 05/13/2033
(f)
365 363
Secured Overnight Financing Rate + 1.61%
4.82%, 01/26/2034
(f)
65 66
Secured Overnight Financing Rate + 1.57%
5.27%, 08/03/2026 155 158
5.68%, 11/21/2029
(f)
150 158
Secured Overnight Financing Rate + 1.48%
5.75%, 11/04/2026
(f)
90 91
Secured Overnight Financing Rate + 1.35%
Sumitomo Mitsui Financial Group Inc
1.90%, 09/17/2028 400 365
2.13%, 07/08/2030 265 234
2.14%, 09/23/2030 170 149
2.75%, 01/15/2030 200 184
2.93%, 09/17/2041 195 149
3.04%, 07/16/2029 200 188
3.36%, 07/12/2027
(e)
450 441
3.45%, 01/11/2027 140 138
3.78%, 03/09/2026 250 248
5.32%, 07/09/2029 295 307
5.42%, 07/09/2031 225 236
5.46%, 01/13/2026 215 218
5.77%, 01/13/2033 200 215
5.80%, 07/13/2028 300 316
5.81%, 09/14/2033
(e)
230 249
6.18%, 07/13/2043 150 171
Toronto-Dominion Bank/The
1.20%, 06/03/2026 190 181
1.95%, 01/12/2027
(e)
200 192
2.00%, 09/10/2031
(e)
195 169
3.20%, 03/10/2032 195 179
4.11%, 06/08/2027 70 70
4.46%, 06/08/2032 175 174
4.69%, 09/15/2027 290 295
4.99%, 04/05/2029 305 314
5.10%, 01/09/2026 150 152
5.52%, 07/17/2028 150 157
5.53%, 07/17/2026 150 154
Truist Financial Corp
1.13%, 08/03/2027 215 198
1.27%, 03/02/2027
(f)
60 57
Secured Overnight Financing Rate + 0.61%

Schedule of Investments
Bond Market Index Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Truist Financial Corp (continued)
1.89%, 06/07/2029
(e),(f)
$ 175 $ 160
Secured Overnight Financing Rate + 0.86%
1.95%, 06/05/2030 290 254
4.12%, 06/06/2028
(f)
135 134
Secured Overnight Financing Rate + 1.37%
4.87%, 01/26/2029
(f)
150 152
Secured Overnight Financing Rate + 1.44%
5.12%, 01/26/2034
(f)
150 152
Secured Overnight Financing Rate + 1.85%
5.15%, 08/05/2032
(f)
140 143
Secured Overnight Financing Rate + 1.57%
5.44%, 01/24/2030
(f)
75 78
Secured Overnight Financing Rate + 1.62%
5.71%, 01/24/2035
(f)
60 63
Secured Overnight Financing Rate + 1.92%
5.87%, 06/08/2034
(f)
150 159
Secured Overnight Financing Rate + 2.36%
5.90%, 10/28/2026
(f)
150 152
Secured Overnight Financing Rate + 1.63%
UBS AG/Stamford CT
1.25%, 08/07/2026 250 237
5.00%, 07/09/2027 275 281
UBS Group AG
4.88%, 05/15/2045 250 244
US Bancorp
1.38%, 07/22/2030 415 354
2.22%, 01/27/2028
(f)
155 148
Secured Overnight Financing Rate + 0.73%
2.49%, 11/03/2036
(f)
175 148
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 650 611
3.15%, 04/27/2027 25 24
4.65%, 02/01/2029
(f)
130 131
Secured Overnight Financing Rate + 1.23%
4.84%, 02/01/2034
(f)
130 130
Secured Overnight Financing Rate + 1.60%
5.38%, 01/23/2030
(f)
60 62
Secured Overnight Financing Rate + 1.56%
5.68%, 01/23/2035
(f)
45 48
Secured Overnight Financing Rate + 1.86%
5.73%, 10/21/2026
(f)
150 152
Secured Overnight Financing Rate + 1.43%
5.84%, 06/12/2034
(f)
295 315
Secured Overnight Financing Rate + 2.26%
5.85%, 10/21/2033
(f)
150 160
Secured Overnight Financing Rate + 2.09%
Wells Fargo & Co
2.39%, 06/02/2028
(f)
475 452
Secured Overnight Financing Rate + 2.10%
3.00%, 04/22/2026 500 491
3.00%, 10/23/2026 530 518
3.07%, 04/30/2041
(f)
480 379
Secured Overnight Financing Rate + 2.53%
3.35%, 03/02/2033
(f)
465 425
Secured Overnight Financing Rate + 1.50%
3.58%, 05/22/2028
(f)
500 490
CME Term Secured Overnight Financing
Rate 3 Month + 1.57%
4.10%, 06/03/2026 300 299
4.40%, 06/14/2046 385 337
4.48%, 04/04/2031
(f)
245 245
CME Term Secured Overnight Financing
Rate 3 Month + 4.03%
4.61%, 04/25/2053
(f)
390 360
Secured Overnight Financing Rate + 2.13%
4.65%, 11/04/2044 165 151
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co (continued)
4.81%, 07/25/2028
(f)
$ 170 $ 172
Secured Overnight Financing Rate + 1.98%
4.90%, 07/25/2033
(f)
340 344
Secured Overnight Financing Rate + 2.10%
4.90%, 11/17/2045 260 244
5.01%, 04/04/2051
(f)
325 319
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
5.20%, 01/23/2030
(f)
305 314
Secured Overnight Financing Rate + 1.50%
5.38%, 11/02/2043 20 20
5.39%, 04/24/2034
(f)
210 218
Secured Overnight Financing Rate + 2.02%
5.50%, 01/23/2035
(f)
305 320
Secured Overnight Financing Rate + 1.78%
5.56%, 07/25/2034
(f)
450 472
Secured Overnight Financing Rate + 1.99%
5.57%, 07/25/2029
(f)
450 468
Secured Overnight Financing Rate + 1.74%
5.61%, 01/15/2044 45 46
5.71%, 04/22/2028
(f)
300 310
Secured Overnight Financing Rate + 1.07%
6.30%, 10/23/2029
(f)
295 316
Secured Overnight Financing Rate + 1.79%
6.49%, 10/23/2034
(f)
295 330
Secured Overnight Financing Rate + 2.06%
Wells Fargo Bank NA
5.25%, 12/11/2026 250 256
5.45%, 08/07/2026 305 312
5.95%, 08/26/2036 750 817
6.60%, 01/15/2038 250 289
Westpac Banking Corp
1.15%, 06/03/2026 190 181
1.95%, 11/20/2028 200 184
2.15%, 06/03/2031
(e)
190 167
2.65%, 01/16/2030 155 144
2.96%, 11/16/2040 80 61
3.02%, 11/18/2036
(f)
150 130
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
3.13%, 11/18/2041 200 153
4.04%, 08/26/2027
(e)
110 110
4.11%, 07/24/2034
(f)
165 160
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 165 156
5.05%, 04/16/2029 225 234
5.46%, 11/18/2027 310 323
$ 129,579
Beverages - 0 .56%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.70%, 02/01/2036 880 884
4.90%, 02/01/2046 890 877
Anheuser-Busch InBev Finance Inc
4.63%, 02/01/2044 25 24
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 295 286
4.35%, 06/01/2040 605 571
4.75%, 01/23/2029 560 575
5.00%, 06/15/2034 150 156
5.45%, 01/23/2039 500 535
5.80%, 01/23/2059 595 670
8.20%, 01/15/2039 51 69

Schedule of Investments
Bond Market Index Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Coca-Cola Co/The
1.00%, 03/15/2028 $ 340 $ 311
1.50%, 03/05/2028 190 176
1.65%, 06/01/2030 260 229
2.13%, 09/06/2029 165 152
2.25%, 01/05/2032 195 173
2.50%, 06/01/2040 260 197
2.50%, 03/15/2051 170 111
2.60%, 06/01/2050 260 176
2.88%, 05/05/2041 195 154
3.00%, 03/05/2051 285 209
3.38%, 03/25/2027 160 159
5.00%, 05/13/2034 95 100
5.30%, 05/13/2054 95 101
Constellation Brands Inc
2.25%, 08/01/2031 170 147
3.15%, 08/01/2029 630 598
4.35%, 05/09/2027 160 160
4.90%, 05/01/2033 75 76
Diageo Capital PLC
2.13%, 04/29/2032 200 171
2.38%, 10/24/2029 200 184
5.30%, 10/24/2027 295 306
5.63%, 10/05/2033 200 216
5.88%, 09/30/2036 139 154
Keurig Dr Pepper Inc
2.25%, 03/15/2031 190 167
3.35%, 03/15/2051 190 141
3.95%, 04/15/2029 110 109
4.05%, 04/15/2032 110 107
4.50%, 04/15/2052 110 100
5.10%, 03/15/2027 190 194
Molson Coors Beverage Co
3.00%, 07/15/2026 530 520
5.00%, 05/01/2042 50 49
PepsiCo Inc
1.40%, 02/25/2031 165 140
1.63%, 05/01/2030 95 84
1.95%, 10/21/2031 165 143
2.63%, 07/29/2029 170 161
2.63%, 10/21/2041 160 120
2.75%, 10/21/2051 160 110
2.85%, 02/24/2026 500 493
2.88%, 10/15/2049 160 114
3.60%, 02/18/2028 170 169
4.20%, 07/18/2052 60 54
4.45%, 05/15/2028 150 153
4.45%, 02/15/2033
(e)
250 261
4.50%, 07/17/2029 110 113
4.80%, 07/17/2034 110 114
5.25%, 11/10/2025 225 228
Pepsico Singapore Financing I Pte Ltd
4.55%, 02/16/2029
(e)
155 158
$ 12,909
Biotechnology - 0 .33%
Amgen Inc
1.65%, 08/15/2028 180 164
2.00%, 01/15/2032 180 153
2.20%, 02/21/2027 425 407
2.45%, 02/21/2030 160 146
2.60%, 08/19/2026 500 486
3.00%, 02/22/2029 200 191
3.00%, 01/15/2052 180 127
3.15%, 02/21/2040 510 407
3.38%, 02/21/2050 160 122
4.20%, 03/01/2033 165 160
4.20%, 02/22/2052 200 170
4.40%, 05/01/2045 40 36
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology (continued)
Amgen Inc (continued)
4.66%, 06/15/2051 $ 300 $ 275
4.88%, 03/01/2053 165 155
5.15%, 03/02/2028 270 278
5.25%, 03/02/2030 130 136
5.25%, 03/02/2033 155 161
5.60%, 03/02/2043 310 326
5.65%, 03/02/2053 310 326
5.75%, 03/02/2063 230 243
Baxalta Inc
5.25%, 06/23/2045 130 130
Biogen Inc
2.25%, 05/01/2030 115 103
5.20%, 09/15/2045 540 527
Gilead Sciences Inc
1.65%, 10/01/2030 165 142
2.60%, 10/01/2040 85 64
2.80%, 10/01/2050 165 112
2.95%, 03/01/2027 265 258
4.00%, 09/01/2036 300 282
4.60%, 09/01/2035 500 501
5.25%, 10/15/2033 150 158
5.55%, 10/15/2053 150 161
Regeneron Pharmaceuticals Inc
1.75%, 09/15/2030 165 143
Royalty Pharma PLC
1.75%, 09/02/2027 310 289
2.20%, 09/02/2030 160 140
3.30%, 09/02/2040 160 124
$ 7,603
Building Materials - 0 .19%
Carrier Global Corp
2.49%, 02/15/2027 36 35
2.72%, 02/15/2030 320 296
3.38%, 04/05/2040 300 248
3.58%, 04/05/2050 160 126
5.90%, 03/15/2034 125 137
6.20%, 03/15/2054 30 35
Johnson Controls International plc
4.50%, 02/15/2047 500 449
Johnson Controls International plc / Tyco Fire &
Security Finance SCA
2.00%, 09/16/2031 385 329
Martin Marietta Materials Inc
2.50%, 03/15/2030 250 228
3.20%, 07/15/2051 190 136
Masco Corp
1.50%, 02/15/2028 190 173
4.50%, 05/15/2047 260 229
Owens Corning
4.40%, 01/30/2048 300 254
5.50%, 06/15/2027 150 155
5.70%, 06/15/2034 150 159
Trane Technologies Financing Ltd
3.80%, 03/21/2029 600 591
4.65%, 11/01/2044 300 284
5.10%, 06/13/2034 150 156
Vulcan Materials Co
3.50%, 06/01/2030 295 282
$ 4,302
Chemicals - 0 .32%
Air Products and Chemicals Inc
2.80%, 05/15/2050 155 107
4.60%, 02/08/2029 155 159
4.80%, 03/03/2033 155 160
Albemarle Corp
5.45%, 12/01/2044 150 142

Schedule of Investments
Bond Market Index Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Celanese US Holdings LLC
6.17%, 07/15/2027 $ 345 $ 358
6.38%, 07/15/2032 345 369
Dow Chemical Co/The
2.10%, 11/15/2030 165 147
3.60%, 11/15/2050 165 124
4.38%, 11/15/2042 230 203
4.80%, 05/15/2049 300 274
5.15%, 02/15/2034
(e)
155 159
5.25%, 11/15/2041 280 277
9.40%, 05/15/2039 30 42
DuPont de Nemours Inc
4.73%, 11/15/2028 225 229
5.32%, 11/15/2038 302 329
5.42%, 11/15/2048 245 271
Eastman Chemical Co
4.80%, 09/01/2042 100 93
Ecolab Inc
1.30%, 01/30/2031 85 71
1.65%, 02/01/2027 350 333
2.13%, 08/15/2050 85 51
2.75%, 08/18/2055 307 205
4.80%, 03/24/2030 160 165
Linde Inc/CT
1.10%, 08/10/2030 165 140
LYB International Finance III LLC
1.25%, 10/01/2025 84 81
2.25%, 10/01/2030 165 146
3.63%, 04/01/2051 165 123
4.20%, 10/15/2049 125 103
5.63%, 05/15/2033 150 159
LyondellBasell Industries NV
4.63%, 02/26/2055 20 17
Nutrien Ltd
4.20%, 04/01/2029 300 299
4.90%, 06/01/2043 200 189
5.40%, 06/21/2034 150 155
5.80%, 03/27/2053 155 164
5.95%, 11/07/2025 155 157
PPG Industries Inc
1.20%, 03/15/2026 190 182
Sherwin-Williams Co/The
2.20%, 03/15/2032 160 138
2.30%, 05/15/2030 160 144
2.95%, 08/15/2029 225 212
3.30%, 05/15/2050 160 118
3.80%, 08/15/2049 175 141
Westlake Corp
3.13%, 08/15/2051 190 128
3.60%, 08/15/2026 350 345
$ 7,409
Commercial Mortgage Backed Securities - 1 .10%
BANK 2018-BNK10
3.69%, 02/15/2061 1,850 1,803
CFCRE Commercial Mortgage Trust 2016-C4
3.28%, 05/10/2058 1,300 1,273
Citigroup Commercial Mortgage Trust 2016-GC36
3.62%, 02/10/2049 1,000 977
COMM 2015-DC1 Mortgage Trust
3.35%, 02/10/2048 1,000 994
COMM 2015-LC19 Mortgage Trust
3.18%, 02/10/2048 1,000 994
COMM 2016-CR28 Mortgage Trust
3.76%, 02/10/2049 1,000 986
CSAIL 2016-C7 Commercial Mortgage Trust
3.31%, 11/15/2049 295 292
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Fannie Mae-Aces
2.50%, 10/25/2026
(i)
$ 707 $ 685
2.79%, 06/25/2025
(i)
1,321 1,303
2.92%, 02/25/2027
(i)
651 635
2.96%, 02/25/2027
(i)
815 796
3.09%, 12/25/2027
(i)
649 631
3.47%, 07/25/2028
(i)
1,993 1,954
Freddie Mac Multifamily Structured Pass Through
Certificates
2.67%, 03/25/2026 1,050 1,028
3.06%, 12/25/2024 446 444
3.41%, 12/25/2026 1,500 1,481
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 1,000 975
GS Mortgage Securities Trust 2017-GS5
3.47%, 03/10/2050 1,020 1,007
GS Mortgage Securities Trust 2018-GS9
3.99%, 03/10/2051
(i)
1,500 1,462
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C24
3.48%, 05/15/2048 821 813
Morgan Stanley Capital I Trust 2017-H1
3.26%, 06/15/2050 2,500 2,439
SG Commercial Mortgage Securities Trust 2016-C5
3.06%, 10/10/2048 1,000 963
Wells Fargo Commercial Mortgage Trust 2015-C28
3.29%, 05/15/2048 1,443 1,429
$ 25,364
Commercial Services - 0 .19%
American University/The
3.67%, 04/01/2049 125 104
Automatic Data Processing Inc
1.70%, 05/15/2028 195 181
California Institute of Technology
4.32%, 08/01/2045 80 75
Global Payments Inc
1.20%, 03/01/2026 370 354
3.20%, 08/15/2029 170 159
4.15%, 08/15/2049 85 69
Leland Stanford Junior University/The
3.65%, 05/01/2048 287 244
Massachusetts Institute of Technology
3.89%, 07/01/2116 250 197
4.68%, 07/01/2114 250 238
Moody's Corp
4.25%, 08/08/2032 175 172
5.00%, 08/05/2034 140 143
5.25%, 07/15/2044 250 254
PayPal Holdings Inc
2.30%, 06/01/2030 160 145
2.85%, 10/01/2029 160 150
3.90%, 06/01/2027 185 185
4.40%, 06/01/2032
(e)
185 186
5.50%, 06/01/2054 150 158
S&P Global Inc
1.25%, 08/15/2030 165 141
2.45%, 03/01/2027 145 140
2.50%, 12/01/2029 120 111
3.25%, 12/01/2049 120 91
3.70%, 03/01/2052 295 241
5.25%, 09/15/2033 150 159
University of Southern California
5.25%, 10/01/2111 30 31
William Marsh Rice University
3.57%, 05/15/2045 500 435
$ 4,363

Schedule of Investments
Bond Market Index Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers - 0 .53%
Apple Inc
0.70%, 02/08/2026 $ 350 $ 336
1.20%, 02/08/2028 345 318
1.25%, 08/20/2030 525 455
1.40%, 08/05/2028 190 174
1.65%, 05/11/2030 160 142
1.65%, 02/08/2031 175 153
1.70%, 08/05/2031
(e)
200 173
2.20%, 09/11/2029 165 153
2.40%, 08/20/2050 270 179
2.65%, 05/11/2050 160 110
2.65%, 02/08/2051 175 120
2.70%, 08/05/2051 285 196
2.80%, 02/08/2061 175 117
2.90%, 09/12/2027 300 293
2.95%, 09/11/2049 165 122
3.20%, 05/11/2027 320 316
3.25%, 08/08/2029 175 171
3.35%, 02/09/2027 535 530
3.35%, 08/08/2032 175 167
3.45%, 02/09/2045 30 25
3.75%, 09/12/2047 115 99
3.75%, 11/13/2047 150 129
3.85%, 05/04/2043 300 270
3.95%, 08/08/2052 175 154
4.30%, 05/10/2033
(e)
295 304
4.65%, 02/23/2046 435 432
4.85%, 05/10/2053
(e)
295 305
Dell International LLC / EMC Corp
3.38%, 12/15/2041 200 157
3.45%, 12/15/2051 145 106
5.25%, 02/01/2028 150 155
5.40%, 04/15/2034 225 235
6.02%, 06/15/2026 317 325
8.10%, 07/15/2036 138 172
8.35%, 07/15/2046 83 112
Hewlett Packard Enterprise Co
4.45%, 09/25/2026 405 406
4.55%, 10/15/2029 135 135
4.85%, 10/15/2031 205 205
4.90%, 10/15/2025 300 300
5.00%, 10/15/2034 270 267
6.20%, 10/15/2035 80 87
6.35%, 10/15/2045 195 214
HP Inc
3.00%, 06/17/2027 240 232
4.75%, 01/15/2028 175 178
6.00%, 09/15/2041 154 165
IBM International Capital Pte Ltd
4.75%, 02/05/2031 310 318
4.90%, 02/05/2034 310 318
International Business Machines Corp
2.20%, 02/09/2027 100 96
3.30%, 05/15/2026 250 247
3.50%, 05/15/2029 235 228
4.00%, 06/20/2042 35 31
4.15%, 05/15/2039 230 212
4.25%, 05/15/2049 340 298
4.40%, 07/27/2032 165 165
4.50%, 02/06/2028 115 117
4.70%, 02/19/2046 185 177
5.10%, 02/06/2053 150 151
5.60%, 11/30/2039 92 99
5.88%, 11/29/2032 100 110
6.22%, 08/01/2027 216 229
NetApp Inc
2.38%, 06/22/2027 160 153
$ 12,343
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Consumer Products - 0 .05%
Church & Dwight Co Inc
3.15%, 08/01/2027 $ 300 $ 293
3.95%, 08/01/2047 300 251
Clorox Co/The
1.80%, 05/15/2030 160 140
Kimberly-Clark Corp
2.75%, 02/15/2026 400 393
2.88%, 02/07/2050 160 115
$ 1,192
Cosmetics & Personal Care - 0 .19%
Colgate-Palmolive Co
3.25%, 08/15/2032 175 165
4.60%, 03/01/2028
(e)
155 159
Estee Lauder Cos Inc/The
1.95%, 03/15/2031 170 148
2.38%, 12/01/2029 240 220
Haleon US Capital LLC
3.38%, 03/24/2027 475 467
3.63%, 03/24/2032 370 348
4.00%, 03/24/2052 250 213
Kenvue Inc
4.90%, 03/22/2033 155 160
5.05%, 03/22/2028 155 160
5.05%, 03/22/2053 155 159
5.10%, 03/22/2043 155 160
Procter & Gamble Co/The
0.55%, 10/29/2025 240 231
1.20%, 10/29/2030 340 291
1.90%, 02/01/2027 115 110
2.30%, 02/01/2032 115 104
2.80%, 03/25/2027 330 322
3.55%, 03/25/2040 160 144
3.95%, 01/26/2028 150 151
Unilever Capital Corp
1.38%, 09/14/2030 170 145
2.13%, 09/06/2029 115 105
4.63%, 08/12/2034 105 107
4.88%, 09/08/2028 150 155
5.90%, 11/15/2032 230 256
$ 4,480
Distribution & Wholesale - 0 .01%
WW Grainger Inc
4.60%, 06/15/2045 250 237
Diversified Financial Services - 0 .82%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.75%, 01/30/2026 170 164
2.45%, 10/29/2026 225 216
3.00%, 10/29/2028 245 231
3.30%, 01/30/2032 380 343
3.40%, 10/29/2033 275 243
3.88%, 01/23/2028 300 295
4.95%, 09/10/2034 150 149
5.10%, 01/19/2029 150 153
6.10%, 01/15/2027 305 316
Air Lease Corp
1.88%, 08/15/2026 200 191
2.10%, 09/01/2028 385 352
2.88%, 01/15/2026 385 377
2.88%, 01/15/2032 200 176
3.25%, 10/01/2029 95 89
5.10%, 03/01/2029 155 159
5.20%, 07/15/2031 150 153
Ally Financial Inc
2.20%, 11/02/2028 190 171
4.75%, 06/09/2027 160 160
8.00%, 11/01/2031 415 470

Schedule of Investments
Bond Market Index Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
American Express Co
1.65%, 11/04/2026 $ 670 $ 637
3.30%, 05/03/2027 30 29
4.05%, 05/03/2029 75 75
4.05%, 12/03/2042 25 23
5.10%, 02/16/2028
(f)
155 158
Secured Overnight Financing Rate + 1.00%
5.28%, 07/27/2029
(f)
150 155
Secured Overnight Financing Rate + 1.28%
5.28%, 07/26/2035
(f)
215 224
Secured Overnight Financing Rate + 1.42%
5.39%, 07/28/2027
(f)
150 153
Secured Overnight Financing Rate + 0.97%
5.53%, 04/25/2030
(f)
300 314
Secured Overnight Financing Rate + 1.09%
6.34%, 10/30/2026
(f)
150 153
Secured Overnight Financing Rate + 1.33%
6.49%, 10/30/2031
(f)
75 83
Secured Overnight Financing Rate + 1.94%
BlackRock Funding Inc
4.90%, 01/08/2035 285 294
5.35%, 01/08/2055 145 153
BlackRock Inc
2.10%, 02/25/2032 150 130
2.40%, 04/30/2030 125 114
Capital One Financial Corp
1.88%, 11/02/2027
(f)
125 119
Secured Overnight Financing Rate + 0.86%
2.36%, 07/29/2032
(f)
190 156
Secured Overnight Financing Rate + 1.34%
3.75%, 07/28/2026 415 409
4.20%, 10/29/2025 30 30
4.93%, 05/10/2028
(f)
255 258
Secured Overnight Financing Rate + 2.06%
5.46%, 07/26/2030
(f)
70 72
Secured Overnight Financing Rate + 1.56%
5.70%, 02/01/2030
(f)
155 161
Secured Overnight Financing Rate + 1.91%
5.82%, 02/01/2034
(f)
150 156
Secured Overnight Financing Rate + 2.60%
5.88%, 07/26/2035
(f)
70 73
Secured Overnight Financing Rate + 1.99%
6.05%, 02/01/2035
(f)
75 79
Secured Overnight Financing Rate + 2.26%
6.31%, 06/08/2029
(f)
150 158
Secured Overnight Financing Rate + 2.64%
7.62%, 10/30/2031
(f)
225 256
Secured Overnight Financing Rate + 3.07%
Charles Schwab Corp/The
0.90%, 03/11/2026 315 300
1.15%, 05/13/2026 195 186
1.65%, 03/11/2031
(e)
315 267
1.95%, 12/01/2031 195 166
2.00%, 03/20/2028 385 359
3.45%, 02/13/2026 250 247
5.64%, 05/19/2029
(f)
150 157
Secured Overnight Financing Rate + 2.21%
5.88%, 08/24/2026 155 160
6.14%, 08/24/2034
(f)
155 169
Secured Overnight Financing Rate + 2.01%
6.20%, 11/17/2029
(f)
150 160
Secured Overnight Financing Rate + 1.88%
CME Group Inc
5.30%, 09/15/2043 200 215
Credit Suisse USA LLC
7.13%, 07/15/2032 300 346
Discover Financial Services
4.10%, 02/09/2027 250 248
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Intercontinental Exchange Inc
1.85%, 09/15/2032 $ 125 $ 104
2.10%, 06/15/2030 160 143
2.65%, 09/15/2040 165 124
3.00%, 09/15/2060 165 110
3.75%, 12/01/2025 50 50
4.00%, 09/15/2027 365 365
4.25%, 09/21/2048 150 133
4.60%, 03/15/2033 185 187
4.95%, 06/15/2052 335 334
Jefferies Financial Group Inc
2.63%, 10/15/2031 165 143
4.15%, 01/23/2030 400 391
6.50%, 01/20/2043 200 220
Mastercard Inc
2.00%, 11/18/2031 170 147
2.95%, 11/21/2026 250 245
2.95%, 03/15/2051 190 135
3.35%, 03/26/2030 80 77
3.85%, 03/26/2050 275 233
4.55%, 01/15/2035 275 276
Nasdaq Inc
2.50%, 12/21/2040 185 132
5.35%, 06/28/2028 150 156
5.95%, 08/15/2053 35 38
Nomura Holdings Inc
2.33%, 01/22/2027 385 366
2.68%, 07/16/2030 330 295
5.84%, 01/18/2028 300 312
6.09%, 07/12/2033 300 323
Visa Inc
1.10%, 02/15/2031 165 138
1.90%, 04/15/2027 245 234
2.00%, 08/15/2050
(e)
165 100
2.05%, 04/15/2030 155 140
2.70%, 04/15/2040 155 122
3.15%, 12/14/2025 300 297
3.65%, 09/15/2047 85 71
4.15%, 12/14/2035 215 212
4.30%, 12/14/2045 375 349
Western Union Co/The
6.20%, 11/17/2036 200 213
$ 18,925
Electric - 2 .11%
AEP Texas Inc
2.10%, 07/01/2030 165 145
3.45%, 01/15/2050 55 40
3.45%, 05/15/2051 195 140
4.70%, 05/15/2032 65 65
5.25%, 05/15/2052 65 64
AEP Transmission Co LLC
2.75%, 08/15/2051 190 125
4.00%, 12/01/2046 400 342
4.50%, 06/15/2052 90 81
5.40%, 03/15/2053 155 161
AES Corp/The
2.45%, 01/15/2031 180 156
Alabama Power Co
1.45%, 09/15/2030 160 137
3.13%, 07/15/2051 190 135
Ameren Corp
1.75%, 03/15/2028 190 175
5.00%, 01/15/2029 155 159
5.70%, 12/01/2026 150 154
Ameren Illinois Co
1.55%, 11/15/2030 180 154
3.25%, 03/15/2050 80 59
3.85%, 09/01/2032 115 110

Schedule of Investments
Bond Market Index Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
American Electric Power Co Inc
1.00%, 11/01/2025 $ 45 $ 43
2.30%, 03/01/2030 160 144
5.63%, 03/01/2033
(e)
155 164
Appalachian Power Co
3.30%, 06/01/2027 200 195
7.00%, 04/01/2038 120 142
Arizona Public Service Co
2.60%, 08/15/2029 270 250
2.65%, 09/15/2050 170 107
4.50%, 04/01/2042 77 69
Baltimore Gas and Electric Co
2.25%, 06/15/2031 190 167
4.55%, 06/01/2052 60 54
5.65%, 06/01/2054 150 161
Berkshire Hathaway Energy Co
1.65%, 05/15/2031 135 114
2.85%, 05/15/2051 180 122
3.80%, 07/15/2048 300 239
4.60%, 05/01/2053 195 176
5.15%, 11/15/2043 15 15
6.13%, 04/01/2036 156 172
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051 190 141
4.25%, 02/01/2049 150 132
4.85%, 10/01/2052 80 76
4.95%, 04/01/2033 155 158
5.20%, 10/01/2028 150 156
CenterPoint Energy Inc
1.45%, 06/01/2026 195 186
2.95%, 03/01/2030 125 115
3.70%, 09/01/2049 90 69
CMS Energy Corp
3.75%, 12/01/2050
(f)
180 157
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 160 112
3.13%, 03/15/2051 190 135
4.00%, 03/01/2049 300 250
5.30%, 06/01/2034 150 158
5.30%, 02/01/2053 150 154
5.65%, 06/01/2054 150 161
Connecticut Light and Power Co/The
0.75%, 12/01/2025 180 173
2.05%, 07/01/2031 190 164
3.20%, 03/15/2027 165 162
4.00%, 04/01/2048 250 213
Consolidated Edison Co of New York Inc
2.40%, 06/15/2031 195 174
3.00%, 12/01/2060 180 116
3.70%, 11/15/2059 80 61
3.88%, 06/15/2047 325 267
4.13%, 05/15/2049 300 255
4.20%, 03/15/2042 128 114
4.30%, 12/01/2056 230 201
5.20%, 03/01/2033 150 157
5.85%, 03/15/2036 51 55
6.15%, 11/15/2052 155 177
6.75%, 04/01/2038 125 147
Consumers Energy Co
2.50%, 05/01/2060 94 58
3.10%, 08/15/2050 245 183
4.20%, 09/01/2052 175 154
4.60%, 05/30/2029 155 158
4.90%, 02/15/2029 155 160
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Dominion Energy Inc
1.45%, 04/15/2026 $ 190 $ 182
3.30%, 04/15/2041 190 147
3.38%, 04/01/2030 155 147
4.70%, 12/01/2044 300 271
4.90%, 08/01/2041 77 73
5.38%, 11/15/2032 105 110
5.95%, 06/15/2035 400 432
Dominion Energy South Carolina Inc
5.45%, 02/01/2041 77 80
DTE Electric Co
1.90%, 04/01/2028 435 404
2.25%, 03/01/2030 160 146
2.63%, 03/01/2031 155 140
3.95%, 03/01/2049 125 106
5.20%, 03/01/2034 155 162
5.40%, 04/01/2053 155 163
DTE Energy Co
4.88%, 06/01/2028 100 102
Duke Energy Carolinas LLC
3.20%, 08/15/2049 225 163
4.00%, 09/30/2042 100 87
4.95%, 01/15/2033 150 155
5.30%, 02/15/2040 362 377
5.35%, 01/15/2053 150 155
5.40%, 01/15/2054 155 161
Duke Energy Corp
3.15%, 08/15/2027 15 15
3.30%, 06/15/2041 190 150
3.50%, 06/15/2051 190 140
3.75%, 09/01/2046 200 159
4.50%, 08/15/2032 175 173
4.85%, 01/05/2029 155 158
5.00%, 08/15/2052 175 166
5.45%, 06/15/2034 150 157
5.80%, 06/15/2054 150 158
6.10%, 09/15/2053 150 164
Duke Energy Florida LLC
1.75%, 06/15/2030 160 140
2.50%, 12/01/2029 330 305
3.40%, 10/01/2046 300 232
5.65%, 04/01/2040 25 27
5.88%, 11/15/2033 150 164
5.95%, 11/15/2052 155 171
6.40%, 06/15/2038 66 75
Duke Energy Indiana LLC
2.75%, 04/01/2050 160 105
5.40%, 04/01/2053 155 160
6.12%, 10/15/2035 77 85
Duke Energy Ohio Inc
2.13%, 06/01/2030 160 143
Duke Energy Progress LLC
2.50%, 08/15/2050 165 104
Emera US Finance LP
3.55%, 06/15/2026 25 25
4.75%, 06/15/2046 25 22
Entergy Arkansas LLC
2.65%, 06/15/2051 170 109
5.15%, 01/15/2033 150 156
Entergy Corp
1.90%, 06/15/2028
(e)
115 106
2.40%, 06/15/2031 190 165
Entergy Louisiana LLC
2.90%, 03/15/2051 90 60
3.10%, 06/15/2041 190 145
4.75%, 09/15/2052 105 97
5.15%, 09/15/2034 70 72

Schedule of Investments
Bond Market Index Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Entergy Texas Inc
1.75%, 03/15/2031 $ 165 $ 140
4.00%, 03/30/2029 300 298
4.50%, 03/30/2039 300 285
Evergy Kansas Central Inc
5.70%, 03/15/2053 155 164
Eversource Energy
1.65%, 08/15/2030 165 141
5.00%, 01/01/2027 155 157
5.13%, 05/15/2033 150 153
Exelon Corp
3.35%, 03/15/2032 195 181
4.45%, 04/15/2046 20 18
5.15%, 03/15/2029 155 161
5.63%, 06/15/2035 300 318
Florida Power & Light Co
2.45%, 02/03/2032 200 177
2.88%, 12/04/2051 195 135
3.70%, 12/01/2047 200 163
4.05%, 10/01/2044 175 155
4.40%, 05/15/2028 150 152
4.80%, 05/15/2033 110 113
5.10%, 04/01/2033 155 162
5.30%, 06/15/2034 150 159
5.60%, 06/15/2054 150 164
5.69%, 03/01/2040 48 52
Georgia Power Co
4.30%, 03/15/2042 228 208
4.65%, 05/16/2028 150 153
4.70%, 05/15/2032 185 188
Iberdrola International BV
6.75%, 07/15/2036 128 150
Interstate Power and Light Co
2.30%, 06/01/2030 40 36
4.10%, 09/26/2028 300 298
Kentucky Utilities Co
3.30%, 06/01/2050 155 114
5.13%, 11/01/2040 250 251
MidAmerican Energy Co
3.15%, 04/15/2050 165 121
3.65%, 04/15/2029 300 295
4.25%, 07/15/2049 300 265
5.30%, 02/01/2055 150 155
Mississippi Power Co
4.25%, 03/15/2042 100 88
National Rural Utilities Cooperative Finance Corp
1.00%, 06/15/2026 190 180
2.40%, 03/15/2030 105 95
3.25%, 11/01/2025 500 495
4.12%, 09/16/2027 135 136
4.15%, 12/15/2032 175 172
4.80%, 03/15/2028 115 118
5.00%, 02/07/2031 150 157
5.15%, 06/15/2029 150 156
Nevada Power Co
2.40%, 05/01/2030 200 181
NextEra Energy Capital Holdings Inc
1.90%, 06/15/2028 195 180
2.25%, 06/01/2030 450 402
2.75%, 11/01/2029 115 107
4.90%, 02/28/2028 150 153
4.90%, 03/15/2029 155 159
4.95%, 01/29/2026 155 157
5.00%, 07/15/2032 175 180
5.25%, 03/15/2034 155 161
5.25%, 02/28/2053 150 150
5.65%, 05/01/2079
(f)
500 496
3 Month USD LIBOR + 3.16%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Northern States Power Co/MN
2.25%, 04/01/2031 $ 190 $ 168
2.60%, 06/01/2051 160 105
2.90%, 03/01/2050 80 56
3.40%, 08/15/2042 100 82
5.10%, 05/15/2053 150 151
5.35%, 11/01/2039 82 86
NorthWestern Corp
4.18%, 11/15/2044 300 258
NSTAR Electric Co
4.55%, 06/01/2052 185 170
4.95%, 09/15/2052 80 78
5.40%, 06/01/2034 150 158
Ohio Power Co
1.63%, 01/15/2031 150 126
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025 165 159
3.10%, 09/15/2049 430 308
4.15%, 06/01/2032 185 181
4.30%, 05/15/2028 250 251
4.55%, 09/15/2032 115 116
4.60%, 06/01/2052 185 169
5.25%, 09/30/2040 51 52
5.55%, 06/15/2054
(d),(e)
130 138
Pacific Gas and Electric Co
2.10%, 08/01/2027 885 829
2.50%, 02/01/2031 320 280
3.30%, 08/01/2040 160 124
3.50%, 08/01/2050 890 645
4.20%, 06/01/2041 190 160
5.80%, 05/15/2034 155 164
5.90%, 06/15/2032 150 159
5.90%, 10/01/2054 135 140
6.10%, 01/15/2029 150 158
6.75%, 01/15/2053 150 171
PacifiCorp
2.90%, 06/15/2052 190 123
5.30%, 02/15/2031 310 323
5.35%, 12/01/2053 155 153
5.50%, 05/15/2054 150 151
6.25%, 10/15/2037 92 102
PECO Energy Co
2.80%, 06/15/2050 225 153
2.85%, 09/15/2051 175 119
4.38%, 08/15/2052 115 103
4.60%, 05/15/2052 55 51
4.90%, 06/15/2033 150 154
PPL Electric Utilities Corp
3.00%, 10/01/2049 80 57
3.95%, 06/01/2047 300 256
4.85%, 02/15/2034 80 82
5.00%, 05/15/2033 155 160
Progress Energy Inc
7.75%, 03/01/2031 136 159
Public Service Co of Colorado
1.88%, 06/15/2031 155 132
2.70%, 01/15/2051 250 162
3.70%, 06/15/2028 300 296
4.50%, 06/01/2052 60 54
5.25%, 04/01/2053 110 111
5.35%, 05/15/2034 105 110
Public Service Co of Oklahoma
5.25%, 01/15/2033 150 154
Public Service Electric and Gas Co
2.05%, 08/01/2050 165 96
2.45%, 01/15/2030 160 147
3.00%, 05/15/2027 200 195
3.15%, 01/01/2050 160 118

Schedule of Investments
Bond Market Index Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Public Service Electric and Gas Co (continued)
3.65%, 09/01/2042 $ 200 $ 167
4.65%, 03/15/2033 155 157
4.85%, 08/01/2034 70 72
5.30%, 08/01/2054 70 73
5.45%, 08/01/2053 155 164
Public Service Enterprise Group Inc
5.88%, 10/15/2028 150 158
6.13%, 10/15/2033 150 163
Puget Sound Energy Inc
2.89%, 09/15/2051 170 113
3.25%, 09/15/2049 60 43
5.80%, 03/15/2040 351 369
San Diego Gas & Electric Co
1.70%, 10/01/2030 170 147
3.32%, 04/15/2050 155 114
3.70%, 03/15/2052 195 152
Sempra
3.40%, 02/01/2028 300 291
3.80%, 02/01/2038 300 262
4.00%, 02/01/2048 400 324
6.00%, 10/15/2039 112 119
Southern California Edison Co
2.25%, 06/01/2030 160 143
2.85%, 08/01/2029 125 117
3.45%, 02/01/2052 200 149
3.65%, 02/01/2050 315 245
4.00%, 04/01/2047 225 188
4.70%, 06/01/2027 365 370
4.88%, 02/01/2027 155 157
5.30%, 03/01/2028 155 160
5.45%, 06/01/2031 75 79
5.50%, 03/15/2040 102 106
5.65%, 10/01/2028 150 158
5.70%, 03/01/2053 155 164
5.85%, 11/01/2027 155 163
5.95%, 02/01/2038 367 401
Southern Co/The
1.75%, 03/15/2028 190 174
3.25%, 07/01/2026 570 560
3.75%, 09/15/2051
(f)
435 421
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.00%, 01/15/2051
(f)
170 168
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
5.15%, 10/06/2025 90 91
5.20%, 06/15/2033 150 155
5.50%, 03/15/2029 150 157
5.70%, 10/15/2032 60 64
Southern Power Co
0.90%, 01/15/2026 40 38
5.25%, 07/15/2043 200 199
Southwestern Electric Power Co
4.10%, 09/15/2028 400 397
6.20%, 03/15/2040
(e)
51 56
Southwestern Public Service Co
6.00%, 06/01/2054 80 88
Tampa Electric Co
3.45%, 03/15/2051 185 139
4.35%, 05/15/2044 200 179
Tucson Electric Power Co
1.50%, 08/01/2030 455 389
3.25%, 05/01/2051 195 139
Union Electric Co
2.15%, 03/15/2032 190 163
2.63%, 03/15/2051 165 107
5.45%, 03/15/2053 155 162
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Virginia Electric and Power Co
2.30%, 11/15/2031 $ 195 $ 170
2.45%, 12/15/2050 90 56
2.88%, 07/15/2029 90 85
2.95%, 11/15/2051 380 259
3.75%, 05/15/2027 115 114
4.20%, 05/15/2045 300 260
5.05%, 08/15/2034 40 41
5.45%, 04/01/2053 125 130
5.55%, 08/15/2054 40 42
6.00%, 05/15/2037 77 84
8.88%, 11/15/2038 10 14
WEC Energy Group Inc
1.38%, 10/15/2027 165 152
2.20%, 12/15/2028 200 185
4.75%, 01/09/2026 150 151
Wisconsin Electric Power Co
4.75%, 09/30/2032 120 123
Wisconsin Public Service Corp
2.85%, 12/01/2051 195 130
Xcel Energy Inc
1.75%, 03/15/2027 280 264
2.60%, 12/01/2029 115 106
4.60%, 06/01/2032 110 109
$ 48,693
Electrical Components & Equipment - 0 .04%
Emerson Electric Co
0.88%, 10/15/2026 550 518
2.20%, 12/21/2031 400 351
$ 869
Electronics - 0 .10%
Fortive Corp
3.15%, 06/15/2026 535 525
Honeywell International Inc
1.10%, 03/01/2027 190 178
1.75%, 09/01/2031 190 163
1.95%, 06/01/2030 310 277
2.50%, 11/01/2026 50 49
2.70%, 08/15/2029 85 80
4.25%, 01/15/2029 150 152
4.70%, 02/01/2030 280 288
5.00%, 02/15/2033 155 162
5.00%, 03/01/2035 155 161
5.25%, 03/01/2054 155 162
Jabil Inc
1.70%, 04/15/2026 190 182
Tyco Electronics Group SA
7.13%, 10/01/2037 14 17
$ 2,396
Entertainment - 0 .09%
Warnermedia Holdings Inc
3.76%, 03/15/2027 395 382
4.05%, 03/15/2029 390 369
4.28%, 03/15/2032 290 258
5.05%, 03/15/2042 395 322
5.14%, 03/15/2052 295 228
5.39%, 03/15/2062 635 487
$ 2,046
Environmental Control - 0 .11%
Republic Services Inc
1.75%, 02/15/2032 90 75
2.30%, 03/01/2030 340 308
5.00%, 11/15/2029 150 155
5.00%, 04/01/2034 305 314
Waste Connections Inc
2.20%, 01/15/2032 385 331
4.20%, 01/15/2033 345 335

Schedule of Investments
Bond Market Index Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control (continued)
Waste Management Inc
0.75%, 11/15/2025 $ 90 $ 87
2.00%, 06/01/2029 195 179
2.50%, 11/15/2050 180 118
4.15%, 04/15/2032 95 94
4.63%, 02/15/2033 150 153
4.88%, 02/15/2029 305 315
4.95%, 07/03/2031 150 156
$ 2,620
Federal & Federally Sponsored Credit - 0 .07%
Federal Farm Credit Banks Funding Corp
4.38%, 06/23/2026 445 450
4.50%, 08/14/2026 605 614
5.13%, 10/10/2025 445 451
$ 1,515
Finance - Mortgage Loan/Banker - 0 .36%
Fannie Mae
0.50%, 11/07/2025 360 346
0.75%, 10/08/2027 500 460
0.88%, 08/05/2030 680 579
2.13%, 04/24/2026 810 790
5.63%, 07/15/2037 200 231
6.63%, 11/15/2030 602 697
7.13%, 01/15/2030 199 232
7.25%, 05/15/2030 280 330
Federal Home Loan Banks
3.25%, 11/16/2028 1,250 1,235
3.63%, 09/04/2026 275 275
4.00%, 06/30/2028 295 299
4.13%, 01/15/2027 305 308
4.63%, 11/17/2026 300 306
4.75%, 04/09/2027 455 468
5.50%, 07/15/2036 700 796
Freddie Mac
6.25%, 07/15/2032 231 269
6.75%, 03/15/2031 577 676
$ 8,297
Food - 0 .38%
Campbell Soup Co
4.15%, 03/15/2028 160 160
Conagra Brands Inc
1.38%, 11/01/2027 125 114
4.85%, 11/01/2028 205 208
5.30%, 11/01/2038 120 121
5.40%, 11/01/2048 120 119
General Mills Inc
2.25%, 10/14/2031 170 148
4.95%, 03/29/2033 155 159
5.50%, 10/17/2028 145 152
Hershey Co/The
1.70%, 06/01/2030 160 141
3.38%, 08/15/2046 350 276
J M Smucker Co/The
2.13%, 03/15/2032 195 165
5.90%, 11/15/2028 130 138
6.50%, 11/15/2043 265 299
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
5.13%, 02/01/2028 325 329
5.75%, 04/01/2033 236 245
6.50%, 12/01/2052 325 347
6.75%, 03/15/2034
(d)
140 155
Kellanova
2.10%, 06/01/2030 160 143
3.25%, 04/01/2026 500 492
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 30 31
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Kroger Co/The
1.70%, 01/15/2031 $ 190 $ 161
3.70%, 08/01/2027 300 297
3.95%, 01/15/2050 175 141
4.45%, 02/01/2047 55 48
4.65%, 09/15/2029 140 141
4.70%, 08/15/2026 275 277
5.00%, 09/15/2034 210 212
5.15%, 08/01/2043 300 292
5.40%, 07/15/2040 25 25
5.50%, 09/15/2054 210 211
5.65%, 09/15/2064 140 141
McCormick & Co Inc/MD
0.90%, 02/15/2026 190 182
1.85%, 02/15/2031 190 162
Mondelez International Inc
1.50%, 02/04/2031 105 89
2.63%, 03/17/2027 195 188
2.63%, 09/04/2050 625 407
4.75%, 08/28/2034 70 71
Sysco Corp
2.40%, 02/15/2030 135 122
2.45%, 12/14/2031 115 100
4.50%, 04/01/2046 300 267
4.85%, 10/01/2045 250 236
5.38%, 09/21/2035 500 523
5.75%, 01/17/2029 150 159
Tyson Foods Inc
4.55%, 06/02/2047 520 454
$ 8,848
Forest Products & Paper - 0 .03%
Georgia-Pacific LLC
7.75%, 11/15/2029 51 59
International Paper Co
4.80%, 06/15/2044 223 211
Suzano Austria GmbH
2.50%, 09/15/2028 90 82
5.00%, 01/15/2030 300 300
$ 652
Gas - 0 .12%
Atmos Energy Corp
1.50%, 01/15/2031 165 140
3.38%, 09/15/2049 165 125
4.13%, 10/15/2044 200 177
5.75%, 10/15/2052 105 115
5.90%, 11/15/2033 150 165
6.20%, 11/15/2053 110 127
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 165 142
4.40%, 07/01/2032 175 172
5.25%, 03/01/2028 150 155
NiSource Inc
3.49%, 05/15/2027 20 20
3.60%, 05/01/2030 150 144
5.00%, 06/15/2052 355 340
5.25%, 03/30/2028 60 62
5.40%, 06/30/2033 150 156
Southern California Gas Co
2.55%, 02/01/2030 160 146
5.05%, 09/01/2034 70 72
5.75%, 06/01/2053 150 160
Southern Co Gas Capital Corp
1.75%, 01/15/2031 165 140
3.15%, 09/30/2051 195 135
Washington Gas Light Co
3.65%, 09/15/2049 95 74
$ 2,767

Schedule of Investments
Bond Market Index Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Hand & Machine Tools - 0 .02%
Stanley Black & Decker Inc
2.30%, 03/15/2030 $ 370 $ 331
2.75%, 11/15/2050 175 110
$ 441
Healthcare - Products - 0 .31%
Abbott Laboratories
1.15%, 01/30/2028 250 230
1.40%, 06/30/2030
(e)
330 288
3.75%, 11/30/2026 266 266
4.75%, 11/30/2036 40 41
4.90%, 11/30/2046 500 509
5.30%, 05/27/2040 200 216
Agilent Technologies Inc
2.10%, 06/04/2030 160 142
2.30%, 03/12/2031 195 171
Baxter International Inc
1.73%, 04/01/2031 175 147
1.92%, 02/01/2027 395 374
2.27%, 12/01/2028 195 179
Boston Scientific Corp
2.65%, 06/01/2030 160 147
4.70%, 03/01/2049 17 16
7.38%, 01/15/2040 51 63
Danaher Corp
2.60%, 10/01/2050 165 110
DH Europe Finance II Sarl
2.60%, 11/15/2029 155 144
3.25%, 11/15/2039 155 131
GE HealthCare Technologies Inc
5.60%, 11/15/2025 155 157
5.65%, 11/15/2027 155 161
5.86%, 03/15/2030 155 166
5.91%, 11/22/2032 155 168
6.38%, 11/22/2052 155 181
Koninklijke Philips NV
5.00%, 03/15/2042 128 125
Medtronic Global Holdings SCA
4.25%, 03/30/2028 155 156
Medtronic Inc
4.38%, 03/15/2035 665 661
Revvity Inc
1.90%, 09/15/2028 155 141
Stryker Corp
3.50%, 03/15/2026 500 495
4.10%, 04/01/2043 200 177
4.63%, 03/15/2046 20 19
4.85%, 12/08/2028 155 159
Thermo Fisher Scientific Inc
2.00%, 10/15/2031 190 165
2.60%, 10/01/2029 160 149
2.80%, 10/15/2041 250 191
4.80%, 11/21/2027 155 159
5.09%, 08/10/2033 350 366
5.40%, 08/10/2043 150 160
Zimmer Biomet Holdings Inc
2.60%, 11/24/2031 165 145
$ 7,275
Healthcare - Services - 0 .84%
Aetna Inc
4.13%, 11/15/2042 100 83
6.63%, 06/15/2036 105 119
6.75%, 12/15/2037 112 127
Ascension Health
3.95%, 11/15/2046 500 436
Baylor Scott & White Holdings
3.97%, 11/15/2046 232 202
Centene Corp
4.63%, 12/15/2029 500 489
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Children's Hospital Medical Center/Cincinnati OH
4.27%, 05/15/2044 $ 215 $ 197
Cigna Group/The
1.25%, 03/15/2026 154 147
2.40%, 03/15/2030 398 360
3.20%, 03/15/2040 160 126
3.40%, 03/15/2051 185 135
4.38%, 10/15/2028 450 452
4.80%, 08/15/2038 400 390
4.80%, 07/15/2046 25 23
4.90%, 12/15/2048 360 339
5.13%, 05/15/2031 310 322
5.60%, 02/15/2054 155 160
6.13%, 11/15/2041 16 18
CommonSpirit Health
4.35%, 11/01/2042 200 179
Elevance Health Inc
1.50%, 03/15/2026 190 183
2.88%, 09/15/2029 120 113
3.13%, 05/15/2050 300 213
3.60%, 03/15/2051 190 146
3.65%, 12/01/2027 300 296
4.10%, 05/15/2032 170 166
4.38%, 12/01/2047 300 266
4.63%, 05/15/2042 30 28
4.65%, 01/15/2043 115 108
4.75%, 02/15/2033 150 152
5.38%, 06/15/2034 150 158
5.65%, 06/15/2054 150 158
6.10%, 10/15/2052 150 167
HCA Inc
2.38%, 07/15/2031 190 164
3.38%, 03/15/2029 390 372
3.50%, 07/15/2051 190 137
4.38%, 03/15/2042 195 171
4.50%, 02/15/2027 520 521
5.20%, 06/01/2028 150 154
5.25%, 06/15/2026 300 302
5.45%, 04/01/2031 145 151
5.45%, 09/15/2034 140 144
5.50%, 06/01/2033 150 156
5.60%, 04/01/2034 155 161
5.95%, 09/15/2054 140 147
6.00%, 04/01/2054 225 238
Humana Inc
1.35%, 02/03/2027 190 178
2.15%, 02/03/2032 190 160
3.13%, 08/15/2029 85 80
4.95%, 10/01/2044 325 302
5.50%, 03/15/2053 155 153
Kaiser Foundation Hospitals
3.27%, 11/01/2049 230 175
4.15%, 05/01/2047 470 422
Laboratory Corp of America Holdings
2.95%, 12/01/2029 310 289
4.70%, 02/01/2045 115 106
Mass General Brigham Inc
3.19%, 07/01/2049 315 238
4.12%, 07/01/2055 300 262
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/2052 200 177
4.20%, 07/01/2055 250 224
Mount Sinai Hospital/The
3.98%, 07/01/2048 400 297
Quest Diagnostics Inc
2.95%, 06/30/2030 155 144
4.60%, 12/15/2027 85 86
5.00%, 12/15/2034 85 86

Schedule of Investments
Bond Market Index Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
UnitedHealth Group Inc
1.25%, 01/15/2026 $ 160 $ 154
2.00%, 05/15/2030 160 143
2.30%, 05/15/2031 195 173
2.75%, 05/15/2040 160 122
2.88%, 08/15/2029 175 166
2.90%, 05/15/2050 160 112
3.05%, 05/15/2041 195 154
3.25%, 05/15/2051 120 89
3.45%, 01/15/2027 440 435
3.50%, 08/15/2039 200 172
3.70%, 05/15/2027 185 184
3.70%, 08/15/2049 350 282
4.20%, 05/15/2032 185 183
4.25%, 01/15/2029 305 308
4.25%, 06/15/2048 165 146
4.45%, 12/15/2048 120 109
4.60%, 04/15/2027 135 137
4.63%, 07/15/2035 30 30
4.70%, 04/15/2029 70 72
4.75%, 07/15/2026 165 167
4.75%, 07/15/2045 700 679
4.75%, 05/15/2052 185 176
4.80%, 01/15/2030 165 170
4.90%, 04/15/2031 135 140
4.95%, 01/15/2032 165 171
5.00%, 04/15/2034 135 139
5.15%, 07/15/2034 165 172
5.20%, 04/15/2063 305 305
5.25%, 02/15/2028 295 307
5.35%, 02/15/2033 295 313
5.50%, 07/15/2044 165 175
5.50%, 04/15/2064 135 141
5.63%, 07/15/2054 165 177
5.88%, 02/15/2053 295 327
6.50%, 06/15/2037 77 89
$ 19,474
Home Builders - 0 .01%
DR Horton Inc
1.30%, 10/15/2026 190 180
1.40%, 10/15/2027 165 152
$ 332
Insurance - 0 .71%
Aflac Inc
1.13%, 03/15/2026 195 187
Allstate Corp/The
0.75%, 12/15/2025 160 153
1.45%, 12/15/2030 160 134
3.28%, 12/15/2026 500 491
5.25%, 03/30/2033 125 130
5.55%, 05/09/2035 200 213
American International Group Inc
4.80%, 07/10/2045 50 48
5.13%, 03/27/2033 450 464
Aon Corp
2.80%, 05/15/2030 160 147
Aon Corp / Aon Global Holdings PLC
2.60%, 12/02/2031 245 216
2.85%, 05/28/2027 195 189
2.90%, 08/23/2051 195 130
5.00%, 09/12/2032 90 92
5.35%, 02/28/2033 155 162
Aon North America Inc
5.13%, 03/01/2027 155 159
5.15%, 03/01/2029 230 238
5.45%, 03/01/2034 155 163
5.75%, 03/01/2054 75 79
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Arch Capital Finance LLC
5.03%, 12/15/2046 $ 250 $ 240
Arch Capital Group US Inc
5.14%, 11/01/2043 375 365
Athene Holding Ltd
4.13%, 01/12/2028 500 493
6.25%, 04/01/2054 150 160
Berkshire Hathaway Finance Corp
2.30%, 03/15/2027 195 189
2.50%, 01/15/2051 190 125
2.85%, 10/15/2050 125 88
2.88%, 03/15/2032 195 180
4.20%, 08/15/2048 285 262
4.25%, 01/15/2049 200 185
4.30%, 05/15/2043 300 285
5.75%, 01/15/2040 115 131
Berkshire Hathaway Inc
3.13%, 03/15/2026 350 346
4.50%, 02/11/2043
(e)
25 25
Chubb Corp/The
6.50%, 05/15/2038 10 12
Chubb INA Holdings LLC
1.38%, 09/15/2030 335 287
2.85%, 12/15/2051 100 70
3.35%, 05/03/2026 30 30
4.35%, 11/03/2045 25 23
4.65%, 08/15/2029 70 72
5.00%, 03/15/2034 70 73
6.70%, 05/15/2036 250 294
CNA Financial Corp
2.05%, 08/15/2030 165 144
Corebridge Financial Inc
3.85%, 04/05/2029 200 195
3.90%, 04/05/2032 200 188
6.05%, 09/15/2033 150 160
Equitable Holdings Inc
4.35%, 04/20/2028 605 603
Hartford Financial Services Group Inc/The
2.90%, 09/15/2051 165 111
3.60%, 08/19/2049 170 133
4.30%, 04/15/2043 250 223
Lincoln National Corp
4.35%, 03/01/2048 55 45
7.00%, 06/15/2040 47 54
Loews Corp
4.13%, 05/15/2043 200 177
Manulife Financial Corp
5.38%, 03/04/2046 250 259
Markel Group Inc
3.45%, 05/07/2052 250 177
Marsh & McLennan Cos Inc
2.38%, 12/15/2031 150 131
4.38%, 03/15/2029 50 50
4.90%, 03/15/2049 400 383
5.40%, 09/15/2033 150 159
5.70%, 09/15/2053 150 161
6.25%, 11/01/2052 150 175
MetLife Inc
4.05%, 03/01/2045 400 349
4.60%, 05/13/2046 225 213
4.88%, 11/13/2043 20 20
5.25%, 01/15/2054 150 154
5.30%, 12/15/2034 150 158
5.38%, 07/15/2033 150 160
5.70%, 06/15/2035 164 179
6.40%, 12/15/2066 288 305

Schedule of Investments
Bond Market Index Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Progressive Corp/The
3.20%, 03/26/2030 $ 160 $ 152
3.70%, 03/15/2052 165 133
4.35%, 04/25/2044 200 183
4.95%, 06/15/2033 150 156
Prudential Financial Inc
2.10%, 03/10/2030 160 144
3.70%, 10/01/2050
(f)
165 152
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 630 499
3.91%, 12/07/2047 177 147
5.70%, 12/14/2036 25 27
5.70%, 09/15/2048
(f)
400 405
3 Month USD LIBOR + 2.67%
Travelers Cos Inc/The
3.05%, 06/08/2051 270 195
4.00%, 05/30/2047 400 346
5.45%, 05/25/2053 185 198
6.25%, 06/15/2037 12 14
6.75%, 06/20/2036 51 60
Trinity Acquisition PLC
4.40%, 03/15/2026 500 499
W R Berkley Corp
4.00%, 05/12/2050 85 70
Willis North America Inc
2.95%, 09/15/2029 55 51
3.88%, 09/15/2049 165 130
5.35%, 05/15/2033 150 154
XL Group Ltd
5.25%, 12/15/2043 400 395
$ 16,506
Internet - 0 .48%
Alibaba Group Holding Ltd
2.13%, 02/09/2031 200 175
3.15%, 02/09/2051 300 215
3.40%, 12/06/2027 325 317
4.20%, 12/06/2047 200 175
4.40%, 12/06/2057 305 270
Alphabet Inc
0.80%, 08/15/2027 330 306
1.10%, 08/15/2030 165 142
1.90%, 08/15/2040 165 118
2.00%, 08/15/2026 30 29
2.05%, 08/15/2050 165 103
2.25%, 08/15/2060
(e)
165 102
Amazon.com Inc
1.20%, 06/03/2027 465 435
1.50%, 06/03/2030 465 407
1.65%, 05/12/2028 280 259
2.10%, 05/12/2031 365 323
2.88%, 05/12/2041 365 291
3.10%, 05/12/2051 365 271
3.15%, 08/22/2027 490 481
3.25%, 05/12/2061 385 279
3.30%, 04/13/2027 380 375
3.60%, 04/13/2032 380 367
3.88%, 08/22/2037 340 320
3.95%, 04/13/2052 190 165
4.05%, 08/22/2047 30 27
4.60%, 12/01/2025 280 282
4.65%, 12/01/2029 280 289
4.70%, 12/01/2032 280 291
4.80%, 12/05/2034 30 31
4.95%, 12/05/2044 240 249
Baidu Inc
1.72%, 04/09/2026 200 192
2.38%, 10/09/2030 200 178
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
eBay Inc
2.60%, 05/10/2031 $ 195 $ 174
4.00%, 07/15/2042 100 85
5.95%, 11/22/2027
(e)
155 164
Expedia Group Inc
2.95%, 03/15/2031 195 178
Meta Platforms Inc
3.50%, 08/15/2027 345 342
3.85%, 08/15/2032 345 335
4.30%, 08/15/2029 135 137
4.45%, 08/15/2052 300 277
4.60%, 05/15/2028 150 154
4.75%, 08/15/2034 270 276
4.80%, 05/15/2030 295 307
4.95%, 05/15/2033 150 158
5.40%, 08/15/2054 270 283
5.55%, 08/15/2064 135 144
5.60%, 05/15/2053 295 320
Netflix Inc
4.90%, 08/15/2034 180 186
5.88%, 11/15/2028 180 192
$ 11,176
Iron & Steel - 0 .06%
ArcelorMittal SA
6.00%, 06/17/2034
(e)
300 318
Nucor Corp
3.13%, 04/01/2032 195 179
4.30%, 05/23/2027 185 186
Steel Dynamics Inc
1.65%, 10/15/2027 85 79
5.38%, 08/15/2034 150 155
Vale Overseas Ltd
6.13%, 06/12/2033 295 312
6.40%, 06/28/2054 150 158
8.25%, 01/17/2034
(e)
38 47
$ 1,434
Lodging - 0 .05%
Hyatt Hotels Corp
5.25%, 06/30/2029 150 154
Marriott International Inc/MD
2.85%, 04/15/2031 195 176
5.00%, 10/15/2027 300 306
5.35%, 03/15/2035 140 143
5.55%, 10/15/2028 305 319
$ 1,098
Machinery - Construction & Mining - 0 .07%
Caterpillar Financial Services Corp
0.80%, 11/13/2025 180 174
1.10%, 09/14/2027 335 310
1.15%, 09/14/2026 195 185
4.35%, 05/15/2026 150 151
4.50%, 01/08/2027 155 157
5.00%, 05/14/2027 150 154
Caterpillar Inc
2.60%, 04/09/2030 150 140
3.25%, 09/19/2049 160 123
3.80%, 08/15/2042 105 92
6.05%, 08/15/2036 132 151
$ 1,637
Machinery - Diversified - 0 .19%
CNH Industrial Capital LLC
1.45%, 07/15/2026 200 190
1.88%, 01/15/2026 165 160
Deere & Co
2.88%, 09/07/2049 165 119
3.10%, 04/15/2030 160 152
3.90%, 06/09/2042 30 27
5.38%, 10/16/2029 100 106

Schedule of Investments
Bond Market Index Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
Dover Corp
5.38%, 03/01/2041 $ 77 $ 79
Ingersoll Rand Inc
5.20%, 06/15/2027 150 154
5.31%, 06/15/2031 150 157
John Deere Capital Corp
0.70%, 01/15/2026 155 149
1.05%, 06/17/2026 190 181
1.50%, 03/06/2028 190 175
2.00%, 06/17/2031 195 170
2.35%, 03/08/2027 195 188
2.80%, 07/18/2029 185 175
4.15%, 09/15/2027 205 206
4.35%, 09/15/2032 120 121
4.50%, 01/08/2027 155 157
4.75%, 06/08/2026 295 299
4.80%, 01/09/2026 150 151
4.85%, 06/11/2029 135 139
4.90%, 06/11/2027 135 138
4.90%, 03/07/2031 150 156
4.95%, 07/14/2028 150 155
5.10%, 04/11/2034 120 126
Otis Worldwide Corp
2.57%, 02/15/2030 160 147
3.36%, 02/15/2050 160 121
Rockwell Automation Inc
1.75%, 08/15/2031 135 114
2.80%, 08/15/2061 190 119
$ 4,331
Media - 0 .61%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.25%, 01/15/2029 385 343
2.30%, 02/01/2032 145 117
2.80%, 04/01/2031 405 347
3.50%, 06/01/2041 380 267
3.70%, 04/01/2051 405 259
3.85%, 04/01/2061 145 89
3.90%, 06/01/2052 195 128
4.40%, 12/01/2061 95 65
4.80%, 03/01/2050 545 417
5.75%, 04/01/2048 305 266
6.15%, 11/10/2026 150 154
6.48%, 10/23/2045 435 420
6.55%, 06/01/2034 150 156
Comcast Corp
1.50%, 02/15/2031 165 139
2.35%, 01/15/2027 60 58
2.45%, 08/15/2052 165 101
2.65%, 02/01/2030 125 116
2.65%, 08/15/2062 165 98
2.89%, 11/01/2051 1,247 838
3.15%, 03/01/2026 30 30
3.25%, 11/01/2039 245 200
3.40%, 07/15/2046 20 15
3.45%, 02/01/2050 485 367
3.55%, 05/01/2028 125 123
3.75%, 04/01/2040 430 372
3.90%, 03/01/2038 150 135
4.00%, 08/15/2047 30 25
4.00%, 03/01/2048 400 335
4.00%, 11/01/2049 20 17
4.15%, 10/15/2028 500 501
4.25%, 01/15/2033 120 118
4.55%, 01/15/2029 290 295
4.80%, 05/15/2033
(e)
575 586
5.10%, 06/01/2029 110 115
5.25%, 11/07/2025 70 71
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Comcast Corp (continued)
5.30%, 06/01/2034 $ 110 $ 116
5.35%, 05/15/2053 575 588
5.50%, 11/15/2032 120 128
5.65%, 06/15/2035 20 22
5.65%, 06/01/2054 95 101
7.05%, 03/15/2033 15 18
Discovery Communications LLC
3.63%, 05/15/2030 180 162
3.95%, 03/20/2028 250 238
Fox Corp
5.48%, 01/25/2039 200 202
5.58%, 01/25/2049 250 246
6.50%, 10/13/2033 105 115
NBCUniversal Media LLC
4.45%, 01/15/2043 10 9
Paramount Global
4.20%, 05/19/2032 200 177
4.38%, 03/15/2043 235 174
4.85%, 07/01/2042 200 160
6.88%, 04/30/2036 181 183
7.88%, 07/30/2030 178 194
Thomson Reuters Corp
5.85%, 04/15/2040 25 27
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033 95 109
Time Warner Cable LLC
5.50%, 09/01/2041 170 147
5.88%, 11/15/2040 20 18
6.55%, 05/01/2037 176 174
6.75%, 06/15/2039 77 77
7.30%, 07/01/2038 300 315
TWDC Enterprises 18 Corp
3.70%, 12/01/2042 100 84
7.00%, 03/01/2032 51 60
Walt Disney Co/The
1.75%, 01/13/2026 315 306
2.00%, 09/01/2029 245 223
2.20%, 01/13/2028
(e)
230 218
2.65%, 01/13/2031 200 183
2.75%, 09/01/2049 325 221
3.50%, 05/13/2040 160 136
3.60%, 01/13/2051 160 128
3.70%, 03/23/2027 120 120
4.63%, 03/23/2040 240 237
4.75%, 11/15/2046 230 220
4.95%, 10/15/2045 350 345
6.20%, 12/15/2034 154 175
6.40%, 12/15/2035 98 113
$ 14,152
Metal Fabrication & Hardware - 0 .01%
Precision Castparts Corp
4.38%, 06/15/2045 250 230
Mining - 0 .16%
Barrick North America Finance LLC
5.75%, 05/01/2043 355 377
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 90 97
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 250 226
4.88%, 02/27/2026 155 157
4.90%, 02/28/2033 155 159
5.00%, 09/30/2043 270 271
5.25%, 09/08/2026 150 153
5.25%, 09/08/2030 150 158
5.50%, 09/08/2053 150 160

Schedule of Investments
Bond Market Index Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Newmont Corp
2.25%, 10/01/2030 $ 610 $ 546
2.60%, 07/15/2032 140 124
4.88%, 03/15/2042 20 20
Rio Tinto Alcan Inc
6.13%, 12/15/2033 77 86
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 175 119
Rio Tinto Finance USA PLC
4.75%, 03/22/2042 328 322
5.00%, 03/09/2033 155 162
Southern Copper Corp
5.88%, 04/23/2045 350 367
6.75%, 04/16/2040 258 295
$ 3,799
Miscellaneous Manufacturers - 0 .12%
3M Co
2.38%, 08/26/2029 500 460
Eaton Corp
3.10%, 09/15/2027 575 562
4.00%, 11/02/2032 100 98
4.15%, 03/15/2033 150 148
4.15%, 11/02/2042 50 46
Illinois Tool Works Inc
2.65%, 11/15/2026 500 488
Parker-Hannifin Corp
4.25%, 09/15/2027 355 356
4.50%, 09/15/2029 355 359
Teledyne Technologies Inc
2.25%, 04/01/2028 190 178
$ 2,695
Oil & Gas - 0 .78%
BP Capital Markets America Inc
1.75%, 08/10/2030 230 201
2.72%, 01/12/2032 100 89
2.77%, 11/10/2050 215 141
2.94%, 06/04/2051 190 129
3.00%, 02/24/2050 160 111
3.00%, 03/17/2052 195 134
3.06%, 06/17/2041 195 151
3.54%, 04/06/2027 135 133
3.59%, 04/14/2027 30 30
4.70%, 04/10/2029 305 311
4.81%, 02/13/2033 150 152
4.89%, 09/11/2033 150 153
4.97%, 10/17/2029 150 155
4.99%, 04/10/2034 155 158
5.23%, 11/17/2034 150 156
BP Capital Markets PLC
3.28%, 09/19/2027 175 172
3.72%, 11/28/2028 40 39
Canadian Natural Resources Ltd
3.85%, 06/01/2027 655 646
4.95%, 06/01/2047 20 18
6.25%, 03/15/2038 250 269
Chevron Corp
2.00%, 05/11/2027 160 153
2.24%, 05/11/2030 160 145
3.08%, 05/11/2050 160 117
Chevron USA Inc
1.02%, 08/12/2027 165 153
2.34%, 08/12/2050 165 103
ConocoPhillips Co
3.76%, 03/15/2042 402 342
3.80%, 03/15/2052 135 108
4.03%, 03/15/2062 169 136
4.30%, 11/15/2044 420 373
5.05%, 09/15/2033
(e)
305 316
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
ConocoPhillips Co (continued)
5.55%, 03/15/2054 $ 155 $ 162
Devon Energy Corp
5.00%, 06/15/2045 10 9
5.20%, 09/15/2034 105 105
5.60%, 07/15/2041 425 417
5.75%, 09/15/2054 105 102
Diamondback Energy Inc
3.25%, 12/01/2026 155 152
5.15%, 01/30/2030 110 113
5.20%, 04/18/2027 70 71
5.40%, 04/18/2034 240 245
5.75%, 04/18/2054 180 181
EOG Resources Inc
4.15%, 01/15/2026 350 350
Equinor ASA
1.75%, 01/22/2026 160 155
3.00%, 04/06/2027 175 171
3.25%, 11/18/2049 285 214
3.63%, 04/06/2040 145 125
Exxon Mobil Corp
2.44%, 08/16/2029 150 140
2.61%, 10/15/2030 305 281
3.00%, 08/16/2039 150 123
3.10%, 08/16/2049 225 165
3.45%, 04/15/2051 405 314
4.23%, 03/19/2040 305 286
Hess Corp
5.60%, 02/15/2041 51 53
7.13%, 03/15/2033 221 256
7.30%, 08/15/2031 25 29
HF Sinclair Corp
5.88%, 04/01/2026 475 482
Marathon Oil Corp
6.60%, 10/01/2037 223 255
Marathon Petroleum Corp
5.00%, 09/15/2054 200 178
5.13%, 12/15/2026 300 305
Occidental Petroleum Corp
5.00%, 08/01/2027 105 106
5.20%, 08/01/2029 105 107
5.38%, 01/01/2032 105 106
6.05%, 10/01/2054 105 107
6.45%, 09/15/2036 295 319
6.63%, 09/01/2030 295 318
Phillips 66
1.30%, 02/15/2026 90 86
2.15%, 12/15/2030 410 359
5.88%, 05/01/2042 128 136
Phillips 66 Co
4.95%, 12/01/2027 155 159
5.25%, 06/15/2031 135 140
5.50%, 03/15/2055 135 132
Pioneer Natural Resources Co
1.13%, 01/15/2026 190 183
1.90%, 08/15/2030 165 145
2.15%, 01/15/2031 190 167
Shell International Finance BV
2.38%, 11/07/2029 155 144
2.50%, 09/12/2026 330 320
2.75%, 04/06/2030 400 373
2.88%, 11/26/2041 180 137
3.13%, 11/07/2049 155 112
3.25%, 04/06/2050 400 297
3.63%, 08/21/2042 100 84
4.00%, 05/10/2046 245 209
4.38%, 05/11/2045 245 223
4.55%, 08/12/2043 35 33

Schedule of Investments
Bond Market Index Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Shell International Finance BV (continued)
5.50%, 03/25/2040 $ 25 $ 27
6.38%, 12/15/2038 43 50
Suncor Energy Inc
3.75%, 03/04/2051 190 143
4.00%, 11/15/2047 90 72
6.50%, 06/15/2038 428 480
6.80%, 05/15/2038 12 14
6.85%, 06/01/2039 5 6
TotalEnergies Capital International SA
2.83%, 01/10/2030 85 80
2.99%, 06/29/2041 170 132
3.13%, 05/29/2050 250 181
3.39%, 06/29/2060 370 264
3.46%, 07/12/2049 85 65
TotalEnergies Capital SA
5.15%, 04/05/2034 130 135
5.28%, 09/10/2054 135 135
5.43%, 09/10/2064 135 136
5.49%, 04/05/2054 130 134
Valero Energy Corp
2.80%, 12/01/2031 395 348
4.00%, 06/01/2052 195 151
6.63%, 06/15/2037 234 262
7.50%, 04/15/2032 15 17
$ 18,067
Oil & Gas Services - 0 .06%
Baker Hughes Holdings LLC / Baker Hughes Co-
Obligor Inc
2.06%, 12/15/2026 200 192
3.14%, 11/07/2029 155 147
3.34%, 12/15/2027 165 161
4.08%, 12/15/2047 170 144
Halliburton Co
3.80%, 11/15/2025 24 24
4.50%, 11/15/2041 51 47
4.85%, 11/15/2035 275 274
7.45%, 09/15/2039 10 12
NOV Inc
3.60%, 12/01/2029 155 147
3.95%, 12/01/2042 200 158
Schlumberger Investment SA
2.65%, 06/26/2030 165 152
$ 1,458
Packaging & Containers - 0 .03%
Packaging Corp of America
3.00%, 12/15/2029 310 292
3.05%, 10/01/2051 165 116
4.05%, 12/15/2049 155 129
WRKCo Inc
3.00%, 06/15/2033 80 70
$ 607
Pharmaceuticals - 1 .42%
AbbVie Inc
2.95%, 11/21/2026 310 303
3.20%, 05/14/2026 175 173
3.20%, 11/21/2029 550 526
4.05%, 11/21/2039 385 356
4.25%, 11/14/2028 220 222
4.25%, 11/21/2049 620 555
4.30%, 05/14/2036 170 166
4.40%, 11/06/2042 200 189
4.45%, 05/14/2046 280 261
4.50%, 05/14/2035 300 299
4.63%, 10/01/2042 100 96
4.75%, 03/15/2045 235 229
4.80%, 03/15/2027 305 311
4.80%, 03/15/2029 305 314
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
AbbVie Inc (continued)
4.88%, 11/14/2048 $ 210 $ 207
4.95%, 03/15/2031 230 239
5.05%, 03/15/2034 115 120
5.40%, 03/15/2054 90 95
Astrazeneca Finance LLC
1.75%, 05/28/2028 195 180
2.25%, 05/28/2031 190 169
4.80%, 02/26/2027 155 158
4.85%, 02/26/2029 155 160
4.88%, 03/03/2028 130 134
4.88%, 03/03/2033 130 135
4.90%, 02/26/2031 155 161
AstraZeneca PLC
0.70%, 04/08/2026 125 119
1.38%, 08/06/2030 165 142
2.13%, 08/06/2050 85 51
3.00%, 05/28/2051 155 113
3.38%, 11/16/2025 305 303
4.00%, 09/18/2042 125 112
4.38%, 11/16/2045 185 173
4.38%, 08/17/2048 90 84
6.45%, 09/15/2037 164 192
Becton Dickinson & Co
1.96%, 02/11/2031 190 164
2.82%, 05/20/2030 160 148
3.70%, 06/06/2027 600 593
4.67%, 06/06/2047 35 33
4.69%, 12/15/2044 196 183
5.08%, 06/07/2029 270 279
Bristol-Myers Squibb Co
0.75%, 11/13/2025 180 173
1.13%, 11/13/2027 155 142
1.45%, 11/13/2030 180 154
2.55%, 11/13/2050 180 115
2.95%, 03/15/2032 255 232
3.25%, 08/01/2042 300 239
3.40%, 07/26/2029 167 162
3.55%, 03/15/2042 250 209
3.70%, 03/15/2052 300 238
3.90%, 02/20/2028 185 184
4.13%, 06/15/2039 230 213
4.25%, 10/26/2049 215 189
4.35%, 11/15/2047 150 134
4.55%, 02/20/2048 144 133
4.90%, 02/22/2027 155 158
4.90%, 02/22/2029 305 315
5.20%, 02/22/2034 305 322
5.50%, 02/22/2044 155 164
5.55%, 02/22/2054 265 281
5.75%, 02/01/2031 150 162
6.40%, 11/15/2063 150 176
Cardinal Health Inc
3.41%, 06/15/2027 200 196
4.60%, 03/15/2043 100 91
CVS Health Corp
1.30%, 08/21/2027 165 152
1.75%, 08/21/2030 165 141
1.88%, 02/28/2031 185 156
2.70%, 08/21/2040 750 533
3.00%, 08/15/2026 375 366
3.25%, 08/15/2029 170 161
4.30%, 03/25/2028 219 218
4.78%, 03/25/2038 485 458
5.00%, 01/30/2029 150 153
5.05%, 03/25/2048 880 803
5.13%, 07/20/2045 370 345
5.25%, 02/21/2033 150 153

Schedule of Investments
Bond Market Index Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
CVS Health Corp (continued)
5.30%, 06/01/2033 $ 150 $ 153
5.30%, 12/05/2043 25 24
5.55%, 06/01/2031 150 156
5.63%, 02/21/2053 150 148
5.70%, 06/01/2034
(e)
150 157
5.88%, 06/01/2053 295 300
Eli Lilly & Co
3.95%, 03/15/2049 400 348
4.50%, 02/09/2029 155 159
4.60%, 08/14/2034 210 213
4.70%, 02/27/2033 120 123
4.70%, 02/09/2034 155 158
4.88%, 02/27/2053 115 115
5.00%, 02/09/2054 155 158
5.05%, 08/14/2054 210 215
GlaxoSmithKline Capital Inc
3.88%, 05/15/2028 545 543
5.38%, 04/15/2034 500 539
Johnson & Johnson
0.95%, 09/01/2027 370 343
2.10%, 09/01/2040 370 269
2.45%, 03/01/2026 30 29
3.50%, 01/15/2048 90 75
3.63%, 03/03/2037 20 19
3.70%, 03/01/2046 225 196
3.75%, 03/03/2047 30 26
4.80%, 06/01/2029 255 265
4.90%, 06/01/2031 255 268
4.95%, 06/01/2034
(e)
130 138
McKesson Corp
0.90%, 12/03/2025 185 178
Mead Johnson Nutrition Co
4.60%, 06/01/2044 250 231
Merck & Co Inc
0.75%, 02/24/2026 80 77
1.45%, 06/24/2030 185 160
1.70%, 06/10/2027 340 322
1.90%, 12/10/2028 190 175
2.15%, 12/10/2031 190 167
2.35%, 06/24/2040 285 209
2.75%, 12/10/2051 235 159
3.60%, 09/15/2042 100 84
3.70%, 02/10/2045 10 8
3.90%, 03/07/2039 115 105
4.00%, 03/07/2049 170 147
4.05%, 05/17/2028
(e)
145 146
4.15%, 05/18/2043 200 183
4.50%, 05/17/2033
(e)
295 300
5.00%, 05/17/2053 295 297
Novartis Capital Corp
2.00%, 02/14/2027 325 312
2.20%, 08/14/2030 160 145
2.75%, 08/14/2050 160 113
3.00%, 11/20/2025 250 247
3.80%, 09/18/2029 110 109
4.20%, 09/18/2034 110 109
4.40%, 05/06/2044 350 333
4.70%, 09/18/2054 110 108
Pfizer Inc
1.70%, 05/28/2030 195 172
1.75%, 08/18/2031 155 133
2.55%, 05/28/2040 225 169
2.63%, 04/01/2030 160 148
2.70%, 05/28/2050 190 132
3.45%, 03/15/2029 210 206
4.00%, 03/15/2049 140 122
4.40%, 05/15/2044 30 29
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Pfizer Inc (continued)
7.20%, 03/15/2039 $ 176 $ 220
Pfizer Investment Enterprises Pte Ltd
4.45%, 05/19/2026 295 297
4.45%, 05/19/2028 445 452
4.65%, 05/19/2030 295 302
4.75%, 05/19/2033 445 454
5.11%, 05/19/2043 295 300
5.30%, 05/19/2053 445 460
5.34%, 05/19/2063 295 303
Sanofi SA
3.63%, 06/19/2028 400 397
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026 12 12
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/2030 405 360
3.18%, 07/09/2050 405 291
5.30%, 07/05/2034 295 308
Utah Acquisition Sub Inc
3.95%, 06/15/2026 181 179
5.25%, 06/15/2046 170 149
Viatris Inc
2.30%, 06/22/2027 120 113
2.70%, 06/22/2030 160 142
3.85%, 06/22/2040 120 93
4.00%, 06/22/2050 160 115
Wyeth LLC
5.95%, 04/01/2037 91 101
6.50%, 02/01/2034 144 166
Zoetis Inc
2.00%, 05/15/2030 350 309
3.00%, 05/15/2050 175 124
3.95%, 09/12/2047 5 4
5.40%, 11/14/2025 110 111
$ 32,902
Pipelines - 0 .87%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 310 298
Cheniere Energy Partners LP
5.75%, 08/15/2034
(d)
300 313
Eastern Gas Transmission & Storage Inc
4.80%, 11/01/2043 300 280
Enbridge Energy Partners LP
7.38%, 10/15/2045 100 121
Enbridge Inc
1.60%, 10/04/2026 60 57
2.50%, 08/01/2033 390 328
3.13%, 11/15/2029 155 146
3.40%, 08/01/2051 195 141
5.30%, 04/05/2029 150 155
5.50%, 12/01/2046 30 31
5.70%, 03/08/2033 155 163
5.90%, 11/15/2026 275 284
5.95%, 04/05/2054 150 159
6.70%, 11/15/2053 150 174
Energy Transfer LP
3.75%, 05/15/2030 160 153
4.75%, 01/15/2026 50 50
4.95%, 01/15/2043 200 184
5.00%, 05/15/2044 350 321
5.25%, 04/15/2029 400 411
5.30%, 04/15/2047 15 14
5.35%, 05/15/2045 15 14
5.55%, 05/15/2034 155 161
5.75%, 02/15/2033 155 162
6.05%, 09/01/2054 195 202
6.10%, 12/01/2028 295 314
6.13%, 12/15/2045 300 313

Schedule of Investments
Bond Market Index Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Energy Transfer LP (continued)
6.25%, 04/15/2049 $ 500 $ 526
6.40%, 12/01/2030 295 321
6.50%, 02/01/2042 202 221
Enterprise Products Operating LLC
2.80%, 01/31/2030 120 112
3.30%, 02/15/2053 65 46
3.70%, 02/15/2026 195 194
3.70%, 01/31/2051 250 195
4.25%, 02/15/2048 155 134
4.85%, 01/31/2034 155 157
4.85%, 08/15/2042 150 144
4.85%, 03/15/2044 215 205
4.90%, 05/15/2046 400 382
4.95%, 02/15/2035 110 112
5.05%, 01/10/2026 150 152
5.55%, 02/16/2055 110 114
6.13%, 10/15/2039 123 136
6.45%, 09/01/2040 177 200
6.88%, 03/01/2033 15 17
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 200 178
5.00%, 03/01/2043 100 92
6.38%, 03/01/2041 128 137
6.50%, 09/01/2039 112 123
6.95%, 01/15/2038 112 127
7.40%, 03/15/2031 177 201
Kinder Morgan Inc
1.75%, 11/15/2026 190 181
2.00%, 02/15/2031 310 266
3.25%, 08/01/2050 310 211
3.60%, 02/15/2051 155 112
5.00%, 02/01/2029 155 158
5.05%, 02/15/2046 15 14
5.20%, 06/01/2033 150 152
5.40%, 02/01/2034 155 159
5.55%, 06/01/2045 50 49
5.95%, 08/01/2054 140 145
MPLX LP
1.75%, 03/01/2026 165 159
4.13%, 03/01/2027 200 199
4.25%, 12/01/2027 200 199
4.50%, 04/15/2038 220 203
4.70%, 04/15/2048 185 161
4.90%, 04/15/2058 60 53
5.00%, 03/01/2033 150 150
5.20%, 03/01/2047 165 156
5.20%, 12/01/2047 200 188
5.50%, 06/01/2034 150 154
5.50%, 02/15/2049 170 166
ONEOK Inc
3.40%, 09/01/2029 100 95
4.25%, 09/24/2027 275 275
4.45%, 09/01/2049 500 417
4.75%, 10/15/2031 260 260
5.55%, 11/01/2026 183 187
5.70%, 11/01/2054 115 114
5.85%, 11/01/2064 115 114
6.05%, 09/01/2033 305 326
6.63%, 09/01/2053 155 172
Plains All American Pipeline LP / PAA Finance
Corp
4.30%, 01/31/2043 200 169
4.50%, 12/15/2026 300 300
4.65%, 10/15/2025 15 15
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 360 365
5.88%, 06/30/2026 345 351
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Targa Resources Corp
5.20%, 07/01/2027 $ 355 $ 363
6.13%, 03/15/2033 150 161
6.15%, 03/01/2029 150 160
6.50%, 03/30/2034 150 166
Texas Eastern Transmission LP
7.00%, 07/15/2032 100 113
TransCanada PipeLines Ltd
2.50%, 10/12/2031 195 173
4.25%, 05/15/2028 300 299
4.88%, 05/15/2048 420 393
5.60%, 03/31/2034 300 314
6.10%, 06/01/2040 25 27
7.25%, 08/15/2038 51 61
Western Midstream Operating LP
5.45%, 11/15/2034 140 140
6.15%, 04/01/2033 150 159
Williams Cos Inc/The
2.60%, 03/15/2031 290 256
3.50%, 10/15/2051 195 142
3.75%, 06/15/2027 400 394
4.90%, 03/15/2029 155 157
5.10%, 09/15/2045 180 171
5.30%, 08/15/2028 200 206
5.30%, 08/15/2052 175 170
5.65%, 03/15/2033 155 162
6.30%, 04/15/2040 343 374
$ 20,131
Private Equity - 0 .04%
Brookfield Finance Inc
2.72%, 04/15/2031 190 171
3.50%, 03/30/2051 165 124
3.90%, 01/25/2028 400 395
5.68%, 01/15/2035 150 157
Brookfield Finance LLC / Brookfield Finance Inc
3.45%, 04/15/2050 160 119
$ 966
Regional Authority - 0 .25%
Province of Alberta Canada
1.30%, 07/22/2030 300 260
3.30%, 03/15/2028 270 266
4.50%, 06/26/2029 300 309
Province of British Columbia Canada
0.90%, 07/20/2026 585 555
1.30%, 01/29/2031 185 158
4.20%, 07/06/2033 200 201
4.75%, 06/12/2034 200 209
4.80%, 11/15/2028 150 156
6.50%, 01/15/2026 18 18
Province of Manitoba Canada
1.50%, 10/25/2028 190 174
4.30%, 07/27/2033 150 151
Province of Ontario Canada
0.63%, 01/21/2026 495 473
1.05%, 04/14/2026 380 364
1.13%, 10/07/2030 225 192
2.13%, 01/21/2032 420 371
3.10%, 05/19/2027 310 305
3.70%, 09/17/2029 275 274
4.20%, 01/18/2029 150 152
Province of Quebec Canada
1.35%, 05/28/2030 360 314
3.63%, 04/13/2028 300 299
4.25%, 09/05/2034 140 141
4.50%, 04/03/2029 305 314
4.50%, 09/08/2033 150 154
7.50%, 09/15/2029 64 74
$ 5,884

Schedule of Investments
Bond Market Index Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs - 0 .89%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 $ 250 $ 201
2.75%, 12/15/2029 80 73
2.95%, 03/15/2034 195 169
3.00%, 05/18/2051 190 127
3.38%, 08/15/2031 115 107
4.00%, 02/01/2050 85 68
4.90%, 12/15/2030 80 82
5.15%, 04/15/2053 150 143
American Tower Corp
1.60%, 04/15/2026 190 182
1.88%, 10/15/2030 165 142
2.90%, 01/15/2030 160 148
2.95%, 01/15/2051 180 122
3.38%, 10/15/2026 500 491
3.65%, 03/15/2027 200 197
3.70%, 10/15/2049 165 128
5.25%, 07/15/2028 150 154
5.65%, 03/15/2033 155 164
5.90%, 11/15/2033 150 161
AvalonBay Communities Inc
1.90%, 12/01/2028 200 183
2.05%, 01/15/2032 195 168
2.30%, 03/01/2030 160 145
5.00%, 02/15/2033 155 158
5.35%, 06/01/2034 150 157
Boston Properties LP
2.55%, 04/01/2032 155 129
2.75%, 10/01/2026 550 530
2.90%, 03/15/2030 415 373
COPT Defense Properties LP
2.75%, 04/15/2031 195 171
Crown Castle Inc
1.05%, 07/15/2026 380 358
2.50%, 07/15/2031 190 165
2.90%, 04/01/2041 190 141
3.10%, 11/15/2029 150 140
3.25%, 01/15/2051 185 132
3.30%, 07/01/2030 155 145
4.00%, 11/15/2049 110 89
4.90%, 09/01/2029 95 97
5.00%, 01/11/2028 150 153
5.10%, 05/01/2033 145 147
CubeSmart LP
2.00%, 02/15/2031 125 107
2.25%, 12/15/2028 200 184
Digital Realty Trust LP
4.45%, 07/15/2028 250 251
5.55%, 01/15/2028 120 124
Equinix Inc
1.80%, 07/15/2027 160 150
2.50%, 05/15/2031 195 172
3.20%, 11/18/2029 260 245
3.40%, 02/15/2052 195 142
ERP Operating LP
1.85%, 08/01/2031 385 328
2.50%, 02/15/2030 125 114
4.65%, 09/15/2034 105 104
Essex Portfolio LP
1.70%, 03/01/2028 190 174
3.00%, 01/15/2030 170 158
4.00%, 03/01/2029 300 295
5.50%, 04/01/2034 140 146
Extra Space Storage LP
2.20%, 10/15/2030 85 74
2.40%, 10/15/2031 195 168
5.40%, 02/01/2034 155 160
5.50%, 07/01/2030 150 157
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Federal Realty OP LP
1.25%, 02/15/2026 $ 170 $ 163
4.50%, 12/01/2044 250 220
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 170 162
5.38%, 04/15/2026 300 301
Healthcare Realty Holdings LP
2.00%, 03/15/2031 170 142
Healthpeak OP LLC
2.13%, 12/01/2028 165 151
3.00%, 01/15/2030 150 140
5.25%, 12/15/2032 75 77
6.75%, 02/01/2041 150 171
Kilroy Realty LP
2.50%, 11/15/2032 165 132
Kimco Realty OP LLC
2.25%, 12/01/2031 195 166
2.70%, 10/01/2030 165 150
3.70%, 10/01/2049 330 258
4.60%, 02/01/2033 175 174
6.40%, 03/01/2034 115 128
Mid-America Apartments LP
1.70%, 02/15/2031 125 106
5.30%, 02/15/2032 150 156
NNN REIT Inc
4.80%, 10/15/2048 200 181
Prologis LP
1.25%, 10/15/2030 165 139
1.75%, 07/01/2030 160 140
2.13%, 04/15/2027 145 138
2.25%, 04/15/2030 140 126
2.25%, 01/15/2032 195 168
2.88%, 11/15/2029 75 70
3.00%, 04/15/2050 110 77
3.88%, 09/15/2028 250 248
4.00%, 09/15/2028 200 199
4.63%, 01/15/2033 80 80
4.88%, 06/15/2028 150 154
5.25%, 03/15/2054 145 147
Public Storage Operating Co
0.88%, 02/15/2026
(e)
145 139
1.85%, 05/01/2028 380 352
2.25%, 11/09/2031 200 174
5.10%, 08/01/2033 150 156
5.13%, 01/15/2029
(e)
150 156
Realty Income Corp
0.75%, 03/15/2026 430 408
2.10%, 03/15/2028 190 177
2.20%, 06/15/2028 180 167
3.10%, 12/15/2029
(e)
375 354
3.25%, 01/15/2031 165 154
4.75%, 02/15/2029 155 158
4.85%, 03/15/2030 150 154
4.90%, 07/15/2033
(e)
150 152
5.38%, 09/01/2054 140 143
Simon Property Group LP
1.75%, 02/01/2028 190 176
2.45%, 09/13/2029 140 129
2.65%, 02/01/2032 200 176
3.25%, 11/30/2026 500 491
3.25%, 09/13/2049 140 102
4.25%, 11/30/2046 130 113
4.75%, 09/26/2034 135 134
6.75%, 02/01/2040 25 29
UDR Inc
2.10%, 08/01/2032 565 466
3.20%, 01/15/2030 165 155

Schedule of Investments
Bond Market Index Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Ventas Realty LP
3.00%, 01/15/2030 $ 200 $ 185
5.63%, 07/01/2034 150 158
5.70%, 09/30/2043 300 310
Welltower OP LLC
2.75%, 01/15/2032 195 173
4.13%, 03/15/2029 300 298
Weyerhaeuser Co
7.38%, 03/15/2032 85 98
WP Carey Inc
2.40%, 02/01/2031 85 74
$ 20,468
Retail - 0 .71%
AutoZone Inc
1.65%, 01/15/2031 165 139
3.75%, 06/01/2027 250 247
5.10%, 07/15/2029 300 309
Costco Wholesale Corp
1.38%, 06/20/2027 155 145
1.60%, 04/20/2030 155 137
1.75%, 04/20/2032 155 132
Dollar General Corp
4.15%, 11/01/2025 500 497
Dollar Tree Inc
4.20%, 05/15/2028 185 183
Home Depot Inc/The
0.90%, 03/15/2028 190 172
1.88%, 09/15/2031 195 168
2.13%, 09/15/2026 250 242
2.38%, 03/15/2051 190 119
2.75%, 09/15/2051 195 132
2.88%, 04/15/2027 195 190
2.95%, 06/15/2029 435 415
3.50%, 09/15/2056 305 235
3.90%, 06/15/2047 30 26
4.20%, 04/01/2043 520 475
4.25%, 04/01/2046 340 309
4.40%, 03/15/2045 320 298
4.85%, 06/25/2031 170 176
4.88%, 06/25/2027 150 154
4.90%, 04/15/2029 155 161
4.95%, 09/30/2026 155 158
4.95%, 06/25/2034 300 312
4.95%, 09/15/2052 160 160
5.30%, 06/25/2054 300 315
Lowe's Cos Inc
1.30%, 04/15/2028 165 150
1.70%, 10/15/2030 165 142
3.00%, 10/15/2050 50 34
3.10%, 05/03/2027 250 244
3.65%, 04/05/2029 250 244
3.70%, 04/15/2046 40 32
3.75%, 04/01/2032 195 186
4.05%, 05/03/2047 30 25
4.25%, 04/01/2052 195 165
4.38%, 09/15/2045 500 441
4.80%, 04/01/2026 155 156
5.00%, 04/15/2033 160 165
5.00%, 04/15/2040 160 158
5.63%, 04/15/2053 160 167
5.75%, 07/01/2053 155 164
McDonald's Corp
2.13%, 03/01/2030 160 144
2.63%, 09/01/2029 415 389
3.50%, 07/01/2027 325 320
3.63%, 09/01/2049 115 91
3.70%, 02/15/2042 128 107
4.70%, 12/09/2035 25 25
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
McDonald’s Corp (continued)
4.88%, 07/15/2040
(e)
$ 9 $ 9
4.88%, 12/09/2045 250 243
4.95%, 08/14/2033 305 317
5.15%, 09/09/2052 325 325
6.30%, 10/15/2037 262 299
O'Reilly Automotive Inc
1.75%, 03/15/2031 85 72
4.35%, 06/01/2028 300 301
Starbucks Corp
2.00%, 03/12/2027 160 152
3.00%, 02/14/2032
(e)
135 123
3.55%, 08/15/2029 500 488
4.45%, 08/15/2049 300 266
4.80%, 02/15/2033
(e)
165 169
Target Corp
1.95%, 01/15/2027 150 144
2.35%, 02/15/2030 320 294
2.50%, 04/15/2026 500 492
2.95%, 01/15/2052 175 124
4.50%, 09/15/2032 245 249
4.50%, 09/15/2034 135 135
4.80%, 01/15/2053
(e)
150 148
TJX Cos Inc/The
1.60%, 05/15/2031 130 110
Walmart Inc
1.05%, 09/17/2026 185 176
1.50%, 09/22/2028 185 170
1.80%, 09/22/2031 195 170
2.50%, 09/22/2041 195 146
2.65%, 09/22/2051 185 127
2.95%, 09/24/2049 245 181
3.90%, 04/15/2028 225 226
3.95%, 06/28/2038 185 178
4.00%, 04/15/2026 95 95
4.00%, 04/15/2030 95 96
4.10%, 04/15/2033 95 95
4.15%, 09/09/2032 180 182
4.50%, 09/09/2052 660 641
$ 16,498
Semiconductors - 0 .67%
Analog Devices Inc
2.10%, 10/01/2031 135 118
2.80%, 10/01/2041 195 148
5.30%, 04/01/2054 150 157
Applied Materials Inc
1.75%, 06/01/2030 160 140
3.30%, 04/01/2027 35 34
4.35%, 04/01/2047 40 37
4.80%, 06/15/2029 120 124
5.10%, 10/01/2035 250 265
Broadcom Corp / Broadcom Cayman Finance Ltd
3.88%, 01/15/2027 450 447
Broadcom Inc
1.95%, 02/15/2028
(d)
150 139
2.60%, 02/15/2033
(d)
405 347
3.14%, 11/15/2035
(d)
640 547
3.19%, 11/15/2036
(d)
14 12
3.42%, 04/15/2033
(d)
460 418
3.47%, 04/15/2034
(d)
350 315
3.50%, 02/15/2041
(d)
200 164
3.75%, 02/15/2051
(d)
50 40
4.15%, 02/15/2028
(h)
135 135
4.15%, 11/15/2030 271 268
4.30%, 11/15/2032 185 182
4.35%, 02/15/2030
(h)
210 210
4.55%, 02/15/2032
(h)
75 75
4.75%, 04/15/2029 370 376

Schedule of Investments
Bond Market Index Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Broadcom Inc (continued)
5.15%, 11/15/2031 $ 75 $ 78
Intel Corp
2.00%, 08/12/2031 190 159
2.45%, 11/15/2029 310 279
3.05%, 08/12/2051 190 122
3.15%, 05/11/2027 240 232
3.20%, 08/12/2061 190 116
3.25%, 11/15/2049 315 212
3.73%, 12/08/2047 240 177
3.75%, 03/25/2027 160 157
3.75%, 08/05/2027 175 172
4.00%, 08/05/2029 405 395
4.00%, 12/15/2032 200 188
4.15%, 08/05/2032 175 167
4.25%, 12/15/2042 200 167
4.60%, 03/25/2040 160 144
4.80%, 10/01/2041 77 70
4.88%, 02/10/2026 255 256
5.20%, 02/10/2033 130 132
5.60%, 02/21/2054 225 219
5.63%, 02/10/2043 130 129
5.70%, 02/10/2053 255 251
KLA Corp
4.70%, 02/01/2034 155 158
4.95%, 07/15/2052 355 353
Lam Research Corp
1.90%, 06/15/2030 155 137
2.88%, 06/15/2050 235 164
Marvell Technology Inc
2.45%, 04/15/2028 380 355
4.88%, 06/22/2028 300 303
Micron Technology Inc
2.70%, 04/15/2032 290 253
4.19%, 02/15/2027 115 115
4.66%, 02/15/2030 115 116
5.30%, 01/15/2031 90 94
NVIDIA Corp
1.55%, 06/15/2028 190 176
2.00%, 06/15/2031 385 340
NXP BV / NXP Funding LLC / NXP USA Inc
2.50%, 05/11/2031 385 337
3.13%, 02/15/2042 195 146
3.15%, 05/01/2027 80 78
3.25%, 05/11/2041 195 152
4.40%, 06/01/2027 220 221
QUALCOMM Inc
1.30%, 05/20/2028 411 374
1.65%, 05/20/2032 170 141
3.25%, 05/20/2027 320 315
4.65%, 05/20/2035 115 117
4.80%, 05/20/2045 425 416
6.00%, 05/20/2053 155 176
Texas Instruments Inc
1.13%, 09/15/2026 195 185
1.75%, 05/04/2030 245 216
4.15%, 05/15/2048 205 183
4.60%, 02/15/2028 150 153
4.60%, 02/08/2029 260 267
4.90%, 03/14/2033 150 157
5.00%, 03/14/2053 155 156
5.15%, 02/08/2054 155 159
TSMC Arizona Corp
3.88%, 04/22/2027 200 199
4.25%, 04/22/2032
(e)
200 199
$ 15,431
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software - 0 .58%
Adobe Inc
2.30%, 02/01/2030 $ 160 $ 147
Electronic Arts Inc
1.85%, 02/15/2031 190 163
Fidelity National Information Services Inc
1.65%, 03/01/2028 180 165
3.10%, 03/01/2041 90 69
5.10%, 07/15/2032 130 135
Fiserv Inc
3.50%, 07/01/2029 310 299
4.75%, 03/15/2030 95 97
5.15%, 08/12/2034 45 46
5.35%, 03/15/2031 155 162
5.45%, 03/02/2028 365 379
5.63%, 08/21/2033 155 164
Intuit Inc
5.13%, 09/15/2028 150 156
5.25%, 09/15/2026 305 312
5.50%, 09/15/2053 110 118
Microsoft Corp
1.35%, 09/15/2030 85 74
2.40%, 08/08/2026 55 54
2.50%, 09/15/2050 390 264
2.53%, 06/01/2050 792 544
2.68%, 06/01/2060 1,209 796
3.13%, 11/03/2025 400 396
3.30%, 02/06/2027 200 198
3.45%, 08/08/2036 358 334
Oracle Corp
2.30%, 03/25/2028 385 362
2.65%, 07/15/2026 250 243
2.80%, 04/01/2027 250 242
2.88%, 03/25/2031 385 350
2.95%, 04/01/2030 150 139
3.60%, 04/01/2040 150 125
3.60%, 04/01/2050 150 114
3.65%, 03/25/2041 385 318
3.80%, 11/15/2037 250 221
3.90%, 05/15/2035 600 555
3.95%, 03/25/2051 385 310
4.00%, 07/15/2046 430 357
4.10%, 03/25/2061 190 149
4.20%, 09/27/2029 135 135
4.30%, 07/08/2034 315 305
4.38%, 05/15/2055 610 521
4.50%, 05/06/2028 130 132
4.65%, 05/06/2030 265 270
4.70%, 09/27/2034 135 135
5.38%, 09/27/2054 135 135
5.50%, 09/27/2064 135 134
5.55%, 02/06/2053 125 128
5.80%, 11/10/2025 235 239
6.15%, 11/09/2029 55 59
6.25%, 11/09/2032 115 127
6.90%, 11/09/2052 115 139
Roper Technologies Inc
1.40%, 09/15/2027 165 153
2.95%, 09/15/2029 95 89
4.75%, 02/15/2032 85 86
4.90%, 10/15/2034 85 86
Salesforce Inc
1.95%, 07/15/2031 190 165
2.70%, 07/15/2041 385 291
2.90%, 07/15/2051 385 269
Take-Two Interactive Software Inc
4.95%, 03/28/2028 150 153

Schedule of Investments
Bond Market Index Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
VMware LLC
1.40%, 08/15/2026 $ 570 $ 540
1.80%, 08/15/2028 285 259
2.20%, 08/15/2031 385 331
$ 13,438
Sovereign - 1 .40%
Canada Government International Bond
0.75%, 05/19/2026 390 371
3.75%, 04/26/2028 265 266
4.63%, 04/30/2029 305 318
Chile Government International Bond
2.45%, 01/31/2031 270 241
2.55%, 01/27/2032 275 243
2.75%, 01/31/2027 200 193
3.10%, 05/07/2041 250 195
3.24%, 02/06/2028 400 387
3.50%, 04/15/2053 200 151
3.86%, 06/21/2047 300 247
4.00%, 01/31/2052 200 165
4.95%, 01/05/2036 276 279
Export Development Canada
3.75%, 09/07/2027 275 276
3.88%, 02/14/2028 305 307
4.13%, 02/13/2029 305 310
4.38%, 06/29/2026 445 449
4.75%, 06/05/2034 300 320
Export-Import Bank of Korea
1.38%, 02/09/2031 200 167
2.13%, 01/18/2032 200 172
3.25%, 11/10/2025 500 494
3.25%, 08/12/2026 500 493
4.00%, 09/11/2029 275 274
4.25%, 09/15/2027 200 202
4.50%, 09/15/2032 200 201
4.88%, 01/11/2026 305 308
5.13%, 09/18/2028 200 208
Indonesia Government International Bond
2.15%, 07/28/2031 400 347
2.85%, 02/14/2030 400 373
3.05%, 03/12/2051 400 291
3.50%, 01/11/2028 200 196
3.70%, 10/30/2049 200 165
4.15%, 09/20/2027 200 201
4.20%, 10/15/2050 250 224
4.55%, 01/11/2028 200 203
4.75%, 02/11/2029 200 205
4.75%, 09/10/2034 200 202
5.10%, 02/10/2054
(e)
200 203
5.15%, 09/10/2054 200 203
Israel Government AID Bond
5.50%, 09/18/2033 12 13
Israel Government International Bond
3.88%, 07/03/2050 400 293
4.50%, 01/30/2043 200 170
5.50%, 03/12/2034 230 231
5.75%, 03/12/2054 230 219
Japan Bank for International Cooperation
1.25%, 01/21/2031
(e)
400 340
1.88%, 04/15/2031 200 176
2.13%, 02/16/2029 400 372
2.25%, 11/04/2026 400 387
4.25%, 04/27/2026 220 221
4.63%, 07/22/2027 260 265
4.63%, 07/19/2028 200 206
4.63%, 04/17/2034 200 209
4.88%, 10/18/2028
(e)
200 208
Japan International Cooperation Agency
4.75%, 05/21/2029 200 207
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Korea International Bond
1.00%, 09/16/2030 $ 200 $ 170
3.88%, 09/20/2048 500 447
Mexico Government International Bond
2.66%, 05/24/2031 400 343
3.25%, 04/16/2030 200 183
3.50%, 02/12/2034 400 340
3.75%, 01/11/2028 250 243
3.75%, 04/19/2071 400 254
3.77%, 05/24/2061 200 130
4.13%, 01/21/2026
(e)
500 497
4.50%, 04/22/2029 300 296
4.50%, 01/31/2050 400 318
4.60%, 02/10/2048 450 362
4.75%, 03/08/2044 506 428
5.55%, 01/21/2045
(e)
300 286
6.00%, 05/07/2036 280 285
6.05%, 01/11/2040 264 267
6.34%, 05/04/2053 200 199
6.35%, 02/09/2035 200 210
6.40%, 05/07/2054 300 300
Panama Government International Bond
2.25%, 09/29/2032 200 154
3.30%, 01/19/2033 200 167
3.87%, 07/23/2060 340 214
4.30%, 04/29/2053 400 283
4.50%, 05/15/2047 200 151
4.50%, 04/16/2050 200 147
6.40%, 02/14/2035 200 204
6.70%, 01/26/2036 224 233
6.85%, 03/28/2054 200 202
Peruvian Government International Bond
1.86%, 12/01/2032 405 325
2.78%, 01/23/2031 145 129
2.78%, 12/01/2060 180 108
3.30%, 03/11/2041 340 267
3.55%, 03/10/2051
(e)
200 151
5.63%, 11/18/2050 203 209
5.88%, 08/08/2054 145 152
6.55%, 03/14/2037 126 141
8.75%, 11/21/2033 192 241
Philippine Government International Bond
2.46%, 05/05/2030 500 454
2.65%, 12/10/2045 200 141
3.00%, 02/01/2028 300 289
3.20%, 07/06/2046 200 152
3.70%, 03/01/2041 200 174
3.70%, 02/02/2042 230 198
4.75%, 03/05/2035 275 278
5.00%, 07/17/2033 200 206
5.50%, 01/17/2048 200 213
5.60%, 05/14/2049 200 216
6.38%, 10/23/2034 210 239
9.50%, 02/02/2030 400 497
Republic of Italy Government International Bond
1.25%, 02/17/2026 400 384
2.88%, 10/17/2029 200 185
3.88%, 05/06/2051 400 294
5.38%, 06/15/2033 130 134
Republic of Poland Government International Bond
4.88%, 10/04/2033 300 305
5.13%, 09/18/2034 310 319
5.50%, 03/18/2054 310 317
State of Israel
2.50%, 01/15/2030 200 175
3.38%, 01/15/2050 200 136

Schedule of Investments
Bond Market Index Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Svensk Exportkredit AB
3.75%, 09/13/2027 $ 275 $ 276
4.13%, 06/14/2028 295 299
4.38%, 02/13/2026 305 306
4.88%, 09/14/2026 305 311
Tennessee Valley Authority
2.88%, 02/01/2027 250 246
3.50%, 12/15/2042 200 175
3.88%, 03/15/2028 230 232
4.25%, 09/15/2065 200 183
4.63%, 09/15/2060 190 188
5.25%, 09/15/2039 251 273
5.38%, 04/01/2056 154 171
5.88%, 04/01/2036 300 347
6.75%, 11/01/2025 102 105
Uruguay Government International Bond
4.13%, 11/20/2045 100 92
4.38%, 10/27/2027 390 393
4.98%, 04/20/2055 210 204
5.10%, 06/18/2050 565 564
5.75%, 10/28/2034 150 163
$ 32,437
Supranational Bank - 1 .29%
African Development Bank
0.88%, 03/23/2026 345 330
0.88%, 07/22/2026 385 366
3.50%, 09/18/2029 275 273
4.13%, 02/25/2027 150 151
4.38%, 03/14/2028 305 312
4.63%, 01/04/2027 210 214
Asian Development Bank
0.50%, 02/04/2026 400 382
1.00%, 04/14/2026 480 460
1.25%, 06/09/2028 100 92
1.50%, 01/20/2027 400 381
1.50%, 03/04/2031 195 170
1.75%, 09/19/2029 325 297
1.88%, 03/15/2029 190 176
2.75%, 01/19/2028 250 243
3.13%, 08/20/2027 355 350
3.13%, 04/27/2032 165 158
3.63%, 08/28/2029 420 420
3.75%, 04/25/2028 300 301
3.88%, 09/28/2032 100 101
3.88%, 06/14/2033 295 295
4.00%, 01/12/2033 150 151
4.13%, 01/12/2027
(e)
300 303
4.25%, 01/09/2026 305 306
4.38%, 03/06/2029 310 319
4.50%, 08/25/2028 365 377
5.82%, 06/16/2028 15 16
6.38%, 10/01/2028 51 55
Asian Infrastructure Investment Bank/The
3.75%, 09/14/2027 325 326
4.13%, 01/18/2029 300 306
4.88%, 09/14/2026 305 311
Council Of Europe Development Bank
3.63%, 01/26/2028 300 300
3.75%, 05/25/2026 300 300
4.63%, 06/11/2027 150 154
European Bank for Reconstruction & Development
0.50%, 11/25/2025 385 370
0.50%, 01/28/2026 380 363
4.13%, 01/25/2029 150 153
4.38%, 03/09/2028 245 251
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
European Investment Bank
0.38%, 12/15/2025 $ 340 $ 326
0.38%, 03/26/2026 480 456
0.63%, 10/21/2027 285 261
0.75%, 10/26/2026 190 179
1.25%, 02/14/2031 355 306
1.38%, 03/15/2027 400 379
1.63%, 05/13/2031 245 215
1.75%, 03/15/2029
(e)
200 185
2.38%, 05/24/2027 300 291
3.25%, 11/15/2027 325 322
3.63%, 07/15/2030 500 499
3.75%, 11/15/2029 240 241
3.75%, 02/14/2033 305 303
3.88%, 03/15/2028 405 409
4.00%, 02/15/2029 335 340
4.13%, 02/13/2034 305 311
4.38%, 03/19/2027 460 468
4.38%, 10/10/2031 300 312
4.50%, 10/16/2028 455 470
4.75%, 06/15/2029 305 320
Inter-American Development Bank
0.63%, 09/16/2027 165 151
0.88%, 04/20/2026 425 406
1.13%, 07/20/2028 385 351
1.13%, 01/13/2031 385 329
1.50%, 01/13/2027 400 381
2.38%, 07/07/2027 300 290
3.13%, 09/18/2028 250 246
3.50%, 09/14/2029 320 318
3.50%, 04/12/2033 300 292
4.00%, 01/12/2028 305 309
4.13%, 02/15/2029 305 311
4.38%, 02/01/2027 300 305
4.38%, 07/17/2034 295 306
4.38%, 01/24/2044 50 50
4.50%, 05/15/2026 300 303
4.50%, 09/13/2033 200 209
International Bank for Reconstruction &
Development
0.50%, 10/28/2025 670 645
0.75%, 11/24/2027 365 334
0.75%, 08/26/2030 385 325
0.88%, 07/15/2026 580 551
1.25%, 02/10/2031 385 331
1.38%, 04/20/2028 480 445
1.63%, 11/03/2031 385 335
1.75%, 10/23/2029 550 502
2.50%, 03/29/2032 355 327
3.13%, 06/15/2027 345 341
3.50%, 07/12/2028 450 448
3.63%, 09/21/2029 315 315
3.88%, 02/14/2030 305 308
3.88%, 08/28/2034
(e)
140 140
4.00%, 08/27/2026 140 141
4.00%, 07/25/2030 595 605
4.00%, 01/10/2031 300 304
4.50%, 04/10/2031 235 245
4.63%, 08/01/2028 450 466
4.75%, 04/10/2026 155 157
4.75%, 11/14/2033 300 320
International Finance Corp
4.25%, 07/02/2029 300 308
4.38%, 01/15/2027 105 107
4.50%, 07/13/2028 120 124

Schedule of Investments
Bond Market Index Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
Nordic Investment Bank
0.50%, 01/21/2026 $ 200 $ 191
3.38%, 09/08/2027 325 322
4.25%, 02/28/2029 200 205
$ 29,825
Telecommunications - 1 .09%
America Movil SAB de CV
4.38%, 04/22/2049
(e)
250 224
6.13%, 03/30/2040 102 111
6.38%, 03/01/2035 200 224
AT&T Inc
1.65%, 02/01/2028 330 304
1.70%, 03/25/2026 135 130
2.25%, 02/01/2032 240 206
2.30%, 06/01/2027 465 444
2.75%, 06/01/2031 310 280
2.95%, 07/15/2026 20 20
3.10%, 02/01/2043 240 184
3.50%, 06/01/2041 310 254
3.50%, 09/15/2053 904 664
3.55%, 09/15/2055 1,018 745
3.65%, 06/01/2051 395 303
3.65%, 09/15/2059 1,057 767
3.80%, 02/15/2027 40 40
4.10%, 02/15/2028 81 81
4.25%, 03/01/2027 230 231
4.30%, 12/15/2042 221 197
4.35%, 03/01/2029 500 503
4.35%, 06/15/2045 260 230
4.50%, 03/09/2048 490 434
5.40%, 02/15/2034 295 310
Bell Telephone Co of Canada or Bell Canada
3.65%, 03/17/2051 190 146
5.20%, 02/15/2034 155 159
British Telecommunications PLC
9.62%, 12/15/2030 577 729
Cisco Systems Inc
2.50%, 09/20/2026 245 239
4.80%, 02/26/2027 305 312
4.85%, 02/26/2029 305 315
5.05%, 02/26/2034 305 320
5.30%, 02/26/2054 305 324
5.50%, 01/15/2040 340 368
Corning Inc
4.38%, 11/15/2057 300 255
4.75%, 03/15/2042 102 96
Deutsche Telekom International Finance BV
8.75%, 06/15/2030 641 774
Juniper Networks Inc
2.00%, 12/10/2030 185 159
Orange SA
5.38%, 01/13/2042 102 103
Rogers Communications Inc
3.20%, 03/15/2027 395 385
3.70%, 11/15/2049 225 169
3.80%, 03/15/2032 195 181
5.00%, 02/15/2029 155 158
5.00%, 03/15/2044 200 190
Sprint Capital Corp
6.88%, 11/15/2028 295 322
Telefonica Emisiones SA
5.21%, 03/08/2047 360 341
7.05%, 06/20/2036 545 628
T-Mobile USA Inc
1.50%, 02/15/2026 320 308
2.05%, 02/15/2028 320 298
2.25%, 11/15/2031 350 302
2.40%, 03/15/2029 310 286
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
T-Mobile USA Inc (continued)
2.55%, 02/15/2031 $ 245 $ 218
3.00%, 02/15/2041 170 131
3.30%, 02/15/2051 310 225
3.40%, 10/15/2052 260 190
3.75%, 04/15/2027 295 291
3.88%, 04/15/2030 295 287
4.20%, 10/01/2029 135 134
4.38%, 04/15/2040 150 138
4.50%, 04/15/2050 295 262
4.80%, 07/15/2028 150 153
4.95%, 03/15/2028
(e)
90 92
5.05%, 07/15/2033 150 154
5.15%, 04/15/2034 155 160
5.20%, 01/15/2033 275 285
5.25%, 06/15/2055 135 134
5.50%, 01/15/2055 155 161
5.65%, 01/15/2053 270 284
5.75%, 01/15/2034 150 161
5.75%, 01/15/2054 150 159
6.00%, 06/15/2054 150 165
Verizon Communications Inc
1.45%, 03/20/2026 385 369
1.50%, 09/18/2030 450 386
1.68%, 10/30/2030 223 191
1.75%, 01/20/2031 360 307
2.10%, 03/22/2028 290 271
2.36%, 03/15/2032 180 155
2.55%, 03/21/2031 385 344
2.63%, 08/15/2026 25 24
2.65%, 11/20/2040 135 99
2.88%, 11/20/2050 360 244
2.99%, 10/30/2056 562 369
3.00%, 11/20/2060 80 52
3.40%, 03/22/2041 385 314
3.55%, 03/22/2051 385 298
3.70%, 03/22/2061 190 144
3.85%, 11/01/2042 275 235
4.13%, 03/16/2027 300 300
4.33%, 09/21/2028 500 503
4.40%, 11/01/2034 750 732
4.50%, 08/10/2033 360 356
4.81%, 03/15/2039 185 182
Vodafone Group PLC
4.25%, 09/17/2050 165 138
5.63%, 02/10/2053 150 153
5.75%, 06/28/2054 150 155
5.88%, 06/28/2064 150 155
6.15%, 02/27/2037 72 79
$ 25,092
Toys, Games & Hobbies - 0 .00%
Hasbro Inc
6.35%, 03/15/2040 25 27
Transportation - 0 .48%
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051 400 288
3.30%, 09/15/2051 200 151
3.55%, 02/15/2050 115 92
4.45%, 03/15/2043 20 19
4.45%, 01/15/2053 100 93
4.55%, 09/01/2044 15 14
5.15%, 09/01/2043 350 362
5.20%, 04/15/2054 150 155
5.50%, 03/15/2055 150 162
Canadian National Railway Co
2.45%, 05/01/2050 65 42
3.20%, 08/02/2046 400 308
3.65%, 02/03/2048 75 62

Schedule of Investments
Bond Market Index Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Canadian National Railway Co (continued)
3.85%, 08/05/2032 $ 175 $ 169
4.38%, 09/18/2034 110 109
Canadian Pacific Railway Co
1.75%, 12/02/2026 390 371
2.45%, 12/02/2031 190 167
3.00%, 12/02/2041 190 148
3.10%, 12/02/2051 190 136
4.80%, 09/15/2035 285 285
CSX Corp
2.40%, 02/15/2030 65 59
3.25%, 06/01/2027 40 39
3.35%, 11/01/2025 250 247
3.35%, 09/15/2049 70 53
3.80%, 03/01/2028 100 99
3.80%, 11/01/2046 30 25
4.25%, 11/01/2066 400 338
4.30%, 03/01/2048 105 94
4.50%, 11/15/2052 155 143
4.75%, 05/30/2042 137 133
4.90%, 03/15/2055 135 133
5.20%, 11/15/2033
(e)
150 158
FedEx Corp
3.10%, 08/05/2029 315 299
3.88%, 08/01/2042 100 83
4.40%, 01/15/2047 405 354
4.55%, 04/01/2046 400 357
4.75%, 11/15/2045 130 119
Norfolk Southern Corp
2.30%, 05/15/2031 195 173
2.55%, 11/01/2029 155 143
2.90%, 08/25/2051 190 128
3.94%, 11/01/2047 198 165
4.15%, 02/28/2048 200 173
4.45%, 03/01/2033 150 150
4.55%, 06/01/2053 70 64
4.84%, 10/01/2041 100 98
5.35%, 08/01/2054 120 123
Ryder System Inc
2.90%, 12/01/2026 150 146
4.30%, 06/15/2027 55 55
4.95%, 09/01/2029 140 143
Union Pacific Corp
2.15%, 02/05/2027 230 221
2.38%, 05/20/2031 195 175
2.80%, 02/14/2032 185 168
2.89%, 04/06/2036 210 181
3.20%, 05/20/2041 195 158
3.38%, 02/14/2042 190 156
3.80%, 10/01/2051 182 150
3.80%, 04/06/2071 175 135
3.84%, 03/20/2060 575 459
4.50%, 01/20/2033 160 162
4.95%, 09/09/2052 160 160
United Parcel Service Inc
2.50%, 09/01/2029 125 117
3.40%, 09/01/2049 770 597
4.88%, 03/03/2033
(e)
110 114
4.88%, 11/15/2040 25 25
5.05%, 03/03/2053 110 110
5.15%, 05/22/2034 150 158
5.20%, 04/01/2040 125 129
5.50%, 05/22/2054 150 160
6.20%, 01/15/2038 23 26
$ 10,988
Trucking & Leasing - 0 .01%
GATX Corp
1.90%, 06/01/2031 380 317
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Water - 0 .05%
American Water Capital Corp
2.30%, 06/01/2031 $ 195 $ 171
3.25%, 06/01/2051 195 143
3.75%, 09/01/2047 180 147
4.45%, 06/01/2032 110 111
6.59%, 10/15/2037 5 6
Essential Utilities Inc
2.40%, 05/01/2031
(e)
190 166
5.30%, 05/01/2052 185 184
5.38%, 01/15/2034 155 160
$ 1,088
TOTAL BONDS $ 672,656
MUNICIPAL BONDS - 0 .51%
Principal
Amount (000's) Value (000's)
California - 0 .14%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 300 $ 342
6.92%, 04/01/2040 60 71
California State University
2.98%, 11/01/2051 160 119
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 60 65
Los Angeles Department of Water & Power
6.57%, 07/01/2045 150 175
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 250 287
San Diego County Water Authority
6.14%, 05/01/2049 260 285
State of California
3.50%, 04/01/2028 165 164
7.30%, 10/01/2039 375 452
7.35%, 11/01/2039 500 605
7.60%, 11/01/2040 180 229
7.63%, 03/01/2040 280 350
$ 3,144
District of Columbia - 0 .02%
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114 450 435
Georgia - 0 .02%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 144 164
7.06%, 04/01/2057 188 222
$ 386
Illinois - 0 .06%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 189 216
Chicago Transit Authority Sales Tax Receipts Fund
6.20%, 12/01/2040 70 75
County of Cook IL
6.23%, 11/15/2034 102 111
State of Illinois
5.10%, 06/01/2033 941 956
7.35%, 07/01/2035 55 61
$ 1,419
Nevada - 0 .00%
County of Clark Department of Aviation
6.82%, 07/01/2045 25 30
New Jersey - 0 .06%
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(j)
700 756

Schedule of Investments
Bond Market Index Account
September 30, 2024 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New Jersey (continued)
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028 $ 190 $ 194
6.56%, 12/15/2040 210 239
New Jersey Turnpike Authority
7.10%, 01/01/2041 147 174
Rutgers The State University of New Jersey
5.67%, 05/01/2040 130 135
$ 1,498
New York - 0 .09%
City of New York NY
5.52%, 10/01/2037 25 26
Metropolitan Transportation Authority
6.81%, 11/15/2040 135 153
New York City Municipal Water Finance Authority
5.72%, 06/15/2042 270 286
5.95%, 06/15/2042 125 136
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.51%, 08/01/2037 250 261
New York State Dormitory Authority
5.60%, 03/15/2040 435 456
Port Authority of New York & New Jersey
4.46%, 10/01/2062 400 370
4.96%, 08/01/2046 300 304
6.04%, 12/01/2029 50 55
$ 2,047
Ohio - 0 .01%
American Municipal Power Inc
6.27%, 02/15/2050 64 71
Ohio State University/The
4.91%, 06/01/2040 125 123
$ 194
Pennsylvania - 0 .02%
State Public School Building Authority
5.00%, 09/15/2027 500 511
Texas - 0 .08%
City of San Antonio TX Electric & Gas Systems
Revenue
5.81%, 02/01/2041 135 145
Dallas Area Rapid Transit
5.02%, 12/01/2048 50 49
Dallas Convention Center Hotel Development Corp
7.09%, 01/01/2042 70 81
Dallas County Hospital District
5.62%, 08/15/2044 83 88
Dallas Independent School District (credit support
from Permanent School Fund Guarantee Program )
6.45%, 02/15/2035
(j)
50 50
Grand Parkway Transportation Corp
5.18%, 10/01/2042 300 316
State of Texas
4.68%, 04/01/2040 100 99
5.52%, 04/01/2039 405 435
Texas Department of Transportation State Highway
Fund
5.18%, 04/01/2030 625 642
$ 1,905
Utah - 0 .00%
State of Utah
3.54%, 07/01/2025 59 59
Wisconsin - 0 .01%
State of Wisconsin (credit support from Assured
Guaranty Municipal Corp )
5.70%, 05/01/2026
(j)
175 178
TOTAL MUNICIPAL BONDS $ 11,806
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 69 .70%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1 .19%
2.00%, 08/01/2029 $ 120 $ 115
2.00%, 03/01/2032 64 60
2.50%, 10/01/2027 21 20
2.50%, 03/01/2028 63 62
2.50%, 06/01/2028 39 38
2.50%, 06/01/2028 94 92
2.50%, 07/01/2028 66 65
2.50%, 10/01/2028 56 54
2.50%, 10/01/2028 32 32
2.50%, 10/01/2029 89 86
2.50%, 12/01/2029 110 107
2.50%, 09/01/2030 206 198
2.50%, 01/01/2031 23 22
2.50%, 01/01/2031 228 219
2.50%, 02/01/2031 25 24
2.50%, 03/01/2031 69 66
2.50%, 12/01/2031 80 76
2.50%, 12/01/2031 90 86
2.50%, 02/01/2032 104 100
2.50%, 03/01/2032 138 132
2.50%, 11/01/2032 259 248
2.50%, 02/01/2033 73 70
2.50%, 03/01/2033 54 51
2.50%, 03/01/2033 185 177
2.50%, 04/01/2033 84 81
2.50%, 05/01/2033 35 34
2.50%, 06/01/2033 58 55
2.50%, 11/01/2036 56 52
2.50%, 02/01/2043 77 69
2.50%, 03/01/2043 60 54
3.00%, 01/01/2027 18 18
3.00%, 03/01/2027 14 14
3.00%, 05/01/2027 18 17
3.00%, 10/01/2028 69 68
3.00%, 07/01/2029 92 90
3.00%, 08/01/2029 41 40
3.00%, 10/01/2029 25 24
3.00%, 11/01/2029 43 42
3.00%, 07/01/2030 101 99
3.00%, 09/01/2030 137 134
3.00%, 11/01/2030 39 38
3.00%, 11/01/2030 25 24
3.00%, 01/01/2031 48 47
3.00%, 04/01/2031 110 107
3.00%, 02/01/2032 23 22
3.00%, 05/01/2032 39 38
3.00%, 12/01/2032 173 167
3.00%, 12/01/2032 162 157
3.00%, 01/01/2033 232 226
3.00%, 02/01/2033 133 130
3.00%, 03/01/2033 85 83
3.00%, 04/01/2033 63 61
3.00%, 04/01/2033 77 74
3.00%, 06/01/2033 48 47
3.00%, 09/01/2033 68 65
3.00%, 09/01/2033 74 71
3.00%, 12/01/2034 18 17
3.00%, 01/01/2035 12 12
3.00%, 02/01/2035 18 17
3.00%, 05/01/2035 151 144
3.00%, 02/01/2036 35 33
3.00%, 09/01/2036 38 36
3.00%, 02/01/2037 47 45
3.00%, 05/01/2037 49 47
3.00%, 06/01/2037 51 48
3.00%, 07/01/2037 80 75
3.00%, 09/01/2037 17 16
3.00%, 01/01/2043 117 109

Schedule of Investments
Bond Market Index Account
September 30, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 01/01/2043 $ 120 $ 111
3.00%, 02/01/2043 526 489
3.00%, 03/01/2043 308 286
3.00%, 04/01/2043 108 101
3.00%, 05/01/2043 106 98
3.00%, 06/01/2043 190 176
3.00%, 07/01/2043 207 193
3.00%, 07/01/2043 180 167
3.00%, 07/01/2043 304 282
3.00%, 07/01/2043 339 315
3.00%, 08/01/2043 578 537
3.00%, 08/01/2043 41 38
3.00%, 08/01/2043 57 53
3.00%, 08/01/2043 113 105
3.00%, 09/01/2043 216 201
3.00%, 09/01/2043 259 240
3.00%, 09/01/2043 100 93
3.00%, 10/01/2043 207 192
3.00%, 10/01/2043 91 85
3.00%, 03/01/2045 181 168
3.00%, 04/01/2045 65 60
3.00%, 06/01/2045 235 217
3.00%, 07/01/2045 196 181
3.00%, 07/01/2045 138 128
3.00%, 08/01/2045 269 249
3.00%, 08/01/2045 82 76
3.00%, 08/01/2045 85 79
3.00%, 12/01/2045 373 344
3.00%, 03/01/2046 161 149
3.00%, 03/01/2046 17 16
3.00%, 04/01/2046 221 203
3.00%, 04/01/2046 22 20
3.00%, 05/01/2046 57 53
3.00%, 09/01/2046 264 243
3.00%, 10/01/2046 261 241
3.00%, 11/01/2046 281 258
3.00%, 11/01/2046 464 426
3.00%, 11/01/2046 300 276
3.00%, 11/01/2046 45 42
3.00%, 12/01/2046 341 313
3.00%, 12/01/2046 379 348
3.00%, 01/01/2047 519 476
3.00%, 03/01/2047 519 477
3.00%, 03/01/2048 187 172
3.50%, 10/01/2025 8 8
3.50%, 11/01/2025 8 8
3.50%, 12/01/2026 10 10
3.50%, 01/01/2029 38 38
3.50%, 01/01/2032 32 31
3.50%, 02/01/2032 19 19
3.50%, 03/01/2032 23 23
3.50%, 04/01/2032 24 24
3.50%, 08/01/2032 19 19
3.50%, 09/01/2033 65 64
3.50%, 01/01/2034 22 22
3.50%, 01/01/2035 50 48
3.50%, 02/01/2035 40 39
3.50%, 07/01/2035 71 70
3.50%, 09/01/2035 95 93
3.50%, 04/01/2037 28 27
3.50%, 06/01/2037 54 53
3.50%, 05/01/2041 16 16
3.50%, 02/01/2042 100 96
3.50%, 04/01/2042 35 34
3.50%, 06/01/2042 84 80
3.50%, 07/01/2042 123 118
3.50%, 07/01/2042 91 87
3.50%, 08/01/2042 55 53
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 08/01/2042 $ 121 $ 116
3.50%, 02/01/2044 165 156
3.50%, 06/01/2044 158 150
3.50%, 09/01/2044 90 85
3.50%, 02/01/2045 102 97
3.50%, 03/01/2045 147 139
3.50%, 06/01/2045 168 159
3.50%, 07/01/2045 274 259
3.50%, 09/01/2045 142 134
3.50%, 10/01/2045 163 154
3.50%, 11/01/2045 268 253
3.50%, 12/01/2045 218 206
3.50%, 12/01/2045 26 25
3.50%, 12/01/2045 191 180
3.50%, 01/01/2046 17 16
3.50%, 01/01/2046 75 71
3.50%, 03/01/2046 683 645
3.50%, 03/01/2046 134 127
3.50%, 04/01/2046 163 154
3.50%, 05/01/2046 176 166
3.50%, 06/01/2046 209 198
3.50%, 08/01/2046 145 138
3.50%, 04/01/2047 218 206
3.50%, 11/01/2047 246 233
3.50%, 11/01/2047 158 150
3.50%, 05/01/2048 28 27
3.50%, 06/01/2048 315 297
3.50%, 06/01/2048 105 99
3.50%, 09/01/2048 107 101
4.00%, 06/01/2025 2 2
4.00%, 07/01/2025 3 3
4.00%, 12/01/2030 10 10
4.00%, 08/01/2031 9 9
4.00%, 10/01/2031 16 16
4.00%, 11/01/2031 5 5
4.00%, 12/01/2031 8 8
4.00%, 11/01/2033 22 22
4.00%, 01/01/2034 41 41
4.00%, 07/01/2035 15 15
4.00%, 03/01/2037 67 67
4.00%, 05/01/2038 23 23
4.00%, 02/01/2041 59 58
4.00%, 06/01/2042 46 46
4.00%, 06/01/2042 36 36
4.00%, 08/01/2043 315 310
4.00%, 01/01/2044 54 53
4.00%, 02/01/2044 112 110
4.00%, 03/01/2044 43 43
4.00%, 04/01/2044 117 115
4.00%, 05/01/2044 31 30
4.00%, 07/01/2044 59 58
4.00%, 07/01/2044 73 72
4.00%, 10/01/2044 83 81
4.00%, 11/01/2044 182 178
4.00%, 12/01/2044 184 180
4.00%, 01/01/2045 51 50
4.00%, 02/01/2045 53 52
4.00%, 04/01/2045 57 56
4.00%, 05/01/2045 41 40
4.00%, 06/01/2045 72 71
4.00%, 07/01/2045 27 26
4.00%, 08/01/2045 26 26
4.00%, 08/01/2045 32 32
4.00%, 08/01/2045 253 248
4.00%, 09/01/2045 269 263
4.00%, 09/01/2045 81 79
4.00%, 10/01/2045 281 275
4.00%, 11/01/2045 182 178

Schedule of Investments
Bond Market Index Account
September 30, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 12/01/2045 $ 83 $ 81
4.00%, 03/01/2047 212 208
4.00%, 08/01/2047 228 222
4.00%, 10/01/2047 162 157
4.00%, 12/01/2047 262 255
4.00%, 07/01/2048 143 139
4.00%, 08/01/2048 85 82
4.00%, 09/01/2048 245 239
4.50%, 02/01/2030 3 3
4.50%, 08/01/2030 2 2
4.50%, 05/01/2031 3 3
4.50%, 06/01/2031 22 22
4.50%, 06/01/2039 43 43
4.50%, 10/01/2039 30 30
4.50%, 10/01/2040 35 36
4.50%, 03/01/2041 111 112
4.50%, 03/01/2041 94 96
4.50%, 11/01/2041 111 112
4.50%, 09/01/2043 45 45
4.50%, 11/01/2043 27 27
4.50%, 11/01/2043 56 56
4.50%, 01/01/2044 47 47
4.50%, 01/01/2044 57 57
4.50%, 05/01/2044 66 66
4.50%, 07/01/2044 32 32
4.50%, 10/01/2045 84 84
4.50%, 02/01/2046 110 110
4.50%, 03/01/2047 31 31
4.50%, 04/01/2047 27 27
4.50%, 06/01/2047 63 63
4.50%, 09/01/2047 67 67
4.50%, 05/01/2048 51 51
4.50%, 07/01/2048 102 102
4.50%, 11/01/2048 51 51
4.50%, 01/01/2049 214 213
4.50%, 05/01/2049 544 543
5.00%, 01/01/2025 1 1
5.00%, 12/01/2027 8 8
5.00%, 02/01/2030 1 1
5.00%, 03/01/2030 1 1
5.00%, 04/01/2034 38 38
5.00%, 06/01/2035 43 44
5.00%, 01/01/2038 69 71
5.00%, 11/01/2038 60 62
5.00%, 12/01/2038 68 70
5.00%, 09/01/2039 107 110
5.00%, 01/01/2040 70 72
5.00%, 05/01/2040 29 30
5.00%, 04/01/2041 40 41
5.00%, 06/01/2041 40 41
5.00%, 11/01/2041 54 55
5.00%, 11/01/2041 35 36
5.50%, 01/01/2028 12 12
5.50%, 04/01/2036 40 41
5.50%, 12/01/2036 38 39
5.50%, 12/01/2036 41 42
5.50%, 03/01/2039 63 65
5.50%, 04/01/2039 39 40
5.50%, 02/01/2040 56 58
5.50%, 06/01/2041 85 87
6.00%, 02/01/2027 1 1
$ 27,412
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 18 .65%
1.50%, 12/01/2035 785 706
1.50%, 03/01/2036 3,787 3,398
1.50%, 05/01/2036 6,152 5,520
1.50%, 11/01/2036 2,914 2,616
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
1.50%, 11/01/2050 $ 1,999 $ 1,589
1.50%, 01/01/2051 7,358 5,823
1.50%, 06/01/2051 6,738 5,341
2.00%, 09/01/2028 31 30
2.00%, 05/01/2030 65 62
2.00%, 04/01/2032 57 53
2.00%, 02/01/2036 3,214 2,961
2.00%, 02/01/2036 5,293 4,858
2.00%, 04/01/2036 5,720 5,299
2.00%, 05/01/2036 2,934 2,697
2.00%, 06/01/2036 875 805
2.00%, 06/01/2036 2,745 2,519
2.00%, 11/01/2041 5,763 5,017
2.00%, 05/01/2042 3,093 2,688
2.00%, 04/01/2051 12,137 10,174
2.00%, 04/01/2051 7,400 6,233
2.00%, 04/01/2051 26,850 22,595
2.00%, 04/01/2051 2,101 1,761
2.00%, 05/01/2051 15,606 13,082
2.00%, 09/01/2051 4,588 3,815
2.00%, 10/01/2051 2,380 2,003
2.00%, 11/01/2051 6,511 5,479
2.00%, 11/01/2051 5,692 4,721
2.00%, 12/01/2051 10,668 8,939
2.00%, 12/01/2051 8,341 6,990
2.00%, 01/01/2052 7,818 6,550
2.00%, 02/01/2052 6,540 5,414
2.50%, 01/01/2028 29 29
2.50%, 07/01/2028 38 37
2.50%, 08/01/2028 16 15
2.50%, 08/01/2028 38 37
2.50%, 09/01/2028 45 44
2.50%, 07/01/2029 85 82
2.50%, 07/01/2029 14 13
2.50%, 07/01/2029 33 32
2.50%, 09/01/2029 52 51
2.50%, 12/01/2029 47 46
2.50%, 01/01/2030 50 48
2.50%, 04/01/2030 69 66
2.50%, 05/01/2030 134 130
2.50%, 06/01/2030 78 75
2.50%, 08/01/2030 26 25
2.50%, 08/01/2030 167 161
2.50%, 01/01/2031 73 70
2.50%, 01/01/2031 47 46
2.50%, 02/01/2031 91 88
2.50%, 02/01/2031 64 62
2.50%, 05/01/2031 37 35
2.50%, 06/01/2031 72 69
2.50%, 11/01/2031 743 714
2.50%, 12/01/2031 118 114
2.50%, 01/01/2032 144 138
2.50%, 01/01/2032 262 251
2.50%, 02/01/2032 199 191
2.50%, 03/01/2032 75 72
2.50%, 03/01/2032 39 38
2.50%, 11/01/2032 14 13
2.50%, 12/01/2032 37 36
2.50%, 01/01/2033 46 44
2.50%, 02/01/2033 177 169
2.50%, 04/01/2033 354 337
2.50%, 07/01/2033 33 31
2.50%, 10/01/2034 394 373
2.50%, 02/01/2035 1,101 1,043
2.50%, 10/01/2036 15 14
2.50%, 10/01/2036 31 28
2.50%, 12/01/2036 71 66

Schedule of Investments
Bond Market Index Account
September 30, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 07/01/2040 $ 1,409 $ 1,271
2.50%, 04/01/2042 2,072 1,874
2.50%, 01/01/2043 226 202
2.50%, 08/01/2043 83 74
2.50%, 10/01/2043 140 125
2.50%, 12/01/2046 54 48
2.50%, 08/01/2050 1,992 1,747
2.50%, 09/01/2050 4,448 3,888
2.50%, 10/01/2050 3,059 2,668
2.50%, 02/01/2051 1,765 1,548
2.50%, 02/01/2051 5,916 5,216
2.50%, 07/01/2051 2,641 2,301
2.50%, 07/01/2051 1,836 1,599
2.50%, 09/01/2051 7,685 6,698
2.50%, 09/01/2051 2,824 2,443
2.50%, 09/01/2051 3,194 2,796
2.50%, 11/01/2051 5,356 4,694
2.50%, 11/01/2051 6,326 5,559
2.50%, 01/01/2052 3,913 3,429
2.50%, 02/01/2052 2,841 2,473
2.50%, 02/01/2052 4,444 3,857
2.50%, 02/01/2052 5,803 5,085
2.50%, 02/01/2052 3,513 3,074
2.50%, 03/01/2052 5,381 4,695
2.50%, 04/01/2052 5,958 5,214
2.50%, 04/01/2052 820 715
2.50%, 05/01/2052 3,122 2,741
2.50%, 05/01/2052 2,535 2,218
3.00%, 11/01/2026 15 15
3.00%, 02/01/2027 29 28
3.00%, 04/01/2027 129 127
3.00%, 08/01/2027 23 22
3.00%, 10/01/2028 111 109
3.00%, 11/01/2028 34 34
3.00%, 02/01/2029 28 27
3.00%, 03/01/2029 41 40
3.00%, 03/01/2029 48 47
3.00%, 04/01/2029 44 43
3.00%, 05/01/2029 39 38
3.00%, 06/01/2029 35 34
3.00%, 08/01/2029 18 18
3.00%, 10/01/2029 22 22
3.00%, 10/01/2029 37 36
3.00%, 10/01/2029 23 22
3.00%, 11/01/2029 38 37
3.00%, 01/01/2030 48 47
3.00%, 01/01/2030 134 131
3.00%, 01/01/2030 123 120
3.00%, 03/01/2030 84 82
3.00%, 06/01/2030 60 59
3.00%, 06/01/2030 69 67
3.00%, 09/01/2030 28 27
3.00%, 09/01/2030 93 90
3.00%, 10/01/2030 77 75
3.00%, 02/01/2031 33 32
3.00%, 04/01/2032 371 360
3.00%, 05/01/2032 51 49
3.00%, 08/01/2032 78 75
3.00%, 01/01/2033 13 12
3.00%, 02/01/2033 214 208
3.00%, 02/01/2033 770 743
3.00%, 08/01/2033 246 236
3.00%, 05/01/2034 39 37
3.00%, 05/01/2034 55 53
3.00%, 08/01/2034 165 160
3.00%, 10/01/2034 18 18
3.00%, 11/01/2034 51 49
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 12/01/2034 $ 637 $ 616
3.00%, 02/01/2035 53 51
3.00%, 02/01/2035 54 52
3.00%, 03/01/2035 24 23
3.00%, 04/01/2035 24 23
3.00%, 06/01/2035 65 62
3.00%, 07/01/2035 23 22
3.00%, 11/01/2035 34 33
3.00%, 07/01/2036 51 48
3.00%, 12/01/2036 118 113
3.00%, 12/01/2036 178 169
3.00%, 12/01/2036 81 77
3.00%, 02/01/2037 11 11
3.00%, 02/01/2037 72 69
3.00%, 04/01/2037 34 33
3.00%, 04/01/2037 57 54
3.00%, 07/01/2037 21 20
3.00%, 08/01/2037 32 31
3.00%, 09/01/2037 91 86
3.00%, 06/01/2040 1,126 1,058
3.00%, 04/01/2042 64 59
3.00%, 09/01/2042 31 29
3.00%, 12/01/2042 78 73
3.00%, 02/01/2043 219 203
3.00%, 02/01/2043 336 312
3.00%, 02/01/2043 171 159
3.00%, 04/01/2043 186 173
3.00%, 04/01/2043 362 336
3.00%, 04/01/2043 99 92
3.00%, 04/01/2043 126 117
3.00%, 04/01/2043 89 83
3.00%, 04/01/2043 167 155
3.00%, 04/01/2043 132 122
3.00%, 04/01/2043 216 200
3.00%, 04/01/2043 134 124
3.00%, 05/01/2043 160 147
3.00%, 05/01/2043 138 128
3.00%, 05/01/2043 88 81
3.00%, 05/01/2043 16 15
3.00%, 06/01/2043 127 118
3.00%, 06/01/2043 175 162
3.00%, 06/01/2043 118 110
3.00%, 06/01/2043 326 302
3.00%, 06/01/2043 294 273
3.00%, 07/01/2043 221 205
3.00%, 07/01/2043 96 89
3.00%, 07/01/2043 46 43
3.00%, 08/01/2043 300 278
3.00%, 08/01/2043 60 56
3.00%, 08/01/2043 17 16
3.00%, 08/01/2043 117 108
3.00%, 08/01/2043 190 176
3.00%, 09/01/2043 137 127
3.00%, 09/01/2043 259 240
3.00%, 10/01/2043 31 28
3.00%, 10/01/2043 312 289
3.00%, 11/01/2043 106 98
3.00%, 11/01/2043 37 34
3.00%, 11/01/2043 60 55
3.00%, 01/01/2044 52 48
3.00%, 01/01/2045 154 142
3.00%, 05/01/2045 213 197
3.00%, 09/01/2045 25 23
3.00%, 10/01/2045 138 127
3.00%, 11/01/2045 32 30
3.00%, 11/01/2045 68 63
3.00%, 12/01/2045 193 177

Schedule of Investments
Bond Market Index Account
September 30, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 01/01/2046 $ 124 $ 114
3.00%, 02/01/2046 215 198
3.00%, 02/01/2046 186 172
3.00%, 04/01/2046 40 37
3.00%, 05/01/2046 129 119
3.00%, 05/01/2046 80 74
3.00%, 05/01/2046 36 33
3.00%, 06/01/2046 77 71
3.00%, 08/01/2046 141 129
3.00%, 08/01/2046 131 120
3.00%, 09/01/2046 93 85
3.00%, 09/01/2046 68 63
3.00%, 10/01/2046 462 423
3.00%, 10/01/2046 59 54
3.00%, 11/01/2046 301 277
3.00%, 11/01/2046 331 304
3.00%, 11/01/2046 45 42
3.00%, 11/01/2046 203 186
3.00%, 11/01/2046 35 32
3.00%, 11/01/2046 231 212
3.00%, 12/01/2046 359 329
3.00%, 12/01/2046 637 585
3.00%, 01/01/2047 356 325
3.00%, 02/01/2047 72 66
3.00%, 02/01/2047 267 243
3.00%, 05/01/2047 149 137
3.00%, 10/01/2048 18 17
3.00%, 10/01/2049 4,370 3,995
3.00%, 11/01/2049 997 910
3.00%, 11/01/2049 1,363 1,246
3.00%, 12/01/2049 3,434 3,138
3.00%, 03/01/2050 3,118 2,847
3.00%, 03/01/2050 2,905 2,654
3.00%, 07/01/2050 1,112 1,013
3.00%, 03/01/2052 5,488 4,958
3.00%, 03/01/2052 2,649 2,411
3.00%, 04/01/2052 1,795 1,636
3.50%, 10/01/2025 11 11
3.50%, 11/01/2025 17 16
3.50%, 11/01/2025 7 7
3.50%, 01/01/2026 12 12
3.50%, 03/01/2026 21 21
3.50%, 12/01/2026 24 24
3.50%, 02/01/2027 16 16
3.50%, 11/01/2028 40 39
3.50%, 12/01/2028 24 24
3.50%, 03/01/2029 42 41
3.50%, 01/01/2031 2 2
3.50%, 04/01/2031 4 4
3.50%, 02/01/2032 19 19
3.50%, 04/01/2032 20 20
3.50%, 05/01/2032 43 42
3.50%, 06/01/2032 90 88
3.50%, 07/01/2032 29 29
3.50%, 09/01/2032 42 42
3.50%, 12/01/2032 910 898
3.50%, 09/01/2033 24 23
3.50%, 09/01/2033 31 30
3.50%, 10/01/2033 51 50
3.50%, 10/01/2033 123 121
3.50%, 11/01/2033 54 53
3.50%, 01/01/2034 33 33
3.50%, 06/01/2034 58 57
3.50%, 08/01/2034 15 14
3.50%, 11/01/2034 36 35
3.50%, 02/01/2035 552 546
3.50%, 12/01/2035 72 71
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 07/01/2036 $ 81 $ 79
3.50%, 02/01/2037 57 55
3.50%, 03/01/2037 68 66
3.50%, 05/01/2037 12 12
3.50%, 07/01/2037 26 25
3.50%, 10/01/2037 29 28
3.50%, 01/01/2038 81 79
3.50%, 01/01/2041 295 283
3.50%, 03/01/2041 407 389
3.50%, 10/01/2041 35 33
3.50%, 12/01/2041 127 122
3.50%, 12/01/2041 130 125
3.50%, 01/01/2042 45 43
3.50%, 03/01/2042 41 39
3.50%, 03/01/2042 117 112
3.50%, 03/01/2042 28 27
3.50%, 05/01/2042 212 203
3.50%, 05/01/2042 37 35
3.50%, 07/01/2042 50 48
3.50%, 07/01/2042 29 28
3.50%, 10/01/2042 245 234
3.50%, 04/01/2043 89 85
3.50%, 05/01/2043 211 202
3.50%, 05/01/2043 74 70
3.50%, 05/01/2043 244 233
3.50%, 06/01/2043 208 198
3.50%, 07/01/2043 88 84
3.50%, 07/01/2043 236 226
3.50%, 08/01/2043 51 49
3.50%, 08/01/2043 161 154
3.50%, 09/01/2043 59 56
3.50%, 12/01/2043 38 37
3.50%, 01/01/2044 685 654
3.50%, 02/01/2044 53 50
3.50%, 07/01/2044 336 321
3.50%, 10/01/2044 44 42
3.50%, 10/01/2044 132 126
3.50%, 11/01/2044 136 129
3.50%, 12/01/2044 103 97
3.50%, 12/01/2044 149 141
3.50%, 12/01/2044 28 27
3.50%, 01/01/2045 164 155
3.50%, 04/01/2045 144 136
3.50%, 05/01/2045 54 51
3.50%, 07/01/2045 156 147
3.50%, 07/01/2045 28 26
3.50%, 08/01/2045 155 146
3.50%, 08/01/2045 136 128
3.50%, 09/01/2045 226 213
3.50%, 09/01/2045 70 66
3.50%, 09/01/2045 164 155
3.50%, 11/01/2045 118 112
3.50%, 11/01/2045 67 63
3.50%, 12/01/2045 157 148
3.50%, 12/01/2045 129 122
3.50%, 12/01/2045 228 215
3.50%, 01/01/2046 196 185
3.50%, 01/01/2046 244 230
3.50%, 02/01/2046 100 94
3.50%, 02/01/2046 41 38
3.50%, 03/01/2046 162 153
3.50%, 03/01/2046 139 132
3.50%, 05/01/2046 171 162
3.50%, 06/01/2046 49 47
3.50%, 07/01/2046 141 133
3.50%, 09/01/2046 137 129
3.50%, 11/01/2046 297 281

Schedule of Investments
Bond Market Index Account
September 30, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 12/01/2046 $ 163 $ 154
3.50%, 01/01/2047 369 349
3.50%, 02/01/2047 271 256
3.50%, 09/01/2047 78 74
3.50%, 11/01/2047 316 298
3.50%, 01/01/2048 307 290
3.50%, 02/01/2048 30 28
3.50%, 02/01/2048 245 232
3.50%, 03/01/2048 193 182
3.50%, 04/01/2048 124 117
3.50%, 10/01/2048 25 24
3.50%, 10/01/2048 25 24
3.50%, 04/01/2049 145 137
3.50%, 06/01/2049 480 452
3.50%, 06/01/2049 392 370
3.50%, 06/01/2049 410 388
3.50%, 07/01/2049 597 564
3.50%, 08/01/2049 495 467
3.50%, 09/01/2049 608 573
3.50%, 11/01/2049 1,056 997
3.50%, 11/01/2049 2,996 2,854
3.50%, 11/01/2049 969 915
3.50%, 12/01/2049 1,262 1,204
3.50%, 09/01/2050 1,341 1,287
3.50%, 04/01/2052 2,420 2,282
3.50%, 05/01/2052 4,138 3,905
3.50%, 06/01/2052 1,711 1,605
4.00%, 07/01/2025 6 6
4.00%, 04/01/2029 1 1
4.00%, 10/01/2030 3 3
4.00%, 12/01/2030 29 28
4.00%, 02/01/2031 10 10
4.00%, 03/01/2031 79 78
4.00%, 07/01/2031 7 7
4.00%, 10/01/2031 27 27
4.00%, 11/01/2031 6 6
4.00%, 12/01/2031 5 5
4.00%, 01/01/2032 8 8
4.00%, 09/01/2033 65 65
4.00%, 01/01/2036 61 61
4.00%, 02/01/2036 45 45
4.00%, 06/01/2036 39 39
4.00%, 01/01/2037 50 50
4.00%, 02/01/2037 113 113
4.00%, 07/01/2038 74 73
4.00%, 02/01/2039 21 21
4.00%, 10/01/2039 32 32
4.00%, 01/01/2041 124 122
4.00%, 02/01/2041 31 31
4.00%, 02/01/2041 83 82
4.00%, 09/01/2041 43 42
4.00%, 02/01/2043 44 44
4.00%, 12/01/2043 43 43
4.00%, 01/01/2044 138 136
4.00%, 06/01/2044 53 51
4.00%, 06/01/2044 112 110
4.00%, 07/01/2044 72 70
4.00%, 07/01/2044 78 77
4.00%, 09/01/2044 46 45
4.00%, 10/01/2044 73 71
4.00%, 10/01/2044 124 121
4.00%, 11/01/2044 89 87
4.00%, 12/01/2044 19 19
4.00%, 12/01/2044 102 99
4.00%, 01/01/2045 26 25
4.00%, 02/01/2045 77 75
4.00%, 02/01/2045 104 101
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 02/01/2045 $ 51 $ 50
4.00%, 07/01/2045 62 60
4.00%, 07/01/2045 91 89
4.00%, 09/01/2045 99 96
4.00%, 10/01/2045 22 22
4.00%, 10/01/2045 94 92
4.00%, 11/01/2045 41 40
4.00%, 11/01/2045 154 150
4.00%, 12/01/2045 39 38
4.00%, 12/01/2045 41 40
4.00%, 01/01/2046 154 150
4.00%, 02/01/2046 106 104
4.00%, 02/01/2046 31 31
4.00%, 03/01/2046 33 32
4.00%, 03/01/2046 47 46
4.00%, 04/01/2046 67 66
4.00%, 04/01/2047 203 197
4.00%, 06/01/2047 153 148
4.00%, 08/01/2047 32 32
4.00%, 08/01/2047 116 113
4.00%, 08/01/2047 178 173
4.00%, 08/01/2047 223 217
4.00%, 09/01/2047 207 201
4.00%, 11/01/2047 401 390
4.00%, 01/01/2048 322 314
4.00%, 02/01/2048 146 142
4.00%, 03/01/2048 71 69
4.00%, 03/01/2048 2,971 2,902
4.00%, 05/01/2048 429 420
4.00%, 06/01/2048 118 115
4.00%, 06/01/2048 304 295
4.00%, 07/01/2048 87 84
4.00%, 08/01/2048 38 36
4.00%, 08/01/2048 38 37
4.00%, 09/01/2048 171 167
4.00%, 09/01/2048 107 104
4.00%, 01/01/2049 947 920
4.00%, 01/01/2049 1,662 1,614
4.00%, 03/01/2049 130 126
4.00%, 04/01/2049 227 220
4.00%, 04/01/2049 170 165
4.00%, 08/01/2049 505 491
4.00%, 10/01/2049 378 368
4.00%, 10/01/2049 291 283
4.00%, 11/01/2049 372 362
4.00%, 04/01/2050 1,602 1,558
4.00%, 06/01/2052 2,039 1,989
4.00%, 08/01/2052 3,511 3,390
4.00%, 09/01/2052 4,561 4,421
4.50%, 02/01/2030 3 3
4.50%, 04/01/2030 1 1
4.50%, 08/01/2030 19 19
4.50%, 09/01/2030 16 16
4.50%, 01/01/2031 3 3
4.50%, 04/01/2031 2 2
4.50%, 05/01/2031 3 3
4.50%, 07/01/2031 14 14
4.50%, 08/01/2031 8 8
4.50%, 02/01/2035 31 31
4.50%, 08/01/2040 102 103
4.50%, 08/01/2040 28 28
4.50%, 06/01/2041 47 47
4.50%, 09/01/2041 81 81
4.50%, 09/01/2043 36 36
4.50%, 10/01/2043 71 71
4.50%, 01/01/2044 133 134
4.50%, 01/01/2044 177 177

Schedule of Investments
Bond Market Index Account
September 30, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 02/01/2044 $ 100 $ 100
4.50%, 03/01/2044 50 50
4.50%, 03/01/2044 54 54
4.50%, 05/01/2044 47 48
4.50%, 05/01/2044 39 39
4.50%, 05/01/2044 138 139
4.50%, 06/01/2044 87 87
4.50%, 08/01/2044 65 65
4.50%, 12/01/2044 214 215
4.50%, 04/01/2046 61 61
4.50%, 08/01/2046 50 50
4.50%, 02/01/2047 23 23
4.50%, 02/01/2047 79 80
4.50%, 03/01/2047 63 63
4.50%, 10/01/2047 52 52
4.50%, 11/01/2047 112 112
4.50%, 02/01/2048 81 81
4.50%, 04/01/2048 231 230
4.50%, 05/01/2048 133 133
4.50%, 07/01/2048 1,566 1,554
4.50%, 08/01/2048 37 37
4.50%, 08/01/2048 42 42
4.50%, 10/01/2048 174 173
4.50%, 10/01/2048 277 276
4.50%, 12/01/2048 908 912
4.50%, 03/01/2049 1,771 1,763
4.50%, 04/01/2049 148 148
4.50%, 05/01/2049 1,154 1,148
4.50%, 07/01/2049 425 423
4.50%, 07/01/2049 268 267
4.50%, 09/01/2049 1,828 1,819
4.50%, 09/01/2049 264 262
4.50%, 06/01/2052 429 426
4.50%, 09/01/2052 2,129 2,128
4.50%, 10/01/2052 1,738 1,726
4.50%, 10/01/2052 2,152 2,139
4.50%, 05/01/2053 2,365 2,340
5.00%, 04/01/2029 2 2
5.00%, 09/01/2029 28 28
5.00%, 03/01/2030 3 3
5.00%, 08/01/2030 5 5
5.00%, 07/01/2035 54 55
5.00%, 04/01/2037 85 87
5.00%, 07/01/2039 48 49
5.00%, 07/01/2039 44 46
5.00%, 03/01/2044 45 46
5.00%, 03/01/2044 65 66
5.00%, 05/01/2044 40 41
5.00%, 11/01/2044 84 86
5.00%, 04/01/2048 64 65
5.00%, 09/01/2048 421 426
5.00%, 05/01/2049 34 34
5.00%, 06/01/2049 300 306
5.00%, 07/01/2049 175 178
5.00%, 08/01/2049 197 200
5.00%, 07/01/2052 3,073 3,103
5.00%, 08/01/2052 2,011 2,035
5.00%, 11/01/2052 4,056 4,064
5.00%, 05/01/2053 5,164 5,222
5.00%, 06/01/2053 2,707 2,730
5.00%, 10/01/2053 2,415 2,448
5.50%, 02/01/2026 4 4
5.50%, 03/01/2027 7 7
5.50%, 06/01/2028 1 1
5.50%, 01/01/2029 2 2
5.50%, 12/01/2029 4 4
5.50%, 11/01/2035 90 93
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.50%, 12/01/2036 $ 39 $ 41
5.50%, 03/01/2037 46 48
5.50%, 08/01/2037 52 54
5.50%, 08/01/2037 37 39
5.50%, 08/01/2037 40 41
5.50%, 05/01/2038 73 75
5.50%, 06/01/2038 31 32
5.50%, 03/01/2053 3,241 3,314
5.50%, 07/01/2053 2,505 2,606
5.50%, 08/01/2053 5,697 5,797
5.50%, 11/01/2053 5,210 5,324
5.50%, 04/01/2054 3,773 3,854
5.50%, 08/01/2054 2,496 2,535
5.50%, 10/01/2054
(k)
1,000 1,012
6.00%, 05/01/2041 69 73
6.00%, 01/01/2053 4,121 4,315
6.00%, 05/01/2053 1,356 1,406
6.00%, 11/01/2053 3,937 4,046
6.00%, 07/01/2054 2,952 3,048
6.00%, 10/01/2054
(k)
8,300 8,483
6.50%, 01/01/2038 31 33
6.50%, 01/01/2054 3,175 3,322
6.50%, 02/01/2054 3,691 3,847
6.50%, 10/01/2054
(k)
5,525 5,696
$ 431,226
Government National Mortgage Association (GNMA) - 6 .06%
2.00%, 08/20/2050 5,749 4,886
2.00%, 01/20/2051 6,567 5,573
2.00%, 02/20/2051 10,213 8,665
2.00%, 05/20/2051 4,524 3,836
2.50%, 03/20/2028 17 17
2.50%, 07/20/2028 20 20
2.50%, 03/20/2031 30 29
2.50%, 05/20/2032 39 38
2.50%, 07/20/2043 75 67
2.50%, 06/20/2045 43 39
2.50%, 12/20/2046 87 78
2.50%, 01/20/2047 133 119
2.50%, 06/20/2050 9,779 8,650
2.50%, 05/20/2051 7,546 6,658
2.50%, 09/20/2051 10,136 8,932
3.00%, 07/20/2030 46 45
3.00%, 01/20/2031 31 31
3.00%, 07/20/2032 36 35
3.00%, 01/20/2033 18 17
3.00%, 09/20/2042 463 430
3.00%, 10/15/2042 29 28
3.00%, 12/20/2042 131 122
3.00%, 01/20/2043 183 170
3.00%, 03/20/2043 92 86
3.00%, 03/20/2043 242 225
3.00%, 04/20/2043 313 291
3.00%, 06/15/2043 114 106
3.00%, 06/20/2043 68 63
3.00%, 07/15/2043 25 23
3.00%, 08/15/2043 51 47
3.00%, 08/15/2043 56 52
3.00%, 08/20/2043 32 30
3.00%, 09/20/2043 125 116
3.00%, 10/20/2043 66 62
3.00%, 11/20/2043 49 46
3.00%, 03/20/2044 104 97
3.00%, 08/20/2044 360 334
3.00%, 11/15/2044 152 139
3.00%, 11/20/2044 119 110
3.00%, 12/20/2044 118 110
3.00%, 02/15/2045 128 118

Schedule of Investments
Bond Market Index Account
September 30, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 05/20/2045 $ 104 $ 96
3.00%, 07/15/2045 44 41
3.00%, 07/20/2045 817 755
3.00%, 08/15/2045 130 119
3.00%, 08/20/2045 261 242
3.00%, 10/20/2045 227 211
3.00%, 11/20/2045 134 124
3.00%, 12/20/2045 187 173
3.00%, 01/20/2046 46 42
3.00%, 02/20/2046 62 57
3.00%, 03/20/2046 288 267
3.00%, 04/20/2046 188 174
3.00%, 05/20/2046 172 158
3.00%, 06/20/2046 260 240
3.00%, 07/20/2046 778 719
3.00%, 08/20/2046 536 496
3.00%, 09/20/2046 311 287
3.00%, 10/20/2046 206 190
3.00%, 11/20/2046 317 292
3.00%, 11/20/2046 152 138
3.00%, 12/20/2046 389 360
3.00%, 01/20/2047 257 237
3.00%, 07/20/2047 12 11
3.00%, 10/20/2047 262 242
3.00%, 11/20/2047 125 115
3.00%, 12/20/2047 413 381
3.00%, 01/20/2048 178 164
3.00%, 02/20/2048 187 173
3.00%, 03/20/2048 170 156
3.00%, 11/20/2049 5,301 4,858
3.00%, 09/20/2051 6,037 5,508
3.50%, 09/20/2028 26 25
3.50%, 04/20/2042 299 287
3.50%, 05/20/2042 317 305
3.50%, 06/20/2042 89 86
3.50%, 07/20/2042 352 338
3.50%, 10/20/2042 215 206
3.50%, 01/15/2043 70 68
3.50%, 01/20/2043 116 111
3.50%, 02/20/2043 354 340
3.50%, 03/20/2043 155 146
3.50%, 03/20/2043 331 317
3.50%, 04/15/2043 45 43
3.50%, 04/20/2043 225 213
3.50%, 04/20/2043 320 307
3.50%, 07/20/2043 385 369
3.50%, 08/15/2043 30 29
3.50%, 08/20/2043 291 279
3.50%, 09/20/2043 195 187
3.50%, 07/20/2044 205 196
3.50%, 08/20/2044 217 208
3.50%, 09/20/2044 82 78
3.50%, 10/20/2044 88 84
3.50%, 11/20/2044 93 89
3.50%, 12/20/2044 103 99
3.50%, 02/20/2045 101 97
3.50%, 05/20/2045 132 126
3.50%, 06/20/2045 28 26
3.50%, 07/20/2045 198 188
3.50%, 08/20/2045 93 88
3.50%, 09/20/2045 49 47
3.50%, 10/20/2045 364 345
3.50%, 11/20/2045 302 288
3.50%, 12/20/2045 191 182
3.50%, 01/20/2046 475 453
3.50%, 02/20/2046 26 25
3.50%, 03/20/2046 1,153 1,099
3.50%, 04/20/2046 188 179
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 05/20/2046 $ 252 $ 240
3.50%, 06/20/2046 1,097 1,044
3.50%, 07/15/2046 27 26
3.50%, 07/20/2046 131 125
3.50%, 08/20/2046 590 562
3.50%, 09/20/2046 243 231
3.50%, 10/20/2046 292 278
3.50%, 11/20/2046 221 211
3.50%, 12/20/2046 248 235
3.50%, 01/20/2047 248 236
3.50%, 02/20/2047 146 138
3.50%, 03/20/2047 193 183
3.50%, 04/20/2047 464 439
3.50%, 05/20/2047 139 132
3.50%, 06/20/2047 210 199
3.50%, 07/20/2047 3,002 2,851
3.50%, 08/20/2047 611 580
3.50%, 09/20/2047 44 42
3.50%, 10/20/2047 149 141
3.50%, 11/20/2047 196 186
3.50%, 12/20/2047 222 210
3.50%, 01/20/2048 311 295
3.50%, 02/20/2048 49 46
3.50%, 07/20/2048 95 90
4.00%, 08/15/2040 26 25
4.00%, 12/20/2040 15 15
4.00%, 08/15/2041 25 25
4.00%, 11/15/2041 39 38
4.00%, 03/15/2042 25 25
4.00%, 03/20/2042 62 62
4.00%, 04/20/2042 55 54
4.00%, 05/15/2042 85 83
4.00%, 10/20/2043 29 29
4.00%, 11/20/2043 68 67
4.00%, 02/20/2044 163 161
4.00%, 03/15/2044 53 52
4.00%, 05/20/2044 105 104
4.00%, 06/20/2044 79 78
4.00%, 07/20/2044 320 316
4.00%, 08/20/2044 227 224
4.00%, 09/20/2044 209 206
4.00%, 10/20/2044 270 267
4.00%, 11/20/2044 120 118
4.00%, 12/20/2044 222 219
4.00%, 01/20/2045 185 183
4.00%, 04/20/2045 116 115
4.00%, 05/15/2045 66 64
4.00%, 07/20/2045 43 42
4.00%, 08/20/2045 111 109
4.00%, 09/20/2045 158 155
4.00%, 10/20/2045 84 83
4.00%, 11/20/2045 31 30
4.00%, 12/15/2045 28 28
4.00%, 12/20/2045 79 78
4.00%, 01/20/2046 48 48
4.00%, 02/20/2046 71 70
4.00%, 04/20/2046 116 114
4.00%, 05/20/2046 57 57
4.00%, 07/20/2046 121 118
4.00%, 01/20/2047 233 229
4.00%, 02/20/2047 178 175
4.00%, 03/20/2047 164 160
4.00%, 05/20/2047 219 213
4.00%, 06/20/2047 220 215
4.00%, 07/20/2047 525 515
4.00%, 08/20/2047 26 25
4.00%, 10/20/2047 122 119
4.00%, 11/20/2047 999 978

Schedule of Investments
Bond Market Index Account
September 30, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.00%, 04/20/2052 $ 4,435 $ 4,291
4.50%, 02/15/2039 61 62
4.50%, 05/15/2039 44 44
4.50%, 11/15/2039 156 160
4.50%, 04/15/2040 108 109
4.50%, 01/20/2041 16 16
4.50%, 02/20/2041 17 17
4.50%, 03/20/2041 12 12
4.50%, 07/15/2041 39 39
4.50%, 05/20/2043 50 51
4.50%, 06/20/2043 57 58
4.50%, 10/20/2043 46 47
4.50%, 11/20/2043 151 152
4.50%, 03/20/2044 217 219
4.50%, 04/20/2044 10 10
4.50%, 05/20/2044 157 158
4.50%, 07/20/2044 82 83
4.50%, 12/20/2044 34 34
4.50%, 02/20/2045 88 89
4.50%, 03/20/2045 38 38
4.50%, 04/20/2045 47 47
4.50%, 06/20/2046 45 45
4.50%, 12/20/2046 133 134
4.50%, 02/20/2047 79 80
4.50%, 04/20/2047 52 52
4.50%, 06/15/2047 43 43
4.50%, 08/20/2047 110 110
4.50%, 10/20/2047 51 51
4.50%, 02/20/2048 801 802
4.50%, 05/20/2048 585 585
4.50%, 08/20/2048 148 148
4.50%, 10/20/2048 89 89
4.50%, 11/20/2048 136 136
4.50%, 12/20/2048 39 39
4.50%, 02/20/2049 2,518 2,517
4.50%, 09/20/2052 3,023 2,989
4.50%, 10/20/2054
(k)
1,540 1,521
5.00%, 07/15/2035 34 35
5.00%, 04/15/2041 92 93
5.00%, 08/20/2041 35 36
5.00%, 04/20/2042 28 29
5.00%, 12/20/2042 80 82
5.00%, 07/20/2043 48 49
5.00%, 02/20/2044 50 52
5.00%, 03/20/2044 30 31
5.00%, 12/20/2045 47 48
5.00%, 03/20/2048 35 35
5.00%, 06/20/2048 648 658
5.00%, 10/20/2048 44 45
5.00%, 01/20/2053 6,157 6,174
5.00%, 04/20/2053 3,895 3,908
5.50%, 01/15/2040 38 40
5.50%, 06/20/2040 21 22
5.50%, 01/20/2041 85 88
5.50%, 10/20/2042 28 29
5.50%, 09/20/2043 36 38
5.50%, 10/20/2054
(k)
11,250 11,358
6.00%, 04/15/2035 4 4
6.00%, 10/20/2054
(k)
6,025 6,127
6.50%, 10/20/2054
(k)
5,975 6,113
$ 140,101
U.S. Treasury - 43 .80%
0.25%, 10/31/2025 4,740 4,557
0.38%, 11/30/2025 4,675 4,490
0.38%, 12/31/2025 9,130 8,747
0.38%, 01/31/2026 13,020 12,443
0.38%, 09/30/2027 4,520 4,113
0.50%, 02/28/2026 9,780 9,341
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
0.50%, 04/30/2027 $ 2,100 $ 1,942
0.50%, 05/31/2027 3,290 3,034
0.50%, 06/30/2027 4,645 4,273
0.50%, 08/31/2027 5,260 4,816
0.50%, 10/31/2027 10,120 9,218
0.63%, 07/31/2026 4,210 3,984
0.63%, 03/31/2027 5,975 5,555
0.63%, 11/30/2027 4,645 4,238
0.63%, 12/31/2027 8,210 7,474
0.63%, 05/15/2030 14,925 12,675
0.63%, 08/15/2030 21,135 17,811
0.75%, 03/31/2026 7,970 7,622
0.75%, 04/30/2026 2,800 2,672
0.75%, 05/31/2026 10,275 9,787
0.75%, 08/31/2026 23,085 21,851
0.75%, 01/31/2028 10,270 9,364
0.88%, 06/30/2026 6,910 6,583
0.88%, 09/30/2026 7,660 7,256
0.88%, 11/15/2030 12,855 10,941
1.00%, 07/31/2028 5,825 5,290
1.13%, 10/31/2026 3,635 3,453
1.13%, 02/28/2027 2,670 2,518
1.13%, 02/29/2028 9,595 8,845
1.13%, 08/31/2028 4,875 4,441
1.13%, 02/15/2031 1,500 1,290
1.13%, 05/15/2040 3,795 2,507
1.13%, 08/15/2040 3,835 2,512
1.25%, 11/30/2026 3,775 3,590
1.25%, 12/31/2026 3,175 3,015
1.25%, 03/31/2028 7,125 6,584
1.25%, 04/30/2028 7,750 7,147
1.25%, 05/31/2028 9,960 9,168
1.25%, 06/30/2028 4,550 4,181
1.25%, 09/30/2028 8,870 8,106
1.25%, 08/15/2031 11,020 9,411
1.25%, 05/15/2050 4,300 2,301
1.38%, 08/31/2026 3,400 3,257
1.38%, 10/31/2028 5,855 5,368
1.38%, 12/31/2028 7,840 7,166
1.38%, 11/15/2031 13,595 11,642
1.38%, 11/15/2040 5,740 3,895
1.38%, 08/15/2050 2,920 1,608
1.50%, 08/15/2026 3,015 2,897
1.50%, 01/31/2027 5,200 4,956
1.50%, 11/30/2028 6,695 6,159
1.50%, 02/15/2030 18,440 16,558
1.63%, 02/15/2026 3,315 3,219
1.63%, 05/15/2026 6,570 6,354
1.63%, 09/30/2026 1,265 1,216
1.63%, 10/31/2026 7,275 6,983
1.63%, 11/30/2026 2,215 2,123
1.63%, 08/15/2029 4,600 4,207
1.63%, 05/15/2031 10,330 9,107
1.63%, 11/15/2050 5,520 3,247
1.75%, 12/31/2026 8,315 7,985
1.75%, 01/31/2029 8,425 7,810
1.75%, 11/15/2029 1,615 1,480
1.75%, 08/15/2041 4,630 3,283
1.88%, 07/31/2026 4,170 4,037
1.88%, 02/28/2027 9,400 9,027
1.88%, 02/28/2029 9,990 9,301
1.88%, 02/15/2032 16,770 14,810
1.88%, 02/15/2041 7,345 5,386
1.88%, 02/15/2051 6,910 4,330
1.88%, 11/15/2051 6,980 4,348
2.00%, 11/15/2026 9,295 8,986
2.00%, 11/15/2041 5,650 4,154
2.00%, 02/15/2050 4,665 3,040

Schedule of Investments
Bond Market Index Account
September 30, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.00%, 08/15/2051 $ 7,280 $ 4,689
2.13%, 05/31/2026 2,520 2,456
2.25%, 11/15/2025 12,165 11,948
2.25%, 03/31/2026 5,000 4,890
2.25%, 02/15/2027 8,160 7,908
2.25%, 11/15/2027 8,485 8,154
2.25%, 05/15/2041 6,290 4,875
2.25%, 08/15/2046 3,195 2,287
2.25%, 08/15/2049 4,015 2,782
2.25%, 02/15/2052 6,580 4,487
2.38%, 05/15/2027 6,155 5,968
2.38%, 03/31/2029 9,010 8,561
2.38%, 05/15/2029 4,695 4,456
2.38%, 02/15/2042 1,865 1,453
2.38%, 11/15/2049 3,205 2,278
2.38%, 05/15/2051 6,250 4,409
2.50%, 02/28/2026 5,190 5,098
2.50%, 03/31/2027 4,305 4,194
2.50%, 02/15/2046 2,925 2,211
2.50%, 05/15/2046 2,520 1,899
2.63%, 12/31/2025 5,000 4,926
2.63%, 01/31/2026 3,380 3,329
2.63%, 05/31/2027 3,330 3,249
2.63%, 02/15/2029 8,305 7,985
2.63%, 07/31/2029 2,325 2,227
2.75%, 04/30/2027 3,660 3,585
2.75%, 02/15/2028 5,775 5,623
2.75%, 05/31/2029 7,280 7,020
2.75%, 08/15/2032 13,175 12,311
2.75%, 08/15/2042 1,591 1,311
2.75%, 11/15/2042 2,610 2,140
2.75%, 08/15/2047 3,060 2,388
2.75%, 11/15/2047 3,405 2,651
2.88%, 11/30/2025 3,435 3,396
2.88%, 05/15/2028 4,500 4,393
2.88%, 08/15/2028 6,030 5,877
2.88%, 04/30/2029 7,835 7,603
2.88%, 05/15/2032 12,455 11,773
2.88%, 05/15/2043 2,333 1,937
2.88%, 08/15/2045 2,145 1,743
2.88%, 11/15/2046 1,465 1,178
2.88%, 05/15/2049 3,415 2,696
2.88%, 05/15/2052 5,525 4,327
3.00%, 10/31/2025 4,600 4,555
3.00%, 05/15/2042 1,200 1,032
3.00%, 11/15/2044 1,475 1,231
3.00%, 05/15/2045 1,845 1,534
3.00%, 11/15/2045 1,320 1,095
3.00%, 02/15/2047 3,115 2,553
3.00%, 05/15/2047 2,050 1,677
3.00%, 02/15/2048 2,990 2,432
3.00%, 08/15/2048 3,620 2,936
3.00%, 02/15/2049 4,115 3,331
3.00%, 08/15/2052 3,500 2,813
3.13%, 08/31/2027 6,040 5,965
3.13%, 11/15/2028 8,255 8,111
3.13%, 08/31/2029 3,885 3,804
3.13%, 11/15/2041 1,700 1,502
3.13%, 02/15/2042 805 709
3.13%, 02/15/2043 2,660 2,302
3.13%, 08/15/2044 3,045 2,597
3.13%, 05/15/2048 100 83
3.25%, 06/30/2029 2,055 2,025
3.25%, 05/15/2042 3,650 3,245
3.38%, 05/15/2033 7,870 7,651
3.38%, 08/15/2042 3,540 3,195
3.38%, 05/15/2044 3,425 3,043
3.38%, 11/15/2048 3,980 3,449
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
3.50%, 01/31/2028 $ 100 $ 100
3.50%, 04/30/2028 5,785 5,771
3.50%, 01/31/2030 2,375 2,363
3.50%, 02/15/2033 6,095 5,989
3.50%, 02/15/2039 530 506
3.63%, 05/31/2028 4,475 4,482
3.63%, 08/31/2029 3,400 3,410
3.63%, 03/31/2030 6,035 6,039
3.63%, 08/15/2043 1,880 1,741
3.63%, 02/15/2044 1,755 1,620
3.63%, 02/15/2053 10,575 9,616
3.63%, 05/15/2053 3,440 3,131
3.75%, 06/30/2030 3,040 3,060
3.75%, 08/15/2041 940 906
3.75%, 11/15/2043 1,935 1,820
3.88%, 01/15/2026 5,055 5,058
3.88%, 09/30/2029 470 476
3.88%, 11/30/2029 4,885 4,949
3.88%, 08/15/2033 8,305 8,372
3.88%, 08/15/2034 3,800 3,827
3.88%, 08/15/2040 1,569 1,547
3.88%, 02/15/2043 4,275 4,124
3.88%, 05/15/2043 3,595 3,461
4.00%, 12/15/2025 10,220 10,236
4.00%, 02/15/2026 6,470 6,487
4.00%, 06/30/2028 9,855 10,002
4.00%, 10/31/2029 7,165 7,298
4.00%, 02/15/2034 8,510 8,656
4.00%, 11/15/2042 2,365 2,327
4.00%, 11/15/2052 4,335 4,218
4.13%, 09/30/2027 460 467
4.13%, 10/31/2027 4,930 5,008
4.13%, 11/15/2032 8,220 8,455
4.13%, 08/15/2053 3,395 3,381
4.25%, 03/15/2027 5,405 5,488
4.25%, 06/30/2029 7,725 7,951
4.25%, 02/28/2031 4,605 4,762
4.25%, 05/15/2039 715 739
4.25%, 11/15/2040 1,245 1,282
4.25%, 02/15/2054 3,105 3,164
4.38%, 07/31/2026 4,200 4,251
4.38%, 05/15/2034 7,800 8,169
4.38%, 02/15/2038 890 938
4.38%, 11/15/2039 920 962
4.38%, 05/15/2040 1,489 1,556
4.38%, 05/15/2041 1,010 1,054
4.38%, 08/15/2043 3,605 3,707
4.50%, 03/31/2026 3,235 3,269
4.50%, 11/15/2033 8,965 9,468
4.50%, 02/15/2036 1,340 1,436
4.50%, 05/15/2038 710 756
4.50%, 08/15/2039 1,465 1,554
4.50%, 02/15/2044 1,310 1,367
4.63%, 02/28/2026 12,455 12,594
4.63%, 03/15/2026 2,950 2,986
4.63%, 06/30/2026 5,620 5,707
4.63%, 02/15/2040 1,120 1,203
4.63%, 05/15/2054 9,955 10,798
4.75%, 02/15/2037 660 721
4.75%, 02/15/2041 4,955 5,398
4.75%, 11/15/2053 4,065 4,490
5.00%, 10/31/2025 1,745 1,764
5.00%, 05/15/2037 1,130 1,262
5.25%, 02/15/2029 3,000 3,215
5.38%, 02/15/2031 3,616 3,983
6.00%, 02/15/2026 2,000 2,063
6.13%, 11/15/2027 2,225 2,394
6.13%, 08/15/2029 900 1,002

Schedule of Investments
Bond Market Index Account
September 30, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
6.25%, 05/15/2030 $ 1,500 $ 1,701
6.38%, 08/15/2027 1,830 1,973
$ 1,012,656
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,611,395
Total Investments $ 2,349,660
Other Assets and Liabilities -  (1.64)% (37,917)
TOTAL NET ASSETS - 100.00% $ 2,311,743
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $9,775 or
0.42% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,349 or 0.14% of net assets.
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $9,409 or 0.41% of net assets.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Non-income producing security
(h) Security purchased on a when-issued basis.
(i) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(k) Security was purchased in a "to-be-announced" ("TBA") transaction.
Affiliated Securities December 31, 2023 Purchases Sales September 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.91% $ 55,756 $ 448,268 $ 452,006 $ 52,018
$ 55,756 $ 448,268 $ 452,006 $ 52,018
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.91% $ 1,835 $ — $ — $ —
$ 1,835 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Core Plus Bond Account
September 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .67 % Shares Held Value (000's)
Money Market Funds - 4 .67%
BlackRock Liquidity FedFund - Institutional Class
4.83%
(a),(b)
2,541,616 $ 2,542
Principal Government Money Market Fund - Class
R-6 4.91%
(a),(c)
7,551,412 7,551
$ 10,093
TOTAL INVESTMENT COMPANIES $ 10,093
BONDS - 68 .22%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .59%
BAE Systems PLC
5.00%, 03/26/2027
(d)
$ 200 $ 203
Boeing Co/The
2.20%, 02/04/2026 1,235 1,189
3.75%, 02/01/2050 200 141
4.88%, 05/01/2025 175 174
6.26%, 05/01/2027
(d)
220 227
Bombardier Inc
7.25%, 07/01/2031
(d)
15 16
7.50%, 02/01/2029
(d),(e)
120 127
8.75%, 11/15/2030
(d)
80 88
L3Harris Technologies Inc
5.05%, 06/01/2029 80 82
RTX Corp
4.13%, 11/16/2028 600 599
6.10%, 03/15/2034 95 105
TransDigm Inc
4.88%, 05/01/2029 30 29
6.00%, 01/15/2033
(d)
15 15
6.38%, 03/01/2029
(d)
290 299
6.63%, 03/01/2032
(d)
10 11
Triumph Group Inc
9.00%, 03/15/2028
(d)
125 131
$ 3,436
Agriculture - 0 .40%
BAT Capital Corp
3.22%, 09/06/2026 160 157
4.54%, 08/15/2047 120 101
4.76%, 09/06/2049 45 39
5.83%, 02/20/2031 110 117
7.08%, 08/02/2053
(e)
100 116
BAT International Finance PLC
5.93%, 02/02/2029 150 158
Reynolds American Inc
5.70%, 08/15/2035 165 172
$ 860
Airlines - 0 .38%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 4 4
American Airlines Inc
8.50%, 05/15/2029
(d)
120 127
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(d)
10 10
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(d)
106 105
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
11.00%, 04/15/2029
(d)
21 21
Southwest Airlines Co
5.25%, 05/04/2025 255 255
United Airlines 2024-1 Class A Pass Through Trust
5.88%, 08/15/2038 265 273
United Airlines Inc
4.38%, 04/15/2026
(d)
20 20
$ 815
Automobile Asset Backed Securities - 9 .22%
Ally Auto Receivables Trust 2023-1
5.46%, 05/15/2028 470 476
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Ally Auto Receivables Trust 2024-2
4.46%, 07/15/2027 $ 460 $ 460
AmeriCredit Automobile Receivables Trust 2022-2
4.38%, 04/18/2028 512 511
Americredit Automobile Receivables Trust 2023-1
5.84%, 10/19/2026 179 179
AmeriCredit Automobile Receivables Trust 2023-2
6.19%, 04/19/2027 315 317
AmeriCredit Automobile Receivables Trust 2024-1
5.75%, 02/18/2028 265 266
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 575 579
Carmax Auto Owner Trust 2023-2
5.50%, 06/15/2026 122 122
Carmax Auto Owner Trust 2024-3
5.21%, 09/15/2027 475 478
Chase Auto Owner Trust 2024-1
5.48%, 04/26/2027
(d)
479 481
Chase Auto Owner Trust 2024-2
5.66%, 05/26/2027
(d)
490 492
Chase Auto Owner Trust 2024-4
5.25%, 09/27/2027
(d)
500 503
Chase Auto Owner Trust 2024-5
4.18%, 08/27/2029
(d)
555 554
Drive Auto Receivables Trust 2024-1
5.83%, 12/15/2026 164 164
Drive Auto Receivables Trust 2024-2
4.94%, 12/15/2027 760 761
Ford Credit Auto Lease Trust 2023-A
4.83%, 05/15/2026 600 600
Ford Credit Auto Owner Trust 2023-A
5.14%, 03/15/2026 119 119
GM Financial Automobile Leasing Trust 2023-3
5.38%, 11/20/2026 485 489
GM Financial Automobile Leasing Trust 2024-1
5.18%, 06/22/2026 467 468
GM Financial Automobile Leasing Trust 2024-3
0.00%, 01/20/2027
(f),(g)
650 650
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.47%
4.21%, 10/20/2027
(f)
225 225
GM Financial Consumer Automobile Receivables
Trust 2023-1
5.19%, 03/16/2026 42 42
GM Financial Consumer Automobile Receivables
Trust 2023-2
5.10%, 05/18/2026 94 94
GM Financial Consumer Automobile Receivables
Trust 2023-3
5.45%, 06/16/2028 270 274
Hyundai Auto Receivables Trust 2023-A
5.19%, 12/15/2025 61 61
Mercedes-Benz Auto Lease Trust 2024-A
5.44%, 02/16/2027 420 423
Mercedes-Benz Auto Receivables Trust 2023-2
5.92%, 11/16/2026 340 342
Nissan Auto Lease Trust 2023-B
5.69%, 07/15/2026 570 572
Porsche Innovative Lease Owner Trust 2024-1
4.84%, 01/20/2027
(d)
615 617
Santander Drive Auto Receivables Trust 2023-3
5.61%, 10/15/2027 1,210 1,215
Santander Drive Auto Receivables Trust 2023-4
5.73%, 04/17/2028 1,040 1,050
6.18%, 02/16/2027 225 225
Santander Drive Auto Receivables Trust 2023-5
6.31%, 07/15/2027 343 344

Schedule of Investments
Core Plus Bond Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Santander Drive Auto Receivables Trust 2023-6
6.08%, 05/17/2027 $ 879 $ 882
Santander Drive Auto Receivables Trust 2024-1
5.71%, 02/16/2027 160 160
Santander Drive Auto Receivables Trust 2024-2
5.80%, 09/15/2027 361 362
Santander Drive Auto Receivables Trust 2024-3
5.91%, 06/15/2027 601 604
Santander Drive Auto Receivables Trust 2024-4
5.41%, 07/15/2027 800 802
SBNA Auto Receivables Trust 2024-A
5.70%, 03/15/2027
(d)
403 404
Tesla Electric Vehicle Trust 2023-1
5.54%, 12/21/2026
(d)
392 393
Toyota Auto Receivables 2022-B Owner Trust
2.93%, 09/15/2026 41 41
Toyota Lease Owner Trust 2024-B
4.21%, 09/20/2027
(d)
950 951
Volkswagen Auto Lease Trust 2023-A
5.87%, 01/20/2026 342 343
World Omni Auto Receivables Trust 2021-A
0.30%, 01/15/2026 8 8
World Omni Auto Receivables Trust 2023-C
5.15%, 11/15/2028 820 829
$ 19,932
Automobile Manufacturers - 1 .24%
Ford Motor Credit Co LLC
5.80%, 03/08/2029 875 889
6.13%, 03/08/2034 200 202
General Motors Financial Co Inc
1.20%, 10/15/2024 170 170
1.25%, 01/08/2026 375 360
Hyundai Capital America
5.25%, 01/08/2027
(d)
290 295
5.30%, 06/24/2029
(d)
125 129
5.40%, 01/08/2031
(d)
125 129
5.40%, 06/24/2031
(d)
105 109
5.45%, 06/24/2026
(d)
315 320
6.50%, 01/16/2029
(d)
80 86
$ 2,689
Automobile Parts & Equipment - 0 .19%
Dana Inc
5.38%, 11/15/2027 270 268
Phinia Inc
6.75%, 04/15/2029
(d)
100 103
Tenneco Inc
8.00%, 11/17/2028
(d)
40 37
$ 408
Banks - 10 .68%
AIB Group PLC
5.87%, 03/28/2035
(d),(h)
400 422
Secured Overnight Financing Rate + 1.91%
Banco Santander SA
5.37%, 07/15/2028
(h)
400 409
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.95%
Bank of America Corp
1.73%, 07/22/2027
(h)
1,225 1,169
Secured Overnight Financing Rate + 0.96%
2.48%, 09/21/2036
(h)
610 515
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.68%, 06/19/2041
(h)
680 511
Secured Overnight Financing Rate + 1.93%
2.69%, 04/22/2032
(h)
5 4
Secured Overnight Financing Rate + 1.32%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp (continued)
3.85%, 03/08/2037
(h)
$ 50 $ 46
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.83%, 07/22/2026
(h)
250 250
Secured Overnight Financing Rate + 1.75%
Bank of Montreal
3.80%, 12/15/2032
(h)
395 384
USD Swap Semi-Annual 5 Year + 1.43%
5.72%, 09/25/2028 200 211
Bank of New York Mellon Corp/The
4.97%, 04/26/2034
(h)
240 246
Secured Overnight Financing Rate + 1.61%
6.32%, 10/25/2029
(h)
165 177
Secured Overnight Financing Rate + 1.60%
Barclays PLC
2.28%, 11/24/2027
(h)
200 191
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
2.85%, 05/07/2026
(h)
600 592
Secured Overnight Financing Rate + 2.71%
4.84%, 09/10/2028
(h)
300 303
Secured Overnight Financing Rate + 1.34%
4.94%, 09/10/2030
(h)
200 202
Secured Overnight Financing Rate + 1.56%
Citigroup Inc
3.11%, 04/08/2026
(h)
495 490
Secured Overnight Financing Rate + 2.84%
3.79%, 03/17/2033
(h)
415 389
Secured Overnight Financing Rate + 1.94%
5.61%, 09/29/2026
(h)
330 333
Secured Overnight Financing Rate + 1.55%
Commonwealth Bank of Australia
5.84%, 03/13/2034
(d)
200 211
Danske Bank A/S
4.61%, 10/02/2030
(d),(f),(h)
600 599
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.10%
5.71%, 03/01/2030
(d),(h)
200 208
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.40%
Deutsche Bank AG/New York NY
5.00%, 09/11/2030
(h)
245 246
Secured Overnight Financing Rate + 1.70%
5.40%, 09/11/2035
(h)
165 166
Secured Overnight Financing Rate + 2.05%
5.71%, 02/08/2028
(h)
415 424
Secured Overnight Financing Rate + 1.59%
Fifth Third Bancorp
4.89%, 09/06/2030
(h)
250 253
Secured Overnight Financing Rate + 1.49%
5.63%, 01/29/2032
(h)
130 136
Secured Overnight Financing Rate + 1.84%
Goldman Sachs Group Inc/The
5.05%, 07/23/2030
(h)
285 292
Secured Overnight Financing Rate + 1.21%
5.80%, 08/10/2026
(h)
175 177
Secured Overnight Financing Rate + 1.08%
HSBC Holdings PLC
5.60%, 05/17/2028
(h)
270 278
Secured Overnight Financing Rate + 1.06%
5.73%, 05/17/2032
(h)
310 327
Secured Overnight Financing Rate + 1.52%
Huntington Bancshares Inc/OH
5.71%, 02/02/2035
(h)
400 416
Secured Overnight Financing Rate + 1.87%
6.21%, 08/21/2029
(h)
220 233
Secured Overnight Financing Rate + 2.02%

Schedule of Investments
Core Plus Bond Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co
2.08%, 04/22/2026
(h)
$ 335 $ 330
Secured Overnight Financing Rate + 1.85%
4.60%, 02/01/2025
(h),(i)
125 124
CME Term Secured Overnight Financing
Rate 3 Month + 3.13%
4.91%, 07/25/2033
(h)
705 720
Secured Overnight Financing Rate + 2.08%
5.04%, 01/23/2028
(h)
100 102
Secured Overnight Financing Rate + 1.19%
5.34%, 01/23/2035
(h)
95 99
Secured Overnight Financing Rate + 1.62%
6.09%, 10/23/2029
(h)
225 240
Secured Overnight Financing Rate + 1.57%
KeyCorp
6.40%, 03/06/2035
(h)
145 158
Secured Overnight Financing Rate + 2.42%
Mizuho Financial Group Inc
5.38%, 05/26/2030
(h)
485 503
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.12%
Morgan Stanley
0.99%, 12/10/2026
(h)
2,211 2,119
Secured Overnight Financing Rate + 0.72%
2.48%, 09/16/2036
(h)
225 188
Secured Overnight Financing Rate + 1.36%
5.00%, 11/24/2025 180 181
5.17%, 01/16/2030
(h)
100 103
Secured Overnight Financing Rate + 1.45%
5.32%, 07/19/2035
(h)
90 93
Secured Overnight Financing Rate + 1.56%
5.47%, 01/18/2035
(h)
280 293
Secured Overnight Financing Rate + 1.73%
5.83%, 04/19/2035
(h)
65 70
Secured Overnight Financing Rate + 1.58%
PNC Financial Services Group Inc/The
5.40%, 07/23/2035
(h)
130 136
Secured Overnight Financing Rate + 1.60%
5.49%, 05/14/2030
(h)
350 366
Secured Overnight Financing Rate + 1.20%
5.68%, 01/22/2035
(h)
635 673
Secured Overnight Financing Rate + 1.90%
6.88%, 10/20/2034
(h)
205 235
Secured Overnight Financing Rate + 2.28%
Standard Chartered PLC
2.82%, 01/30/2026
(d),(h)
535 530
3 Month USD LIBOR + 1.21%
State Street Corp
4.82%, 01/26/2034
(h)
80 81
Secured Overnight Financing Rate + 1.57%
Swedbank AB
5.41%, 03/14/2029
(d)
405 419
Truist Financial Corp
5.44%, 01/24/2030
(h)
340 352
Secured Overnight Financing Rate + 1.62%
5.71%, 01/24/2035
(h)
80 84
Secured Overnight Financing Rate + 1.92%
5.90%, 10/28/2026
(h)
180 182
Secured Overnight Financing Rate + 1.63%
7.16%, 10/30/2029
(h)
100 110
Secured Overnight Financing Rate + 2.45%
UBS AG/Stamford CT
2.95%, 04/09/2025 665 658
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UBS Group AG
2.19%, 06/05/2026
(d),(h)
$ 250 $ 245
Secured Overnight Financing Rate + 2.04%
4.75%, 05/12/2028
(d),(h)
235 236
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
5.43%, 02/08/2030
(d),(h)
400 414
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.52%
UniCredit SpA
1.98%, 06/03/2027
(d),(h)
200 191
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
US Bancorp
5.10%, 07/23/2030
(h)
395 407
Secured Overnight Financing Rate + 1.25%
5.68%, 01/23/2035
(h)
175 185
Secured Overnight Financing Rate + 1.86%
Wells Fargo & Co
3.07%, 04/30/2041
(h)
130 103
Secured Overnight Financing Rate + 2.53%
5.20%, 01/23/2030
(h)
250 258
Secured Overnight Financing Rate + 1.50%
Westpac Banking Corp
4.11%, 07/24/2034
(h)
525 508
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 615 582
$ 23,088
Beverages - 0 .13%
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038 190 183
4.60%, 04/15/2048 104 99
$ 282
Biotechnology - 0 .22%
Amgen Inc
5.60%, 03/02/2043 235 247
CSL Finance PLC
4.75%, 04/27/2052
(d)
240 225
$ 472
Building Materials - 0 .74%
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028
(d),(e)
345 361
Cemex SAB de CV
9.13%, 03/14/2028
(d),(h),(i)
200 218
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.16%
CRH America Finance Inc
5.40%, 05/21/2034 200 209
Miter Brands Acquisition Holdco Inc / MIWD
Borrower LLC
6.75%, 04/01/2032
(d)
35 36
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(d)
668 671
Trane Technologies Financing Ltd
5.10%, 06/13/2034 105 109
$ 1,604
Chemicals - 0 .77%
Consolidated Energy Finance SA
5.63%, 10/15/2028
(d)
260 220
6.50%, 05/15/2026
(d)
150 148
Ecolab Inc
2.70%, 12/15/2051 400 269
Element Solutions Inc
3.88%, 09/01/2028
(d)
111 106
International Flavors & Fragrances Inc
1.83%, 10/15/2027
(d)
210 194

Schedule of Investments
Core Plus Bond Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
OCP SA
6.75%, 05/02/2034
(d)
$ 200 $ 215
Olympus Water US Holding Corp
4.25%, 10/01/2028
(d)
275 262
Westlake Corp
2.88%, 08/15/2041 358 260
$ 1,674
Commercial Mortgage Backed Securities - 4 .26%
BBCMS Mortgage Trust 2024-5C29
5.21%, 09/15/2057 750 771
Benchmark 2019-B15 Mortgage Trust
3.56%, 12/15/2072 250 209
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054 150 129
BX Commercial Mortgage Trust 2023-VLT3
7.04%, 11/15/2028
(d)
425 423
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.94%
BX Trust 2024-BIO
6.74%, 02/15/2041
(d)
1,000 995
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.64%
CAMB Commercial Mortgage Trust 2019-LIFE
6.46%, 12/15/2037
(d)
900 899
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.37%
Citigroup Commercial Mortgage Trust 2015-GC27
3.57%, 02/10/2048 900 894
ELM Trust 2024-ELM
5.99%, 06/10/2039
(d),(j)
850 869
GS Mortgage Securities Trust 2011-GC5
0.09%, 08/10/2044
(d),(j),(k)
908 —
GS Mortgage Securities Trust 2014-GC26
0.91%, 11/10/2047
(j),(k)
1,412 —
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 375 366
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 350 298
JP Morgan Chase Commercial Mortgage Securities
Trust 2016-JP3
3.14%, 08/15/2049 500 456
JPMBB Commercial Mortgage Securities Trust
2014-C24
4.59%, 11/15/2047
(j)
500 410
ORL Trust 2023-GLKS
7.45%, 10/19/2036
(d)
600 601
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.35%
SMRT 2022-MINI
6.10%, 01/15/2039
(d)
600 595
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.00%
SREIT Trust 2021-MFP
5.94%, 11/15/2038
(d)
861 857
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
Wells Fargo Commercial Mortgage Trust
2014-LC18
3.15%, 12/15/2047 448 446
$ 9,218
Commercial Services - 0 .60%
DP World Ltd/United Arab Emirates
6.85%, 07/02/2037 100 114
Garda World Security Corp
6.00%, 06/01/2029
(d)
300 288
Prime Security Services Borrower LLC / Prime
Finance Inc
6.25%, 01/15/2028
(d)
62 62
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
United Rentals North America Inc
3.88%, 02/15/2031 $ 45 $ 42
4.88%, 01/15/2028 99 98
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(d)
395 393
Williams Scotsman Inc
4.63%, 08/15/2028
(d)
165 160
6.13%, 06/15/2025
(d)
52 52
ZipRecruiter Inc
5.00%, 01/15/2030
(d)
95 86
$ 1,295
Computers - 0 .36%
Hewlett Packard Enterprise Co
4.45%, 09/25/2026
(e)
170 170
4.55%, 10/15/2029 250 249
5.00%, 10/15/2034 185 183
5.60%, 10/15/2054 45 44
NCR Voyix Corp
5.13%, 04/15/2029
(d)
12 12
Seagate HDD Cayman
8.50%, 07/15/2031 5 6
9.63%, 12/01/2032 94 109
$ 773
Consumer Products - 0 .03%
Kronos Acquisition Holdings Inc
8.25%, 06/30/2031
(d)
60 60
Credit Card Asset Backed Securities - 4 .24%
American Express Credit Account Master Trust
0.90%, 11/15/2026 650 647
3.39%, 05/15/2027 925 918
3.75%, 08/15/2027 400 398
4.87%, 05/15/2028 200 202
BA Credit Card Trust
3.53%, 11/15/2027 700 695
Barclays Dryrock Issuance Trust
3.07%, 02/15/2028 1,385 1,373
Capital One Multi-Asset Execution Trust
2.80%, 03/15/2027 630 625
3.49%, 05/15/2027 1,076 1,069
Discover Card Execution Note Trust
1.96%, 02/15/2027 1,875 1,855
3.56%, 07/15/2027 1,120 1,112
4.31%, 03/15/2028 275 275
$ 9,169
Diversified Financial Services - 2 .76%
AerCap Holdings NV
5.88%, 10/10/2079
(h)
150 150
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.45%, 10/29/2026 560 538
3.00%, 10/29/2028 470 444
3.40%, 10/29/2033 150 133
6.95%, 03/10/2055
(h)
345 358
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
Air Lease Corp
1.88%, 08/15/2026 465 444
2.88%, 01/15/2026 220 215
Aircastle Ltd
5.95%, 02/15/2029
(d)
355 368
Aircastle Ltd / Aircastle Ireland DAC
5.75%, 10/01/2031
(d)
205 211
Ally Financial Inc
5.80%, 05/01/2025 210 211
Aviation Capital Group LLC
1.95%, 09/20/2026
(d)
650 616

Schedule of Investments
Core Plus Bond Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Credit Acceptance Corp
6.63%, 03/15/2026 $ 121 $ 121
9.25%, 12/15/2028
(d)
170 182
Freedom Mortgage Holdings LLC
9.13%, 05/15/2031
(d)
115 118
Global Aircraft Leasing Co Ltd
8.75%, 09/01/2027
(d)
280 284
ILFC E-Capital Trust II
6.81%, 12/21/2065
(d)
250 199
CME Term Secured Overnight Financing
Rate 3 Month + 2.06%
Macquarie Airfinance Holdings Ltd
8.13%, 03/30/2029
(d)
25 26
8.38%, 05/01/2028
(d)
70 73
Nuveen LLC
5.55%, 01/15/2030
(d)
375 393
OneMain Finance Corp
3.50%, 01/15/2027 315 301
4.00%, 09/15/2030 25 22
6.63%, 01/15/2028 7 7
7.13%, 11/15/2031 50 51
7.50%, 05/15/2031 70 72
SLM Corp
3.13%, 11/02/2026 450 433
$ 5,970
Electric - 3 .34%
Alliant Energy Finance LLC
5.40%, 06/06/2027
(d)
535 549
5.95%, 03/30/2029
(d)
95 100
Avangrid Inc
3.20%, 04/15/2025 490 485
CenterPoint Energy Inc
5.25%, 08/10/2026 350 356
Clearway Energy Operating LLC
3.75%, 02/15/2031
(d)
70 64
3.75%, 01/15/2032
(d)
70 63
4.75%, 03/15/2028
(d)
275 270
Commonwealth Edison Co
4.00%, 03/01/2049 180 150
DTE Energy Co
4.22%, 11/01/2024
(j)
250 250
Duke Energy Carolinas LLC
3.75%, 06/01/2045 150 124
Duke Energy Florida LLC
6.20%, 11/15/2053 85 98
Edison International
4.70%, 08/15/2025 138 138
Eversource Energy
5.45%, 03/01/2028 200 207
FirstEnergy Corp
2.25%, 09/01/2030 358 317
Indianapolis Power & Light Co
5.70%, 04/01/2054
(d)
180 192
Lightning Power LLC
7.25%, 08/15/2032
(d)
170 179
MidAmerican Energy Co
3.15%, 04/15/2050 150 110
Monongahela Power Co
3.55%, 05/15/2027
(d)
215 211
National Rural Utilities Cooperative Finance Corp
5.45%, 10/30/2025 45 46
NextEra Energy Capital Holdings Inc
3.50%, 04/01/2029 350 338
5.75%, 09/01/2025 165 167
6.05%, 03/01/2025 45 45
Northern States Power Co/WI
5.65%, 06/15/2054 80 87
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
NRG Energy Inc
3.63%, 02/15/2031
(d)
$ 115 $ 104
3.88%, 02/15/2032
(d)
10 9
Oncor Electric Delivery Co LLC
5.55%, 06/15/2054
(d)
90 96
Oryx Funding Ltd
5.80%, 02/03/2031 200 204
Pacific Gas and Electric Co
4.20%, 06/01/2041 185 156
5.55%, 05/15/2029 195 203
Perusahaan Perseroan Persero PT Perusahaan Listrik
Negara
3.88%, 07/17/2029
(d),(e)
200 193
Southern California Edison Co
3.65%, 02/01/2050 280 218
4.20%, 03/01/2029 125 125
5.45%, 06/01/2031 265 280
5.65%, 10/01/2028 150 158
Southern Co/The
5.70%, 03/15/2034 525 563
Southwestern Public Service Co
6.00%, 06/01/2054 100 109
Vistra Corp
7.00%, 12/15/2026
(d),(h),(i)
45 46
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(d)
115 111
WEC Energy Group Inc
5.00%, 09/27/2025 100 100
$ 7,221
Electrical Components & Equipment - 0 .05%
WESCO Distribution Inc
7.25%, 06/15/2028
(d)
113 116
Electronics - 0 .10%
EquipmentShare.com Inc
8.00%, 03/15/2033
(d)
55 56
8.63%, 05/15/2032
(d)
40 42
9.00%, 05/15/2028
(d)
105 110
$ 208
Engineering & Construction - 0 .35%
Aeropuertos Dominicanos Siglo XXI SA
7.00%, 06/30/2034
(d)
200 210
CIMIC Finance USA Pty Ltd
7.00%, 03/25/2034
(d)
94 101
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(d)
265 260
IHS Holding Ltd
5.63%, 11/29/2026
(d)
200 196
$ 767
Entertainment - 0 .91%
Caesars Entertainment Inc
4.63%, 10/15/2029
(d),(e)
515 490
6.50%, 02/15/2032
(d)
105 109
CCM Merger Inc
6.38%, 05/01/2026
(d)
410 409
Churchill Downs Inc
5.75%, 04/01/2030
(d)
165 165
Cinemark USA Inc
5.25%, 07/15/2028
(d),(e)
110 108
7.00%, 08/01/2032
(d)
35 37
Warnermedia Holdings Inc
3.76%, 03/15/2027 350 338
4.28%, 03/15/2032 130 115
5.05%, 03/15/2042 160 131

Schedule of Investments
Core Plus Bond Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
7.13%, 02/15/2031
(d)
$ 60 $ 65
$ 1,967
Environmental Control - 0 .16%
Madison IAQ LLC
4.13%, 06/30/2028
(d)
355 343
Food - 1 .14%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.50%, 03/15/2029
(d)
90 84
4.63%, 01/15/2027
(d)
205 199
B&G Foods Inc
5.25%, 09/15/2027
(e)
55 53
8.00%, 09/15/2028
(d)
120 125
Chobani LLC / Chobani Finance Corp Inc
7.63%, 07/01/2029
(d)
290 305
Fiesta Purchaser Inc
7.88%, 03/01/2031
(d)
25 26
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
4.38%, 02/02/2052 526 418
5.13%, 02/01/2028 735 745
7.25%, 11/15/2053
(d)
90 105
Pilgrim's Pride Corp
3.50%, 03/01/2032 35 31
4.25%, 04/15/2031 105 100
Post Holdings Inc
4.50%, 09/15/2031
(d)
110 103
5.50%, 12/15/2029
(d)
180 179
$ 2,473
Gas - 0 .25%
NiSource Inc
0.95%, 08/15/2025 400 387
5.25%, 03/30/2028 20 21
Southern California Gas Co
5.05%, 09/01/2034 125 129
$ 537
Healthcare - Products - 0 .01%
Medline Borrower LP
3.88%, 04/01/2029
(d)
35 33
Healthcare - Services - 1 .15%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(d)
90 86
Centene Corp
2.63%, 08/01/2031 350 300
3.38%, 02/15/2030 250 230
4.25%, 12/15/2027 120 118
CHS/Community Health Systems Inc
5.63%, 03/15/2027
(d)
190 187
HCA Inc
3.13%, 03/15/2027 350 340
3.50%, 07/15/2051 195 141
5.45%, 04/01/2031
(e)
90 94
5.45%, 09/15/2034 145 149
6.00%, 04/01/2054 62 66
Legacy LifePoint Health LLC
4.38%, 02/15/2027
(d)
110 108
Star Parent Inc
9.00%, 10/01/2030
(d)
10 11
Tenet Healthcare Corp
6.13%, 06/15/2030 95 97
6.75%, 05/15/2031 30 31
UnitedHealth Group Inc
4.75%, 05/15/2052 235 224
5.38%, 04/15/2054 60 62
5.63%, 07/15/2054 115 123
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
UnitedHealth Group Inc (continued)
5.75%, 07/15/2064 $ 115 $ 124
$ 2,491
Home Builders - 0 .28%
Adams Homes Inc
9.25%, 10/15/2028
(d)
85 91
Forestar Group Inc
3.85%, 05/15/2026
(d)
35 34
5.00%, 03/01/2028
(d)
495 482
$ 607
Home Equity Asset Backed Securities - 0 .02%
Saxon Asset Securities Trust 2004-1
2.09%, 03/25/2035 93 52
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.81%
Insurance - 1 .45%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(d)
110 104
American International Group Inc
5.13%, 03/27/2033 140 144
American National Group Inc
5.75%, 10/01/2029
(f)
145 146
Aon North America Inc
5.15%, 03/01/2029 400 413
5.75%, 03/01/2054 130 138
Arch Capital Finance LLC
4.01%, 12/15/2026 125 124
Arch Capital Group Ltd
3.64%, 06/30/2050 240 187
Arthur J Gallagher & Co
2.40%, 11/09/2031 325 278
6.50%, 02/15/2034 115 128
Athene Global Funding
4.86%, 08/27/2026
(d)
245 247
Athene Holding Ltd
6.25%, 04/01/2054 175 187
Corebridge Financial Inc
5.75%, 01/15/2034 240 253
F&G Global Funding
5.88%, 06/10/2027
(d)
220 225
GA Global Funding Trust
4.40%, 09/23/2027
(d)
275 274
Marsh & McLennan Cos Inc
6.25%, 11/01/2052 60 70
MetLife Inc
5.00%, 07/15/2052 50 49
5.30%, 12/15/2034 85 89
Teachers Insurance & Annuity Association of
America
4.27%, 05/15/2047
(d)
85 74
$ 3,130
Internet - 0 .30%
Alibaba Group Holding Ltd
2.13%, 02/09/2031
(e)
200 175
Cogent Communications Group Inc / Cogent
Communications Finance Inc
7.00%, 06/15/2027
(d)
60 61
Meta Platforms Inc
4.45%, 08/15/2052 160 148
5.40%, 08/15/2054 90 94
Netflix Inc
4.88%, 04/15/2028 45 46
5.88%, 11/15/2028 120 128
$ 652
Investment Companies - 0 .29%
Blackstone Private Credit Fund
4.70%, 03/24/2025 215 214

Schedule of Investments
Core Plus Bond Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Investment Companies (continued)
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(d)
$ 110 $ 107
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 120 105
5.25%, 05/15/2027 210 201
$ 627
Leisure Products & Services - 0 .33%
Carnival Holdings Bermuda Ltd
10.38%, 05/01/2028
(d)
165 178
NCL Corp Ltd
5.88%, 02/15/2027
(d)
40 40
NCL Finance Ltd
6.13%, 03/15/2028
(d),(e)
270 276
Royal Caribbean Cruises Ltd
5.38%, 07/15/2027
(d)
195 197
5.63%, 09/30/2031
(d)
25 25
$ 716
Lodging - 0 .12%
Sands China Ltd
3.80%, 01/08/2026 200 197
Station Casinos LLC
6.63%, 03/15/2032
(d)
60 61
$ 258
Machinery - Diversified - 0 .32%
Ingersoll Rand Inc
5.18%, 06/15/2029 260 269
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(d)
255 270
Westinghouse Air Brake Technologies Corp
3.20%, 06/15/2025 150 148
$ 687
Media - 0 .79%
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(d)
125 113
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.80%, 03/01/2050 185 141
6.10%, 06/01/2029 195 202
Comcast Corp
5.50%, 11/15/2032 400 428
5.65%, 06/01/2054 55 59
Directv Financing LLC
8.88%, 02/01/2030
(d)
10 10
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(d)
11 11
DISH DBS Corp
5.25%, 12/01/2026
(d)
16 15
DISH Network Corp
11.75%, 11/15/2027
(d)
201 211
McGraw-Hill Education Inc
7.38%, 09/01/2031
(d)
115 119
Paramount Global
4.20%, 05/19/2032 115 102
Sunrise HoldCo IV BV
5.50%, 01/15/2028
(d)
300 299
$ 1,710
Mining - 0 .48%
Glencore Funding LLC
5.37%, 04/04/2029
(d)
375 388
6.13%, 10/06/2028
(d)
200 212
Hudbay Minerals Inc
4.50%, 04/01/2026
(d)
145 143
6.13%, 04/01/2029
(d)
30 30
IAMGOLD Corp
5.75%, 10/15/2028
(d)
57 57
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
New Gold Inc
7.50%, 07/15/2027
(d)
$ 45 $ 46
Taseko Mines Ltd
8.25%, 05/01/2030
(d)
160 168
$ 1,044
Mortgage Backed Securities - 4 .50%
Fannie Mae REMICS
0.61%, 10/25/2040
(k)
2,324 246
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
0.61%, 12/25/2049
(k)
2,206 281
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
0.66%, 08/25/2049
(k)
2,082 259
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.71%, 02/25/2043
(k)
113 13
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
0.71%, 08/25/2043
(k)
377 47
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
0.76%, 12/25/2042
(k)
1,440 194
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
0.76%, 01/25/2048
(k)
539 80
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
0.81%, 03/25/2048
(k)
700 92
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
0.81%, 06/25/2048
(k)
765 112
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
3.00%, 04/25/2027
(k)
29 1
3.00%, 09/25/2050
(k)
818 134
3.50%, 11/25/2027
(k)
20 1
Freddie Mac REMICS
0.59%, 10/15/2046
(k)
936 134
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.76%, 06/25/2050
(k)
776 113
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
3.00%, 05/15/2027
(k)
18 —
3.00%, 10/15/2027
(k)
16 —
5.91%, 05/15/2049 800 789
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.56%
Ginnie Mae
0.15%, 01/20/2052
(k)
1,881 221
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.50%
0.42%, 05/20/2042
(k)
449 55
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.39%
0.84%, 12/16/2043
(k)
815 96
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
1.02%, 11/20/2041
(k)
127 18
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.02%, 06/20/2046
(k)
276 39
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.02%, 11/20/2046
(k)
710 103
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%

Schedule of Investments
Core Plus Bond Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae (continued)
1.06%, 12/20/2043
(k)
$ 138 $ 18
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.03%
1.12%, 10/20/2045
(k)
322 46
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.12%, 08/20/2047
(k)
784 114
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.12%, 11/20/2047
(k)
233 35
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.17%, 06/20/2045
(k)
403 60
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.14%
1.22%, 08/20/2050
(k)
841 134
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.22%, 09/20/2050
(k)
868 135
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.22%, 11/20/2050
(k)
585 94
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.22%, 08/20/2051
(k)
563 90
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.51%, 04/20/2041
(k)
490 72
(1.10) x CME Term Secured Overnight
Financing Rate 1 Month + 6.97%
1.57%, 02/20/2042
(k)
78 12
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.54%
2.50%, 12/20/2050
(k)
967 145
3.00%, 07/20/2050
(k)
217 31
3.00%, 11/20/2050
(k)
493 78
3.00%, 11/20/2050
(k)
780 125
3.00%, 11/20/2050
(k)
1,002 181
3.50%, 10/20/2049
(k)
350 63
JP Morgan Mortgage Trust 2024-1
6.00%, 06/25/2054
(d),(j)
961 967
JP Morgan Mortgage Trust 2024-2
6.00%, 08/25/2054
(d),(j)
1,304 1,313
JP Morgan Mortgage Trust Series 2024-4
6.00%, 10/25/2054
(d),(j)
843 849
Sequoia Mortgage Trust 2024-2
6.00%, 03/25/2054
(d),(j)
943 949
Sequoia Mortgage Trust 2024-3
6.00%, 04/25/2054
(d),(j)
1,182 1,191
$ 9,730
Oil & Gas - 2 .16%
Adnoc Murban Rsc Ltd
5.13%, 09/11/2054
(d)
200 197
Aethon United BR LP / Aethon United Finance Corp
7.50%, 10/01/2029
(d),(f)
175 177
8.25%, 02/15/2026
(d)
445 450
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(d)
260 260
Civitas Resources Inc
8.63%, 11/01/2030
(d)
100 106
Comstock Resources Inc
6.75%, 03/01/2029
(d)
100 97
Diamondback Energy Inc
5.75%, 04/18/2054 165 166
Ecopetrol SA
8.88%, 01/13/2033 170 182
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Marathon Oil Corp
6.60%, 10/01/2037 $ 105 $ 120
Matador Resources Co
6.25%, 04/15/2033
(d)
90 89
Occidental Petroleum Corp
5.20%, 08/01/2029 80 81
5.55%, 03/15/2026 330 334
5.88%, 09/01/2025 425 427
6.60%, 03/15/2046 245 264
Permian Resources Operating LLC
6.25%, 02/01/2033
(d)
40 41
8.00%, 04/15/2027
(d)
185 191
Petroleos Mexicanos
6.70%, 02/16/2032 287 257
Puma International Financing SA
7.75%, 04/25/2029
(d)
200 206
SM Energy Co
7.00%, 08/01/2032
(d)
35 35
Southwestern Energy Co
4.75%, 02/01/2032 120 115
Sunoco LP / Sunoco Finance Corp
4.50%, 04/30/2030 120 115
Tengizchevroil Finance Co International Ltd
2.63%, 08/15/2025
(d)
325 317
Transocean Inc
8.25%, 05/15/2029
(d)
190 188
8.50%, 05/15/2031
(d)
165 164
Vital Energy Inc
7.88%, 04/15/2032
(d),(e)
55 53
9.75%, 10/15/2030 45 48
$ 4,680
Oil & Gas Services - 0 .27%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(d)
370 372
Enerflex Ltd
9.00%, 10/15/2027
(d)
210 217
$ 589
Other Asset Backed Securities - 0 .59%
MMAF Equipment Finance LLC 2019-B
2.07%, 07/13/2026
(d)
299 296
MVW 2024-2 LLC
4.43%, 03/20/2042
(d)
325 324
Verizon Master Trust
1.53%, 07/20/2028 660 653
$ 1,273
Packaging & Containers - 0 .77%
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(d)
200 195
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(d)
70 71
6.88%, 01/15/2030
(d)
15 15
8.75%, 04/15/2030
(d)
150 152
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 77 81
LABL Inc
6.75%, 07/15/2026
(d)
200 200
Mauser Packaging Solutions Holding Co
7.88%, 04/15/2027
(d)
120 124
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030
(d)
425 439
Sonoco Products Co
4.60%, 09/01/2029 323 322
5.00%, 09/01/2034 72 71
$ 1,670

Schedule of Investments
Core Plus Bond Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals - 1 .05%
AbbVie Inc
4.05%, 11/21/2039 $ 350 $ 323
4.25%, 11/21/2049 125 112
4.95%, 03/15/2031 305 317
5.40%, 03/15/2054 105 111
AdaptHealth LLC
5.13%, 03/01/2030
(d),(e)
125 117
6.13%, 08/01/2028
(d),(e)
255 255
Bausch Health Cos Inc
5.50%, 11/01/2025
(d)
255 249
Bayer US Finance LLC
6.25%, 01/21/2029
(d)
200 212
Becton Dickinson & Co
4.69%, 02/13/2028 260 264
BellRing Brands Inc
7.00%, 03/15/2030
(d)
90 94
Endo Finance Holdings Inc
8.50%, 04/15/2031
(d)
55 59
Jazz Securities DAC
4.38%, 01/15/2029
(d)
95 92
Owens & Minor Inc
4.50%, 03/31/2029
(d),(e)
67 61
$ 2,266
Pipelines - 2 .48%
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.38%, 06/15/2029
(d)
60 59
5.75%, 03/01/2027
(d)
50 50
Cheniere Energy Inc
5.65%, 04/15/2034
(d)
75 78
Columbia Pipelines Holding Co LLC
6.04%, 08/15/2028
(d)
370 387
DT Midstream Inc
4.13%, 06/15/2029
(d)
490 469
Energy Transfer LP
3.75%, 05/15/2030 505 482
5.15%, 03/15/2045 500 466
5.25%, 07/01/2029 290 299
5.55%, 02/15/2028 352 364
6.05%, 09/01/2054 105 109
Enterprise Products Operating LLC
3.13%, 07/31/2029 150 143
EQM Midstream Partners LP
4.75%, 01/15/2031
(d)
50 48
6.00%, 07/01/2025
(d)
17 17
6.38%, 04/01/2029
(d)
50 52
7.50%, 06/01/2027
(d)
240 247
Hess Midstream Operations LP
4.25%, 02/15/2030
(d)
185 177
5.63%, 02/15/2026
(d)
325 325
Kinder Morgan Inc
5.00%, 02/01/2029 250 255
5.40%, 02/01/2034 240 246
NGL Energy Operating LLC / NGL Energy Finance
Corp
8.13%, 02/15/2029
(d)
315 323
NuStar Logistics LP
5.75%, 10/01/2025 110 110
ONEOK Inc
4.40%, 10/15/2029 80 80
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033
(d)
125 112
Venture Global LNG Inc
7.00%, 01/15/2030
(d)
25 25
8.38%, 06/01/2031
(d)
40 42
9.50%, 02/01/2029
(d)
205 231
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Williams Cos Inc/The
5.40%, 03/02/2026 $ 165 $ 167
$ 5,363
Private Equity - 0 .20%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(d)
90 87
3.75%, 09/15/2030
(d)
90 81
8.00%, 06/15/2027
(d)
250 265
$ 433
REITs - 0 .89%
American Homes 4 Rent LP
4.25%, 02/15/2028 215 213
5.50%, 07/15/2034 155 160
American Tower Corp
1.30%, 09/15/2025 185 179
Crown Castle Inc
5.80%, 03/01/2034 110 117
Iron Mountain Information Management Services
Inc
5.00%, 07/15/2032
(d)
120 116
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(d)
308 301
7.00%, 07/15/2031
(d)
20 21
Mid-America Apartments LP
2.88%, 09/15/2051 229 154
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(d)
215 209
7.00%, 02/01/2030
(d)
65 68
Simon Property Group LP
4.75%, 09/26/2034 115 114
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(d)
35 35
XHR LP
4.88%, 06/01/2029
(d)
205 196
6.38%, 08/15/2025
(d)
35 35
$ 1,918
Retail - 0 .57%
Bath & Body Works Inc
5.25%, 02/01/2028 470 470
6.63%, 10/01/2030
(d)
64 65
9.38%, 07/01/2025
(d)
11 11
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(d)
320 306
Patrick Industries Inc
4.75%, 05/01/2029
(d)
115 109
7.50%, 10/15/2027
(d)
180 180
Victra Holdings LLC / Victra Finance Corp
8.75%, 09/15/2029
(d)
85 89
$ 1,230
Semiconductors - 1 .39%
Broadcom Inc
3.14%, 11/15/2035
(d)
34 29
3.42%, 04/15/2033
(d)
872 792
4.15%, 02/15/2028
(f)
250 250
4.35%, 02/15/2030
(f)
165 165
4.55%, 02/15/2032
(f)
100 100
5.05%, 07/12/2029 110 113
5.15%, 11/15/2031 125 130
Marvell Technology Inc
2.95%, 04/15/2031 170 154
4.88%, 06/22/2028 215 217
5.95%, 09/15/2033 190 204
Micron Technology Inc
5.30%, 01/15/2031 355 369
6.75%, 11/01/2029 115 126

Schedule of Investments
Core Plus Bond Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
NXP BV / NXP Funding LLC
5.35%, 03/01/2026 $ 300 $ 303
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 60 59
$ 3,011
Software - 1 .07%
Cloud Software Group Inc
9.00%, 09/30/2029
(d)
150 153
Open Text Corp
3.88%, 12/01/2029
(d)
80 74
Oracle Corp
1.65%, 03/25/2026 120 115
2.50%, 04/01/2025 255 252
2.80%, 04/01/2027 240 232
3.95%, 03/25/2051 205 165
4.00%, 07/15/2046 95 79
6.15%, 11/09/2029 115 125
Take-Two Interactive Software Inc
3.55%, 04/14/2025 340 337
4.00%, 04/14/2032 145 139
4.95%, 03/28/2028 130 133
5.40%, 06/12/2029 100 104
VMware LLC
1.80%, 08/15/2028 440 400
$ 2,308
Sovereign - 0 .20%
Istanbul Metropolitan Municipality
10.50%, 12/06/2028
(d)
200 219
Serbia International Bond
6.00%, 06/12/2034
(d)
200 206
$ 425
Telecommunications - 1 .95%
AT&T Inc
1.65%, 02/01/2028 285 263
2.30%, 06/01/2027 155 148
2.55%, 12/01/2033 574 484
3.50%, 09/15/2053 834 613
Frontier Communications Holdings LLC
8.63%, 03/15/2031
(d)
55 59
Level 3 Financing Inc
10.50%, 05/15/2030
(d)
100 108
T-Mobile USA Inc
2.40%, 03/15/2029 340 313
2.55%, 02/15/2031 60 53
2.63%, 04/15/2026 200 195
3.50%, 04/15/2025 315 313
3.50%, 04/15/2031 760 715
4.85%, 01/15/2029 360 368
Verizon Communications Inc
2.55%, 03/21/2031 276 246
2.88%, 11/20/2050 190 129
Viavi Solutions Inc
3.75%, 10/01/2029
(d)
110 100
Windstream Escrow LLC / Windstream Escrow
Finance Corp
8.25%, 10/01/2031
(d),(f)
25 25
Zayo Group Holdings Inc
4.00%, 03/01/2027
(d)
95 85
$ 4,217
Transportation - 0 .15%
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053 60 56
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(g),(l)
121 1
GN Bondco LLC
9.50%, 10/15/2031
(d),(e)
5 5
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Norfolk Southern Corp
5.35%, 08/01/2054 $ 130 $ 133
RXO Inc
7.50%, 11/15/2027
(d)
135 139
$ 334
Trucking & Leasing - 0 .09%
Penske Truck Leasing Co Lp / PTL Finance Corp
5.75%, 05/24/2026
(d)
200 204
Water - 0 .24%
Aegea Finance Sarl
9.00%, 01/20/2031
(d)
200 216
Essential Utilities Inc
2.70%, 04/15/2030 115 105
4.80%, 08/15/2027 190 193
$ 514
TOTAL BONDS $ 147,549
SENIOR FLOATING RATE INTERESTS
- 1 .22%
Principal
Amount (000's) Value (000's)
Airlines - 0 .16%
AAdvantage Loyalty IP Ltd Term Loan
10.29%, 04/20/2028
(m)
$ 79 $ 81
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
United Airlines Inc Term Loan B
8.03%, 02/15/2031
(m)
40 40
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
WestJet Loyalty LP Term Loan B
9.08%, 01/31/2031
(m)
234 231
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
$ 352
Automobile Parts & Equipment - 0 .01%
Tenneco Inc Term Loan B
10.23%, 11/17/2028
(m)
20 19
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Building Materials - 0 .03%
MIWD Holdco II LLC Term Loan B2
8.35%, 03/21/2031
(m)
60 60
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Commercial Services - 0 .04%
Garda World Security Corp Term Loan B
4.10%, 02/01/2029
(m)
90 89
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Computers - 0 .11%
Virtusa Corp Term Loan B
8.50%, 02/15/2029
(m)
237 236
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Consumer Products - 0 .07%
Kronos Acquisition Holdings Inc Term Loan B
9.32%, 06/27/2031
(m)
150 140
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Entertainment - 0 .05%
Lions Gate Capital Holdings LLC Term Loan B
7.60%, 03/24/2025
(m)
108 108
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Environmental Control - 0 .01%
Madison IAQ LLC
7.88%, 06/21/2028
(m)
29 29
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%

Schedule of Investments
Core Plus Bond Account
September 30, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Food - 0 .04%
Fiesta Purchaser Inc Term Loan B
8.85%, 01/31/2031
(m)
$ 85 $ 85
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Healthcare - Products - 0 .07%
Medline Borrower LP Term Loan B
7.59%, 10/23/2028
(m)
158 158
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Lodging - 0 .08%
Fertitta Entertainment LLC/NV Term Loan B
8.53%, 01/27/2029
(m)
184 183
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Media - 0 .12%
CSC Holdings LLC Term Loan B5
7.71%, 04/15/2027
(m)
92 84
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Directv Financing LLC Tern Loan Extended
10.62%, 08/02/2029
(m)
179 176
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
$ 260
Mining - 0 .09%
Arsenal AIC Parent LLC Term Loan B
8.10%, 08/18/2030
(m)
189 188
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Pharmaceuticals - 0 .16%
Endo Finance Holdings Inc Term Loan B-Exit
9.78%, 04/09/2031
(m)
95 95
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Jazz Financing Lux Sarl Term Loan B2
7.10%, 05/05/2028
(m)
256 256
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 351
Retail - 0 .14%
Foundation Building Materials Inc Term Loan B2
9.25%, 01/24/2031
(m)
25 24
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
IRB Holding Corp Term Loan B
8.10%, 12/15/2027
(m)
283 282
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 306
Telecommunications - 0 .04%
Zayo Group Holdings Inc Term Loan B
0.00%, 03/09/2027
(m),(n)
90 82
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
TOTAL SENIOR FLOATING RATE INTERESTS $ 2,646
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 37 .94%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .82%
3.00%, 11/01/2042 $ 126 $ 117
3.00%, 11/01/2042 22 21
3.00%, 12/01/2046 46 42
3.50%, 10/01/2041 12 11
3.50%, 04/01/2042 43 41
3.50%, 04/01/2042 16 15
3.50%, 10/01/2045 322 307
3.50%, 03/01/2048 48 45
4.00%, 02/01/2045 5 5
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 02/01/2046 $ 28 $ 27
4.00%, 02/01/2046 91 90
4.00%, 06/01/2046 20 19
4.00%, 04/01/2047 93 91
4.00%, 11/01/2047 144 140
4.50%, 10/01/2041 12 12
4.50%, 12/01/2043 283 284
5.00%, 06/01/2031 24 25
5.00%, 10/01/2035 10 10
5.00%, 06/01/2041 379 391
6.00%, 06/01/2032 8 9
6.00%, 10/01/2032 4 4
6.00%, 01/01/2038 22 23
6.50%, 03/01/2029 1 1
6.50%, 05/01/2029 1 1
6.50%, 04/01/2031 1 1
6.50%, 02/01/2032 1 2
6.50%, 05/01/2032 1 1
7.00%, 12/01/2029 4 4
7.00%, 06/01/2030 1 2
7.00%, 01/01/2031 1 1
7.00%, 12/01/2031 10 10
7.50%, 03/01/2031 3 3
8.00%, 09/01/2030 21 21
$ 1,776
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 19 .41%
2.00%, 01/01/2051 958 815
2.00%, 02/01/2051 3,345 2,821
2.00%, 03/01/2051 1,224 1,041
2.00%, 11/01/2051 1,053 883
2.00%, 12/01/2051 462 393
2.00%, 12/01/2051 1,641 1,375
2.00%, 02/01/2052 592 492
2.00%, 05/01/2052 512 432
2.50%, 11/01/2050 318 279
2.50%, 02/01/2051 1,293 1,140
2.50%, 07/01/2051 961 840
2.50%, 09/01/2051 157 138
2.50%, 11/01/2051 573 502
2.50%, 12/01/2051 1,125 986
2.50%, 01/01/2052 619 546
2.50%, 02/01/2052 749 651
2.50%, 04/01/2052 1,373 1,198
3.00%, 03/01/2034 85 82
3.00%, 11/01/2050 370 339
3.00%, 03/01/2052 1,956 1,781
3.00%, 04/01/2052 1,179 1,075
3.00%, 06/01/2052 368 333
3.50%, 04/01/2030 83 82
3.50%, 08/01/2034 97 95
3.50%, 12/01/2040 23 22
3.50%, 12/01/2041 6 6
3.50%, 03/01/2042 12 12
3.50%, 04/01/2042 25 24
3.50%, 11/01/2042 344 330
3.50%, 07/01/2043 384 367
3.50%, 01/01/2044 108 104
3.50%, 11/01/2044 496 473
3.50%, 05/01/2046 10 9
3.50%, 10/01/2047 619 590
3.50%, 03/01/2048 396 375
3.50%, 06/01/2051 196 185
4.00%, 03/01/2034 143 143
4.00%, 09/01/2040 30 29
4.00%, 05/01/2041 63 62
4.00%, 10/01/2041 21 21
4.00%, 10/01/2041 8 8

Schedule of Investments
Core Plus Bond Account
September 30, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 11/01/2041 $ 14 $ 14
4.00%, 04/01/2042 10 10
4.00%, 02/01/2044 44 44
4.00%, 09/01/2044 8 7
4.00%, 09/01/2045 38 37
4.00%, 12/01/2045 181 177
4.00%, 01/01/2047 15 14
4.00%, 05/01/2048 26 26
4.00%, 10/01/2048 120 117
4.00%, 01/01/2049 57 55
4.00%, 03/01/2053 1,226 1,184
4.50%, 07/01/2025 1 1
4.50%, 08/01/2040 16 16
4.50%, 11/01/2040 266 269
4.50%, 08/01/2041 10 10
4.50%, 09/01/2041 121 122
4.50%, 12/01/2044 17 17
4.50%, 06/01/2046 10 10
4.50%, 05/01/2047 8 8
4.50%, 05/01/2047 15 15
4.50%, 05/01/2049 64 63
4.50%, 05/01/2053 549 543
4.50%, 10/01/2054
(o)
1,050 1,032
5.00%, 10/01/2041 60 61
5.00%, 06/01/2048 126 129
5.00%, 07/01/2052 441 446
5.00%, 09/01/2052 463 467
5.00%, 04/01/2053 636 643
5.00%, 06/01/2053 803 809
5.00%, 10/01/2054
(o)
2,450 2,448
5.50%, 07/01/2033 37 38
5.50%, 08/01/2036 208 214
5.50%, 05/01/2040 7 7
5.50%, 11/01/2053 663 678
5.50%, 11/01/2053 667 680
5.50%, 10/01/2054
(o)
4,200 4,249
6.00%, 05/01/2031 1 1
6.00%, 07/01/2035 54 56
6.00%, 02/01/2037 16 17
6.00%, 02/01/2038 19 20
6.00%, 01/01/2053 1,261 1,321
6.00%, 06/01/2054 342 354
6.00%, 10/01/2054
(o)
3,275 3,347
6.50%, 03/01/2032 1 1
6.50%, 07/01/2037 12 13
6.50%, 02/01/2038 15 16
6.50%, 09/01/2038 51 54
6.50%, 10/01/2054
(o)
1,000 1,031
$ 41,970
Government National Mortgage Association (GNMA) - 9 .15%
2.00%, 07/20/2051 1,250 1,060
2.50%, 06/20/2050 386 342
2.50%, 04/20/2051 486 429
2.50%, 09/20/2051 547 482
3.00%, 02/15/2043 133 124
3.00%, 07/20/2044 152 141
3.00%, 01/20/2046 97 90
3.00%, 07/20/2046 146 135
3.00%, 12/20/2046 423 391
3.00%, 09/20/2051 354 323
3.00%, 12/20/2051 195 178
3.50%, 04/20/2046 88 84
3.50%, 10/20/2046 99 94
3.50%, 07/20/2047 413 392
3.50%, 04/20/2052 967 908
4.00%, 02/15/2042 48 47
4.00%, 06/20/2046 14 14
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.00%, 01/20/2048 $ 579 $ 565
4.00%, 04/20/2052 423 409
4.50%, 09/15/2039 238 240
4.50%, 11/15/2040 40 40
4.50%, 09/20/2052 587 580
4.50%, 10/20/2054
(o)
1,950 1,925
5.00%, 10/15/2034 27 27
5.00%, 02/15/2042 34 35
5.00%, 02/20/2053 1,391 1,395
5.00%, 10/20/2054
(o)
3,100 3,105
5.50%, 12/20/2033 38 39
5.50%, 05/20/2035 4 4
5.50%, 12/20/2048 82 84
5.50%, 10/20/2054
(o)
3,950 3,988
6.00%, 01/20/2029 5 5
6.00%, 07/20/2029 1 1
6.00%, 12/15/2033 6 6
6.00%, 12/20/2036 24 26
6.00%, 10/20/2054
(o)
1,400 1,424
6.50%, 03/20/2028 1 1
6.50%, 05/20/2029 1 1
6.50%, 12/15/2032 156 163
6.50%, 10/20/2054
(o)
485 496
8.00%, 12/15/2030 2 2
$ 19,795
U.S. Treasury - 3 .19%
3.00%, 05/15/2045 1,140 948
3.00%, 11/15/2045
(p)
2,750 2,281
4.50%, 11/15/2033
(q)
2,000 2,112
4.75%, 02/15/2037 1,435 1,567
$ 6,908
U.S. Treasury Bill - 5 .37%
5.16%, 10/15/2024
(r)
365 364
5.20%, 11/29/2024
(r)
11,149 11,063
5.29%, 10/29/2024
(r)
175 175
$ 11,602
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 82,051
Total Investments $ 242,339
Other Assets and Liabilities -  (12.05)% (26,067)
TOTAL NET ASSETS - 100.00% $ 216,272
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,542 or
1.18% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $51,693 or 23.90% of net assets.
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,403 or 1.11% of net assets.
(f) Security purchased on a when-issued basis.
(g) Non-income producing security
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.

Schedule of Investments
Core Plus Bond Account
September 30, 2024 (unaudited)
See accompanying notes.

(j) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(k) Security is an Interest Only Strip.
(l) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(m) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(n) This Senior Floating Rate Note will settle after September 30, 2024, at which time the interest rate will be determined.
(o) Security was purchased in a "to-be-announced" ("TBA") transaction.
(p) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$1,438 or 0.66% of net assets.
(q) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $1,162 or 0.54% of net assets.
(r) Rate shown is the discount rate of the original purchase.
Affiliated Securities December 31, 2023 Purchases Sales September 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.91% $ 2,381 $ 91,178 $ 86,008 $ 7,551
$ 2,381 $ 91,178 $ 86,008 $ 7,551
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.91% $ 236 $ — $ — $ —
$ 236 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; December 2024 Long 119 $ 13,599 $ (13)
US 10 Year Ultra Note; December 2024 Long 27 3,194 9
US 2 Year Note; December 2024 Long 20 4,165 (5)
US 5 Year Note; December 2024 Long 225 24,724 48
US Long Bond; December 2024 Long 127 15,772 (14)
US Ultra Bond; December 2024 Long 22 2,928 (7)
Total $ 18
Amounts in thousands except contracts.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
September 30,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.HY.42 N/A (5.00)% Quarterly 06/20/2029 $ 4,600 $ (297) $ (56) $ (353)
Total $ (297) $ (56) $ (353)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
Diversified Balanced Account
September 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 15 .09%
International Equity Index Fund
(a)
3,864,767 $ 48,503
MidCap S&P 400 Index Fund
(a)
1,096,647 27,383
SmallCap S&P 600 Index Fund
(a)
973,273 27,485
$ 103,371
Principal Variable Contracts Funds, Inc.  Class 1 - 84 .94%
Bond Market Index Account
(a)
35,821,876 341,024
LargeCap S&P 500 Index Account
(a)
9,836,902 241,103
$ 582,127
TOTAL INVESTMENT COMPANIES $ 685,498
Total Investments $ 685,498
Other Assets and Liabilities -  (0.03)% (174)
TOTAL NET ASSETS - 100.00% $ 685,324
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2023 Purchases Sales September 30, 2024
Value Cost Proceeds Value
Bond Market Index Account $ 369,188 $ 34,898 $ 67,315 $ 341,024
International Equity Index Fund 52,209 2,306 12,045 48,503
LargeCap S&P 500 Index Account 257,173 22,747 70,595 241,103
MidCap S&P 400 Index Fund 29,344 1,849 7,409 27,383
SmallCap S&P 600 Index Fund 29,464 3,037 7,541 27,485
$ 737,378 $ 64,837 $ 164,905 $ 685,498
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 10,628 $ (2,034) $ — $ 6,287
International Equity Index Fund — 1,502 — 4,531
LargeCap S&P 500 Index Account 3,742 37,829 14,000 (6,051)
MidCap S&P 400 Index Fund — 1,907 — 1,692
SmallCap S&P 600 Index Fund — 1,355 — 1,170
$ 14,370 $ 40,559 $ 14,000 $ 7,629
Amounts in thousands.

Schedule of Investments
Diversified Balanced Adaptive Allocation Account
September 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .08 % Shares Held Value (000's)
Exchange-Traded Funds - 20 .10%
iShares Core S&P 500 ETF 86,799 $ 50,068
Money Market Funds - 0 .06%
Principal Government Money Market Fund - Class
R-6 4.91%
(a),(b)
154,916 155
Principal Funds, Inc. Class R-6 - 15 .08%
International Equity Index Fund
(a)
1,404,532 17,627
MidCap S&P 400 Index Fund
(a)
398,585 9,952
SmallCap S&P 600 Index Fund
(a)
353,744 9,990
$ 37,569
Principal Variable Contracts Funds, Inc.  Class 1 - 64 .84%
Bond Market Index Account
(a)
13,019,841 123,949
LargeCap S&P 500 Index Account
(a)
1,532,211 37,554
$ 161,503
TOTAL INVESTMENT COMPANIES $ 249,295
Total Investments $ 249,295
Other Assets and Liabilities -  (0.08)% (210)
TOTAL NET ASSETS - 100.00% $ 249,085
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2023 Purchases Sales September 30, 2024
Value Cost Proceeds Value
Bond Market Index Account $ 120,839 $ 14,126 $ 12,632 $ 123,949
International Equity Index Fund 17,088 1,145 2,706 17,627
LargeCap S&P 500 Index Account 36,077 4,200 7,292 37,554
MidCap S&P 400 Index Fund 9,605 768 1,667 9,952
Principal Government Money Market Fund - Class R-6 4.91% 44 48,552 48,441 155
SmallCap S&P 600 Index Fund 9,644 1,128 1,691 9,990
$ 193,297 $ 69,919 $ 74,429 $ 199,227
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 3,813 $ 12 $ — $ 1,604
International Equity Index Fund — (1) — 2,101
LargeCap S&P 500 Index Account 575 542 2,153 4,027
MidCap S&P 400 Index Fund — (6) — 1,252
Principal Government Money Market Fund - Class R-6 4.91% 124 — — —
SmallCap S&P 600 Index Fund — (5) — 914
$ 4,512 $ 542 $ 2,153 $ 9,898
Amounts in thousands.

Schedule of Investments
Diversified Balanced Strategic Allocation Account
September 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 15 .09%
International Equity Index Fund
(a)
708,266 $ 8,889
MidCap S&P 400 Index Fund
(a)
200,981 5,018
SmallCap S&P 600 Index Fund
(a)
178,373 5,037
$ 18,944
Principal Variable Contracts Funds, Inc.  Class 1 - 84 .94%
Bond Market Index Account
(a)
6,565,015 62,499
LargeCap S&P 500 Managed Volatility Index
Account
(a)
2,612,823 44,157
$ 106,656
TOTAL INVESTMENT COMPANIES $ 125,600
Total Investments $ 125,600
Other Assets and Liabilities -  (0.03)% (39)
TOTAL NET ASSETS - 100.00% $ 125,561
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2023 Purchases Sales September 30, 2024
Value Cost Proceeds Value
Bond Market Index Account $ 67,169 $ 6,363 $ 11,793 $ 62,499
International Equity Index Fund 9,499 474 2,177 8,889
LargeCap S&P 500 Managed Volatility Index Account 46,799 6,188 12,004 44,157
MidCap S&P 400 Index Fund 5,339 349 1,321 5,018
SmallCap S&P 600 Index Fund 5,360 559 1,339 5,037
$ 134,166 $ 13,933 $ 28,634 $ 125,600
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 1,932 $ (585) $ — $ 1,345
International Equity Index Fund — 143 — 950
LargeCap S&P 500 Managed Volatility Index Account 702 3,697 4,298 (523)
MidCap S&P 400 Index Fund — 94 — 557
SmallCap S&P 600 Index Fund — 69 — 388
$ 2,634 $ 3,418 $ 4,298 $ 2,717
Amounts in thousands.

Schedule of Investments
Diversified Growth Account
September 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20 .09%
International Equity Index Fund
(a)
21,864,866 $ 274,404
MidCap S&P 400 Index Fund
(a)
5,428,770 135,556
SmallCap S&P 600 Index Fund
(a)
4,818,076 136,063
$ 546,023
Principal Variable Contracts Funds, Inc.  Class 1 - 79 .94%
Bond Market Index Account
(a)
99,305,432 945,388
LargeCap S&P 500 Index Account
(a)
50,087,822 1,227,652
$ 2,173,040
TOTAL INVESTMENT COMPANIES $ 2,719,063
Total Investments $ 2,719,063
Other Assets and Liabilities -  (0.03)% (695)
TOTAL NET ASSETS - 100.00% $ 2,718,368
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2023 Purchases Sales September 30, 2024
Value Cost Proceeds Value
Bond Market Index Account $ 1,079,047 $ 119,132 $ 265,615 $ 945,388
International Equity Index Fund 311,430 13,691 85,848 274,404
LargeCap S&P 500 Index Account 1,380,614 113,279 437,728 1,227,652
MidCap S&P 400 Index Fund 153,158 10,489 46,476 135,556
SmallCap S&P 600 Index Fund 153,786 17,721 48,157 136,063
$ 3,078,035 $ 274,312 $ 883,824 $ 2,719,063
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 29,532 $ (6,539) $ — $ 19,363
International Equity Index Fund — 4,172 — 30,959
LargeCap S&P 500 Index Account 19,093 209,603 71,427 (38,116)
MidCap S&P 400 Index Fund — 10,835 — 7,550
SmallCap S&P 600 Index Fund — 6,464 — 6,249
$ 48,625 $ 224,535 $ 71,427 $ 26,005
Amounts in thousands.

Schedule of Investments
Diversified Growth Adaptive Allocation Account
September 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .15 % Shares Held Value (000's)
Exchange-Traded Funds - 20 .13%
iShares Core S&P 500 ETF 558,892 $ 322,380
Money Market Funds - 0 .07%
Principal Government Money Market Fund - Class
R-6 4.91%
(a),(b)
1,062,140 1,062
Principal Funds, Inc. Class R-6 - 20 .09%
International Equity Index Fund
(a)
12,877,339 161,611
MidCap S&P 400 Index Fund
(a)
3,197,607 79,844
SmallCap S&P 600 Index Fund
(a)
2,837,921 80,143
$ 321,598
Principal Variable Contracts Funds, Inc.  Class 1 - 59 .86%
Bond Market Index Account
(a)
58,491,197 556,836
LargeCap S&P 500 Index Account
(a)
16,389,414 401,705
$ 958,541
TOTAL INVESTMENT COMPANIES $ 1,603,581
Total Investments $ 1,603,581
Other Assets and Liabilities -  (0.15)% (2,378)
TOTAL NET ASSETS - 100.00% $ 1,601,203
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2023 Purchases Sales September 30, 2024
Value Cost Proceeds Value
Bond Market Index Account $ 504,962 $ 79,437 $ 35,057 $ 556,836
International Equity Index Fund 145,735 12,971 15,857 161,611
LargeCap S&P 500 Index Account 358,959 49,991 53,454 401,705
MidCap S&P 400 Index Fund 71,676 7,551 9,093 79,844
Principal Government Money Market Fund - Class R-6 4.91% 482 384,417 383,837 1,062
SmallCap S&P 600 Index Fund 71,966 10,705 9,814 80,143
$ 1,153,780 $ 545,072 $ 507,112 $ 1,281,201
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 17,134 $ 2 $ — $ 7,492
International Equity Index Fund — (9) — 18,771
LargeCap S&P 500 Index Account 6,158 773 23,037 45,436
MidCap S&P 400 Index Fund — 34 — 9,676
Principal Government Money Market Fund - Class R-6 4.91% 1,009 — — —
SmallCap S&P 600 Index Fund — 52 — 7,234
$ 24,301 $ 852 $ 23,037 $ 88,609
Amounts in thousands.

Schedule of Investments
Diversified Growth Strategic Allocation Account
September 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20 .09%
International Equity Index Fund
(a)
2,159,103 $ 27,097
MidCap S&P 400 Index Fund
(a)
536,142 13,388
SmallCap S&P 600 Index Fund
(a)
475,829 13,437
$ 53,922
Principal Variable Contracts Funds, Inc.  Class 1 - 79 .94%
Bond Market Index Account
(a)
9,807,241 93,365
LargeCap S&P 500 Managed Volatility Index
Account
(a)
7,169,007 121,156
$ 214,521
TOTAL INVESTMENT COMPANIES $ 268,443
Total Investments $ 268,443
Other Assets and Liabilities -  (0.03)% (75)
TOTAL NET ASSETS - 100.00% $ 268,368
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2023 Purchases Sales September 30, 2024
Value Cost Proceeds Value
Bond Market Index Account $ 102,893 $ 14,024 $ 24,728 $ 93,365
International Equity Index Fund 29,696 2,203 8,187 27,097
LargeCap S&P 500 Managed Volatility Index Account 131,674 20,208 39,781 121,156
MidCap S&P 400 Index Fund 14,604 1,388 4,380 13,388
SmallCap S&P 600 Index Fund 14,663 2,059 4,516 13,437
$ 293,530 $ 39,882 $ 81,592 $ 268,443
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 2,880 $ (875) $ — $ 2,051
International Equity Index Fund — 329 — 3,056
LargeCap S&P 500 Managed Volatility Index Account 1,921 11,009 11,767 (1,954)
MidCap S&P 400 Index Fund — 340 — 1,436
SmallCap S&P 600 Index Fund — 247 — 984
$ 4,801 $ 11,050 $ 11,767 $ 5,573
Amounts in thousands.

Schedule of Investments
Diversified Income Account
September 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 10 .07%
International Equity Index Fund
(a)
758,819 $ 9,523
MidCap S&P 400 Index Fund
(a)
282,609 7,057
SmallCap S&P 600 Index Fund
(a)
250,819 7,083
$ 23,663
Principal Variable Contracts Funds, Inc.  Class 1 - 89 .96%
Bond Market Index Account
(a)
16,001,093 152,331
LargeCap S&P 500 Index Account
(a)
2,414,323 59,175
$ 211,506
TOTAL INVESTMENT COMPANIES $ 235,169
Total Investments $ 235,169
Other Assets and Liabilities -  (0.03)% (68)
TOTAL NET ASSETS - 100.00% $ 235,101
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2023 Purchases Sales September 30, 2024
Value Cost Proceeds Value
Bond Market Index Account $ 160,802 $ 24,453 $ 34,779 $ 152,331
International Equity Index Fund 9,995 1,206 2,849 9,523
LargeCap S&P 500 Index Account 61,545 10,377 20,325 59,175
MidCap S&P 400 Index Fund 7,374 983 2,214 7,057
SmallCap S&P 600 Index Fund 7,403 1,238 2,208 7,083
$ 247,119 $ 38,257 $ 62,375 $ 235,169
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 4,758 $ (932) $ — $ 2,787
International Equity Index Fund — 231 — 940
LargeCap S&P 500 Index Account 921 5,894 3,445 1,684
MidCap S&P 400 Index Fund — 311 — 603
SmallCap S&P 600 Index Fund — 125 — 525
$ 5,679 $ 5,629 $ 3,445 $ 6,539
Amounts in thousands.

Schedule of Investments
Diversified International Account
September 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.99% Shares Held Value (000's)
Money Market Funds - 0.99%
BlackRock Liquidity FedFund - Institutional Class
4.83%
(a),(b)
1,027,620 $ 1,027
Principal Government Money Market Fund - Class
R-6 4.91%
(a),(c)
1,687,734 1,688
$ 2,715
TOTAL INVESTMENT COMPANIES $ 2,715
COMMON STOCKS - 99.02% Shares Held Value (000's)
Aerospace & Defense - 3.07%
Airbus SE 20,889 $ 3,057
BAE Systems PLC 267,446 4,440
Thales SA 6,064 964
$ 8,461
Apparel - 2.06%
Hermes International SCA 739 1,820
LVMH Moet Hennessy Louis Vuitton SE 1,753 1,344
PRADA SpA 75,400 577
Samsonite International SA
(d)
710,100 1,922
$ 5,663
Automobile Manufacturers - 1.90%
Daimler Truck Holding AG 39,515 1,484
Toyota Motor Corp 207,700 3,733
$ 5,217
Automobile Parts & Equipment - 1.31%
Bridgestone Corp 17,800 687
Toyota Industries Corp 37,500 2,908
$ 3,595
Banks - 12.94%
AIB Group PLC 466,603 2,673
Banco do Brasil SA 227,500 1,139
Bank Negara Indonesia Persero Tbk PT 3,523,600 1,244
Bank of Ireland Group PLC 142,700 1,594
Bank Rakyat Indonesia Persero Tbk PT 7,730,008 2,528
Credicorp Ltd 5,160 934
DBS Group Holdings Ltd 103,900 3,077
Erste Group Bank AG 24,609 1,349
FinecoBank Banca Fineco SpA 63,637 1,092
Grupo Financiero Banorte SAB de CV 132,559 943
ICICI Bank Ltd ADR 92,633 2,765
Kotak Mahindra Bank Ltd 125,776 2,780
National Bank of Greece SA 269,737 2,306
NatWest Group PLC 529,472 2,451
Nordea Bank Abp 107,701 1,271
Piraeus Financial Holdings SA 213,534 909
PT Bank Central Asia Tbk 1,598,000 1,090
Societe Generale SA 53,291 1,328
Swedbank AB 46,525 987
UniCredit SpA 71,766 3,151
$ 35,611
Beverages - 0.82%
Arca Continental SAB de CV 69,900 653
Kweichow Moutai Co Ltd 6,498 1,594
$ 2,247
Biotechnology - 0.39%
Argenx SE
(e)
1,991 1,076
Building Materials - 1.74%
CRH PLC 52,242 4,781
Chemicals - 0.49%
Shin-Etsu Chemical Co Ltd 32,100 1,341
Coal - 1.51%
Teck Resources Ltd 79,700 4,163
Commercial Services - 1.12%
Localiza Rent a Car SA 208,634 1,580
TOPPAN Holdings Inc 50,700 1,509
$ 3,089
Cosmetics & Personal Care - 3.06%
L'Oreal SA 6,197 2,780
Unilever PLC 86,890 5,633
$ 8,413
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 1.07%
ITOCHU Corp 24,700 $ 1,331
Rexel SA 55,329 1,604
$ 2,935
Diversified Financial Services - 1.03%
Brookfield Asset Management Ltd 20,267 958
London Stock Exchange Group PLC 13,762 1,884
$ 2,842
Electric - 1.08%
Iberdrola SA 191,707 2,964
Electrical Components & Equipment - 1.31%
Schneider Electric SE 13,660 3,601
Electronics - 1.07%
Halma PLC 25,690 898
Hoya Corp 14,796 2,050
$ 2,948
Engineering & Construction - 0.54%
Kajima Corp 79,100 1,483
Entertainment - 1.06%
Entain PLC 65,942 674
Universal Music Group NV 86,144 2,253
$ 2,927
Food - 0.53%
Danone SA 20,084 1,463
Food Service - 0.50%
Compass Group PLC 43,051 1,380
Healthcare - Products - 0.91%
Alcon Inc 13,535 1,354
Smith & Nephew PLC 74,399 1,155
$ 2,509
Healthcare - Services - 0.61%
ICON PLC
(e)
5,810 1,669
Home Builders - 1.57%
Taylor Wimpey PLC 842,029 1,852
Vistry Group PLC
(e)
141,676 2,478
$ 4,330
Home Furnishings - 0.30%
Howden Joinery Group PLC 67,854 825
Insurance - 8.70%
AIA Group Ltd 948,600 8,284
ASR Nederland NV 23,336 1,144
AXA SA 93,812 3,612
Fairfax Financial Holdings Ltd 1,900 2,399
Hannover Rueck SE 9,724 2,776
MS&AD Insurance Group Holdings Inc 59,100 1,389
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
3,853 2,123
Sompo Holdings Inc 63,000 1,420
Tryg A/S 32,991 782
$ 23,929
Internet - 5.60%
Alibaba Group Holding Ltd 214,500 2,851
JD.com Inc 100,300 2,012
MercadoLibre Inc
(e)
720 1,477
Tencent Holdings Ltd 163,100 9,069
$ 15,409
Investment Companies - 0.42%
EXOR NV 10,736 1,151
Machinery - Construction & Mining - 1.50%
Mitsubishi Electric Corp 154,200 2,501
Weir Group PLC/The 55,890 1,624
$ 4,125
Machinery - Diversified - 2.66%
Atlas Copco AB - A Shares 192,680 3,734
Keyence Corp 5,700 2,732
THK Co Ltd 48,600 860
$ 7,326

Schedule of Investments
Diversified International Account
September 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 0.50%
Liberty Media Corp-Liberty Formula One - C
Shares
(e)
17,885 $ 1,385
Mining - 0.57%
Sandfire Resources Ltd
(e)
212,338 1,572
Oil & Gas - 4.34%
Canadian Natural Resources Ltd 49,800 1,654
Noble Corp PLC 46,944 1,697
Shell PLC 138,754 4,501
Suncor Energy Inc 72,100 2,661
Tourmaline Oil Corp 30,700 1,426
$ 11,939
Oil & Gas Services - 0.55%
Schlumberger NV 36,334 1,524
Pharmaceuticals - 9.08%
AstraZeneca PLC 51,998 8,101
Merck KGaA 4,294 758
Novo Nordisk A/S 44,482 5,276
Roche Holding AG 8,679 2,777
Sanofi SA 70,227 8,086
$ 24,998
Private Equity - 4.27%
3i Group PLC 149,284 6,613
Brookfield Corp 75,869 4,030
Intermediate Capital Group PLC 36,984 1,104
$ 11,747
Retail - 4.69%
Alimentation Couche-Tard Inc 50,746 2,805
Dollarama Inc 24,700 2,530
Industria de Diseno Textil SA 30,441 1,803
MatsukiyoCocokara & Co
(f)
60,000 989
Wal-Mart de Mexico SAB de CV 560,622 1,692
Yum China Holdings Inc 68,303 3,075
$ 12,894
Semiconductors - 9.30%
ASM International NV 1,295 854
ASML Holding NV 7,227 6,012
Renesas Electronics Corp 142,900 2,074
Samsung Electronics Co Ltd 126,370 5,906
Socionext Inc 83,000 1,651
Taiwan Semiconductor Manufacturing Co Ltd 301,140 9,081
$ 25,578
Software - 0.72%
Dassault Systemes SE 26,905 1,069
Nemetschek SE 8,729 907
$ 1,976
Telecommunications - 1.68%
Deutsche Telekom AG 157,275 4,619
Toys, Games & Hobbies - 1.38%
Nintendo Co Ltd 71,200 3,806
Transportation - 1.07%
Canadian Pacific Kansas City Ltd 34,300 2,934
TOTAL COMMON STOCKS $ 272,445
Total Investments $ 275,160
Other Assets and Liabilities -  (0.01)% (25)
TOTAL NET ASSETS - 100.00% $ 275,135
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,027 or
0.37% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,922 or 0.70% of net assets.
(e) Non-income producing security
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $979 or 0.36% of net assets.
Affiliated Securities December 31, 2023 Purchases Sales September 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.91% $ 1,831 $ 30,843 $ 30,986 $ 1,688
$ 1,831 $ 30,843 $ 30,986 $ 1,688
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.91% $ 56 $ — $ — $ —
$ 56 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Diversified International Account
September 30, 2024 (unaudited)
See accompanying notes.

(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Account
September 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .89 % Shares Held Value (000's)
Money Market Funds - 1 .89%
BlackRock Liquidity FedFund - Institutional Class
4.83%
(a),(b)
194 $ —
Principal Government Money Market Fund - Class
R-6 4.91%
(a),(c)
13,776,768 13,777
$ 13,777
TOTAL INVESTMENT COMPANIES $ 13,777
COMMON STOCKS - 97 .93 % Shares Held Value (000's)
Advertising - 1 .41%
Omnicom Group Inc 99,598 $ 10,297
Apparel - 0 .21%
NIKE Inc 16,954 1,499
Automobile Manufacturers - 4 .38%
Cummins Inc 47,449 15,363
PACCAR Inc 167,945 16,573
$ 31,936
Banks - 11 .13%
Bank of America Corp 395,994 15,713
Citigroup Inc 109,102 6,830
JPMorgan Chase & Co 92,286 19,459
Morgan Stanley 193,304 20,150
PNC Financial Services Group Inc/The 103,241 19,084
$ 81,236
Beverages - 1 .85%
Coca-Cola Co/The 188,036 13,512
Biotechnology - 1 .76%
Corteva Inc 218,776 12,862
Building Materials - 3 .84%
Carrier Global Corp 109,839 8,841
Trane Technologies PLC 49,282 19,157
$ 27,998
Chemicals - 1 .46%
Air Products and Chemicals Inc 35,904 10,690
Computers - 1 .91%
Apple Inc 59,972 13,974
Cosmetics & Personal Care - 1 .87%
Procter & Gamble Co/The 78,993 13,682
Diversified Financial Services - 2 .78%
BlackRock Funding Inc/DE 17,009 16,150
Nasdaq Inc 56,849 4,151
$ 20,301
Electric - 4 .94%
NextEra Energy Inc 172,564 14,587
Sempra 62,920 5,262
WEC Energy Group Inc 84,343 8,112
Xcel Energy Inc 124,431 8,125
$ 36,086
Food - 1 .10%
Hershey Co/The 41,690 7,995
Healthcare - Products - 4 .64%
Abbott Laboratories 129,932 14,814
Medtronic PLC 79,563 7,163
STERIS PLC 48,887 11,857
$ 33,834
Healthcare - Services - 1 .31%
UnitedHealth Group Inc 16,319 9,541
Home Builders - 2 .37%
DR Horton Inc 90,854 17,332
Insurance - 4 .11%
Chubb Ltd 65,135 18,784
Fidelity National Financial Inc 180,210 11,184
$ 29,968
Iron & Steel - 0 .94%
Reliance Inc 23,782 6,878
Lodging - 2 .31%
Hilton Worldwide Holdings Inc 73,256 16,886
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 2 .23%
Deere & Co 39,090 $ 16,313
Media - 1 .20%
Comcast Corp - Class A 210,493 8,792
Miscellaneous Manufacturers - 3 .18%
Parker-Hannifin Corp 36,680 23,175
Oil & Gas - 4 .69%
Chevron Corp 44,083 6,492
EOG Resources Inc 103,172 12,683
Marathon Petroleum Corp 92,636 15,091
$ 34,266
Oil & Gas Services - 0 .47%
Halliburton Co 117,632 3,417
Pharmaceuticals - 9 .03%
Becton Dickinson & Co 59,112 14,252
Eli Lilly & Co 2,194 1,944
Merck & Co Inc 138,445 15,722
Novartis AG ADR 136,880 15,744
Pfizer Inc 181,241 5,245
Roche Holding AG ADR 325,517 13,004
$ 65,911
Pipelines - 1 .72%
Enterprise Products Partners LP 431,185 12,552
Private Equity - 2 .93%
KKR & Co Inc 163,963 21,410
REITs - 3 .71%
Alexandria Real Estate Equities Inc 99,266 11,788
Equity LifeStyle Properties Inc 51,588 3,680
Prologis Inc 52,628 6,646
Realty Income Corp 78,123 4,955
$ 27,069
Retail - 3 .92%
Costco Wholesale Corp 22,940 20,337
Starbucks Corp 77,071 7,514
Target Corp 4,674 728
$ 28,579
Semiconductors - 3 .54%
Broadcom Inc 20,940 3,612
Microchip Technology Inc 94,365 7,577
Taiwan Semiconductor Manufacturing Co Ltd ADR 84,228 14,628
$ 25,817
Software - 3 .94%
Fidelity National Information Services Inc 50,565 4,235
Microsoft Corp 28,356 12,202
Salesforce Inc 9,924 2,716
SAP SE ADR 42,068 9,638
$ 28,791
Telecommunications - 1 .88%
T-Mobile US Inc 66,448 13,712
Transportation - 1 .17%
Expeditors International of Washington Inc 64,844 8,521
TOTAL COMMON STOCKS $ 714,832
Total Investments $ 728,609
Other Assets and Liabilities -  0.18% 1,278
TOTAL NET ASSETS - 100.00% $ 729,887
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or 0.00%
of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Equity Income Account
September 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales September 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.91% $ 13,239 $ 123,887 $ 123,349 $ 13,777
$ 13,239 $ 123,887 $ 123,349 $ 13,777
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.91% $ 505 $ — $ — $ —
$ 505 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Global Emerging Markets Account
September 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .89 % Shares Held Value (000's)
Money Market Funds - 3 .89%
BlackRock Liquidity FedFund - Institutional Class
4.83%
(a),(b)
308,935 $ 309
Principal Government Money Market Fund - Class
R-6 4.91%
(a),(c)
2,510,889 2,511
$ 2,820
TOTAL INVESTMENT COMPANIES $ 2,820
COMMON STOCKS - 95 .75 % Shares Held Value (000's)
Aerospace & Defense - 1 .18%
Korea Aerospace Industries Ltd 14,159 $ 565
LIG Nex1 Co Ltd 1,806 292
$ 857
Automobile Manufacturers - 2 .67%
BYD Co Ltd 26,500 946
Kia Corp 5,560 423
Maruti Suzuki India Ltd 3,606 569
$ 1,938
Automobile Parts & Equipment - 0 .64%
Fuyao Glass Industry Group Co Ltd
(d)
30,800 207
Weichai Power Co Ltd 142,000 260
$ 467
Banks - 11 .06%
Bank Rakyat Indonesia Persero Tbk PT 2,022,576 662
Grupo Financiero Banorte SAB de CV 60,900 433
HDFC Bank Ltd 60,318 1,242
ICICI Bank Ltd 113,708 1,726
Kotak Mahindra Bank Ltd 52,613 1,163
National Bank of Greece SA 146,253 1,250
PT Bank Central Asia Tbk 656,000 447
Saudi National Bank/The 89,202 819
Vietnam Technological & Commercial Joint Stock
Bank
285,600 281
$ 8,023
Beverages - 2 .02%
Arca Continental SAB de CV 27,000 252
Ichitan Group PCL 1,138,100 576
Varun Beverages Ltd 87,965 637
$ 1,465
Building Materials - 2 .78%
Cemex SAB de CV 903,614 553
Voltas Ltd 66,553 1,465
$ 2,018
Chemicals - 0 .22%
Orbia Advance Corp SAB de CV 154,900 157
Commercial Services - 1 .49%
Humansoft Holding Co KSC 23,410 209
JSW Infrastructure Ltd 97,280 400
Localiza Rent a Car SA 3,192 24
New Oriental Education & Technology Group Inc 33,900 259
Santos Brasil Participacoes SA 70,510 191
$ 1,083
Computers - 1 .08%
Elm Co 549 170
Globant SA
(e)
1,321 262
Quanta Computer Inc 42,000 350
$ 782
Distribution & Wholesale - 0 .33%
AKR Corporindo Tbk PT 2,332,400 239
Diversified Financial Services - 3 .29%
Bajaj Finance Ltd 5,575 512
Bajaj Housing Finance Ltd
(e)
3,518 6
Banco BTG Pactual SA 52,312 322
Fubon Financial Holding Co Ltd 204,617 583
Intercorp Financial Services Inc 10,070 263
KB Financial Group Inc 11,390 703
$ 2,389
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric - 0 .90%
Adani Energy Solutions Ltd
(e)
23,787 $ 286
China Longyuan Power Group Corp Ltd 174,000 156
Emirates Central Cooling Systems Corp 440,128 207
$ 649
Electrical Components & Equipment - 1 .15%
Delta Electronics Inc 70,000 835
Electronics - 2 .15%
Advanced Energy Solution Holding Co Ltd 8,000 125
Avalon Technologies Ltd
(d),(e)
36,154 251
E Ink Holdings Inc 73,000 677
Lotes Co Ltd 4,233 185
Voltronic Power Technology Corp 5,000 319
$ 1,557
Engineering & Construction - 1 .42%
Cury Construtora e Incorporadora SA 79,300 327
L&T Technology Services Ltd
(d)
5,046 322
Samsung E&A Co Ltd
(e)
22,559 379
$ 1,028
Food - 2 .85%
Bid Corp Ltd
(f)
11,389 292
Indofood Sukses Makmur Tbk PT 341,800 159
LT Foods Ltd 127,169 605
Nestle India Ltd 11,075 355
SM Investments Corp 12,585 215
Want Want China Holdings Ltd 280,000 192
WH Group Ltd
(d)
317,500 250
$ 2,068
Forest Products & Paper - 0 .63%
Suzano SA 45,600 455
Gas - 1 .16%
ENN Natural Gas Co Ltd 58,093 170
Indraprastha Gas Ltd 100,418 669
$ 839
Healthcare - Products - 0 .62%
Pegavision Corp 21,000 297
Universal Vision Biotechnology Co Ltd 19,000 155
$ 452
Healthcare - Services - 0 .58%
Bangkok Dusit Medical Services PCL 305,000 288
Hygeia Healthcare Holdings Co Ltd
(d),(e)
42,800 129
$ 417
Home Furnishings - 0 .84%
Anker Innovations Technology Co Ltd 28,598 341
Gree Electric Appliances Inc of Zhuhai 39,200 266
$ 607
Insurance - 3 .74%
AIA Group Ltd 145,800 1,273
China Pacific Insurance Group Co Ltd 158,000 560
Max Financial Services Ltd
(e)
21,147 300
PICC Property & Casualty Co Ltd 142,000 210
Qualitas Controladora SAB de CV 47,400 371
$ 2,714
Internet - 17 .83%
Alibaba Group Holding Ltd 191,292 2,542
IndiaMart InterMesh Ltd
(d)
6,203 218
JD.com Inc 111,500 2,237
Meituan
(d),(e)
54,720 1,162
MercadoLibre Inc
(e)
140 287
Naspers Ltd 3,642 883
PDD Holdings Inc ADR
(e)
4,388 592
Tencent Holdings Ltd 78,900 4,387
Tencent Music Entertainment Group ADR 16,384 198
Trip.com Group Ltd ADR
(e)
7,169 426
$ 12,932
Iron & Steel - 0 .28%
Severstal PAO
(e)
9,865 —
Ternium SA ADR 5,569 206
$ 206

Schedule of Investments
Global Emerging Markets Account
September 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services - 2 .13%
Bajaj Auto Ltd 9,369 $ 1,379
Yadea Group Holdings Ltd
(d)
92,000 163
$ 1,542
Machinery - Diversified - 0 .87%
WEG SA 62,500 627
Metal Fabrication & Hardware - 0 .32%
APL Apollo Tubes Ltd 12,347 233
Mining - 1 .83%
Aluminum Corp of China Ltd 344,000 270
Capstone Copper Corp
(e)
34,900 273
Impala Platinum Holdings Ltd
(e)
54,617 306
Ivanhoe Mines Ltd
(e)
11,000 163
Polyus PJSC
(e)
108 —
Shandong Gold Mining Co Ltd
(d)
142,000 317
$ 1,329
Miscellaneous Manufacturers - 1 .12%
Escorts Kubota Ltd 12,274 625
Zhuzhou CRRC Times Electric Co Ltd 48,100 188
$ 813
Oil & Gas - 2 .21%
Geopark Ltd 22,939 181
PRIO SA/Brazil 24,600 196
Reliance Industries Ltd 21,942 772
Saudi Arabian Oil Co
(d)
30,552 221
Thai Oil PCL 147,500 235
$ 1,605
Pharmaceuticals - 1 .02%
Caplin Point Laboratories Ltd 12,186 276
Richter Gedeon Nyrt 10,089 311
Simcere Pharmaceutical Group Ltd
(d)
171,000 150
$ 737
Real Estate - 0 .81%
China Overseas Land & Investment Ltd 95,500 191
China Resources Land Ltd 70,000 252
Sun Hung Kai Properties Ltd 13,500 146
$ 589
Retail - 2 .32%
El Puerto de Liverpool SAB de CV 35,711 214
Jumbo SA 8,418 241
Mavi Giyim Sanayi Ve Ticaret AS
(d)
185,268 488
Wal-Mart de Mexico SAB de CV 143,300 432
Yum China Holdings Inc 6,550 305
$ 1,680
Semiconductors - 18 .42%
Alchip Technologies Ltd 3,000 187
ASML Holding NV - NY Reg Shares 385 321
ASMPT Ltd 16,100 196
ASPEED Technology Inc 3,000 406
Hana Materials Inc 4,593 112
MediaTek Inc 23,000 848
Samsung Electronics Co Ltd 56,678 2,649
SK Hynix Inc 6,832 914
Taiwan Semiconductor Manufacturing Co Ltd 256,164 7,724
$ 13,357
Shipbuilding - 0 .41%
Yangzijiang Shipbuilding Holdings Ltd 154,600 295
Software - 0 .94%
NetEase Inc 36,300 678
Telecommunications - 1 .21%
Accton Technology Corp 15,000 251
Xiaomi Corp
(d),(e)
223,400 629
$ 880
Textiles - 0 .22%
SLC Agricola SA 48,356 162
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 0 .51%
Blue Dart Express Ltd 2,213 $ 217
Tsakos Energy Navigation Ltd 5,939 149
$ 366
Water - 0 .50%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP
21,900 363
TOTAL COMMON STOCKS $ 69,433
PREFERRED STOCKS - 1 .37 % Shares Held Value (000's)
Automobile Manufacturers - 0 .73%
Hyundai Motor Co 16,666.67% 3,957 $ 532
Diversified Financial Services - 0 .02%
Fubon Financial Holding Co Ltd 1.80% 6,701 11
Oil & Gas - 0 .62%
Petroleo Brasileiro SA 2.11% 68,200 452
TOTAL PREFERRED STOCKS $ 995
Total Investments $ 73,248
Other Assets and Liabilities -  (1.01)% (731)
TOTAL NET ASSETS - 100.00% $ 72,517
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $309 or
0.43% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,507 or 6.22% of net assets.
(e) Non-income producing security
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $289 or 0.40% of net assets.

Schedule of Investments
Global Emerging Markets Account
September 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales September 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.91% $ 1,063 $ 16,545 $ 15,097 $ 2,511
$ 1,063 $ 16,545 $ 15,097 $ 2,511
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.91% $ 39 $ — $ — $ —
$ 39 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Account
September 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .59 % Shares Held Value (000's)
Money Market Funds - 0 .59%
Principal Government Money Market Fund - Class
R-6 4.91%
(a),(b)
699,080 $ 699
TOTAL INVESTMENT COMPANIES $ 699
BONDS - 35 .12%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 12 .63%
Ally Auto Receivables Trust 2023-1
5.76%, 11/15/2026 $ 424 $ 425
Americredit Automobile Receivables Trust 2023-1
5.84%, 10/19/2026 153 153
AmeriCredit Automobile Receivables Trust 2023-2
6.19%, 04/19/2027 526 529
AmeriCredit Automobile Receivables Trust 2024-1
5.75%, 02/18/2028 535 538
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 1,200 1,208
BofA Auto Trust 2024-1
5.57%, 12/15/2026
(c)
815 819
Carmax Auto Owner Trust 2024-3
5.21%, 09/15/2027 900 906
Chase Auto Owner Trust 2024-1
5.48%, 04/26/2027
(c)
771 774
Drive Auto Receivables Trust 2024-1
5.83%, 12/15/2026 264 265
GM Financial Automobile Leasing Trust 2023-3
5.80%, 01/20/2026 480 480
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.45%
GM Financial Automobile Leasing Trust 2024-1
5.18%, 06/22/2026 771 773
GM Financial Automobile Leasing Trust 2024-3
0.00%, 01/20/2027
(d),(e)
1,145 1,145
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.47%
Mercedes-Benz Auto Lease Trust 2024-A
5.44%, 02/16/2027 850 857
Santander Drive Auto Receivables Trust 2022-7
5.75%, 04/15/2027 486 486
Santander Drive Auto Receivables Trust 2024-1
5.71%, 02/16/2027 272 273
Santander Drive Auto Receivables Trust 2024-2
5.80%, 09/15/2027 607 610
Santander Drive Auto Receivables Trust 2024-3
5.91%, 06/15/2027 1,069 1,074
Santander Drive Auto Receivables Trust 2024-4
5.41%, 07/15/2027 800 802
SBNA Auto Lease Trust 2024-B
5.67%, 11/20/2026
(c)
1,065 1,071
SBNA Auto Receivables Trust 2024-A
5.70%, 03/15/2027
(c)
646 648
Tesla Electric Vehicle Trust 2023-1
5.54%, 12/21/2026
(c)
678 680
Toyota Auto Receivables 2023-C Owner Trust
5.60%, 08/17/2026 545 546
$ 15,062
Credit Card Asset Backed Securities - 6 .37%
American Express Credit Account Master Trust
0.90%, 11/15/2026 1,200 1,194
3.39%, 05/15/2027 1,075 1,067
Barclays Dryrock Issuance Trust
3.07%, 02/15/2028 960 952
Capital One Multi-Asset Execution Trust
1.04%, 11/15/2026 1,500 1,493
2.80%, 03/15/2027 1,250 1,239
3.49%, 05/15/2027 1,142 1,134
Discover Card Execution Note Trust
1.96%, 02/15/2027 525 520
$ 7,599
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities - 14 .20%
EverBank Mortgage Loan Trust 18-1
3.50%, 02/25/2048
(c),(f)
$ 91 $ 83
Fannie Mae Grantor Trust 2005-T1
5.32%, 05/25/2035 98 89
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.46%
Fannie Mae Interest Strip
3.50%, 12/25/2043
(f),(g)
501 69
Fannie Mae REMICS
0.61%, 10/25/2049
(g)
2,056 298
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
0.61%, 05/25/2050
(g)
2,325 303
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
0.66%, 08/25/2049
(g)
3,227 402
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.66%, 09/25/2049
(g)
906 125
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.66%, 11/25/2049
(g)
1,548 203
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.68%, 06/25/2050
(g)
1,362 187
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.96%
0.76%, 09/25/2047
(g)
2,938 394
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
0.92%, 06/25/2045
(g)
992 57
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.00%
1.31%, 12/25/2042
(g)
1,128 172
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.59%
3.00%, 10/25/2040
(g)
192 4
3.00%, 04/25/2042 71 70
3.00%, 05/25/2048 73 65
3.00%, 01/25/2051
(g)
1,689 286
7.00%, 04/25/2032 36 38
Freddie Mac REMICS
0.66%, 09/25/2049
(g)
2,807 372
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.66%, 10/25/2049
(g)
2,416 304
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.66%, 11/25/2049
(g)
991 137
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.80%, 05/15/2038
(g)
799 34
1.00 x 12 Month Treasury Average Index +
0.00%
1.50%, 04/15/2028 165 159
3.00%, 04/15/2046 88 82
Ginnie Mae
1.02%, 06/20/2046
(g)
276 39
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.02%, 08/20/2047
(g)
1,832 261
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.06%, 12/20/2043
(g)
621 81
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.03%

Schedule of Investments
Government & High Quality Bond Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae (continued)
1.12%, 10/20/2045
(g)
$ 752 $ 106
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.12%, 11/20/2047
(g)
550 83
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.22%, 08/20/2050
(g)
1,962 314
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.22%, 11/20/2050
(g)
1,205 193
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.22%, 07/20/2051
(g)
1,308 204
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.22%, 08/20/2051
(g)
1,552 248
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
3.00%, 07/20/2050
(g)
969 140
3.00%, 11/20/2050
(g)
1,748 278
3.00%, 11/20/2050
(g)
2,768 443
3.00%, 12/20/2050
(g)
1,107 177
3.50%, 10/20/2049
(g)
1,623 293
4.00%, 02/20/2044
(g)
501 24
4.00%, 04/20/2044
(g)
379 24
4.00%, 01/20/2046
(g)
208 10
J.P. Morgan Mortgage Trust 2023-8
6.00%, 02/25/2054
(c),(f)
1,701 1,717
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(c),(f)
103 96
JP Morgan Mortgage Trust 2017-3
3.77%, 08/25/2047
(c),(f)
444 416
JP Morgan Mortgage Trust 2023-10
6.00%, 05/25/2054
(c),(f)
1,562 1,566
JP Morgan Mortgage Trust 2024-1
6.00%, 06/25/2054
(c),(f)
961 967
New Residential Mortgage Loan Trust 2014-1
5.00%, 01/25/2054
(c),(f)
721 720
New Residential Mortgage Loan Trust 2015-2
5.34%, 08/25/2055
(c),(f)
575 568
Sequoia Mortgage Trust 2013-2
3.64%, 02/25/2043
(f)
88 86
Sequoia Mortgage Trust 2017-3
3.76%, 04/25/2047
(c),(f)
353 332
Sequoia Mortgage Trust 2023-4
6.00%, 11/25/2053
(c),(f)
1,491 1,501
Sequoia Mortgage Trust 2024-1
6.00%, 01/25/2054
(c),(f)
1,056 1,063
Sequoia Mortgage Trust 2024-5
6.00%, 06/25/2054
(c),(f)
1,036 1,045
$ 16,928
Other Asset Backed Securities - 1 .92%
MMAF Equipment Finance LLC 2019-B
2.07%, 07/13/2026
(c)
478 474
Verizon Master Trust
1.53%, 07/20/2028 1,225 1,213
4.89%, 04/13/2028 600 600
$ 2,287
TOTAL BONDS $ 41,876
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 87 .44%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 3 .75%
3.00%, 03/01/2037 $ 128 $ 122
3.00%, 05/01/2043 302 280
3.00%, 10/01/2046 359 332
3.50%, 02/01/2032 299 294
3.50%, 07/01/2042 758 726
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 02/01/2044 $ 284 $ 271
4.00%, 07/01/2042 356 353
4.00%, 01/01/2043 340 335
4.00%, 06/01/2043 369 363
4.00%, 10/01/2045 459 455
4.50%, 11/01/2043 338 343
5.00%, 10/01/2025 7 7
5.00%, 02/01/2033 40 41
5.00%, 06/01/2033 66 67
5.00%, 01/01/2034 142 146
5.00%, 07/01/2035 7 7
5.00%, 07/01/2035 3 3
5.00%, 07/01/2035 34 35
5.00%, 10/01/2035 12 13
5.50%, 03/01/2033 34 35
5.50%, 04/01/2038 2 2
5.50%, 05/01/2038 10 10
6.00%, 05/01/2031 4 4
6.00%, 12/01/2031 4 4
6.00%, 11/01/2033 17 17
6.00%, 09/01/2034 16 17
6.00%, 02/01/2035 8 8
6.00%, 10/01/2036 16 17
6.00%, 03/01/2037 19 20
6.00%, 01/01/2038 30 32
6.00%, 04/01/2038 15 16
6.50%, 01/01/2028 1 1
6.50%, 10/01/2028 3 3
6.50%, 11/01/2028 1 1
6.50%, 12/01/2028 2 2
6.50%, 03/01/2029 1 1
6.50%, 07/01/2031 12 13
6.50%, 08/01/2031 2 2
6.50%, 10/01/2031 5 5
6.50%, 10/01/2031 2 3
6.50%, 12/01/2031 4 4
6.50%, 02/01/2032 4 5
6.50%, 05/01/2032 10 11
7.00%, 09/01/2027 1 1
7.00%, 01/01/2028 4 4
7.00%, 04/01/2028 3 4
7.00%, 10/01/2031 2 2
7.00%, 10/01/2031 4 4
7.00%, 04/01/2032 16 17
7.35%, 09/01/2032 3 3
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.23%
7.50%, 10/01/2030 2 2
7.50%, 02/01/2031 2 2
8.00%, 10/01/2030 3 4
8.50%, 07/01/2029 9 9
$ 4,478
Federal National Mortgage Association (FNMA) - 0 .41%
3.00%, 04/01/2043 379 349
5.50%, 05/01/2033 6 6
5.94%, 12/01/2033 17 17
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.69%
6.00%, 05/01/2037 97 100
6.02%, 12/01/2032 6 6
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.64%
6.50%, 08/01/2025 1 1
6.50%, 11/01/2032 8 8
7.00%, 08/01/2028 3 4
7.00%, 12/01/2028 4 4
$ 495

Schedule of Investments
Government & High Quality Bond Account
September 30, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 55 .13%
2.00%, 10/01/2050 $ 729 $ 611
2.00%, 03/01/2051 1,702 1,435
2.00%, 11/01/2051 1,628 1,370
2.00%, 11/01/2051 1,265 1,049
2.00%, 12/01/2051 2,463 2,072
2.00%, 12/01/2051 2,503 2,106
2.00%, 01/01/2052 2,041 1,720
2.00%, 01/01/2052 1,690 1,416
2.00%, 02/01/2052 1,935 1,625
2.50%, 02/01/2051 2,402 2,118
2.50%, 07/01/2051 3,104 2,715
2.50%, 12/01/2051 2,080 1,840
2.50%, 04/01/2052 4,500 3,978
3.00%, 08/01/2031 409 398
3.00%, 12/01/2034 337 326
3.00%, 10/01/2036 245 232
3.00%, 10/01/2042 669 620
3.00%, 10/01/2046 455 419
3.00%, 11/01/2046 858 787
3.00%, 01/01/2050 851 777
3.00%, 07/01/2050 799 728
3.00%, 08/01/2050 613 559
3.00%, 09/01/2050 1,020 932
3.00%, 03/01/2052 530 482
3.00%, 06/01/2052 1,773 1,608
3.50%, 08/01/2031 231 228
3.50%, 06/01/2039 176 170
3.50%, 11/01/2042 510 488
3.50%, 02/01/2043 227 218
3.50%, 03/01/2045 239 229
3.50%, 09/01/2045 344 328
3.50%, 11/01/2048 987 943
3.50%, 08/01/2050 841 799
3.50%, 06/01/2052 907 849
4.00%, 01/01/2034 163 163
4.00%, 10/01/2037 237 235
4.00%, 02/01/2041 514 506
4.00%, 02/01/2042 323 319
4.00%, 10/01/2043 109 108
4.00%, 08/01/2044 228 226
4.00%, 10/01/2044 640 635
4.00%, 11/01/2044 225 223
4.00%, 08/01/2045 320 317
4.00%, 08/01/2046 569 558
4.00%, 07/01/2047 456 449
4.00%, 07/01/2052 372 358
4.50%, 08/01/2039 612 619
4.50%, 10/01/2043 383 383
4.50%, 09/01/2045 259 262
4.50%, 10/01/2045 379 384
4.50%, 11/01/2045 595 601
4.50%, 08/01/2052 866 857
5.00%, 05/01/2033 399 405
5.00%, 04/01/2035 40 41
5.00%, 04/01/2035 38 39
5.00%, 07/01/2035 2 2
5.00%, 02/01/2038 172 177
5.00%, 02/01/2040 497 517
5.00%, 07/01/2041 360 371
5.00%, 09/01/2052 800 808
5.00%, 04/01/2053 1,818 1,838
5.00%, 10/01/2054
(h)
3,890 3,887
5.50%, 06/01/2033 22 22
5.50%, 03/01/2038 38 39
5.50%, 11/01/2053 947 968
5.50%, 11/01/2053 1,143 1,166
5.50%, 10/01/2054
(h)
4,655 4,709
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.00%, 11/01/2028 $ 6 $ 7
6.00%, 12/01/2031 2 2
6.00%, 01/01/2033 18 19
6.00%, 07/01/2037 44 46
6.00%, 11/01/2037 3 3
6.00%, 12/01/2037 1 1
6.00%, 03/01/2038 29 31
6.00%, 06/01/2054 636 657
6.00%, 10/01/2054
(h)
4,380 4,476
6.50%, 03/01/2029 2 2
6.50%, 06/01/2031 7 7
6.50%, 01/01/2032 2 3
6.50%, 08/01/2032 3 4
6.50%, 02/01/2033 5 5
6.50%, 12/01/2036 9 9
6.50%, 07/01/2037 9 10
6.50%, 02/01/2038 12 13
6.50%, 10/01/2054
(h)
2,000 2,063
7.00%, 10/01/2029 3 3
7.00%, 05/01/2031 2 2
7.00%, 11/01/2031 4 4
$ 65,734
Government National Mortgage Association (GNMA) - 24 .61%
2.00%, 01/20/2051 1,379 1,170
2.00%, 02/20/2051 1,001 849
2.50%, 06/20/2050 2,351 2,080
3.00%, 11/15/2042 273 255
3.00%, 12/15/2042 610 570
3.00%, 02/15/2043 654 611
3.00%, 05/15/2043 770 720
3.00%, 02/20/2047 369 341
3.00%, 08/20/2047 218 202
3.50%, 01/15/2043 481 464
3.50%, 05/15/2043 496 478
3.50%, 06/20/2043 305 289
3.50%, 04/20/2045 226 214
3.50%, 06/20/2046 40 38
3.50%, 02/20/2047 401 382
3.50%, 11/20/2047 271 264
4.00%, 08/15/2041 270 267
4.00%, 07/20/2047 283 284
4.00%, 01/20/2048 979 955
4.00%, 04/20/2052 795 769
4.50%, 07/15/2040 149 151
4.50%, 08/20/2048 913 913
4.50%, 10/20/2054
(h)
4,965 4,902
5.00%, 09/15/2033 2 2
5.00%, 09/15/2039 13 13
5.00%, 12/20/2052 2,339 2,345
5.00%, 10/20/2054
(h)
3,175 3,180
5.50%, 11/15/2033 16 17
5.50%, 05/20/2035 41 43
5.50%, 10/20/2054
(h)
4,765 4,812
6.00%, 04/20/2026 1 1
6.00%, 06/20/2028 4 4
6.00%, 07/20/2028 1 1
6.00%, 02/20/2029 2 2
6.00%, 03/20/2029 3 4
6.00%, 07/20/2029 4 4
6.00%, 07/20/2033 39 40
6.00%, 10/20/2054
(h)
1,590 1,618
6.50%, 03/20/2031 3 3
6.50%, 04/20/2031 3 3
7.00%, 01/15/2028 1 1
7.00%, 03/15/2028 27 28
7.00%, 01/15/2029 6 6
7.00%, 03/15/2029 2 2

Schedule of Investments
Government & High Quality Bond Account
September 30, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
7.00%, 05/15/2031 $ 2 $ 2
7.00%, 09/15/2031 13 14
7.00%, 06/15/2032 27 28
$ 29,341
U.S. Treasury Bill - 3 .54%
5.20%, 11/29/2024
(i)
4,250 4,217
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 104,265
Total Investments $ 146,840
Other Assets and Liabilities -  (23.15)% (27,599)
TOTAL NET ASSETS - 100.00% $ 119,241
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $14,540 or 12.19% of net assets.
(d) Security purchased on a when-issued basis.
(e) Non-income producing security
(f) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(g) Security is an Interest Only Strip.
(h) Security was purchased in a "to-be-announced" ("TBA") transaction.
(i) Rate shown is the discount rate of the original purchase.
Affiliated Securities December 31, 2023 Purchases Sales September 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.91% $ 1,693 $ 36,404 $ 37,398 $ 699
$ 1,693 $ 36,404 $ 37,398 $ 699
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.91% $ 117 $ — $ — $ —
$ 117 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; December 2024 Long 29 $ 3,314 $ (14)
US 2 Year Note; December 2024 Short 21 4,373 (9)
US 5 Year Note; December 2024 Short 41 4,505 (4)
US Long Bond; December 2024 Long 39 4,843 (20)
Total $ (47)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Growth Account I
September 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.16% Shares Held Value (000's)
Exchange-Traded Funds - 0.20%
iShares Russell 1000 Growth ETF 3,400 $ 1,276
Money Market Funds - 1.96%
BlackRock Liquidity FedFund - Institutional Class
4.83%
(a),(b)
12,792 13
Principal Government Money Market Fund - Class
R-6 4.91%
(a),(c)
12,556,205 12,556
$ 12,569
TOTAL INVESTMENT COMPANIES $ 13,845
CONVERTIBLE PREFERRED STOCKS
- 0.07% Shares Held Value (000's)
Automobile Manufacturers - 0.03%
Waymo LLC Series A-2 0.00%
(d),(e),(f)
2,489 $ 200
Chemicals - 0.01%
Sila Nano Series F 0.00%
(d),(e),(f)
4,929 96
Software - 0.03%
Nuro - Series C 0.00%
(d),(e),(f)
17,442 71
Rappi Inc - Series E 0.00%
(d),(e),(f)
5,133 117
$ 188
TOTAL CONVERTIBLE PREFERRED STOCKS $ 484
COMMON STOCKS - 97.68% Shares Held Value (000's)
Advertising - 0.02%
Trade Desk Inc/The
(d)
1,137 $ 125
Aerospace & Defense - 2.03%
Boeing Co/The
(d)
8,836 1,344
General Electric Co 602 114
HEICO Corp 112 29
HEICO Corp - Class A 207 42
Howmet Aerospace Inc 24,767 2,483
Loar Holdings Inc
(d),(g)
23 2
Lockheed Martin Corp 175 102
Spirit AeroSystems Holdings Inc
(d)
35 1
TransDigm Group Inc 6,242 8,908
$ 13,025
Airlines - 0.00%
American Airlines Group Inc
(d)
117 1
Apparel - 0.04%
Crocs Inc
(d)
28 4
Deckers Outdoor Corp
(d)
390 62
NIKE Inc 1,914 170
Skechers USA Inc
(d)
32 2
$ 238
Automobile Manufacturers - 0.29%
Tesla Inc
(d)
7,182 1,879
Automobile Parts & Equipment - 0.08%
Aurora Innovation Inc
(d)
88,737 525
Banks - 0.04%
Goldman Sachs Group Inc/The 219 109
Morgan Stanley 186 19
NU Holdings Ltd/Cayman Islands
(d)
8,233 112
Popular Inc 17 2
$ 242
Beverages - 0.15%
Boston Beer Co Inc/The
(d)
5 1
Celsius Holdings Inc
(d)
479 15
Coca-Cola Co/The 5,755 414
Monster Beverage Corp
(d)
1,484 77
PepsiCo Inc 2,809 478
$ 985
Biotechnology - 0.53%
Alnylam Pharmaceuticals Inc
(d)
287 79
Amgen Inc 1,080 348
Apellis Pharmaceuticals Inc
(d)
286 8
Argenx SE ADR
(d)
3,255 1,764
Exelixis Inc
(d)
608 16
Incyte Corp
(d)
28 2
Intra-Cellular Therapies Inc
(d)
264 19
Ionis Pharmaceuticals Inc
(d)
369 15
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Legend Biotech Corp ADR
(d)
19,245 $ 938
Regeneron Pharmaceuticals Inc
(d)
22 23
Sarepta Therapeutics Inc
(d)
231 29
Ultragenyx Pharmaceutical Inc
(d)
240 13
Vertex Pharmaceuticals Inc
(d)
333 155
Viking Therapeutics Inc
(d)
271 17
$ 3,426
Building Materials - 0.73%
AAON Inc 185 20
Armstrong World Industries Inc 33 4
AZEK Co Inc/The
(d)
276 13
Builders FirstSource Inc
(d)
26 5
Eagle Materials Inc 66 19
Lennox International Inc 82 50
Louisiana-Pacific Corp 122 13
Martin Marietta Materials Inc 12 6
Simpson Manufacturing Co Inc 9 2
Trane Technologies PLC 11,647 4,527
Trex Co Inc
(d)
278 19
Vulcan Materials Co 86 22
$ 4,700
Chemicals - 0.06%
Celanese Corp 78 10
Chemours Co/The 31 1
Ecolab Inc 560 143
RPM International Inc 79 9
Sherwin-Williams Co/The 552 211
$ 374
Commercial Services - 3.57%
Affirm Holdings Inc
(d)
5,816 238
Automatic Data Processing Inc 983 272
Avis Budget Group Inc 16 1
Block Inc
(d)
602 41
Booz Allen Hamilton Holding Corp 327 53
Bright Horizons Family Solutions Inc
(d)
17 2
Cintas Corp 43,688 8,995
Corpay Inc
(d)
177 55
Equifax Inc 7,142 2,099
Grand Canyon Education Inc
(d)
24 3
H&R Block Inc 68 4
Moody's Corp 406 193
Morningstar Inc 68 22
Paylocity Holding Corp
(d)
110 18
Quanta Services Inc 113 34
Rollins Inc 718 36
S&P Global Inc 20,528 10,605
Shift4 Payments Inc
(d)
164 15
Toast Inc
(d)
1,129 32
TransUnion 27 3
U-Haul Holding Co 114 8
U-Haul Holding Co
(d)
11 1
United Rentals Inc 41 33
Valvoline Inc
(d)
332 14
Verisk Analytics Inc 365 98
WEX Inc
(d)
10 2
WillScot Holdings Corp
(d)
142 5
$ 22,882
Computers - 5.76%
Apple Inc 156,076 36,366
Crowdstrike Holdings Inc
(d)
586 164
Dell Technologies Inc 107 13
EPAM Systems Inc
(d)
9 2
Fortinet Inc
(d)
1,326 103
Gartner Inc
(d)
193 98
Globant SA
(d)
86 17
HP Inc 602 21
KBR Inc 29 2
NetApp Inc 235 29
Pure Storage Inc
(d)
691 35

Schedule of Investments
LargeCap Growth Account I
September 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Super Micro Computer Inc
(d)
126 $ 52
Zscaler Inc
(d)
233 40
$ 36,942
Consumer Products - 0.02%
Avery Dennison Corp 82 18
Clorox Co/The 317 52
Kimberly-Clark Corp 355 50
$ 120
Cosmetics & Personal Care - 0.06%
Colgate-Palmolive Co 1,150 119
elf Beauty Inc
(d)
143 16
Estee Lauder Cos Inc/The 211 21
Procter & Gamble Co/The 1,355 235
$ 391
Distribution & Wholesale - 0.06%
Copart Inc
(d)
2,091 110
Core & Main Inc
(d)
326 14
Fastenal Co 1,242 89
Pool Corp 94 35
SiteOne Landscape Supply Inc
(d)
45 7
WW Grainger Inc 98 102
$ 357
Diversified Financial Services - 5.29%
Ally Financial Inc 91 3
American Express Co 545 148
Ameriprise Financial Inc 235 110
Apollo Global Management Inc 1,004 125
Ares Management Corp 473 74
Blue Owl Capital Inc 1,264 25
Charles Schwab Corp/The 31,378 2,034
Coinbase Global Inc
(d)
424 76
Credit Acceptance Corp
(d)
14 6
Houlihan Lokey Inc 11 2
Jefferies Financial Group Inc 130 8
Lazard Inc 281 14
LPL Financial Holdings Inc 190 44
Mastercard Inc 44,674 22,059
SoFi Technologies Inc
(d)
398 3
TPG Inc 60 3
Tradeweb Markets Inc 13,418 1,660
UWM Holdings Corp 108 1
Visa Inc 27,403 7,534
Western Union Co/The 128 2
XP Inc 89 2
$ 33,933
Electric - 0.03%
Constellation Energy Corp 127 33
NRG Energy Inc 224 20
Vistra Corp 886 105
$ 158
Electrical Components & Equipment - 0.66%
Generac Holdings Inc
(d)
26,403 4,195
Universal Display Corp 64 13
$ 4,208
Electronics - 0.82%
Amphenol Corp 80,259 5,230
Honeywell International Inc 258 53
Jabil Inc 25 3
$ 5,286
Energy - Alternate Sources - 0.01%
Enphase Energy Inc
(d)
338 38
Engineering & Construction - 0.01%
Comfort Systems USA Inc 90 35
EMCOR Group Inc 49 21
TopBuild Corp
(d)
7 3
$ 59
COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment - 0.02%
Churchill Downs Inc 177 $ 24
DraftKings Inc
(d)
1,170 46
Light & Wonder Inc
(d)
230 21
Live Nation Entertainment Inc
(d)
406 44
Madison Square Garden Sports Corp
(d)
4 1
TKO Group Holdings Inc
(d)
28 4
Vail Resorts Inc 87 15
$ 155
Environmental Control - 1.09%
Tetra Tech Inc 163 8
Veralto Corp 60,497 6,767
Waste Management Inc 1,032 214
$ 6,989
Food - 0.01%
Hershey Co/The 56 11
Lamb Weston Holdings Inc 121 8
Performance Food Group Co
(d)
55 4
Pilgrim's Pride Corp
(d)
19 1
Sysco Corp 796 62
$ 86
Hand & Machine Tools - 0.00%
Lincoln Electric Holdings Inc 39 7
Healthcare - Products - 6.68%
10X Genomics Inc
(d)
172 4
Align Technology Inc
(d)
17,706 4,503
Bruker Corp 181 13
Danaher Corp 9,171 2,550
Edwards Lifesciences Corp
(d)
294 19
Exact Sciences Corp
(d)
197 13
GE HealthCare Technologies Inc 110 10
IDEXX Laboratories Inc
(d)
212 107
Inspire Medical Systems Inc
(d)
81 17
Insulet Corp
(d)
178 41
Intuitive Surgical Inc
(d)
36,349 17,857
Masimo Corp
(d)
59 8
Natera Inc
(d)
2,723 346
Penumbra Inc
(d)
3,112 605
Repligen Corp
(d)
21 3
ResMed Inc 101 25
Sonova Holding AG ADR 20,446 1,473
Stryker Corp 13,132 4,744
Thermo Fisher Scientific Inc 10,481 6,483
Waters Corp
(d)
91 33
West Pharmaceutical Services Inc 13,362 4,011
$ 42,865
Healthcare - Services - 2.20%
Chemed Corp 3 2
Cigna Group/The 14,946 5,177
DaVita Inc
(d)
128 21
Elevance Health Inc 96 50
Fortrea Holdings Inc
(d)
30 1
HCA Healthcare Inc 120 49
IQVIA Holdings Inc
(d)
56 13
Medpace Holdings Inc
(d)
64 21
Molina Healthcare Inc
(d)
92 32
UnitedHealth Group Inc 14,943 8,737
$ 14,103
Home Furnishings - 0.01%
SharkNinja Inc 32 3
Tempur Sealy International Inc 432 24
$ 27
Insurance - 1.86%
Allstate Corp/The 104 20
Arthur J Gallagher & Co 40 11
Brown & Brown Inc 270 28
Equitable Holdings Inc 839 35
Everest Group Ltd 22 9
Kinsale Capital Group Inc 56 26

Schedule of Investments
LargeCap Growth Account I
September 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Markel Group Inc
(d)
7 $ 11
Marsh & McLennan Cos Inc 172 38
Progressive Corp/The 46,235 11,732
RLI Corp 7 1
Ryan Specialty Holdings Inc 263 18
$ 11,929
Internet - 19.27%
Airbnb Inc
(d)
1,125 143
Alphabet Inc - A Shares 118,345 19,627
Alphabet Inc - C Shares 77,630 12,979
Amazon.com Inc
(d)
210,456 39,214
Booking Holdings Inc 1,114 4,693
CDW Corp/DE 172 39
Coupang Inc
(d)
105,991 2,602
DoorDash Inc - Class A
(d)
779 111
Etsy Inc
(d)
209 12
Expedia Group Inc
(d)
324 48
GoDaddy Inc
(d)
361 57
Lyft Inc
(d)
661 8
MercadoLibre Inc
(d)
633 1,299
Meta Platforms Inc 33,487 19,169
Netflix Inc
(d)
10,773 7,640
Okta Inc
(d)
188 14
Palo Alto Networks Inc
(d)
796 272
Pinterest Inc
(d)
1,554 50
Roku Inc
(d)
39 3
Shopify Inc
(d)
37,615 3,015
Spotify Technology SA
(d)
4,156 1,532
TripAdvisor Inc
(d)
40 1
Trump Media & Technology Group Corp
(d),(g)
88 1
Uber Technologies Inc
(d)
146,910 11,042
VeriSign Inc
(d)
12 2
$ 123,573
Iron & Steel - 0.00%
Cleveland-Cliffs Inc
(d)
392 5
Leisure Products & Services - 0.01%
Norwegian Cruise Line Holdings Ltd
(d)
1,081 22
Planet Fitness Inc
(d)
129 10
Royal Caribbean Cruises Ltd 210 37
YETI Holdings Inc
(d)
64 3
$ 72
Lodging - 1.64%
Choice Hotels International Inc
(g)
67 9
Hilton Worldwide Holdings Inc 45,478 10,483
Hyatt Hotels Corp 15 2
Las Vegas Sands Corp 920 46
Wyndham Hotels & Resorts Inc 20 2
Wynn Resorts Ltd 21 2
$ 10,544
Machinery - Construction & Mining - 0.03%
BWX Technologies Inc 40 4
Caterpillar Inc 179 70
Vertiv Holdings Co 921 92
$ 166
Machinery - Diversified - 0.55%
Cognex Corp 22 1
Ingersoll Rand Inc 35,779 3,512
Rockwell Automation Inc 32 9
$ 3,522
Media - 0.01%
FactSet Research Systems Inc 37 17
Liberty Broadband Corp - A Shares
(d)
12 1
Liberty Broadband Corp - C Shares
(d)
58 4
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
20 1
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
190 15
COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Nexstar Media Group Inc 35 $ 6
$ 44
Metal Fabrication & Hardware - 0.00%
Advanced Drainage Systems Inc 69 11
Mining - 0.00%
Southern Copper Corp 221 26
Miscellaneous Manufacturers - 0.03%
3M Co 262 36
Axon Enterprise Inc
(d)
186 74
Carlisle Cos Inc 20 9
Illinois Tool Works Inc 285 75
$ 194
Office & Business Equipment - 0.00%
Zebra Technologies Corp
(d)
33 12
Oil & Gas - 0.02%
Civitas Resources Inc 67 3
EQT Corp 78 3
Hess Corp 465 63
Matador Resources Co 21 1
Permian Resources Corp 327 5
Texas Pacific Land Corp 49 43
Viper Energy Inc 65 3
Weatherford International PLC 183 16
$ 137
Oil & Gas Services - 0.25%
Schlumberger NV 38,529 1,616
Packaging & Containers - 0.00%
Sealed Air Corp 22 1
Pharmaceuticals - 3.61%
AbbVie Inc 1,980 391
Becton Dickinson & Co 12,047 2,905
Cardinal Health Inc 371 41
Cencora Inc 431 97
Dexcom Inc
(d)
1,035 69
Eli Lilly & Co 10,270 9,099
McKesson Corp 144 71
Merck & Co Inc 6,555 744
Neurocrine Biosciences Inc
(d)
255 29
Zoetis Inc 49,752 9,721
$ 23,167
Pipelines - 0.02%
Antero Midstream Corp 367 6
Cheniere Energy Inc 301 54
New Fortress Energy Inc
(g)
86 1
Targa Resources Corp 564 83
$ 144
Private Equity - 0.05%
Blackstone Inc 1,827 280
KKR & Co Inc 498 65
$ 345
Real Estate - 1.19%
CoStar Group Inc
(d)
100,558 7,586
Jones Lang LaSalle Inc
(d)
40 11
$ 7,597
REITs - 0.06%
American Tower Corp 1,202 279
Equinix Inc 13 12
Iron Mountain Inc 428 51
Lamar Advertising Co 59 8
Public Storage 61 22
Simon Property Group Inc 210 35
$ 407
Retail - 3.43%
AutoZone Inc
(d)
40 126
Burlington Stores Inc
(d)
162 43
CarMax Inc
(d)
29 2
Carvana Co
(d)
100 17

Schedule of Investments
LargeCap Growth Account I
September 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Casey's General Stores Inc 20 $ 7
Cava Group Inc
(d)
193 24
Chipotle Mexican Grill Inc
(d)
41,266 2,378
Costco Wholesale Corp 14,490 12,846
Darden Restaurants Inc 160 26
Dick's Sporting Goods Inc 10 2
Dollar General Corp 12,132 1,026
Domino's Pizza Inc 33 14
Dutch Bros Inc
(d)
112 4
Ferguson Enterprises Inc 36 7
Five Below Inc
(d)
118 10
Floor & Decor Holdings Inc
(d)
104 13
Freshpet Inc
(d)
38 5
Home Depot Inc/The 2,045 829
Lululemon Athletica Inc
(d)
309 84
McDonald's Corp 119 36
Murphy USA Inc 47 23
O'Reilly Automotive Inc
(d)
139 160
RH
(d)
9 3
Ross Stores Inc 24,138 3,633
Starbucks Corp 2,263 221
Texas Roadhouse Inc 170 30
TJX Cos Inc/The 1,724 203
Tractor Supply Co 276 80
Ulta Beauty Inc
(d)
106 41
Wendy's Co/The 209 4
Williams-Sonoma Inc 192 30
Wingstop Inc 74 31
Yum! Brands Inc 277 39
$ 21,997
Semiconductors - 11.11%
Advanced Micro Devices Inc
(d)
12,649 2,076
Applied Materials Inc 1,978 400
ASML Holding NV - NY Reg Shares 3,475 2,895
Astera Labs Inc
(d)
12 1
Broadcom Inc 11,749 2,027
Entegris Inc 387 44
KLA Corp 347 269
Lam Research Corp 337 275
Lattice Semiconductor Corp
(d)
303 16
Marvell Technology Inc 107,087 7,723
MKS Instruments Inc 9 1
Monolithic Power Systems Inc 121 112
NVIDIA Corp 412,391 50,080
NXP Semiconductors NV 19,818 4,756
Onto Innovation Inc
(d)
38 8
QUALCOMM Inc 2,709 461
Teradyne Inc 367 49
Texas Instruments Inc 282 58
$ 71,251
Software - 24.16%
Adobe Inc
(d)
22,924 11,869
Appfolio Inc
(d)
60 14
AppLovin Corp
(d)
674 88
Atlassian Corp
(d)
20,197 3,208
Autodesk Inc
(d)
32,665 8,998
Bentley Systems Inc 361 18
BILL Holdings Inc
(d)
62 3
Broadridge Financial Solutions Inc 272 59
Cadence Design Systems Inc
(d)
26,415 7,159
Cloudflare Inc
(d)
772 62
Confluent Inc
(d)
615 13
Datadog Inc
(d)
770 89
Dayforce Inc
(d)
42 3
DocuSign Inc
(d)
522 32
DoubleVerify Holdings Inc
(d)
201 3
Doximity Inc
(d)
27 1
Dropbox Inc - A Shares
(d)
187 5
Duolingo Inc
(d)
92 26
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Dynatrace Inc
(d)
34,888 $ 1,866
Elastic NV
(d)
221 17
Fair Isaac Corp
(d)
1,445 2,808
Fiserv Inc
(d)
48,120 8,644
Five9 Inc
(d)
191 5
Gitlab Inc
(d)
305 16
Guidewire Software Inc
(d)
101 18
HashiCorp Inc
(d)
285 10
HubSpot Inc
(d)
2,826 1,502
Intuit Inc 30,192 18,749
Magic Leap Inc
(d),(e),(f)
371 —
Manhattan Associates Inc
(d)
156 44
Microsoft Corp 135,953 58,500
MicroStrategy Inc
(d)
20 3
MongoDB Inc
(d)
1,583 428
MSCI Inc 113 66
nCino Inc
(d)
124 4
Nutanix Inc
(d)
190 11
Oracle Corp 4,059 692
Palantir Technologies Inc
(d)
5,203 194
Paychex Inc 297 40
Paycom Software Inc 88 15
Paycor HCM Inc
(d)
39 1
Pegasystems Inc 121 9
Procore Technologies Inc
(d)
274 17
PTC Inc
(d)
182 33
RingCentral Inc
(d)
215 7
ROBLOX Corp
(d)
1,315 58
Salesforce Inc 2,054 562
SentinelOne Inc
(d)
115 3
ServiceNow Inc
(d)
17,814 15,933
Smartsheet Inc
(d)
345 19
Snowflake Inc - Class A
(d)
813 93
Stripe Inc - Class B
(d),(e),(f)
5,754 150
Synopsys Inc
(d)
391 198
Teradata Corp
(d)
253 8
Twilio Inc
(d)
75 5
Tyler Technologies Inc
(d)
91 53
UiPath Inc
(d)
991 13
Unity Software Inc
(d)
322 7
Veeva Systems Inc
(d)
23,189 4,867
Workday Inc
(d)
31,243 7,636
$ 154,954
Telecommunications - 0.06%
Arista Networks Inc
(d)
665 255
Iridium Communications Inc 28 1
Motorola Solutions Inc 202 91
Ubiquiti Inc 5 1
$ 348
Toys, Games & Hobbies - 0.00%
Hasbro Inc 312 23
Transportation - 0.05%
Expeditors International of Washington Inc 62 8
Old Dominion Freight Line Inc 504 100
Saia Inc
(d)
40 18
Union Pacific Corp 751 185
XPO Inc
(d)
292 31
$ 342
TOTAL COMMON STOCKS $ 626,553
Total Investments $ 640,882
Other Assets and Liabilities -  0.09% 572
TOTAL NET ASSETS - 100.00% $ 641,454

Schedule of Investments
LargeCap Growth Account I
September 30, 2024 (unaudited)
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $13 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $12 or 0.00% of net assets.
Affiliated Securities December 31, 2023 Purchases Sales September 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.91% $ 14,881 $ 118,578 $ 120,903 $ 12,556
$ 14,881 $ 118,578 $ 120,903 $ 12,556
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.91% $ 562 $ — $ — $ —
$ 562 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Magic Leap Inc 01/20/2016-10/12/2017 $ 182 $ — 0.00%
Nuro - Series C   0.00% 10/30/2020 228 71 0.01%
Rappi Inc - Series E   0.00% 09/08/2020 306 117 0.02%
Sila Nano Series F   0.00% 01/07/2021 204 96 0.01%
Stripe Inc - Class B 12/17/2019 90 150 0.02%
Waymo LLC Series A-2   0.00% 05/08/2020 214 200 0.03%
Total $ 634 0.09%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2024 Long 8 $ 2,326 $ 53
Total $ 53
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .92 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .30%
iShares Core S&P 500 ETF 14,616 $ 8,431
Money Market Funds - 2 .62%
Principal Government Money Market Fund - Class
R-6 4.91%
(a),(b)
73,403,486 73,403
TOTAL INVESTMENT COMPANIES $ 81,834
COMMON STOCKS - 97 .26 % Shares Held Value (000's)
Advertising - 0 .06%
Interpublic Group of Cos Inc/The 20,987 $ 664
Omnicom Group Inc 10,933 1,130
$ 1,794
Aerospace & Defense - 1 .79%
Boeing Co/The
(c)
32,707 4,973
General Dynamics Corp 14,407 4,354
General Electric Co 60,588 11,426
Howmet Aerospace Inc 22,804 2,286
L3Harris Technologies Inc 10,601 2,521
Lockheed Martin Corp 11,855 6,930
Northrop Grumman Corp 7,682 4,056
RTX Corp 74,331 9,006
TransDigm Group Inc 3,137 4,477
$ 50,029
Agriculture - 0 .64%
Altria Group Inc 95,340 4,866
Archer-Daniels-Midland Co 26,716 1,596
Bunge Global SA 7,915 765
Philip Morris International Inc 86,879 10,547
$ 17,774
Airlines - 0 .14%
Delta Air Lines Inc 35,833 1,820
Southwest Airlines Co 33,480 992
United Airlines Holdings Inc
(c)
18,375 1,048
$ 3,860
Apparel - 0 .30%
Deckers Outdoor Corp
(c)
8,519 1,358
NIKE Inc 67,135 5,935
Ralph Lauren Corp 2,236 434
Tapestry Inc 12,865 604
$ 8,331
Automobile Manufacturers - 1 .83%
Cummins Inc 7,658 2,479
Ford Motor Co 218,167 2,304
General Motors Co 62,802 2,816
PACCAR Inc 29,293 2,891
Tesla Inc
(c)
155,038 40,563
$ 51,053
Automobile Parts & Equipment - 0 .05%
Aptiv PLC
(c)
14,850 1,069
BorgWarner Inc 12,726 462
$ 1,531
Banks - 3 .80%
Bank of America Corp 377,219 14,968
Bank of New York Mellon Corp/The 41,235 2,963
Citigroup Inc 106,603 6,673
Citizens Financial Group Inc 25,050 1,029
Fifth Third Bancorp 37,818 1,620
Goldman Sachs Group Inc/The 17,647 8,737
Huntington Bancshares Inc/OH 81,157 1,193
JPMorgan Chase & Co 158,981 33,523
KeyCorp 51,860 869
M&T Bank Corp 9,331 1,662
Morgan Stanley 69,610 7,256
Northern Trust Corp 11,267 1,014
PNC Financial Services Group Inc/The 22,211 4,106
Regions Financial Corp 51,135 1,193
State Street Corp 16,686 1,476
Truist Financial Corp 74,828 3,200
US Bancorp 87,195 3,988
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Wells Fargo & Co 190,194 $ 10,744
$ 106,214
Beverages - 1 .29%
Brown-Forman Corp - B Shares 10,242 504
Coca-Cola Co/The 216,743 15,575
Constellation Brands Inc 8,756 2,256
Keurig Dr Pepper Inc 59,102 2,215
Molson Coors Beverage Co 9,817 565
Monster Beverage Corp
(c)
39,409 2,056
PepsiCo Inc 76,752 13,052
$ 36,223
Biotechnology - 1 .22%
Amgen Inc 30,025 9,674
Biogen Inc
(c)
8,139 1,578
Corteva Inc 38,682 2,274
Gilead Sciences Inc 69,567 5,833
Incyte Corp
(c)
8,932 590
Moderna Inc
(c)
18,900 1,263
Regeneron Pharmaceuticals Inc
(c)
5,931 6,235
Vertex Pharmaceuticals Inc
(c)
14,423 6,708
$ 34,155
Building Materials - 0 .64%
Builders FirstSource Inc
(c)
6,507 1,262
Carrier Global Corp 46,913 3,776
Johnson Controls International plc 37,328 2,897
Martin Marietta Materials Inc 3,416 1,839
Masco Corp 12,195 1,024
Mohawk Industries Inc
(c)
2,927 470
Trane Technologies PLC 12,611 4,902
Vulcan Materials Co 7,380 1,848
$ 18,018
Chemicals - 1 .35%
Air Products and Chemicals Inc 12,422 3,698
Albemarle Corp 6,567 622
Celanese Corp 6,103 830
CF Industries Holdings Inc 10,081 865
Dow Inc 39,166 2,140
DuPont de Nemours Inc 23,328 2,079
Eastman Chemical Co 6,533 731
Ecolab Inc 14,151 3,613
FMC Corp 6,975 460
International Flavors & Fragrances Inc 14,286 1,499
Linde PLC 26,863 12,810
LyondellBasell Industries NV 14,530 1,393
Mosaic Co/The 17,805 477
PPG Industries Inc 13,036 1,727
Sherwin-Williams Co/The 12,969 4,950
$ 37,894
Commercial Services - 1 .49%
Automatic Data Processing Inc 22,786 6,306
Cintas Corp 19,145 3,942
Corpay Inc
(c)
3,879 1,213
Equifax Inc 6,914 2,032
Global Payments Inc 14,217 1,456
MarketAxess Holdings Inc 2,109 540
Moody's Corp 8,752 4,154
PayPal Holdings Inc
(c)
57,125 4,457
Quanta Services Inc 8,231 2,454
Rollins Inc 15,697 794
S&P Global Inc 17,893 9,244
United Rentals Inc 3,722 3,014
Verisk Analytics Inc 7,958 2,132
$ 41,738
Computers - 8 .85%
Accenture PLC - Class A 35,000 12,372
Amentum Holdings Inc
(c)
6,997 226
Apple Inc 849,565 197,949
Cognizant Technology Solutions Corp 27,696 2,137

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Crowdstrike Holdings Inc
(c)
12,902 $ 3,619
Dell Technologies Inc 16,072 1,905
EPAM Systems Inc
(c)
3,182 633
Fortinet Inc
(c)
35,475 2,751
Gartner Inc
(c)
4,307 2,183
Hewlett Packard Enterprise Co 72,623 1,486
HP Inc 54,679 1,961
International Business Machines Corp 51,472 11,379
Leidos Holdings Inc 7,528 1,227
NetApp Inc 11,487 1,419
Seagate Technology Holdings PLC 11,732 1,285
Super Micro Computer Inc
(c)
2,815 1,172
TE Connectivity PLC 16,983 2,564
Western Digital Corp
(c)
18,245 1,246
$ 247,514
Consumer Products - 0 .22%
Avery Dennison Corp 4,498 993
Church & Dwight Co Inc 13,680 1,433
Clorox Co/The 6,921 1,127
Kimberly-Clark Corp 18,820 2,678
$ 6,231
Cosmetics & Personal Care - 1 .12%
Colgate-Palmolive Co 45,657 4,740
Estee Lauder Cos Inc/The 13,021 1,298
Kenvue Inc 107,016 2,475
Procter & Gamble Co/The
(d)
131,538 22,782
$ 31,295
Distribution & Wholesale - 0 .32%
Copart Inc
(c)
48,932 2,564
Fastenal Co 31,999 2,286
LKQ Corp 14,710 587
Pool Corp 2,139 806
WW Grainger Inc 2,482 2,578
$ 8,821
Diversified Financial Services - 3 .38%
American Express Co 31,382 8,511
Ameriprise Financial Inc 5,487 2,578
BlackRock Funding Inc/DE 7,781 7,388
Capital One Financial Corp 21,338 3,195
Cboe Global Markets Inc 5,847 1,198
Charles Schwab Corp/The 83,475 5,410
CME Group Inc 20,122 4,440
Discover Financial Services 14,030 1,968
Franklin Resources Inc 17,240 347
Intercontinental Exchange Inc 32,083 5,154
Invesco Ltd 25,144 441
Mastercard Inc 46,103 22,766
Nasdaq Inc 23,124 1,688
Raymond James Financial Inc 10,357 1,268
Synchrony Financial 22,084 1,102
T Rowe Price Group Inc 12,438 1,355
Visa Inc 93,339 25,664
$ 94,473
Electric - 2 .33%
AES Corp/The 39,724 797
Alliant Energy Corp 14,331 870
Ameren Corp 14,908 1,304
American Electric Power Co Inc 29,732 3,051
CenterPoint Energy Inc 36,415 1,071
CMS Energy Corp 16,693 1,179
Consolidated Edison Inc 19,325 2,012
Constellation Energy Corp 17,473 4,543
Dominion Energy Inc 46,879 2,709
DTE Energy Co 11,568 1,485
Duke Energy Corp 43,138 4,974
Edison International 21,579 1,879
Entergy Corp 11,947 1,572
Evergy Inc 12,850 797
Eversource Energy 19,968 1,359
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Exelon Corp 55,877 $ 2,266
FirstEnergy Corp 28,642 1,270
NextEra Energy Inc 114,802 9,704
NRG Energy Inc 11,532 1,051
PG&E Corp 119,436 2,361
Pinnacle West Capital Corp 6,345 562
PPL Corp 41,224 1,364
Public Service Enterprise Group Inc 27,837 2,483
Sempra 35,379 2,959
Southern Co/The 61,098 5,510
Vistra Corp 19,196 2,276
WEC Energy Group Inc 17,662 1,699
Xcel Energy Inc 31,153 2,034
$ 65,141
Electrical Components & Equipment - 0 .49%
AMETEK Inc 12,937 2,221
Eaton Corp PLC 22,245 7,373
Emerson Electric Co 32,002 3,500
Generac Holdings Inc
(c)
3,361 534
$ 13,628
Electronics - 0 .78%
Allegion plc 4,868 709
Amphenol Corp 67,293 4,385
Fortive Corp 19,576 1,545
Garmin Ltd 8,593 1,513
Honeywell International Inc 36,387 7,522
Hubbell Inc 3,000 1,285
Jabil Inc 6,339 760
Keysight Technologies Inc
(c)
9,753 1,550
Mettler-Toledo International Inc
(c)
1,187 1,780
Trimble Inc
(c)
13,646 847
$ 21,896
Energy - Alternate Sources - 0 .08%
Enphase Energy Inc
(c)
7,567 855
First Solar Inc
(c)
5,981 1,492
$ 2,347
Engineering & Construction - 0 .03%
Jacobs Solutions Inc 6,997 916
Entertainment - 0 .05%
Caesars Entertainment Inc
(c)
12,088 505
Live Nation Entertainment Inc
(c)
8,750 958
$ 1,463
Environmental Control - 0 .32%
Pentair PLC 9,247 904
Republic Services Inc 11,407 2,291
Veralto Corp 13,806 1,544
Waste Management Inc 20,407 4,237
$ 8,976
Food - 0 .78%
Campbell Soup Co 11,011 539
Conagra Brands Inc 26,768 870
General Mills Inc 31,103 2,297
Hershey Co/The 8,252 1,583
Hormel Foods Corp 16,238 515
J M Smucker Co/The 5,947 720
Kellanova 14,989 1,210
Kraft Heinz Co/The 49,317 1,731
Kroger Co/The 37,106 2,126
Lamb Weston Holdings Inc 8,029 520
McCormick & Co Inc/MD 14,083 1,159
Mondelez International Inc 74,641 5,499
Sysco Corp 27,479 2,145
Tyson Foods Inc 15,971 951
$ 21,865
Forest Products & Paper - 0 .03%
International Paper Co 19,411 948

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .07%
Atmos Energy Corp 8,673 $ 1,203
NiSource Inc 25,062 868
$ 2,071
Hand & Machine Tools - 0 .06%
Snap-on Inc 2,944 853
Stanley Black & Decker Inc 8,603 947
$ 1,800
Healthcare - Products - 3 .17%
Abbott Laboratories 97,221 11,084
Agilent Technologies Inc 16,303 2,421
Align Technology Inc
(c)
3,922 997
Baxter International Inc 28,507 1,082
Bio-Techne Corp 8,804 704
Boston Scientific Corp
(c)
82,286 6,896
Cooper Cos Inc/The
(c)
11,127 1,228
Danaher Corp 35,917 9,986
Edwards Lifesciences Corp
(c)
33,661 2,221
GE HealthCare Technologies Inc 25,515 2,395
Hologic Inc
(c)
12,979 1,057
IDEXX Laboratories Inc
(c)
4,601 2,324
Insulet Corp
(c)
3,917 912
Intuitive Surgical Inc
(c)
19,821 9,737
Medtronic PLC 71,669 6,452
ResMed Inc 8,210 2,004
Revvity Inc 6,892 880
Solventum Corp
(c)
7,720 538
STERIS PLC 5,511 1,337
Stryker Corp 19,157 6,921
Teleflex Inc 2,633 651
Thermo Fisher Scientific Inc 21,347 13,205
Waters Corp
(c)
3,317 1,194
West Pharmaceutical Services Inc 4,053 1,217
Zimmer Biomet Holdings Inc 11,380 1,228
$ 88,671
Healthcare - Services - 2 .10%
Catalent Inc
(c)
10,113 613
Centene Corp
(c)
29,394 2,213
Charles River Laboratories International Inc
(c)
2,885 568
Cigna Group/The 15,620 5,411
DaVita Inc
(c)
2,579 423
Elevance Health Inc 12,958 6,738
HCA Healthcare Inc 10,384 4,220
Humana Inc 6,728 2,131
IQVIA Holdings Inc
(c)
9,678 2,293
Labcorp Holdings Inc 4,691 1,048
Molina Healthcare Inc
(c)
3,274 1,128
Quest Diagnostics Inc 6,220 966
UnitedHealth Group Inc 51,600 30,170
Universal Health Services Inc 3,322 761
$ 58,683
Home Builders - 0 .32%
DR Horton Inc 16,397 3,128
Lennar Corp - A Shares 13,506 2,532
NVR Inc
(c)
173 1,698
PulteGroup Inc 11,596 1,664
$ 9,022
Insurance - 3 .79%
Aflac Inc 28,163 3,149
Allstate Corp/The 14,753 2,798
American International Group Inc 35,982 2,635
Aon PLC 12,138 4,200
Arch Capital Group Ltd
(c)
20,927 2,341
Arthur J Gallagher & Co 12,242 3,444
Assurant Inc 2,893 575
Berkshire Hathaway Inc - Class B
(c)
102,355 47,110
Brown & Brown Inc 13,230 1,371
Chubb Ltd 20,991 6,053
Cincinnati Financial Corp 8,730 1,188
Erie Indemnity Co 1,393 752
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Everest Group Ltd 2,419 $ 948
Globe Life Inc 5,017 531
Hartford Financial Services Group Inc/The 16,373 1,926
Loews Corp 10,181 805
Marsh & McLennan Cos Inc 27,479 6,130
MetLife Inc 32,872 2,711
Principal Financial Group Inc 11,905 1,023
Progressive Corp/The 32,727 8,305
Prudential Financial Inc 19,948 2,416
Travelers Cos Inc/The 12,736 2,982
W R Berkley Corp 16,799 953
Willis Towers Watson PLC 5,675 1,671
$ 106,017
Internet - 11 .37%
Airbnb Inc
(c)
24,585 3,118
Alphabet Inc - A Shares 327,386 54,297
Alphabet Inc - C Shares 268,385 44,871
Amazon.com Inc
(c)
521,952 97,256
Booking Holdings Inc 1,873 7,889
CDW Corp/DE 7,464 1,689
eBay Inc 27,324 1,779
Expedia Group Inc
(c)
6,966 1,031
F5 Inc
(c)
3,257 717
Gen Digital Inc 30,267 830
GoDaddy Inc
(c)
7,877 1,235
Match Group Inc
(c)
14,410 545
Meta Platforms Inc 122,079 69,883
Netflix Inc
(c)
23,982 17,010
Palo Alto Networks Inc
(c)
18,093 6,184
Uber Technologies Inc
(c)
117,395 8,824
VeriSign Inc
(c)
4,690 891
$ 318,049
Iron & Steel - 0 .11%
Nucor Corp 13,262 1,994
Steel Dynamics Inc 8,019 1,011
$ 3,005
Leisure Products & Services - 0 .14%
Carnival Corp
(c)
56,448 1,043
Norwegian Cruise Line Holdings Ltd
(c)
24,567 504
Royal Caribbean Cruises Ltd 13,234 2,347
$ 3,894
Lodging - 0 .30%
Hilton Worldwide Holdings Inc 13,770 3,174
Las Vegas Sands Corp 19,752 995
Marriott International Inc/MD 13,057 3,246
MGM Resorts International
(c)
12,901 504
Wynn Resorts Ltd 5,225 501
$ 8,420
Machinery - Construction & Mining - 0 .52%
Caterpillar Inc 27,096 10,598
GE Vernova Inc
(c)
15,355 3,915
$ 14,513
Machinery - Diversified - 0 .68%
Deere & Co 14,322 5,977
Dover Corp 7,681 1,473
IDEX Corp 4,230 907
Ingersoll Rand Inc 22,546 2,213
Nordson Corp 3,040 799
Otis Worldwide Corp 22,382 2,326
Rockwell Automation Inc 6,340 1,702
Westinghouse Air Brake Technologies Corp 9,789 1,779
Xylem Inc/NY 13,572 1,833
$ 19,009
Media - 0 .87%
Charter Communications Inc
(c)
5,424 1,758
Comcast Corp - Class A 215,858 9,016
FactSet Research Systems Inc 2,127 978
Fox Corp - A Shares 12,552 531

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Fox Corp - B Shares 7,372 $ 286
News Corp - A Shares 21,141 563
News Corp - B Shares 6,272 175
Paramount Global - Class B 33,228 353
Walt Disney Co/The 101,339 9,748
Warner Bros Discovery Inc
(c)
124,674 1,029
$ 24,437
Mining - 0 .27%
Freeport-McMoRan Inc 80,288 4,008
Newmont Corp 64,116 3,427
$ 7,435
Miscellaneous Manufacturers - 0 .61%
3M Co 30,696 4,196
A O Smith Corp 6,702 602
Axon Enterprise Inc
(c)
4,011 1,603
Illinois Tool Works Inc 15,097 3,956
Parker-Hannifin Corp 7,184 4,539
Teledyne Technologies Inc
(c)
2,615 1,145
Textron Inc 10,469 927
$ 16,968
Office & Business Equipment - 0 .04%
Zebra Technologies Corp
(c)
2,883 1,068
Oil & Gas - 2 .61%
APA Corp 20,667 506
Chevron Corp 95,042 13,997
ConocoPhillips 64,888 6,831
Coterra Energy Inc 41,310 989
Devon Energy Corp 34,991 1,369
Diamondback Energy Inc 10,470 1,805
EOG Resources Inc 31,772 3,906
EQT Corp 33,193 1,216
Exxon Mobil Corp 248,254 29,100
Hess Corp 15,444 2,097
Marathon Oil Corp 31,257 832
Marathon Petroleum Corp 18,701 3,047
Occidental Petroleum Corp 37,622 1,939
Phillips 66 23,389 3,075
Valero Energy Corp 17,902 2,417
$ 73,126
Oil & Gas Services - 0 .24%
Baker Hughes Co 55,510 2,007
Halliburton Co 49,331 1,433
Schlumberger NV 79,346 3,328
$ 6,768
Packaging & Containers - 0 .16%
Amcor PLC 80,761 915
Ball Corp 16,962 1,152
Packaging Corp of America 4,982 1,073
Smurfit WestRock PLC 27,569 1,363
$ 4,503
Pharmaceuticals - 4 .82%
AbbVie Inc 98,700 19,491
Becton Dickinson & Co 16,150 3,894
Bristol-Myers Squibb Co 113,285 5,861
Cardinal Health Inc 13,626 1,506
Cencora Inc 9,746 2,194
CVS Health Corp 70,293 4,420
Dexcom Inc
(c)
22,390 1,501
Eli Lilly & Co 44,081 39,053
Henry Schein Inc
(c)
7,080 516
Johnson & Johnson 134,510 21,799
McKesson Corp 7,247 3,583
Merck & Co Inc 141,639 16,085
Pfizer Inc 316,640 9,164
Viatris Inc 66,690 774
Zoetis Inc 25,316 4,946
$ 134,787
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .37%
Kinder Morgan Inc 107,896 $ 2,384
ONEOK Inc 32,637 2,974
Targa Resources Corp 12,242 1,812
Williams Cos Inc/The 68,111 3,109
$ 10,279
Private Equity - 0 .40%
Blackstone Inc 40,235 6,161
KKR & Co Inc 37,684 4,921
$ 11,082
Real Estate - 0 .14%
CBRE Group Inc
(c)
16,831 2,095
CoStar Group Inc
(c)
22,900 1,728
$ 3,823
REITs - 2 .14%
Alexandria Real Estate Equities Inc 8,698 1,033
American Tower Corp 26,099 6,070
AvalonBay Communities Inc 7,935 1,787
BXP Inc 8,119 653
Camden Property Trust 5,959 736
Crown Castle Inc 24,283 2,881
Digital Realty Trust Inc 17,197 2,783
Equinix Inc 5,306 4,710
Equity Residential 19,064 1,420
Essex Property Trust Inc 3,588 1,060
Extra Space Storage Inc 11,842 2,134
Federal Realty Investment Trust 4,201 483
Healthpeak Properties Inc 39,326 899
Host Hotels & Resorts Inc 39,251 691
Invitation Homes Inc 31,835 1,123
Iron Mountain Inc 16,391 1,948
Kimco Realty Corp 37,666 875
Mid-America Apartment Communities Inc 6,531 1,038
Prologis Inc 51,738 6,533
Public Storage 8,802 3,203
Realty Income Corp 48,663 3,086
Regency Centers Corp 9,127 659
SBA Communications Corp 6,006 1,446
Simon Property Group Inc 17,125 2,894
UDR Inc 16,771 760
Ventas Inc 23,084 1,480
VICI Properties Inc 58,514 1,949
Welltower Inc 32,336 4,140
Weyerhaeuser Co 40,641 1,376
$ 59,850
Retail - 4 .65%
AutoZone Inc
(c)
955 3,008
Best Buy Co Inc 10,967 1,133
CarMax Inc
(c)
8,721 675
Chipotle Mexican Grill Inc
(c)
76,523 4,409
Costco Wholesale Corp 24,774 21,963
Darden Restaurants Inc 6,619 1,086
Dollar General Corp 12,287 1,039
Dollar Tree Inc
(c)
11,290 794
Domino's Pizza Inc 1,955 841
Genuine Parts Co 7,785 1,087
Home Depot Inc/The 55,410 22,452
Lowe's Cos Inc 31,841 8,624
Lululemon Athletica Inc
(c)
6,426 1,744
McDonald's Corp 40,084 12,206
O'Reilly Automotive Inc
(c)
3,242 3,734
Ross Stores Inc 18,640 2,806
Starbucks Corp 63,320 6,173
Target Corp 25,851 4,029
TJX Cos Inc/The 63,150 7,423
Tractor Supply Co 6,027 1,753
Ulta Beauty Inc
(c)
2,667 1,038
Walgreens Boots Alliance Inc 40,036 359
Walmart Inc 242,703 19,598

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 15,711 $ 2,195
$ 130,169
Semiconductors - 10 .72%
Advanced Micro Devices Inc
(c)
90,438 14,839
Analog Devices Inc 27,726 6,382
Applied Materials Inc 46,265 9,348
Broadcom Inc 260,101 44,867
Intel Corp 238,428 5,594
KLA Corp 7,512 5,817
Lam Research Corp 7,286 5,946
Microchip Technology Inc 29,979 2,407
Micron Technology Inc 61,959 6,426
Monolithic Power Systems Inc 2,725 2,519
NVIDIA Corp 1,374,583 166,929
NXP Semiconductors NV 14,234 3,416
ON Semiconductor Corp
(c)
23,935 1,738
Qorvo Inc
(c)
5,301 548
QUALCOMM Inc 62,247 10,585
Skyworks Solutions Inc 8,924 882
Teradyne Inc 9,116 1,221
Texas Instruments Inc 51,019 10,539
$ 300,003
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 2,191 579
Software - 10 .31%
Adobe Inc
(c)
24,777 12,829
Akamai Technologies Inc
(c)
8,466 855
ANSYS Inc
(c)
4,883 1,556
Autodesk Inc
(c)
12,037 3,316
Broadridge Financial Solutions Inc 6,521 1,402
Cadence Design Systems Inc
(c)
15,298 4,146
Dayforce Inc
(c)
8,835 541
Electronic Arts Inc 13,435 1,927
Fair Isaac Corp
(c)
1,372 2,666
Fidelity National Information Services Inc 30,485 2,553
Fiserv Inc
(c)
32,170 5,779
Intuit Inc 15,621 9,701
Jack Henry & Associates Inc 4,074 719
Microsoft Corp 415,340 178,721
MSCI Inc 4,396 2,563
Oracle Corp 89,315 15,219
Palantir Technologies Inc
(c)
112,523 4,186
Paychex Inc 17,910 2,403
Paycom Software Inc 2,717 453
PTC Inc
(c)
6,713 1,213
Roper Technologies Inc 5,991 3,334
Salesforce Inc 54,146 14,820
ServiceNow Inc
(c)
11,512 10,296
Synopsys Inc
(c)
8,562 4,336
Take-Two Interactive Software Inc
(c)
9,107 1,400
Tyler Technologies Inc
(c)
2,385 1,392
$ 288,326
Telecommunications - 1 .77%
Arista Networks Inc
(c)
14,394 5,525
AT&T Inc 400,655 8,814
Cisco Systems Inc 225,119 11,981
Corning Inc 43,033 1,943
Juniper Networks Inc 18,391 717
Motorola Solutions Inc 9,323 4,192
T-Mobile US Inc 27,383 5,651
Verizon Communications Inc 235,217 10,563
$ 49,386
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 7,322 530
Transportation - 1 .03%
CH Robinson Worldwide Inc 6,553 723
CSX Corp 108,332 3,741
Expeditors International of Washington Inc 7,886 1,036
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
FedEx Corp 12,593 $ 3,446
JB Hunt Transport Services Inc 4,502 776
Norfolk Southern Corp 12,633 3,139
Old Dominion Freight Line Inc 10,535 2,093
Union Pacific Corp 34,041 8,390
United Parcel Service Inc 40,931 5,581
$ 28,925
Water - 0 .06%
American Water Works Co Inc 10,888 1,592
TOTAL COMMON STOCKS $ 2,720,918
Total Investments $ 2,802,752
Other Assets and Liabilities -  (0.18)% (5,089)
TOTAL NET ASSETS - 100.00% $ 2,797,663
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$10,712 or 0.38% of net assets.

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales September 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.91% $ 37,544 $ 492,825 $ 456,966 $ 73,403
$ 37,544 $ 492,825 $ 456,966 $ 73,403
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.91% $ 1,514 $ — $ — $ —
$ 1,514 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2024 Long 255 $ 74,132 $ 292
Total $ 292
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6 .26 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .25%
iShares Core S&P 500 ETF 716 $ 413
Money Market Funds - 6 .01%
Principal Government Money Market Fund - Class
R-6 4.91%
(a),(b)
9,931,979 9,932
TOTAL INVESTMENT COMPANIES $ 10,345
COMMON STOCKS - 93 .93 % Shares Held Value (000's)
Advertising - 0 .06%
Interpublic Group of Cos Inc/The 1,198 $ 38
Omnicom Group Inc 624 65
$ 103
Aerospace & Defense - 1 .73%
Boeing Co/The
(c)
1,865 284
General Dynamics Corp 821 248
General Electric Co 3,458 652
Howmet Aerospace Inc 1,300 130
L3Harris Technologies Inc 605 144
Lockheed Martin Corp 677 396
Northrop Grumman Corp 439 232
RTX Corp 4,241 514
TransDigm Group Inc 179 255
$ 2,855
Agriculture - 0 .61%
Altria Group Inc 5,440 278
Archer-Daniels-Midland Co 1,524 91
Bunge Global SA 451 43
Philip Morris International Inc 4,957 602
$ 1,014
Airlines - 0 .13%
Delta Air Lines Inc 2,045 104
Southwest Airlines Co 1,911 56
United Airlines Holdings Inc
(c)
1,049 60
$ 220
Apparel - 0 .29%
Deckers Outdoor Corp
(c)
487 78
NIKE Inc 3,831 339
Ralph Lauren Corp 126 24
Tapestry Inc 736 34
$ 475
Automobile Manufacturers - 1 .76%
Cummins Inc 437 142
Ford Motor Co 12,447 131
General Motors Co 3,584 161
PACCAR Inc 1,672 165
Tesla Inc
(c)
8,846 2,314
$ 2,913
Automobile Parts & Equipment - 0 .05%
Aptiv PLC
(c)
847 61
BorgWarner Inc 726 26
$ 87
Banks - 3 .67%
Bank of America Corp 21,521 854
Bank of New York Mellon Corp/The 2,353 169
Citigroup Inc 6,083 381
Citizens Financial Group Inc 1,430 59
Fifth Third Bancorp 2,159 92
Goldman Sachs Group Inc/The 1,007 499
Huntington Bancshares Inc/OH 4,631 68
JPMorgan Chase & Co 9,071 1,913
KeyCorp 2,960 50
M&T Bank Corp 533 95
Morgan Stanley 3,973 414
Northern Trust Corp 643 58
PNC Financial Services Group Inc/The 1,268 234
Regions Financial Corp 2,918 68
State Street Corp 953 84
Truist Financial Corp 4,269 183
US Bancorp 4,975 227
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Wells Fargo & Co 10,852 $ 613
$ 6,061
Beverages - 1 .25%
Brown-Forman Corp - B Shares 583 29
Coca-Cola Co/The 12,367 889
Constellation Brands Inc 500 129
Keurig Dr Pepper Inc 3,371 126
Molson Coors Beverage Co 561 32
Monster Beverage Corp
(c)
2,249 117
PepsiCo Inc 4,379 745
$ 2,067
Biotechnology - 1 .18%
Amgen Inc 1,713 552
Biogen Inc
(c)
464 90
Corteva Inc 2,208 130
Gilead Sciences Inc 3,970 333
Incyte Corp
(c)
509 33
Moderna Inc
(c)
1,077 72
Regeneron Pharmaceuticals Inc
(c)
339 356
Vertex Pharmaceuticals Inc
(c)
823 383
$ 1,949
Building Materials - 0 .62%
Builders FirstSource Inc
(c)
371 72
Carrier Global Corp 2,678 216
Johnson Controls International plc 2,131 165
Martin Marietta Materials Inc 195 105
Masco Corp 696 58
Mohawk Industries Inc
(c)
168 27
Trane Technologies PLC 720 280
Vulcan Materials Co 422 106
$ 1,029
Chemicals - 1 .31%
Air Products and Chemicals Inc 708 211
Albemarle Corp 374 35
Celanese Corp 347 47
CF Industries Holdings Inc 576 49
Dow Inc 2,235 122
DuPont de Nemours Inc 1,332 119
Eastman Chemical Co 373 42
Ecolab Inc 808 206
FMC Corp 399 26
International Flavors & Fragrances Inc 816 86
Linde PLC 1,533 731
LyondellBasell Industries NV 828 79
Mosaic Co/The 1,017 27
PPG Industries Inc 744 99
Sherwin-Williams Co/The 740 283
$ 2,162
Commercial Services - 1 .44%
Automatic Data Processing Inc 1,300 360
Cintas Corp 1,093 225
Corpay Inc
(c)
222 69
Equifax Inc 395 116
Global Payments Inc 812 83
MarketAxess Holdings Inc 121 31
Moody's Corp 500 237
PayPal Holdings Inc
(c)
3,260 254
Quanta Services Inc 468 140
Rollins Inc 896 45
S&P Global Inc 1,021 528
United Rentals Inc 213 173
Verisk Analytics Inc 455 122
$ 2,383
Computers - 8 .55%
Accenture PLC - Class A 1,997 706
Amentum Holdings Inc
(c)
400 13
Apple Inc 48,481 11,296
Cognizant Technology Solutions Corp 1,581 122

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Crowdstrike Holdings Inc
(c)
737 $ 207
Dell Technologies Inc 916 109
EPAM Systems Inc
(c)
182 36
Fortinet Inc
(c)
2,025 157
Gartner Inc
(c)
246 125
Hewlett Packard Enterprise Co 4,144 85
HP Inc 3,119 112
International Business Machines Corp 2,938 649
Leidos Holdings Inc 430 70
NetApp Inc 656 81
Seagate Technology Holdings PLC 668 73
Super Micro Computer Inc
(c)
161 67
TE Connectivity PLC 970 146
Western Digital Corp
(c)
1,042 71
$ 14,125
Consumer Products - 0 .22%
Avery Dennison Corp 256 57
Church & Dwight Co Inc 781 82
Clorox Co/The 395 64
Kimberly-Clark Corp 1,074 153
$ 356
Cosmetics & Personal Care - 1 .08%
Colgate-Palmolive Co 2,606 271
Estee Lauder Cos Inc/The 744 74
Kenvue Inc 6,106 141
Procter & Gamble Co/The 7,506 1,300
$ 1,786
Distribution & Wholesale - 0 .30%
Copart Inc
(c)
2,793 146
Fastenal Co 1,826 130
LKQ Corp 840 34
Pool Corp 122 46
WW Grainger Inc 141 147
$ 503
Diversified Financial Services - 3 .26%
American Express Co 1,790 486
Ameriprise Financial Inc 313 147
BlackRock Funding Inc/DE 444 422
Capital One Financial Corp 1,218 182
Cboe Global Markets Inc 334 69
Charles Schwab Corp/The 4,763 309
CME Group Inc 1,149 254
Discover Financial Services 801 112
Franklin Resources Inc 987 20
Intercontinental Exchange Inc 1,831 294
Invesco Ltd 1,435 25
Mastercard Inc 2,631 1,299
Nasdaq Inc 1,320 96
Raymond James Financial Inc 591 72
Synchrony Financial 1,261 63
T Rowe Price Group Inc 710 77
Visa Inc 5,325 1,464
$ 5,391
Electric - 2 .25%
AES Corp/The 2,266 45
Alliant Energy Corp 817 50
Ameren Corp 850 74
American Electric Power Co Inc 1,695 174
CenterPoint Energy Inc 2,077 61
CMS Energy Corp 953 67
Consolidated Edison Inc 1,103 115
Constellation Energy Corp 998 259
Dominion Energy Inc 2,676 155
DTE Energy Co 661 85
Duke Energy Corp 2,462 284
Edison International 1,233 107
Entergy Corp 682 90
Evergy Inc 734 46
Eversource Energy 1,138 77
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Exelon Corp 3,189 $ 129
FirstEnergy Corp 1,635 73
NextEra Energy Inc 6,551 554
NRG Energy Inc 659 60
PG&E Corp 6,815 135
Pinnacle West Capital Corp 363 32
PPL Corp 2,353 78
Public Service Enterprise Group Inc 1,589 142
Sempra 2,019 169
Southern Co/The 3,487 314
Vistra Corp 1,094 130
WEC Energy Group Inc 1,008 97
Xcel Energy Inc 1,778 116
$ 3,718
Electrical Components & Equipment - 0 .47%
AMETEK Inc 738 127
Eaton Corp PLC 1,270 421
Emerson Electric Co 1,827 200
Generac Holdings Inc
(c)
192 30
$ 778
Electronics - 0 .76%
Allegion plc 277 40
Amphenol Corp 3,839 250
Fortive Corp 1,118 88
Garmin Ltd 491 87
Honeywell International Inc 2,077 429
Hubbell Inc 172 74
Jabil Inc 362 44
Keysight Technologies Inc
(c)
557 89
Mettler-Toledo International Inc
(c)
68 102
Trimble Inc
(c)
779 48
$ 1,251
Energy - Alternate Sources - 0 .08%
Enphase Energy Inc
(c)
432 49
First Solar Inc
(c)
342 85
$ 134
Engineering & Construction - 0 .03%
Jacobs Solutions Inc 400 52
Entertainment - 0 .05%
Caesars Entertainment Inc
(c)
689 29
Live Nation Entertainment Inc
(c)
498 54
$ 83
Environmental Control - 0 .31%
Pentair PLC 528 51
Republic Services Inc 651 131
Veralto Corp 786 88
Waste Management Inc 1,165 242
$ 512
Food - 0 .76%
Campbell Soup Co 630 31
Conagra Brands Inc 1,528 50
General Mills Inc 1,775 131
Hershey Co/The 471 90
Hormel Foods Corp 927 29
J M Smucker Co/The 339 41
Kellanova 854 69
Kraft Heinz Co/The 2,813 99
Kroger Co/The 2,118 121
Lamb Weston Holdings Inc 459 30
McCormick & Co Inc/MD 804 66
Mondelez International Inc 4,259 314
Sysco Corp 1,569 123
Tyson Foods Inc 912 54
$ 1,248
Forest Products & Paper - 0 .03%
International Paper Co 1,108 54

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .07%
Atmos Energy Corp 493 $ 68
NiSource Inc 1,431 50
$ 118
Hand & Machine Tools - 0 .06%
Snap-on Inc 168 49
Stanley Black & Decker Inc 491 54
$ 103
Healthcare - Products - 3 .06%
Abbott Laboratories 5,547 632
Agilent Technologies Inc 930 138
Align Technology Inc
(c)
223 57
Baxter International Inc 1,626 62
Bio-Techne Corp 502 40
Boston Scientific Corp
(c)
4,695 393
Cooper Cos Inc/The
(c)
635 70
Danaher Corp 2,050 570
Edwards Lifesciences Corp
(c)
1,921 127
GE HealthCare Technologies Inc 1,456 137
Hologic Inc
(c)
741 60
IDEXX Laboratories Inc
(c)
263 133
Insulet Corp
(c)
223 52
Intuitive Surgical Inc
(c)
1,132 556
Medtronic PLC 4,090 368
ResMed Inc 469 115
Revvity Inc 394 50
Solventum Corp
(c)
442 31
STERIS PLC 315 76
Stryker Corp 1,092 395
Teleflex Inc 150 37
Thermo Fisher Scientific Inc 1,219 754
Waters Corp
(c)
190 68
West Pharmaceutical Services Inc 232 70
Zimmer Biomet Holdings Inc 650 70
$ 5,061
Healthcare - Services - 2 .03%
Catalent Inc
(c)
578 35
Centene Corp
(c)
1,678 126
Charles River Laboratories International Inc
(c)
164 32
Cigna Group/The 892 309
DaVita Inc
(c)
148 24
Elevance Health Inc 740 385
HCA Healthcare Inc 593 241
Humana Inc 384 122
IQVIA Holdings Inc
(c)
553 131
Labcorp Holdings Inc 268 60
Molina Healthcare Inc
(c)
187 64
Quest Diagnostics Inc 355 55
UnitedHealth Group Inc 2,945 1,722
Universal Health Services Inc 190 44
$ 3,350
Home Builders - 0 .31%
DR Horton Inc 936 179
Lennar Corp - A Shares 771 144
NVR Inc
(c)
10 98
PulteGroup Inc 662 95
$ 516
Insurance - 3 .66%
Aflac Inc 1,607 180
Allstate Corp/The 841 160
American International Group Inc 2,053 150
Aon PLC 692 239
Arch Capital Group Ltd
(c)
1,194 134
Arthur J Gallagher & Co 698 196
Assurant Inc 165 33
Berkshire Hathaway Inc - Class B
(c)
5,840 2,688
Brown & Brown Inc 754 78
Chubb Ltd 1,198 346
Cincinnati Financial Corp 499 68
Erie Indemnity Co 79 43
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Everest Group Ltd 138 $ 54
Globe Life Inc 285 30
Hartford Financial Services Group Inc/The 935 110
Loews Corp 581 46
Marsh & McLennan Cos Inc 1,569 350
MetLife Inc 1,876 155
Principal Financial Group Inc 680 58
Progressive Corp/The 1,868 474
Prudential Financial Inc 1,139 138
Travelers Cos Inc/The 727 170
W R Berkley Corp 959 54
Willis Towers Watson PLC 324 95
$ 6,049
Internet - 10 .98%
Airbnb Inc
(c)
1,402 178
Alphabet Inc - A Shares 18,679 3,098
Alphabet Inc - C Shares 15,313 2,560
Amazon.com Inc
(c)
29,784 5,550
Booking Holdings Inc 107 451
CDW Corp/DE 426 96
eBay Inc 1,560 102
Expedia Group Inc
(c)
398 59
F5 Inc
(c)
186 41
Gen Digital Inc 1,728 47
GoDaddy Inc
(c)
450 70
Match Group Inc
(c)
823 31
Meta Platforms Inc 6,966 3,988
Netflix Inc
(c)
1,369 971
Palo Alto Networks Inc
(c)
1,033 353
Uber Technologies Inc
(c)
6,699 503
VeriSign Inc
(c)
268 51
$ 18,149
Iron & Steel - 0 .10%
Nucor Corp 757 114
Steel Dynamics Inc 458 58
$ 172
Leisure Products & Services - 0 .13%
Carnival Corp
(c)
3,221 59
Norwegian Cruise Line Holdings Ltd
(c)
1,400 29
Royal Caribbean Cruises Ltd 756 134
$ 222
Lodging - 0 .29%
Hilton Worldwide Holdings Inc 786 181
Las Vegas Sands Corp 1,128 57
Marriott International Inc/MD 746 185
MGM Resorts International
(c)
737 29
Wynn Resorts Ltd 299 29
$ 481
Machinery - Construction & Mining - 0 .50%
Caterpillar Inc 1,547 605
GE Vernova Inc
(c)
877 224
$ 829
Machinery - Diversified - 0 .66%
Deere & Co 818 341
Dover Corp 439 84
IDEX Corp 241 52
Ingersoll Rand Inc 1,287 126
Nordson Corp 172 45
Otis Worldwide Corp 1,278 133
Rockwell Automation Inc 362 97
Westinghouse Air Brake Technologies Corp 559 102
Xylem Inc/NY 775 105
$ 1,085
Media - 0 .84%
Charter Communications Inc
(c)
310 101
Comcast Corp - Class A 12,316 515
FactSet Research Systems Inc 122 56
Fox Corp - A Shares 717 30

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Fox Corp - B Shares 421 $ 16
News Corp - A Shares 1,207 32
News Corp - B Shares 358 10
Paramount Global - Class B 1,895 20
Walt Disney Co/The 5,782 556
Warner Bros Discovery Inc
(c)
7,113 59
$ 1,395
Mining - 0 .26%
Freeport-McMoRan Inc 4,581 229
Newmont Corp 3,659 195
$ 424
Miscellaneous Manufacturers - 0 .59%
3M Co 1,751 239
A O Smith Corp 382 34
Axon Enterprise Inc
(c)
227 91
Illinois Tool Works Inc 862 226
Parker-Hannifin Corp 410 259
Teledyne Technologies Inc
(c)
150 66
Textron Inc 598 53
$ 968
Office & Business Equipment - 0 .04%
Zebra Technologies Corp
(c)
165 61
Oil & Gas - 2 .52%
APA Corp 1,178 29
Chevron Corp 5,423 799
ConocoPhillips 3,703 390
Coterra Energy Inc 2,358 56
Devon Energy Corp 1,997 78
Diamondback Energy Inc 598 103
EOG Resources Inc 1,814 223
EQT Corp 1,895 69
Exxon Mobil Corp
(d)
14,165 1,660
Hess Corp 882 120
Marathon Oil Corp 1,784 48
Marathon Petroleum Corp 1,068 174
Occidental Petroleum Corp 2,147 111
Phillips 66 1,335 175
Valero Energy Corp 1,022 138
$ 4,173
Oil & Gas Services - 0 .23%
Baker Hughes Co 3,167 114
Halliburton Co 2,815 82
Schlumberger NV 4,527 190
$ 386
Packaging & Containers - 0 .16%
Amcor PLC 4,608 52
Ball Corp 967 66
Packaging Corp of America 285 61
Smurfit WestRock PLC 1,574 78
$ 257
Pharmaceuticals - 4 .65%
AbbVie Inc 5,632 1,112
Becton Dickinson & Co 921 222
Bristol-Myers Squibb Co 6,464 334
Cardinal Health Inc 778 86
Cencora Inc 555 125
CVS Health Corp 4,012 252
Dexcom Inc
(c)
1,276 86
Eli Lilly & Co 2,516 2,229
Henry Schein Inc
(c)
405 30
Johnson & Johnson 7,675 1,244
McKesson Corp 414 205
Merck & Co Inc 8,082 918
Pfizer Inc 18,065 523
Viatris Inc 3,806 44
Zoetis Inc 1,445 282
$ 7,692
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .36%
Kinder Morgan Inc 6,156 $ 136
ONEOK Inc 1,863 170
Targa Resources Corp 699 104
Williams Cos Inc/The 3,887 177
$ 587
Private Equity - 0 .38%
Blackstone Inc 2,295 351
KKR & Co Inc 2,149 281
$ 632
Real Estate - 0 .13%
CBRE Group Inc
(c)
961 120
CoStar Group Inc
(c)
1,307 98
$ 218
REITs - 2 .07%
Alexandria Real Estate Equities Inc 496 59
American Tower Corp 1,489 346
AvalonBay Communities Inc 452 102
BXP Inc 463 37
Camden Property Trust 340 42
Crown Castle Inc 1,386 164
Digital Realty Trust Inc 982 159
Equinix Inc 303 269
Equity Residential 1,088 81
Essex Property Trust Inc 205 61
Extra Space Storage Inc 676 122
Federal Realty Investment Trust 238 27
Healthpeak Properties Inc 2,245 51
Host Hotels & Resorts Inc 2,240 40
Invitation Homes Inc 1,817 64
Iron Mountain Inc 936 111
Kimco Realty Corp 2,148 50
Mid-America Apartment Communities Inc 373 59
Prologis Inc 2,953 373
Public Storage 503 183
Realty Income Corp 2,777 176
Regency Centers Corp 521 38
SBA Communications Corp 343 83
Simon Property Group Inc 978 165
UDR Inc 958 44
Ventas Inc 1,316 84
VICI Properties Inc 3,339 111
Welltower Inc 1,846 236
Weyerhaeuser Co 2,320 79
$ 3,416
Retail - 4 .49%
AutoZone Inc
(c)
54 170
Best Buy Co Inc 624 64
CarMax Inc
(c)
498 39
Chipotle Mexican Grill Inc
(c)
4,366 252
Costco Wholesale Corp 1,414 1,254
Darden Restaurants Inc 378 62
Dollar General Corp 703 59
Dollar Tree Inc
(c)
645 45
Domino's Pizza Inc 112 48
Genuine Parts Co 445 62
Home Depot Inc/The 3,162 1,281
Lowe's Cos Inc 1,817 492
Lululemon Athletica Inc
(c)
367 100
McDonald's Corp 2,288 697
O'Reilly Automotive Inc
(c)
185 213
Ross Stores Inc 1,064 160
Starbucks Corp 3,614 352
Target Corp 1,476 230
TJX Cos Inc/The 3,604 424
Tractor Supply Co 344 100
Ulta Beauty Inc
(c)
153 60
Walgreens Boots Alliance Inc 2,285 21
Walmart Inc 13,845 1,118

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 897 $ 125
$ 7,428
Semiconductors - 10 .36%
Advanced Micro Devices Inc
(c)
5,160 847
Analog Devices Inc 1,582 364
Applied Materials Inc 2,640 533
Broadcom Inc 14,840 2,560
Intel Corp 13,603 319
KLA Corp 429 332
Lam Research Corp 416 340
Microchip Technology Inc 1,711 137
Micron Technology Inc 3,536 367
Monolithic Power Systems Inc 156 144
NVIDIA Corp 78,440 9,526
NXP Semiconductors NV 813 195
ON Semiconductor Corp
(c)
1,366 99
Qorvo Inc
(c)
303 31
QUALCOMM Inc 3,553 604
Skyworks Solutions Inc 510 50
Teradyne Inc 519 70
Texas Instruments Inc 2,912 602
$ 17,120
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 126 33
Software - 9 .95%
Adobe Inc
(c)
1,413 732
Akamai Technologies Inc
(c)
483 49
ANSYS Inc
(c)
278 88
Autodesk Inc
(c)
685 189
Broadridge Financial Solutions Inc 372 80
Cadence Design Systems Inc
(c)
872 236
Dayforce Inc
(c)
506 31
Electronic Arts Inc 767 110
Fair Isaac Corp
(c)
78 151
Fidelity National Information Services Inc 1,740 146
Fiserv Inc
(c)
1,836 330
Intuit Inc 892 554
Jack Henry & Associates Inc 233 41
Microsoft Corp
(d)
23,703 10,199
MSCI Inc 251 146
Oracle Corp 5,096 868
Palantir Technologies Inc
(c)
6,419 239
Paychex Inc 1,022 137
Paycom Software Inc 154 26
PTC Inc
(c)
383 69
Roper Technologies Inc 342 190
Salesforce Inc 3,090 846
ServiceNow Inc
(c)
657 588
Synopsys Inc
(c)
489 248
Take-Two Interactive Software Inc
(c)
518 80
Tyler Technologies Inc
(c)
137 80
$ 16,453
Telecommunications - 1 .70%
Arista Networks Inc
(c)
820 315
AT&T Inc 22,858 503
Cisco Systems Inc 12,844 683
Corning Inc 2,456 111
Juniper Networks Inc 1,048 41
Motorola Solutions Inc 532 239
T-Mobile US Inc 1,563 322
Verizon Communications Inc 13,420 603
$ 2,817
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 418 30
Transportation - 1 .00%
CH Robinson Worldwide Inc 374 41
CSX Corp 6,181 214
Expeditors International of Washington Inc 450 59
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
FedEx Corp 719 $ 197
JB Hunt Transport Services Inc 257 44
Norfolk Southern Corp 721 179
Old Dominion Freight Line Inc 600 119
Union Pacific Corp 1,943 479
United Parcel Service Inc 2,336 319
$ 1,651
Water - 0 .06%
American Water Works Co Inc 621 91
TOTAL COMMON STOCKS $ 155,276
TOTAL PURCHASED OPTIONS - 0.08% $ 135
Total Investments $ 165,756
Other Assets and Liabilities -  (0.27)% (445)
TOTAL NET ASSETS - 100.00% $ 165,311
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$3,562 or 2.15% of net assets.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales September 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.91% $ 11,370 $ 56,894 $ 58,332 $ 9,932
$ 11,370 $ 56,894 $ 58,332 $ 9,932
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.91% $ 383 $ — $ — $ —
$ 383 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - S&P 500 Index N/A 160 $ 16 $ 5,400 .00 10/21/2024 $ 1,014 $ 135 $ (879)
Total $ 1,014 $ 135 $ (879)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - S&P 500 Index N/A 160 $ 16 $ 5,200 .00 10/21/2024 $ (557) $ (70) $ 487
Total $ (557) $ (70) $ 487
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2024 Long 7 $ 2,035 $ 47
Total $ 47
Amounts in thousands except contracts.

Schedule of Investments
MidCap Account
September 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .05 % Shares Held Value (000's)
Money Market Funds - 1 .05%
BlackRock Liquidity FedFund - Institutional Class
4.83%
(a),(b)
1,036,614 $ 1,037
Principal Government Money Market Fund - Class
R-6 4.91%
(a),(b),(c)
5,982,244 5,982
$ 7,019
TOTAL INVESTMENT COMPANIES $ 7,019
COMMON STOCKS - 100 .04 % Shares Held Value (000's)
Aerospace & Defense - 9 .90%
HEICO Corp - Class A 166,348 $ 33,895
TransDigm Group Inc 22,688 32,379
$ 66,274
Building Materials - 5 .76%
Martin Marietta Materials Inc 28,838 15,522
Summit Materials Inc
(d)
57,271 2,235
Vulcan Materials Co 83,079 20,806
$ 38,563
Chemicals - 0 .76%
Perimeter Solutions SA
(d)
185,314 2,492
Perimeter Solutions SA - Warrants
(d)
97,671 —
Sherwin-Williams Co/The 6,853 2,616
$ 5,108
Commercial Services - 1 .14%
Moody's Corp 6,162 2,924
Verisk Analytics Inc 17,562 4,706
$ 7,630
Computers - 2 .28%
Gartner Inc
(d)
30,163 15,285
Distribution & Wholesale - 5 .55%
Copart Inc
(d)
565,150 29,614
Fastenal Co 105,761 7,553
$ 37,167
Diversified Financial Services - 2 .05%
Ares Management Corp 51,278 7,991
Brookfield Asset Management Ltd
(e)
117,164 5,541
Brookfield Wealth Solutions Ltd
(d)
4,182 222
$ 13,754
Electric - 3 .59%
Brookfield Infrastructure Partners LP 503,310 17,636
Brookfield Renewable Corp 55,946 1,827
Brookfield Renewable Partners LP 162,294 4,574
$ 24,037
Electrical Components & Equipment - 0 .66%
AMETEK Inc 25,817 4,433
Electronics - 1 .00%
Mettler-Toledo International Inc
(d)
4,450 6,674
Entertainment - 2 .87%
Liberty Media Corp-Liberty Live - A Shares
(d)
623 31
Liberty Media Corp-Liberty Live - C Shares
(d)
4,050 208
Live Nation Entertainment Inc
(d)
127,863 14,000
Vail Resorts Inc 28,663 4,995
$ 19,234
Environmental Control - 1 .18%
Veralto Corp 14,845 1,661
Waste Connections Inc 34,697 6,204
$ 7,865
Healthcare - Products - 1 .12%
IDEXX Laboratories Inc
(d)
7,584 3,832
Waters Corp
(d)
10,110 3,638
$ 7,470
Home Builders - 2 .65%
Lennar Corp - A Shares 42,167 7,905
Lennar Corp - B Shares 896 155
NVR Inc
(d)
988 9,694
$ 17,754
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 10 .25%
Arch Capital Group Ltd
(d)
127,807 $ 14,299
Arthur J Gallagher & Co 10,982 3,090
Brown & Brown Inc 228,570 23,680
Markel Group Inc
(d)
10,003 15,691
Progressive Corp/The 31,262 7,933
Ryan Specialty Holdings Inc 10,049 667
W R Berkley Corp 57,798 3,279
$ 68,639
Internet - 0 .96%
VeriSign Inc
(d)
19,219 3,651
Wix.com Ltd
(d)
16,526 2,763
$ 6,414
Lodging - 5 .45%
Hilton Worldwide Holdings Inc 131,689 30,354
Hyatt Hotels Corp 40,295 6,133
$ 36,487
Machinery - Diversified - 0 .37%
Graco Inc 28,419 2,487
Media - 1 .64%
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
13,507 966
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
129,182 10,003
$ 10,969
Private Equity - 9 .95%
Brookfield Corp 645,810 34,325
KKR & Co Inc 246,936 32,245
$ 66,570
Real Estate - 5 .40%
CBRE Group Inc
(d)
129,820 16,160
CoStar Group Inc
(d)
264,510 19,955
$ 36,115
REITs - 1 .64%
SBA Communications Corp 45,568 10,968
Retail - 8 .47%
CarMax Inc
(d)
147,906 11,445
Domino's Pizza Inc 28,519 12,267
Floor & Decor Holdings Inc
(d)
3,478 432
O'Reilly Automotive Inc
(d)
24,688 28,431
Ross Stores Inc 27,238 4,099
$ 56,674
Semiconductors - 1 .56%
Entegris Inc 16,682 1,877
Microchip Technology Inc 106,948 8,587
$ 10,464
Software - 13 .84%
ANSYS Inc
(d)
8,329 2,654
Appfolio Inc
(d)
2,089 492
Autodesk Inc
(d)
35,524 9,786
CCC Intelligent Solutions Holdings Inc
(d)
481,024 5,315
Constellation Software Inc/Canada 4,016 13,068
Constellation Software Inc/Canada - Warrants
(d),(f)
4,165 —
Fair Isaac Corp
(d)
5,127 9,964
Jack Henry & Associates Inc 4,615 815
Lumine Group Inc
(d)
8,407 202
MSCI Inc 21,569 12,573
Roper Technologies Inc 30,641 17,050
Tyler Technologies Inc
(d)
21,823 12,739
Veeva Systems Inc
(d)
37,996 7,974
$ 92,632
TOTAL COMMON STOCKS $ 669,667
Total Investments $ 676,686
Other Assets and Liabilities -  (1.09)% (7,318)
TOTAL NET ASSETS - 100.00% $ 669,368

Schedule of Investments
MidCap Account
September 30, 2024 (unaudited)
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $5,597 or
0.84% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $5,485 or 0.82% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Affiliated Securities December 31, 2023 Purchases Sales September 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.91% $ 781 $ 71,927 $ 66,726 $ 5,982
$ 781 $ 71,927 $ 66,726 $ 5,982
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.91% $ 58 $ — $ — $ —
$ 58 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Capital Appreciation Account
September 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .05 % Shares Held Value (000's)
Money Market Funds - 1 .05%
Principal Government Money Market Fund - Class
R-6 4.91%
(a),(b)
2,220,985 $ 2,221
TOTAL INVESTMENT COMPANIES $ 2,221
COMMON STOCKS - 98 .90 % Shares Held Value (000's)
Aerospace & Defense - 0 .84%
RTX Corp 14,697 $ 1,781
Apparel - 0 .54%
Deckers Outdoor Corp
(c)
7,170 1,143
Automobile Manufacturers - 1 .58%
Cummins Inc 4,757 1,540
PACCAR Inc 13,263 1,309
Tesla Inc
(c)
1,884 493
$ 3,342
Banks - 5 .37%
East West Bancorp Inc 14,481 1,198
JPMorgan Chase & Co 24,955 5,262
Morgan Stanley 18,531 1,932
PNC Financial Services Group Inc/The 12,420 2,296
Wintrust Financial Corp 6,074 659
$ 11,347
Beverages - 1 .13%
Keurig Dr Pepper Inc 48,541 1,819
Monster Beverage Corp
(c)
10,931 570
$ 2,389
Biotechnology - 2 .02%
Corteva Inc 21,423 1,259
Regeneron Pharmaceuticals Inc
(c)
1,483 1,559
Vertex Pharmaceuticals Inc
(c)
3,105 1,444
$ 4,262
Building Materials - 2 .01%
CRH PLC 21,402 1,985
Trane Technologies PLC 5,845 2,272
$ 4,257
Chemicals - 0 .71%
Linde PLC 3,164 1,509
Computers - 6 .59%
Amdocs Ltd 9,546 835
Apple Inc 53,518 12,470
Dell Technologies Inc 5,189 615
$ 13,920
Consumer Products - 1 .22%
Avery Dennison Corp 7,025 1,551
Church & Dwight Co Inc 9,767 1,023
$ 2,574
Distribution & Wholesale - 0 .25%
Pool Corp 1,379 520
Diversified Financial Services - 4 .75%
Ameriprise Financial Inc 5,665 2,661
BlackRock Funding Inc/DE 1,135 1,078
Nasdaq Inc 25,051 1,829
Visa Inc 16,246 4,467
$ 10,035
Electric - 2 .45%
Constellation Energy Corp 8,188 2,129
NextEra Energy Inc 28,776 2,432
Vistra Corp 5,203 617
$ 5,178
Electronics - 0 .57%
NEXTracker Inc
(c)
8,909 334
nVent Electric PLC 12,294 864
$ 1,198
Energy - Alternate Sources - 0 .17%
Enphase Energy Inc
(c)
3,085 349
Environmental Control - 1 .46%
Republic Services Inc 15,315 3,076
COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 0 .84%
Hershey Co/The 6,582 $ 1,262
Simply Good Foods Co/The
(c)
14,982 521
$ 1,783
Healthcare - Products - 2 .50%
Abbott Laboratories 13,822 1,576
GE HealthCare Technologies Inc 14,554 1,366
Thermo Fisher Scientific Inc 3,781 2,338
$ 5,280
Healthcare - Services - 3 .33%
HCA Healthcare Inc 6,882 2,797
UnitedHealth Group Inc 7,259 4,244
$ 7,041
Insurance - 2 .31%
Berkshire Hathaway Inc - Class B
(c)
4,172 1,920
Marsh & McLennan Cos Inc 7,815 1,743
Progressive Corp/The 4,826 1,225
$ 4,888
Internet - 9 .65%
Airbnb Inc
(c)
6,028 764
Alphabet Inc - A Shares 39,769 6,596
Amazon.com Inc
(c)
35,840 6,678
Meta Platforms Inc 10,147 5,809
Netflix Inc
(c)
774 549
$ 20,396
Machinery - Construction & Mining - 1 .75%
Caterpillar Inc 4,744 1,855
GE Vernova Inc
(c)
7,203 1,837
$ 3,692
Machinery - Diversified - 0 .48%
Deere & Co 2,453 1,024
Media - 0 .51%
Comcast Corp - Class A 25,588 1,069
Mining - 0 .20%
Cameco Corp 8,856 423
Miscellaneous Manufacturers - 1 .19%
Parker-Hannifin Corp 3,990 2,521
Oil & Gas - 3 .30%
Chevron Corp 7,669 1,129
EOG Resources Inc 11,183 1,375
Exxon Mobil Corp 21,988 2,578
Marathon Petroleum Corp 11,652 1,898
$ 6,980
Pharmaceuticals - 4 .25%
Eli Lilly & Co 2,457 2,177
McKesson Corp 4,164 2,059
Merck & Co Inc 22,580 2,564
Novartis AG ADR 18,918 2,176
$ 8,976
Private Equity - 1 .08%
KKR & Co Inc 17,468 2,281
REITs - 2 .90%
Equinix Inc 1,846 1,638
Extra Space Storage Inc 15,161 2,732
Prologis Inc 13,954 1,762
$ 6,132
Retail - 8 .09%
Casey's General Stores Inc 5,197 1,953
Chipotle Mexican Grill Inc
(c)
12,427 716
Costco Wholesale Corp 4,461 3,955
Domino's Pizza Inc 2,149 924
Home Depot Inc/The 3,630 1,471
Lululemon Athletica Inc
(c)
3,134 851
O'Reilly Automotive Inc
(c)
2,258 2,600
TJX Cos Inc/The 19,253 2,263
Tractor Supply Co 3,701 1,077
Ulta Beauty Inc
(c)
1,314 511

Schedule of Investments
Principal Capital Appreciation Account
September 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Williams-Sonoma Inc 5,043 $ 781
$ 17,102
Semiconductors - 9 .92%
Advanced Micro Devices Inc
(c)
5,238 859
Broadcom Inc 27,923 4,817
Lam Research Corp 2,682 2,189
Microchip Technology Inc 13,304 1,068
NVIDIA Corp 80,004 9,715
Taiwan Semiconductor Manufacturing Co Ltd ADR 9,080 1,577
Teradyne Inc 5,502 737
$ 20,962
Software - 11 .47%
Adobe Inc
(c)
3,836 1,986
Fair Isaac Corp
(c)
975 1,895
Fiserv Inc
(c)
7,207 1,295
Microsoft Corp 27,660 11,902
Oracle Corp 19,338 3,295
Roper Technologies Inc 2,432 1,353
Salesforce Inc 9,146 2,504
$ 24,230
Telecommunications - 1 .43%
T-Mobile US Inc 14,627 3,018
Transportation - 1 .35%
Old Dominion Freight Line Inc 6,861 1,363
Union Pacific Corp 6,065 1,495
$ 2,858
Water - 0 .69%
American Water Works Co Inc 9,947 1,455
TOTAL COMMON STOCKS $ 208,991
Total Investments $ 211,212
Other Assets and Liabilities -  0.05% 96
TOTAL NET ASSETS - 100.00% $ 211,308
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Affiliated Securities December 31, 2023 Purchases Sales September 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.91% $ 1,040 $ 31,134 $ 29,953 $ 2,221
$ 1,040 $ 31,134 $ 29,953 $ 2,221
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.91% $ 83 $ — $ — $ —
$ 83 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2020 Account
September 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 63 .84%
Blue Chip Fund
(a)
165,217 $ 7,704
Core Fixed Income Fund
(a)
5,399,643 47,463
Diversified International Fund
(a)
990,961 14,765
Diversified Real Asset Fund
(a)
290,933 3,445
Global Emerging Markets Fund
(a)
17,899 495
High Yield Fund
(a)
714,015 4,877
International Small Company Fund
(a)
134,807 1,499
LargeCap Growth Fund I
(a)
364,673 7,633
MidCap Fund
(a)
45,221 2,077
Origin Emerging Markets Fund
(a)
151,560 1,664
SmallCap Fund
(a)
92,101 2,693
Small-MidCap Dividend Income Fund
(a)
76,206 1,488
$ 95,803
Principal Funds, Inc. Institutional Class - 36 .17%
Equity Income Fund
(a)
163,329 7,111
High Income Fund
(a)
584,341 4,891
Inflation Protection Fund
(a)
958,346 7,696
LargeCap S&P 500 Index Fund
(a)
277,833 7,893
LargeCap Value Fund III
(a)
341,134 7,113
Short-Term Income Fund
(a)
1,619,220 19,576
$ 54,280
TOTAL INVESTMENT COMPANIES $ 150,083
Total Investments $ 150,083
Other Assets and Liabilities -  (0.01)% (9)
TOTAL NET ASSETS - 100.00% $ 150,074
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2020 Account
September 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales September 30, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 7,627 $ 973 $ 2,086 $ 7,704
Core Fixed Income Fund 47,695 7,135 8,276 47,463
Diversified International Fund 10,004 5,706 2,416 14,765
Diversified Real Asset Fund 3,457 379 620 3,445
Equity Income Fund 6,368 1,179 1,397 7,111
Global Emerging Markets Fund — 464 — 495
High Income Fund 8,891 1,875 6,040 4,891
High Yield Fund — 4,851 — 4,877
Inflation Protection Fund 8,060 917 1,642 7,696
International Small Company Fund 1,495 220 365 1,499
LargeCap Growth Fund I 7,430 975 2,063 7,633
LargeCap S&P 500 Index Fund 7,005 974 1,489 7,893
LargeCap Value Fund III 6,259 1,282 1,399 7,113
MidCap Fund 1,136 1,024 320 2,077
MidCap Growth Fund III 3,243 128 3,410 —
MidCap Value Fund I 4,256 179 4,778 —
Origin Emerging Markets Fund 2,466 156 1,240 1,664
Overseas Fund 5,511 244 6,008 —
Short-Term Income Fund 18,471 3,885 3,203 19,576
SmallCap Fund — 2,607 — 2,693
SmallCap Growth Fund I 1,333 187 1,618 —
SmallCap Value Fund II 1,371 183 1,589 —
Small-MidCap Dividend Income Fund — 1,444 — 1,488
$ 152,078 $ 36,967 $ 49,959 $ 150,083
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 1,000 $ — $ 190
Core Fixed Income Fund 1,226 (327) — 1,236
Diversified International Fund — 3 — 1,468
Diversified Real Asset Fund 64 (6) — 235
Equity Income Fund 90 355 — 606
Global Emerging Markets Fund — — — 31
High Income Fund 455 (521) — 686
High Yield Fund 18 — — 26
Inflation Protection Fund — (40) — 401
International Small Company Fund — (1) — 150
LargeCap Growth Fund I — (123) — 1,414
LargeCap S&P 500 Index Fund — 48 — 1,355
LargeCap Value Fund III — 133 — 838
MidCap Fund — 139 — 98
MidCap Growth Fund III — 445 — (406)
MidCap Value Fund I — 1,146 — (803)
Origin Emerging Markets Fund — (46) — 328
Overseas Fund — 1,063 — (810)
Short-Term Income Fund 519 9 — 414
SmallCap Fund — — — 86
SmallCap Growth Fund I — 695 — (597)
SmallCap Value Fund II — 521 — (486)
Small-MidCap Dividend Income Fund 5 — — 44
$ 2,377 $ 4,493 $ — $ 6,504
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Account
September 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 72 .87%
Blue Chip Fund
(a)
465,672 $ 21,714
Core Fixed Income Fund
(a)
10,663,408 93,731
Diversified International Fund
(a)
2,797,279 41,679
Global Emerging Markets Fund
(a)
50,100 1,384
High Yield Fund
(a)
1,128,021 7,704
International Small Company Fund
(a)
373,889 4,158
LargeCap Growth Fund I
(a)
1,028,994 21,537
MidCap Fund
(a)
130,987 6,018
Origin Emerging Markets Fund
(a)
420,746 4,620
Real Estate Securities Fund
(a)
236,302 7,309
SmallCap Fund
(a)
257,092 7,517
Small-MidCap Dividend Income Fund
(a)
206,597 4,035
$ 221,406
Principal Funds, Inc. Institutional Class - 27 .13%
Equity Income Fund
(a)
462,387 20,132
High Income Fund
(a)
914,299 7,653
Inflation Protection Fund
(a)
637,057 5,116
LargeCap S&P 500 Index Fund
(a)
768,390 21,830
LargeCap Value Fund III
(a)
965,146 20,123
Short-Term Income Fund
(a)
628,105 7,594
$ 82,448
TOTAL INVESTMENT COMPANIES $ 303,854
Total Investments $ 303,854
Other Assets and Liabilities -  0.00% (9)
TOTAL NET ASSETS - 100.00% $ 303,845
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2030 Account
September 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales September 30, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 19,114 $ 3,816 $ 4,417 $ 21,714
Core Fixed Income Fund 92,919 22,555 23,322 93,731
Diversified International Fund 25,009 17,471 4,823 41,679
Equity Income Fund 16,142 4,290 2,946 20,132
Global Emerging Markets Fund — 1,299 — 1,384
High Income Fund 12,765 3,636 9,013 7,653
High Yield Fund — 7,663 — 7,704
Inflation Protection Fund — 6,597 1,826 5,116
International Small Company Fund 4,107 565 918 4,158
LargeCap Growth Fund I 18,620 3,826 4,384 21,537
LargeCap S&P 500 Index Fund 16,939 3,971 2,792 21,830
LargeCap Value Fund III 15,884 4,497 2,922 20,123
MidCap Fund 3,091 2,920 687 6,018
MidCap Growth Fund III 7,946 772 8,813 —
MidCap Value Fund I 10,692 1,102 12,711 —
Origin Emerging Markets Fund 6,205 730 3,074 4,620
Overseas Fund 13,330 1,199 15,261 —
Real Estate Securities Fund 6,478 1,010 926 7,309
Short-Term Income Fund — 7,797 391 7,594
SmallCap Fund — 7,278 — 7,517
SmallCap Growth Fund I 3,210 784 4,250 —
SmallCap Value Fund II 3,614 809 4,529 —
Small-MidCap Dividend Income Fund — 3,918 — 4,035
$ 276,065 $ 108,505 $ 108,005 $ 303,854
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 190 $ — $ 3,011
Core Fixed Income Fund 2,418 (52) — 1,631
Diversified International Fund — 4 — 4,018
Equity Income Fund 247 6 — 2,640
Global Emerging Markets Fund — — — 85
High Income Fund 701 (217) — 482
High Yield Fund 28 — — 41
Inflation Protection Fund — 35 — 310
International Small Company Fund — (1) — 405
LargeCap Growth Fund I — (15) — 3,490
LargeCap S&P 500 Index Fund — 31 — 3,681
LargeCap Value Fund III — 19 — 2,645
MidCap Fund — 4 — 690
MidCap Growth Fund III — 1,009 — (914)
MidCap Value Fund I — 2,309 — (1,392)
Origin Emerging Markets Fund — 271 — 488
Overseas Fund — 2,315 — (1,583)
Real Estate Securities Fund 132 1 — 746
Short-Term Income Fund 123 1 — 187
SmallCap Fund — — — 239
SmallCap Growth Fund I — 1,325 — (1,069)
SmallCap Value Fund II — 1,167 — (1,061)
Small-MidCap Dividend Income Fund 14 — — 117
$ 3,663 $ 8,402 $ — $ 18,887
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Account
September 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 70 .73%
Blue Chip Fund
(a)
364,659 $ 17,004
Core Fixed Income Fund
(a)
3,256,736 28,627
Diversified International Fund
(a)
2,202,439 32,816
Global Emerging Markets Fund
(a)
39,237 1,084
High Yield Fund
(a)
421,293 2,877
International Small Company Fund
(a)
300,975 3,347
LargeCap Growth Fund I
(a)
806,046 16,871
MidCap Fund
(a)
109,807 5,045
Origin Emerging Markets Fund
(a)
329,180 3,614
Real Estate Securities Fund
(a)
135,562 4,193
SmallCap Fund
(a)
204,466 5,979
Small-MidCap Dividend Income Fund
(a)
162,286 3,169
$ 124,626
Principal Funds, Inc. Institutional Class - 29 .28%
Equity Income Fund
(a)
363,852 15,842
High Income Fund
(a)
337,988 2,829
LargeCap S&P 500 Index Fund
(a)
601,546 17,090
LargeCap Value Fund III
(a)
759,358 15,833
$ 51,594
TOTAL INVESTMENT COMPANIES $ 176,220
Total Investments $ 176,220
Other Assets and Liabilities -  (0.01)% (9)
TOTAL NET ASSETS - 100.00% $ 176,211
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2040 Account
September 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales September 30, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 13,879 $ 3,353 $ 2,608 $ 17,004
Core Fixed Income Fund 22,885 8,102 3,011 28,627
Diversified International Fund 18,411 14,141 2,785 32,816
Equity Income Fund 11,732 3,835 1,732 15,842
Global Emerging Markets Fund — 1,017 — 1,084
High Income Fund 4,473 1,508 3,250 2,829
High Yield Fund — 2,862 — 2,877
International Small Company Fund 2,989 517 472 3,347
LargeCap Growth Fund I 13,527 3,363 2,595 16,871
LargeCap S&P 500 Index Fund 12,856 3,341 1,916 17,090
LargeCap Value Fund III 11,561 3,989 1,734 15,833
MidCap Fund 2,672 2,167 395 5,045
MidCap Growth Fund III 5,435 637 6,134 —
MidCap Value Fund I 7,784 902 9,364 —
Origin Emerging Markets Fund 4,576 658 2,179 3,614
Overseas Fund 9,638 1,043 11,258 —
Real Estate Securities Fund 3,511 689 437 4,193
SmallCap Fund — 5,789 — 5,979
SmallCap Growth Fund I 2,388 657 3,246 —
SmallCap Value Fund II 2,578 660 3,320 —
Small-MidCap Dividend Income Fund — 3,077 — 3,169
$ 150,895 $ 62,307 $ 56,436 $ 176,220
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 6 $ — $ 2,374
Core Fixed Income Fund 664 — — 651
Diversified International Fund — 2 — 3,047
Equity Income Fund 186 — — 2,007
Global Emerging Markets Fund — — — 67
High Income Fund 250 24 — 74
High Yield Fund 10 — — 15
International Small Company Fund — — — 313
LargeCap Growth Fund I — 2 — 2,574
LargeCap S&P 500 Index Fund — 8 — 2,801
LargeCap Value Fund III — 1 — 2,016
MidCap Fund — 10 — 591
MidCap Growth Fund III — (62) — 124
MidCap Value Fund I — 1,311 — (633)
Origin Emerging Markets Fund — 42 — 517
Overseas Fund — 1,364 — (787)
Real Estate Securities Fund 73 — — 430
SmallCap Fund — — — 190
SmallCap Growth Fund I — 487 — (286)
SmallCap Value Fund II — 465 — (383)
Small-MidCap Dividend Income Fund 11 — — 92
$ 1,194 $ 3,660 $ — $ 15,794
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Account
September 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 66 .43%
Blue Chip Fund
(a)
212,451 $ 9,907
Core Fixed Income Fund
(a)
298,107 2,620
Diversified International Fund
(a)
1,284,548 19,140
Global Emerging Markets Fund
(a)
23,001 635
High Yield Fund
(a)
65,960 450
International Small Company Fund
(a)
175,370 1,950
LargeCap Growth Fund I
(a)
469,939 9,836
MidCap Fund
(a)
65,259 2,998
Origin Emerging Markets Fund
(a)
190,412 2,091
Real Estate Securities Fund
(a)
65,601 2,029
SmallCap Fund
(a)
118,713 3,471
Small-MidCap Dividend Income Fund
(a)
95,737 1,870
$ 56,997
Principal Funds, Inc. Institutional Class - 33 .58%
Equity Income Fund
(a)
212,605 9,257
High Income Fund
(a)
52,295 438
LargeCap S&P 500 Index Fund
(a)
347,323 9,867
LargeCap Value Fund III
(a)
443,487 9,247
$ 28,809
TOTAL INVESTMENT COMPANIES $ 85,806
Total Investments $ 85,806
Other Assets and Liabilities -  (0.01)% (8)
TOTAL NET ASSETS - 100.00% $ 85,798
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2050 Account
September 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales September 30, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 7,679 $ 1,993 $ 1,117 $ 9,907
Core Fixed Income Fund 2,057 1,177 676 2,620
Diversified International Fund 10,173 8,299 1,073 19,140
Equity Income Fund 6,492 2,309 701 9,257
Global Emerging Markets Fund — 596 — 635
High Income Fund 710 360 648 438
High Yield Fund — 448 — 450
International Small Company Fund 1,627 329 187 1,950
LargeCap Growth Fund I 7,493 2,000 1,121 9,836
LargeCap S&P 500 Index Fund 7,037 2,021 779 9,867
LargeCap Value Fund III 6,378 2,410 700 9,247
MidCap Fund 1,491 1,284 128 2,998
MidCap Growth Fund III 2,974 395 3,398 —
MidCap Value Fund I 4,319 563 5,270 —
Origin Emerging Markets Fund 2,529 402 1,155 2,091
Overseas Fund 5,358 604 6,294 —
Real Estate Securities Fund 1,632 349 163 2,029
SmallCap Fund — 3,361 — 3,471
SmallCap Growth Fund I 1,327 376 1,819 —
SmallCap Value Fund II 1,431 380 1,863 —
Small-MidCap Dividend Income Fund — 1,816 — 1,870
$ 70,707 $ 31,472 $ 27,092 $ 85,806
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 4 $ — $ 1,348
Core Fixed Income Fund 54 (15) — 77
Diversified International Fund — (1) — 1,742
Equity Income Fund 108 1 — 1,156
Global Emerging Markets Fund — — — 39
High Income Fund 35 1 — 15
High Yield Fund 2 — — 2
International Small Company Fund — — — 181
LargeCap Growth Fund I — 3 — 1,461
LargeCap S&P 500 Index Fund — — — 1,588
LargeCap Value Fund III — 1 — 1,158
MidCap Fund — 1 — 350
MidCap Growth Fund III — (198) — 227
MidCap Value Fund I — 675 — (287)
Origin Emerging Markets Fund — 40 — 275
Overseas Fund — 776 — (444)
Real Estate Securities Fund 35 — — 211
SmallCap Fund — — — 110
SmallCap Growth Fund I — 210 — (94)
SmallCap Value Fund II — 210 — (158)
Small-MidCap Dividend Income Fund 6 — — 54
$ 240 $ 1,708 $ — $ 9,011
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Account
September 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 66 .20%
Blue Chip Fund
(a)
67,348 $ 3,141
Core Fixed Income Fund
(a)
84,011 738
Diversified International Fund
(a)
406,931 6,063
Global Emerging Markets Fund
(a)
7,631 211
High Yield Fund
(a)
19,752 135
International Small Company Fund
(a)
55,250 614
LargeCap Growth Fund I
(a)
149,086 3,120
MidCap Fund
(a)
20,146 926
Origin Emerging Markets Fund
(a)
60,022 659
Real Estate Securities Fund
(a)
20,745 642
SmallCap Fund
(a)
37,813 1,106
Small-MidCap Dividend Income Fund
(a)
29,356 573
$ 17,928
Principal Funds, Inc. Institutional Class - 33 .83%
Equity Income Fund
(a)
67,486 2,938
High Income Fund
(a)
14,949 125
LargeCap S&P 500 Index Fund
(a)
111,340 3,163
LargeCap Value Fund III
(a)
140,701 2,934
$ 9,160
TOTAL INVESTMENT COMPANIES $ 27,088
Total Investments $ 27,088
Other Assets and Liabilities -  (0.03)% (8)
TOTAL NET ASSETS - 100.00% $ 27,080
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2060 Account
September 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales September 30, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 2,296 $ 781 $ 363 $ 3,141
Core Fixed Income Fund 639 322 238 738
Diversified International Fund 3,096 2,850 429 6,063
Equity Income Fund 1,979 847 254 2,938
Global Emerging Markets Fund — 198 — 211
High Income Fund 219 100 199 125
High Yield Fund — 134 — 135
International Small Company Fund 506 126 75 614
LargeCap Growth Fund I 2,242 784 368 3,120
LargeCap S&P 500 Index Fund 2,118 798 257 3,163
LargeCap Value Fund III 1,942 880 254 2,934
MidCap Fund 447 429 59 926
MidCap Growth Fund III 910 161 1,079 —
MidCap Value Fund I 1,316 230 1,666 —
Origin Emerging Markets Fund 766 167 374 659
Overseas Fund 1,593 262 1,962 —
Real Estate Securities Fund 499 137 61 642
SmallCap Fund — 1,072 — 1,106
SmallCap Growth Fund I 419 113 569 —
SmallCap Value Fund II 449 114 579 —
Small-MidCap Dividend Income Fund — 557 — 573
$ 21,436 $ 11,062 $ 8,786 $ 27,088
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 1 $ — $ 426
Core Fixed Income Fund 16 1 — 14
Diversified International Fund — — — 546
Equity Income Fund 34 — — 366
Global Emerging Markets Fund — — — 13
High Income Fund 11 — — 5
High Yield Fund — — — 1
International Small Company Fund — — — 57
LargeCap Growth Fund I — — — 462
LargeCap S&P 500 Index Fund — — — 504
LargeCap Value Fund III — — — 366
MidCap Fund — — — 109
MidCap Growth Fund III — (56) — 64
MidCap Value Fund I — 172 — (52)
Origin Emerging Markets Fund — 9 — 91
Overseas Fund — 220 — (113)
Real Estate Securities Fund 11 — — 67
SmallCap Fund — — — 34
SmallCap Growth Fund I — 43 — (6)
SmallCap Value Fund II — 37 — (21)
Small-MidCap Dividend Income Fund 2 — — 16
$ 74 $ 427 $ — $ 2,949
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Account
September 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 61 .50%
Blue Chip Fund
(a)
48,458 $ 2,260
Core Fixed Income Fund
(a)
2,095,257 18,417
Diversified International Fund
(a)
291,599 4,345
Diversified Real Asset Fund
(a)
106,406 1,260
Global Emerging Markets Fund
(a)
5,164 143
High Yield Fund
(a)
297,305 2,031
International Small Company Fund
(a)
39,594 440
LargeCap Growth Fund I
(a)
107,000 2,239
MidCap Fund
(a)
14,011 644
Origin Emerging Markets Fund
(a)
44,619 490
SmallCap Fund
(a)
27,502 804
Small-MidCap Dividend Income Fund
(a)
23,467 458
$ 33,531
Principal Funds, Inc. Institutional Class - 38 .51%
Equity Income Fund
(a)
48,032 2,091
High Income Fund
(a)
241,254 2,019
Inflation Protection Fund
(a)
395,172 3,173
LargeCap S&P 500 Index Fund
(a)
79,801 2,267
LargeCap Value Fund III
(a)
100,267 2,091
Short-Term Income Fund
(a)
774,077 9,359
$ 21,000
TOTAL INVESTMENT COMPANIES $ 54,531
Total Investments $ 54,531
Other Assets and Liabilities -  (0.01)% (6)
TOTAL NET ASSETS - 100.00% $ 54,525
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime Strategic Income Account
September 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales September 30, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 2,234 $ 338 $ 660 $ 2,260
Core Fixed Income Fund 18,865 3,273 4,061 18,417
Diversified International Fund 2,883 1,861 830 4,345
Diversified Real Asset Fund 1,309 160 291 1,260
Equity Income Fund 1,873 392 457 2,091
Global Emerging Markets Fund — 134 — 143
High Income Fund 3,756 795 2,598 2,019
High Yield Fund — 2,020 — 2,031
Inflation Protection Fund 3,399 456 829 3,173
International Small Company Fund 473 52 128 440
LargeCap Growth Fund I 2,174 339 652 2,239
LargeCap S&P 500 Index Fund 2,045 339 521 2,267
LargeCap Value Fund III 1,833 437 465 2,091
MidCap Fund 347 321 98 644
MidCap Growth Fund III 934 66 1,012 —
MidCap Value Fund I 1,246 92 1,440 —
Origin Emerging Markets Fund 737 61 390 490
Overseas Fund 1,590 105 1,770 —
Short-Term Income Fund 9,377 1,761 1,979 9,359
SmallCap Fund — 779 — 804
SmallCap Growth Fund I 377 62 468 —
SmallCap Value Fund II 412 64 487 —
Small-MidCap Dividend Income Fund — 445 — 458
$ 55,864 $ 14,352 $ 19,136 $ 54,531
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 155 $ — $ 193
Core Fixed Income Fund 474 (196) — 536
Diversified International Fund — 10 — 421
Diversified Real Asset Fund 23 (3) — 85
Equity Income Fund 26 (13) — 296
Global Emerging Markets Fund — — — 9
High Income Fund 188 (256) — 322
High Yield Fund 7 — — 11
Inflation Protection Fund — (1) — 148
International Small Company Fund — — — 43
LargeCap Growth Fund I — (36) — 414
LargeCap S&P 500 Index Fund — — — 404
LargeCap Value Fund III — 2 — 284
MidCap Fund — 3 — 71
MidCap Growth Fund III — 129 — (117)
MidCap Value Fund I — 192 — (90)
Origin Emerging Markets Fund — (31) — 113
Overseas Fund — 412 — (337)
Short-Term Income Fund 252 (12) — 212
SmallCap Fund — — — 25
SmallCap Growth Fund I — 156 — (127)
SmallCap Value Fund II — 147 — (136)
Small-MidCap Dividend Income Fund 2 — — 13
$ 972 $ 658 $ — $ 2,793
Amounts in thousands.

Schedule of Investments
Real Estate Securities Account
September 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .28 % Shares Held Value (000's)
Money Market Funds - 0 .28%
Principal Government Money Market Fund - Class
R-6 4.91%
(a),(b)
450,722 $ 451
TOTAL INVESTMENT COMPANIES $ 451
COMMON STOCKS - 99 .31 % Shares Held Value (000's)
Entertainment - 0 .48%
Marriott Vacations Worldwide Corp 10,497 $ 771
REITs - 98 .83%
Alexandria Real Estate Equities Inc 20,119 2,389
American Healthcare REIT Inc 70,065 1,829
American Homes 4 Rent 109,775 4,214
American Tower Corp 71,147 16,546
Americold Realty Trust Inc 119,616 3,381
AvalonBay Communities Inc 35,871 8,080
Broadstone Net Lease Inc 119,104 2,257
Cousins Properties Inc 77,319 2,279
DiamondRock Hospitality Co 107,170 936
Digital Realty Trust Inc 30,470 4,931
Equinix Inc 13,281 11,789
Equity LifeStyle Properties Inc 3,399 242
Equity Residential 54,171 4,034
Essex Property Trust Inc 9,707 2,868
Extra Space Storage Inc 47,330 8,528
Gaming and Leisure Properties Inc 60,207 3,098
InvenTrust Properties Corp 47,997 1,362
Invitation Homes Inc 147,455 5,199
Kilroy Realty Corp 36,091 1,397
Lineage Inc 15,846 1,242
National Health Investors Inc 18,743 1,575
NETSTREIT Corp 42,639 705
NNN REIT Inc 53,402 2,589
Prologis Inc 75,213 9,498
Regency Centers Corp 74,953 5,414
Rexford Industrial Realty Inc 65,870 3,314
Ryman Hospitality Properties Inc 24,061 2,580
Sabra Health Care REIT Inc 170,012 3,164
Saul Centers Inc 6,532 274
SBA Communications Corp 25,027 6,024
Simon Property Group Inc 8,097 1,369
Sun Communities Inc 20,466 2,766
Terreno Realty Corp 43,591 2,913
Ventas Inc 149,503 9,588
VICI Properties Inc 173,408 5,776
Vornado Realty Trust 18,918 745
Welltower Inc 89,406 11,447
Weyerhaeuser Co 40,947 1,386
$ 157,728
TOTAL COMMON STOCKS $ 158,499
Total Investments $ 158,950
Other Assets and Liabilities -  0.41% 653
TOTAL NET ASSETS - 100.00% $ 159,603
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2023 Purchases Sales September 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.91% $ 226 $ 18,846 $ 18,621 $ 451
$ 226 $ 18,846 $ 18,621 $ 451
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.91% $ 30 $ — $ — $ —
$ 30 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
September 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Money Market Funds - 0 .82%
Principal Government Money Market Fund - Class
R-6 4.91%
(a),(b)
4,993,275 $ 4,993
Principal Exchange-Traded Funds - 14 .89%
Principal U.S. Mega-Cap ETF
(a)
1,276,807 72,765
Principal U.S. Small-Cap ETF
(a)
348,600 18,117
$ 90,882
Principal Funds, Inc. Class R-6 - 44 .05%
Blue Chip Fund
(a)
998,164 46,545
Core Fixed Income Fund
(a)
11,563,492 101,643
Diversified International Fund
(a)
1,369,912 20,412
Diversified Real Asset Fund
(a)
1,558,036 18,447
Global Emerging Markets Fund
(a)
214,021 5,913
High Yield Fund
(a)
2,352,176 16,065
International Equity Index Fund
(a)
224,165 2,813
International Small Company Fund
(a)
521,581 5,800
LargeCap Growth Fund I
(a)
957,627 20,043
Origin Emerging Markets Fund
(a)
547,177 6,008
Small-MidCap Dividend Income Fund
(a)
431,985 8,437
Spectrum Preferred and Capital Securities Income
Fund
(a)
1,805,331 16,844
$ 268,970
Principal Funds, Inc. Institutional Class - 29 .36%
Bond Market Index Fund
(a)
2,866,446 25,425
Finisterre Emerging Markets Total Return Bond
Fund
(a)
870,475 7,921
Inflation Protection Fund
(a)
1,541,610 12,379
LargeCap S&P 500 Index Fund
(a)
443,744 12,607
LargeCap Value Fund III
(a)
1,647,031 34,341
Overseas Fund
(a)
1,716,133 20,268
Principal Capital Appreciation Fund
(a)
661,622 55,907
Short-Term Income Fund
(a)
863,744 10,443
$ 179,291
Principal Variable Contracts Funds, Inc.  Class 1 - 10 .90%
Equity Income Account
(a)
1,423,895 44,639
Government & High Quality Bond Account
(a)
892,417 7,612
MidCap Account
(a)
114,509 7,904
Real Estate Securities Account
(a)
328,250 6,417
$ 66,572
TOTAL INVESTMENT COMPANIES $ 610,708
Total Investments $ 610,708
Other Assets and Liabilities -  (0.02)% (135)
TOTAL NET ASSETS - 100.00% $ 610,573
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Balanced Portfolio
September 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales September 30, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 51,944 $ 600 $ 14,187 $ 46,545
Bond Market Index Fund 26,612 2,541 4,862 25,425
Core Fixed Income Fund 85,913 19,840 6,130 101,643
Diversified International Fund 22,363 219 4,995 20,412
Diversified Real Asset Fund 18,415 1,343 2,603 18,447
Equity Income Account 42,827 2,101 5,909 44,639
Finisterre Emerging Markets Total Return Bond Fund 7,888 765 947 7,921
Global Emerging Markets Fund — 5,770 — 5,913
Government & High Quality Bond Account 8,314 411 1,211 7,612
High Yield Fund 22,218 1,520 8,138 16,065
Inflation Protection Fund 10,156 2,268 594 12,379
International Equity Index Fund 3,005 83 620 2,813
International Small Company Fund 5,934 71 781 5,800
LargeCap Growth Fund I 20,361 219 4,251 20,043
LargeCap S&P 500 Index Fund 12,393 222 2,464 12,607
LargeCap Value Fund III 21,904 10,582 2,497 34,341
MidCap Account 9,607 833 3,470 7,904
Origin Emerging Markets Fund 12,950 8 8,441 6,008
Overseas Fund 17,096 2,743 1,651 20,268
Principal Capital Appreciation Fund 55,621 747 11,927 55,907
Principal Government Money Market Fund - Class R-6 4.91% 3,115 3,026 1,148 4,993
Principal U.S. Mega-Cap ETF 69,009 — 10,168 72,765
Principal U.S. Small-Cap ETF 16,025 — — 18,117
Real Estate Securities Account 6,088 563 708 6,417
Short-Term Income Fund 11,181 549 1,519 10,443
Small-MidCap Dividend Income Fund 12,186 241 4,983 8,437
Spectrum Preferred and Capital Securities Income Fund 17,289 952 2,360 16,844
$ 590,414 $ 58,217 $ 106,564 $ 610,708
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 9,483 $ — $ (1,295)
Bond Market Index Fund — (70) — 1,204
Core Fixed Income Fund 2,428 (751) — 2,771
Diversified International Fund — 779 — 2,046
Diversified Real Asset Fund 359 (262) — 1,554
Equity Income Account 886 2,005 409 3,615
Finisterre Emerging Markets Total Return Bond Fund 424 (173) — 388
Global Emerging Markets Fund — — — 143
Government & High Quality Bond Account 233 (43) — 141
High Yield Fund 1,062 (122) — 587
Inflation Protection Fund — (77) — 626
International Equity Index Fund — 32 — 313
International Small Company Fund — 35 — 541
LargeCap Growth Fund I — (229) — 3,943
LargeCap S&P 500 Index Fund — 361 — 2,095
LargeCap Value Fund III — (1) — 4,353
MidCap Account 19 753 660 181
Origin Emerging Markets Fund — (514) — 2,005
Overseas Fund — 33 — 2,047
Principal Capital Appreciation Fund — 1,558 — 9,908
Principal Government Money Market Fund - Class R-6 4.91% 187 — — —
Principal U.S. Mega-Cap ETF 424 1,503 — 12,421
Principal U.S. Small-Cap ETF 68 — — 2,092
Real Estate Securities Account 143 10 184 464
Short-Term Income Fund 300 (30) — 262
Small-MidCap Dividend Income Fund 108 520 — 473
Spectrum Preferred and Capital Securities Income Fund 661 (267) — 1,230
$ 7,302 $ 14,533 $ 1,253 $ 54,108
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
September 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Money Market Funds - 0 .93%
Principal Government Money Market Fund - Class
R-6 4.91%
(a),(b)
1,591,020 $ 1,591
Principal Exchange-Traded Funds - 9 .69%
Principal U.S. Mega-Cap ETF
(a)
233,030 13,280
Principal U.S. Small-Cap ETF
(a)
64,200 3,337
$ 16,617
Principal Funds, Inc. Class R-6 - 50 .15%
Blue Chip Fund
(a)
206,225 9,616
Core Fixed Income Fund
(a)
5,503,045 48,372
Diversified International Fund
(a)
283,165 4,219
Diversified Real Asset Fund
(a)
364,940 4,321
Global Emerging Markets Fund
(a)
45,904 1,268
High Yield Fund
(a)
715,227 4,885
International Equity Index Fund
(a)
62,420 784
International Small Company Fund
(a)
83,989 934
LargeCap Growth Fund I
(a)
97,291 2,036
Origin Emerging Markets Fund
(a)
70,103 770
Small-MidCap Dividend Income Fund
(a)
120,169 2,347
Spectrum Preferred and Capital Securities Income
Fund
(a)
689,521 6,433
$ 85,985
Principal Funds, Inc. Institutional Class - 29 .46%
Bond Market Index Fund
(a)
1,934,715 17,161
Finisterre Emerging Markets Total Return Bond
Fund
(a)
412,250 3,751
Inflation Protection Fund
(a)
801,119 6,433
LargeCap S&P 500 Index Fund
(a)
91,093 2,588
LargeCap Value Fund III
(a)
147,942 3,085
Overseas Fund
(a)
237,708 2,807
Principal Capital Appreciation Fund
(a)
121,428 10,261
Short-Term Income Fund
(a)
365,777 4,422
$ 50,508
Principal Variable Contracts Funds, Inc.  Class 1 - 9 .79%
Equity Income Account
(a)
350,707 10,995
Government & High Quality Bond Account
(a)
480,252 4,096
Real Estate Securities Account
(a)
86,385 1,689
$ 16,780
TOTAL INVESTMENT COMPANIES $ 171,481
Total Investments $ 171,481
Other Assets and Liabilities -  (0.02)% (41)
TOTAL NET ASSETS - 100.00% $ 171,440
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Conservative Balanced Portfolio
September 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales September 30, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 9,567 $ 315 $ 1,835 $ 9,616
Bond Market Index Fund 18,015 1,533 3,086 17,161
Core Fixed Income Fund 41,677 8,653 2,939 48,372
Diversified International Fund 4,126 177 630 4,219
Diversified Real Asset Fund 4,602 161 731 4,321
Equity Income Account 10,315 883 1,565 10,995
Finisterre Emerging Markets Total Return Bond Fund 3,827 420 594 3,751
Global Emerging Markets Fund — 1,240 — 1,268
Government & High Quality Bond Account 3,976 539 469 4,096
High Yield Fund 7,009 697 2,967 4,885
Inflation Protection Fund 6,077 766 699 6,433
International Equity Index Fund 863 73 249 784
International Small Company Fund 1,012 77 249 934
LargeCap Growth Fund I 2,047 59 440 2,036
LargeCap S&P 500 Index Fund 2,538 132 589 2,588
LargeCap Value Fund III 2,029 1,017 371 3,085
MidCap Account 1,705 1 1,814 —
Origin Emerging Markets Fund 2,264 — 1,756 770
Overseas Fund 1,680 1,145 321 2,807
Principal Capital Appreciation Fund 10,080 479 2,354 10,261
Principal Government Money Market Fund - Class R-6 4.91% 1,227 567 203 1,591
Principal U.S. Mega-Cap ETF 13,375 — 2,720 13,280
Principal U.S. Small-Cap ETF 2,951 — — 3,337
Real Estate Securities Account 1,279 436 153 1,689
Short-Term Income Fund 4,271 580 524 4,422
Small-MidCap Dividend Income Fund 2,418 170 485 2,347
Spectrum Preferred and Capital Securities Income Fund 6,423 586 936 6,433
$ 165,353 $ 20,706 $ 28,679 $ 171,481
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 843 $ — $ 726
Bond Market Index Fund — (159) — 858
Core Fixed Income Fund 1,178 (373) — 1,354
Diversified International Fund — 61 — 485
Diversified Real Asset Fund 82 (80) — 369
Equity Income Account 216 134 100 1,228
Finisterre Emerging Markets Total Return Bond Fund 200 (111) — 209
Global Emerging Markets Fund — — — 28
Government & High Quality Bond Account 122 (20) — 70
High Yield Fund 336 74 — 72
Inflation Protection Fund — (91) — 380
International Equity Index Fund — 11 — 86
International Small Company Fund — 8 — 86
LargeCap Growth Fund I — 68 — 302
LargeCap S&P 500 Index Fund — 80 — 427
LargeCap Value Fund III — 10 — 400
MidCap Account — 415 — (307)
Origin Emerging Markets Fund — (4) — 266
Overseas Fund — 7 — 296
Principal Capital Appreciation Fund — 264 — 1,792
Principal Government Money Market Fund - Class R-6 4.91% 53 — — —
Principal U.S. Mega-Cap ETF 80 412 — 2,213
Principal U.S. Small-Cap ETF 13 — — 386
Real Estate Securities Account 37 (3) 48 130
Short-Term Income Fund 119 (10) — 105
Small-MidCap Dividend Income Fund 29 33 — 211
Spectrum Preferred and Capital Securities Income Fund 248 (111) — 471
$ 2,713 $ 1,458 $ 148 $ 12,643
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
September 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 0 .50%
Principal Government Money Market Fund - Class
R-6 4.91%
(a),(b)
2,131,860 $ 2,132
Principal Exchange-Traded Funds - 16 .48%
Principal U.S. Mega-Cap ETF
(a)
955,311 54,443
Principal U.S. Small-Cap ETF
(a)
299,400 15,560
$ 70,003
Principal Funds, Inc. Class R-6 - 38 .89%
Blue Chip Fund
(a)
991,816 46,248
Core Fixed Income Fund
(a)
3,753,873 32,997
Diversified International Fund
(a)
1,158,153 17,257
Diversified Real Asset Fund
(a)
1,233,940 14,610
Global Emerging Markets Fund
(a)
193,405 5,344
High Yield Fund
(a)
623,301 4,257
International Equity Index Fund
(a)
315,996 3,966
International Small Company Fund
(a)
563,237 6,263
LargeCap Growth Fund I
(a)
877,737 18,371
Origin Emerging Markets Fund
(a)
523,977 5,753
Small-MidCap Dividend Income Fund
(a)
253,701 4,955
Spectrum Preferred and Capital Securities Income
Fund
(a)
547,408 5,107
$ 165,128
Principal Funds, Inc. Institutional Class - 29 .92%
Bond Market Index Fund
(a)
1,218,215 10,806
Finisterre Emerging Markets Total Return Bond
Fund
(a)
316,384 2,879
Inflation Protection Fund
(a)
326,465 2,621
LargeCap S&P 500 Index Fund
(a)
366,383 10,409
LargeCap Value Fund III
(a)
1,487,182 31,008
Overseas Fund
(a)
1,424,571 16,824
Principal Capital Appreciation Fund
(a)
621,366 52,505
$ 127,052
Principal Variable Contracts Funds, Inc.  Class 1 - 14 .24%
Equity Income Account
(a)
1,471,039 46,117
Government & High Quality Bond Account
(a)
257,041 2,192
MidCap Account
(a)
86,036 5,938
Real Estate Securities Account
(a)
317,936 6,216
$ 60,463
TOTAL INVESTMENT COMPANIES $ 424,778
Total Investments $ 424,778
Other Assets and Liabilities -  (0.03)% (118)
TOTAL NET ASSETS - 100.00% $ 424,660
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Conservative Growth Portfolio
September 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales September 30, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 48,081 $ 214 $ 9,874 $ 46,248
Bond Market Index Fund 8,949 2,535 1,141 10,806
Core Fixed Income Fund 24,762 8,499 969 32,997
Diversified International Fund 22,243 120 7,471 17,257
Diversified Real Asset Fund 13,346 1,205 938 14,610
Equity Income Account 40,822 2,237 2,600 46,117
Finisterre Emerging Markets Total Return Bond Fund 2,959 232 388 2,879
Global Emerging Markets Fund — 5,220 — 5,344
Government & High Quality Bond Account 2,416 118 365 2,192
High Yield Fund 5,857 446 2,173 4,257
Inflation Protection Fund 2,539 173 211 2,621
International Equity Index Fund 3,867 61 433 3,966
International Small Company Fund 5,496 538 384 6,263
LargeCap Growth Fund I 17,090 122 2,078 18,371
LargeCap S&P 500 Index Fund 9,838 142 1,563 10,409
LargeCap Value Fund III 19,565 8,861 1,319 31,008
MidCap Account 7,245 555 2,522 5,938
Origin Emerging Markets Fund 10,895 83 6,509 5,753
Overseas Fund 9,484 6,297 743 16,824
Principal Capital Appreciation Fund 47,164 241 5,129 52,505
Principal Government Money Market Fund - Class R-6 4.91% 2,748 1,114 1,730 2,132
Principal U.S. Mega-Cap ETF 48,131 — 3,770 54,443
Principal U.S. Small-Cap ETF 13,763 — — 15,560
Real Estate Securities Account 5,829 520 575 6,216
Small-MidCap Dividend Income Fund 8,317 99 4,069 4,955
Spectrum Preferred and Capital Securities Income Fund 4,939 332 446 5,107
$ 386,345 $ 39,964 $ 57,400 $ 424,778
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 5,092 $ — $ 2,735
Bond Market Index Fund — (32) — 495
Core Fixed Income Fund 765 (167) — 872
Diversified International Fund — 1,038 — 1,327
Diversified Real Asset Fund 272 (100) — 1,097
Equity Income Account 914 205 422 5,453
Finisterre Emerging Markets Total Return Bond Fund 152 (72) — 148
Global Emerging Markets Fund — — — 124
Government & High Quality Bond Account 66 (28) — 51
High Yield Fund 282 (78) — 205
Inflation Protection Fund — (22) — 142
International Equity Index Fund — 22 — 449
International Small Company Fund — 14 — 599
LargeCap Growth Fund I — (191) — 3,428
LargeCap S&P 500 Index Fund — 232 — 1,760
LargeCap Value Fund III — (10) — 3,911
MidCap Account 14 550 488 110
Origin Emerging Markets Fund — 399 — 885
Overseas Fund — (11) — 1,797
Principal Capital Appreciation Fund — 666 — 9,563
Principal Government Money Market Fund - Class R-6 4.91% 122 — — —
Principal U.S. Mega-Cap ETF 309 546 — 9,536
Principal U.S. Small-Cap ETF 59 — — 1,797
Real Estate Securities Account 137 (9) 176 451
Small-MidCap Dividend Income Fund 64 473 — 135
Spectrum Preferred and Capital Securities Income Fund 192 (54) — 336
$ 3,348 $ 8,463 $ 1,086 $ 47,406
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
September 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 0 .67%
Principal Government Money Market Fund - Class
R-6 4.91%
(a),(b)
914,032 $ 914
Principal Exchange-Traded Funds - 9 .22%
Principal Active High Yield ETF
(a)
121,116 2,365
Principal U.S. Mega-Cap ETF
(a)
165,407 9,427
Principal U.S. Small-Cap ETF
(a)
15,000 780
$ 12,572
Principal Funds, Inc. Class R-6 - 47 .47%
Blue Chip Fund
(a)
29,498 1,375
Core Fixed Income Fund
(a)
5,400,396 47,470
Diversified International Fund
(a)
230,472 3,434
Diversified Real Asset Fund
(a)
133,289 1,578
Global Real Estate Securities Fund
(a)
68,729 713
High Yield Fund
(a)
229,779 1,569
LargeCap Growth Fund I
(a)
60,899 1,275
Small-MidCap Dividend Income Fund
(a)
103,669 2,025
Spectrum Preferred and Capital Securities Income
Fund
(a)
567,417 5,294
$ 64,733
Principal Funds, Inc. Institutional Class - 34 .53%
Bond Market Index Fund
(a)
1,829,215 16,225
Finisterre Emerging Markets Total Return Bond
Fund
(a)
747,101 6,799
Inflation Protection Fund
(a)
1,020,777 8,197
LargeCap S&P 500 Index Fund
(a)
48,160 1,368
LargeCap Value Fund III
(a)
145,896 3,042
Overseas Fund
(a)
85,100 1,005
Principal Capital Appreciation Fund
(a)
67,858 5,734
Short-Term Income Fund
(a)
390,105 4,716
$ 47,086
Principal Variable Contracts Funds, Inc.  Class 1 - 8 .14%
Equity Income Account
(a)
141,959 4,450
Government & High Quality Bond Account
(a)
696,821 5,944
Real Estate Securities Account
(a)
36,294 710
$ 11,104
TOTAL INVESTMENT COMPANIES $ 136,409
Total Investments $ 136,409
Other Assets and Liabilities -  (0.03)% (38)
TOTAL NET ASSETS - 100.00% $ 136,371
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Flexible Income Portfolio
September 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales September 30, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 2,640 $ 86 $ 1,695 $ 1,375
Bond Market Index Fund 21,529 1,950 7,839 16,225
Core Fixed Income Fund 41,488 7,714 2,675 47,470
Diversified International Fund 3,499 129 641 3,434
Diversified Real Asset Fund 2,090 33 653 1,578
Equity Income Account 4,368 296 778 4,450
Finisterre Emerging Markets Total Return Bond Fund 3,497 3,883 792 6,799
Global Real Estate Securities Fund 720 29 109 713
Government & High Quality Bond Account 5,864 483 479 5,944
High Yield Fund 4,647 448 3,601 1,569
Inflation Protection Fund 7,473 1,013 660 8,197
LargeCap Growth Fund I 1,282 57 298 1,275
LargeCap S&P 500 Index Fund 1,346 56 298 1,368
LargeCap Value Fund III 1,304 1,749 341 3,042
Origin Emerging Markets Fund 629 — 661 —
Overseas Fund — 1,037 154 1,005
Principal Active High Yield ETF 2,284 — — 2,365
Principal Capital Appreciation Fund 5,786 252 1,439 5,734
Principal Government Money Market Fund - Class R-6 4.91% 720 734 540 914
Principal U.S. Mega-Cap ETF 9,605 — 2,030 9,427
Principal U.S. Small-Cap ETF — 714 — 780
Real Estate Securities Account 704 66 108 710
Short-Term Income Fund 4,764 394 545 4,716
Small-MidCap Dividend Income Fund 4,457 33 2,734 2,025
Spectrum Preferred and Capital Securities Income Fund 5,321 397 723 5,294
$ 136,017 $ 21,553 $ 29,793 $ 136,409
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 688 $ — $ (344)
Bond Market Index Fund — (406) — 991
Core Fixed Income Fund 1,162 (457) — 1,400
Diversified International Fund — 38 — 409
Diversified Real Asset Fund 33 45 — 63
Equity Income Account 88 125 41 439
Finisterre Emerging Markets Total Return Bond Fund 339 (146) — 357
Global Real Estate Securities Fund — 13 — 60
Government & High Quality Bond Account 180 (21) — 97
High Yield Fund 210 173 — (98)
Inflation Protection Fund — (83) — 454
LargeCap Growth Fund I — 45 — 189
LargeCap S&P 500 Index Fund — 38 — 226
LargeCap Value Fund III — 5 — 325
Origin Emerging Markets Fund — (85) — 117
Overseas Fund — 6 — 116
Principal Active High Yield ETF 107 — — 81
Principal Capital Appreciation Fund — 149 — 986
Principal Government Money Market Fund - Class R-6 4.91% 42 — — —
Principal U.S. Mega-Cap ETF 55 288 — 1,564
Principal U.S. Small-Cap ETF 3 — — 66
Real Estate Securities Account 16 (3) 20 51
Short-Term Income Fund 131 (9) — 112
Small-MidCap Dividend Income Fund 28 332 — (63)
Spectrum Preferred and Capital Securities Income Fund 206 (81) — 380
$ 2,600 $ 654 $ 61 $ 7,978
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
September 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 0 .32%
Principal Government Money Market Fund - Class
R-6 4.91%
(a),(b)
1,470,089 $ 1,470
Principal Exchange-Traded Funds - 17 .85%
Principal U.S. Mega-Cap ETF
(a)
1,113,000 63,430
Principal U.S. Small-Cap ETF
(a)
364,100 18,922
$ 82,352
Principal Funds, Inc. Class R-6 - 34 .77%
Blue Chip Fund
(a)
1,232,743 57,483
Diversified International Fund
(a)
1,693,915 25,239
Diversified Real Asset Fund
(a)
1,385,663 16,406
Global Emerging Markets Fund
(a)
265,052 7,324
International Equity Index Fund
(a)
460,068 5,774
International Small Company Fund
(a)
1,006,572 11,193
LargeCap Growth Fund I
(a)
1,111,656 23,267
Origin Emerging Markets Fund
(a)
748,445 8,218
Small-MidCap Dividend Income Fund
(a)
282,286 5,513
$ 160,417
Principal Funds, Inc. Institutional Class - 32 .17%
LargeCap S&P 500 Index Fund
(a)
486,623 13,825
LargeCap Value Fund III
(a)
2,047,429 42,689
Overseas Fund
(a)
2,012,486 23,767
Principal Capital Appreciation Fund
(a)
806,452 68,145
$ 148,426
Principal Variable Contracts Funds, Inc.  Class 1 - 14 .92%
Equity Income Account
(a)
1,852,917 58,089
MidCap Account
(a)
95,241 6,574
Real Estate Securities Account
(a)
212,077 4,146
$ 68,809
TOTAL INVESTMENT COMPANIES $ 461,474
Total Investments $ 461,474
Other Assets and Liabilities -  (0.03)% (134)
TOTAL NET ASSETS - 100.00% $ 461,340
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Strategic Growth Portfolio
September 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales September 30, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 57,171 $ 1,373 $ 10,598 $ 57,483
Diversified International Fund 20,515 2,850 1,072 25,239
Diversified Real Asset Fund 14,594 1,381 685 16,406
Equity Income Account 48,023 5,089 1,910 58,089
Global Emerging Markets Fund — 7,160 — 7,324
International Equity Index Fund 5,108 420 419 5,774
International Small Company Fund 9,694 1,061 647 11,193
LargeCap Growth Fund I 20,647 742 2,136 23,267
LargeCap S&P 500 Index Fund 12,247 627 1,653 13,825
LargeCap Value Fund III 23,568 15,182 1,213 42,689
MidCap Account 8,119 835 3,115 6,574
Origin Emerging Markets Fund 15,286 169 9,125 8,218
Overseas Fund 20,039 2,408 1,052 23,767
Principal Capital Appreciation Fund 58,390 1,756 5,049 68,145
Principal Government Money Market Fund - Class R-6 4.91% 2,691 2,430 3,651 1,470
Principal U.S. Mega-Cap ETF 53,166 — 1,229 63,430
Principal U.S. Small-Cap ETF 16,738 — — 18,922
Real Estate Securities Account 3,451 604 226 4,146
Small-MidCap Dividend Income Fund 10,487 195 5,810 5,513
$ 399,934 $ 44,282 $ 49,590 $ 461,474
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 3,929 $ — $ 5,608
Diversified International Fund — 16 — 2,930
Diversified Real Asset Fund 305 (82) — 1,198
Equity Income Account 1,148 31 530 6,856
Global Emerging Markets Fund — — — 164
International Equity Index Fund — 6 — 659
International Small Company Fund — (118) — 1,203
LargeCap Growth Fund I — 153 — 3,861
LargeCap S&P 500 Index Fund — 170 — 2,434
LargeCap Value Fund III — 4 — 5,148
MidCap Account 15 668 538 67
Origin Emerging Markets Fund — 969 — 919
Overseas Fund — (29) — 2,401
Principal Capital Appreciation Fund — 343 — 12,705
Principal Government Money Market Fund - Class R-6 4.91% 134 — — —
Principal U.S. Mega-Cap ETF 353 183 — 11,310
Principal U.S. Small-Cap ETF 71 — — 2,184
Real Estate Securities Account 91 3 117 314
Small-MidCap Dividend Income Fund 67 599 — 42
$ 2,184 $ 6,845 $ 1,185 $ 60,003
Amounts in thousands.

Schedule of Investments
Short-Term Income Account
September 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .94 % Shares Held Value (000's)
Money Market Funds - 2 .94%
BlackRock Liquidity FedFund - Institutional Class
4.83%
(a),(b)
877,265 $ 877
Principal Government Money Market Fund - Class
R-6 4.91%
(a),(c)
3,201,971 3,202
$ 4,079
TOTAL INVESTMENT COMPANIES $ 4,079
BONDS - 94 .05%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .42%
BAE Systems PLC
5.13%, 03/26/2029
(d)
$ 400 $ 411
Lockheed Martin Corp
4.50%, 02/15/2029 650 662
Northrop Grumman Corp
4.60%, 02/01/2029 500 507
RTX Corp
5.75%, 11/08/2026 375 387
$ 1,967
Agriculture - 0 .68%
Bunge Ltd Finance Corp
1.63%, 08/17/2025 200 195
4.10%, 01/07/2028 250 250
4.20%, 09/17/2029 500 498
$ 943
Airlines - 0 .50%
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 02/15/2029
(d)
481 480
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(d)
221 219
$ 699
Automobile Asset Backed Securities - 5 .31%
AmeriCredit Automobile Receivables Trust 2024-1
5.75%, 02/18/2028 200 201
BMW Vehicle Owner Trust 2023-A
5.72%, 04/27/2026 148 148
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 200 201
Chase Auto Owner Trust 2024-5
4.40%, 11/26/2027
(d)
350 350
CPS Auto Receivables Trust 2023-C
6.13%, 09/15/2026
(d)
110 110
CPS Auto Receivables Trust 2024-A
5.71%, 09/15/2027
(d)
204 204
CPS Auto Receivables Trust 2024-B
5.78%, 01/18/2028
(d)
453 455
CPS Auto Receivables Trust 2024-C
5.88%, 02/15/2028
(d)
254 256
CPS Auto Receivables Trust 2024-D
4.91%, 06/15/2028
(d)
300 300
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033
(d)
475 458
GM Financial Consumer Automobile Receivables
Trust 2023-1
5.19%, 03/16/2026 45 45
GM Financial Consumer Automobile Receivables
Trust 2023-3
5.74%, 09/16/2026 176 176
GM Financial Consumer Automobile Receivables
Trust 2023-4
5.89%, 11/16/2026 421 423
GM Financial Consumer Automobile Receivables
Trust 2024-3
5.35%, 06/16/2027 500 504
Honda Auto Receivables 2023-2 Owner Trust
5.41%, 04/15/2026 215 216
Nissan Auto Receivables 2023-A Owner Trust
5.34%, 02/17/2026 119 119
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(d)
575 571
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
OneMain Direct Auto Receivables Trust 2021-1
0.87%, 07/14/2028
(d)
$ 307 $ 301
OneMain Direct Auto Receivables Trust 2022-1
4.65%, 03/14/2029
(d)
394 394
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033
(d)
200 196
Toyota Auto Loan Extended Note Trust 2023-1
4.93%, 06/25/2036
(d)
400 410
Toyota Auto Receivables 2023-A Owner Trust
5.05%, 01/15/2026 76 76
Westlake Automobile Receivables Trust 2024-1
5.62%, 03/15/2027
(d)
500 502
World Omni Auto Receivables Trust 2023-A
5.77%, 07/15/2026 74 74
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.43%
World Omni Select Auto Trust 2023-A
5.92%, 03/15/2027 168 169
World Omni Select Auto Trust 2024-A
5.37%, 02/15/2028 500 503
$ 7,362
Banks - 16 .18%
Bank of America Corp
1.20%, 10/24/2026
(e)
700 676
Secured Overnight Financing Rate + 1.01%
1.32%, 06/19/2026
(e)
600 585
Secured Overnight Financing Rate + 1.15%
Bank of Ireland Group PLC
5.60%, 03/20/2030
(d),(e)
500 519
Secured Overnight Financing Rate + 1.62%
Bank of Montreal
0.95%, 01/22/2027
(e)
600 573
Secured Overnight Financing Rate + 0.60%
Bank of Nova Scotia/The
1.30%, 09/15/2026 307 291
4.40%, 09/08/2028
(e)
400 401
Secured Overnight Financing Rate + 1.00%
Barclays PLC
2.28%, 11/24/2027
(e)
500 477
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
5.30%, 08/09/2026
(e)
500 502
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
BNP Paribas SA
5.13%, 01/13/2029
(d),(e)
400 408
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%
Canadian Imperial Bank of Commerce
5.93%, 10/02/2026 300 310
5.99%, 10/03/2028 160 170
Citigroup Inc
1.12%, 01/28/2027
(e)
900 861
Secured Overnight Financing Rate + 0.77%
4.54%, 09/19/2030
(e)
400 400
Secured Overnight Financing Rate + 1.34%
5.17%, 02/13/2030
(e)
400 411
Secured Overnight Financing Rate + 1.36%
5.69%, 10/30/2024 400 400
Secured Overnight Financing Rate + 0.69%
Deutsche Bank AG/New York NY
5.41%, 05/10/2029 200 208
6.82%, 11/20/2029
(e)
400 431
Secured Overnight Financing Rate + 2.51%
Fifth Third Bancorp
4.89%, 09/06/2030
(e)
100 101
Secured Overnight Financing Rate + 1.49%

Schedule of Investments
Short-Term Income Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The
2.64%, 02/24/2028
(e)
$ 500 $ 481
Secured Overnight Financing Rate + 1.11%
4.48%, 08/23/2028
(e)
500 503
Secured Overnight Financing Rate + 1.73%
5.63%, 12/09/2026 720 720
Secured Overnight Financing Rate + 0.79%
5.73%, 04/25/2030
(e)
400 420
Secured Overnight Financing Rate + 1.27%
HSBC Holdings PLC
2.63%, 11/07/2025
(e)
200 199
CME Term Secured Overnight Financing
Rate 3 Month + 1.40%
JPMorgan Chase & Co
1.04%, 02/04/2027
(e)
700 669
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(e)
1,400 1,345
Secured Overnight Financing Rate + 0.80%
4.45%, 12/05/2029
(e)
350 352
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
5.57%, 04/22/2028
(e)
300 309
Secured Overnight Financing Rate + 0.93%
5.58%, 04/22/2030
(e)
300 315
Secured Overnight Financing Rate + 1.16%
KeyBank NA/Cleveland OH
5.85%, 11/15/2027
(f)
600 622
Morgan Stanley
1.59%, 05/04/2027
(e)
850 813
Secured Overnight Financing Rate + 0.88%
2.48%, 01/21/2028
(e)
300 288
Secured Overnight Financing Rate + 1.00%
5.05%, 01/28/2027
(e)
250 252
Secured Overnight Financing Rate + 1.30%
5.17%, 01/16/2030
(e)
450 464
Secured Overnight Financing Rate + 1.45%
5.65%, 04/13/2028
(e)
125 129
Secured Overnight Financing Rate + 1.01%
5.66%, 04/18/2030
(e)
300 316
Secured Overnight Financing Rate + 1.26%
NatWest Group PLC
4.96%, 08/15/2030
(e)
400 406
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.22%
6.41%, 11/15/2028 400 404
Secured Overnight Financing Rate + 1.30%
Royal Bank of Canada
0.88%, 01/20/2026 600 576
Societe Generale SA
2.63%, 01/22/2025
(d)
600 595
Toronto-Dominion Bank/The
0.75%, 01/06/2026 600 575
Truist Financial Corp
1.27%, 03/02/2027
(e)
348 332
Secured Overnight Financing Rate + 0.61%
7.16%, 10/30/2029
(e),(f)
500 548
Secured Overnight Financing Rate + 2.45%
UBS Group AG
3.87%, 01/12/2029
(d),(e)
750 734
3 Month USD LIBOR + 1.41%
US Bancorp
5.10%, 07/23/2030
(e)
150 154
Secured Overnight Financing Rate + 1.25%
5.38%, 01/23/2030
(e)
175 182
Secured Overnight Financing Rate + 1.56%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co
2.16%, 02/11/2026
(e)
$ 800 $ 791
CME Term Secured Overnight Financing
Rate 3 Month + 1.01%
2.19%, 04/30/2026
(e)
400 393
Secured Overnight Financing Rate + 2.00%
2.41%, 10/30/2025
(e)
500 499
CME Term Secured Overnight Financing
Rate 3 Month + 1.09%
5.71%, 04/22/2028
(e)
300 310
Secured Overnight Financing Rate + 1.07%
$ 22,420
Beverages - 0 .07%
Constellation Brands Inc
4.80%, 01/15/2029 100 102
Biotechnology - 0 .30%
Amgen Inc
5.15%, 03/02/2028 400 412
Chemicals - 0 .52%
Nutrien Ltd
5.90%, 11/07/2024 450 450
Westlake Corp
3.60%, 08/15/2026 268 265
$ 715
Commercial Mortgage Backed Securities - 9 .24%
Arbor Multifamily Mortgage Securities Trust
2022-MF4
3.27%, 02/15/2055
(d),(g)
470 459
BX 2024-PALM
6.64%, 06/15/2037
(d)
300 300
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.54%
BX Commercial Mortgage Trust 2021-ACNT
6.06%, 11/15/2038
(d)
375 373
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.96%
BX Commercial Mortgage Trust 2021-SOAR
5.88%, 06/15/2038
(d)
263 261
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.78%
BX Commercial Mortgage Trust 2021-VOLT
5.91%, 09/15/2036
(d)
1,000 994
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
BX Commercial Mortgage Trust 2021-XL2
5.90%, 10/15/2038
(d)
641 636
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.80%
BX Commercial Mortgage Trust 2024-AIRC
6.79%, 08/15/2039
(d)
500 501
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
BX Trust 2021-BXMF
5.85%, 10/15/2026
(d)
303 300
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.75%
BX Trust 2021-LGCY
5.72%, 10/15/2036
(d)
300 296
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.62%
ELP Commercial Mortgage Trust 2021-ELP
5.91%, 11/15/2038
(d)
749 743
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.82%
GS Mortgage Securities Corp Trust 2023-SHIP
4.47%, 09/10/2038
(d),(g)
460 456

Schedule of Investments
Short-Term Income Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
JP Morgan Chase Commercial Mortgage Securities
Trust 2021-MHC
6.26%, 04/15/2038
(d)
$ 718 $ 717
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.16%
LBA Trust 2024-7IND
6.54%, 10/15/2041
(d)
300 300
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.44%
LBA Trust 2024-BOLT
6.69%, 06/15/2026
(d)
500 500
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
Life 2021-BMR Mortgage Trust
5.91%, 03/15/2038
(d)
516 507
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
Life 2022-BMR Mortgage Trust
6.39%, 05/15/2039
(d)
800 778
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
MED Commercial Mortgage Trust 2024-MOB
6.69%, 05/15/2041
(d)
500 498
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
MHC Commercial Mortgage Trust 2021-MHC
6.01%, 04/15/2038
(d)
839 835
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.92%
MHC Trust 2021-MHC2
6.06%, 05/15/2038
(d)
590 587
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.96%
MHP 2021-STOR
5.91%, 07/15/2038
(d)
650 645
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
MHP 2022-MHIL
5.91%, 01/15/2027
(d)
456 452
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
OPG Trust 2021-PORT
5.70%, 10/15/2036
(d)
600 594
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.60%
SREIT Trust 2021-MFP
5.94%, 11/15/2038
(d)
574 571
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
WB Commercial Mortgage Trust 2024-HQ
6.13%, 03/15/2040
(d),(g)
500 506
$ 12,809
Computers - 1 .43%
Apple Inc
1.13%, 05/11/2025 1,000 980
Hewlett Packard Enterprise Co
4.40%, 09/25/2027 600 600
4.55%, 10/15/2029 400 399
$ 1,979
Diversified Financial Services - 0 .62%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.65%, 10/29/2024 500 498
6.45%, 04/15/2027 350 367
$ 865
Electric - 7 .93%
AES Corp/The
1.38%, 01/15/2026 900 864
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Alliant Energy Finance LLC
1.40%, 03/15/2026
(d)
$ 150 $ 143
5.95%, 03/30/2029
(d)
500 528
Consumers Energy Co
4.90%, 02/15/2029
(f)
375 387
DTE Energy Co
1.05%, 06/01/2025 250 244
2.53%, 10/01/2024
(g)
478 478
3.40%, 06/15/2029 500 478
Duke Energy Corp
0.90%, 09/15/2025 500 483
Exelon Corp
5.15%, 03/15/2029 320 331
Fortis Inc/Canada
3.06%, 10/04/2026 656 638
NextEra Energy Capital Holdings Inc
4.90%, 02/28/2028 167 171
4.90%, 03/15/2029 500 513
5.75%, 09/01/2025 800 808
6.05%, 03/01/2025 150 151
OGE Energy Corp
5.45%, 05/15/2029 400 417
PacifiCorp
5.10%, 02/15/2029 450 465
Public Service Enterprise Group Inc
0.80%, 08/15/2025
(f)
700 677
5.20%, 04/01/2029 500 518
5.88%, 10/15/2028 350 369
Southern Co/The
5.50%, 03/15/2029 500 524
Southwestern Electric Power Co
1.65%, 03/15/2026 600 579
Tampa Electric Co
4.90%, 03/01/2029 110 113
Tucson Electric Power Co
3.05%, 03/15/2025 100 99
Vistra Operations Co LLC
3.70%, 01/30/2027
(d)
800 784
Xcel Energy Inc
1.75%, 03/15/2027 250 235
$ 10,997
Food - 0 .23%
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
5.13%, 02/01/2028 310 314
Forest Products & Paper - 0 .28%
Georgia-Pacific LLC
1.75%, 09/30/2025
(d)
400 390
Gas - 0 .60%
NiSource Inc
0.95%, 08/15/2025 700 678
5.25%, 03/30/2028 150 154
$ 832
Healthcare - Products - 0 .37%
Solventum Corp
5.40%, 03/01/2029
(d)
500 514
Healthcare - Services - 1 .51%
Centene Corp
4.25%, 12/15/2027 750 737
Cigna Group/The
1.25%, 03/15/2026 208 199
HCA Inc
5.25%, 06/15/2026 1,000 1,007
5.88%, 02/01/2029 150 157
$ 2,100

Schedule of Investments
Short-Term Income Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders - 0 .36%
DR Horton Inc
2.50%, 10/15/2024 $ 500 $ 499
Home Equity Asset Backed Securities - 0 .99%
JP Morgan Mortgage Trust 2023-HE1
7.10%, 11/25/2053
(d)
88 89
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.75%
JP Morgan Mortgage Trust 2023-HE2
7.05%, 03/25/2054
(d)
478 482
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.70%
JP Morgan Mortgage Trust 2023-HE3
6.95%, 05/25/2054
(d)
299 301
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.60%
JP Morgan Mortgage Trust Series 2024-HE3
6.33%, 02/25/2055
(d)
500 500
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.20%
$ 1,372
Insurance - 2 .80%
Aon North America Inc
5.15%, 03/01/2029 700 723
Athene Global Funding
1.72%, 01/07/2025
(d)
400 396
Guardian Life Global Funding
0.88%, 12/10/2025
(d)
500 480
1.10%, 06/23/2025
(d)
600 586
Markel Group Inc
3.50%, 11/01/2027 209 204
New York Life Global Funding
2.00%, 01/22/2025
(d)
500 496
Northwestern Mutual Global Funding
0.80%, 01/14/2026
(d)
500 479
5.07%, 03/25/2027
(d)
500 514
$ 3,878
Internet - 0 .34%
eBay Inc
1.40%, 05/10/2026
(f)
500 478
Machinery - Diversified - 0 .15%
Ingersoll Rand Inc
5.20%, 06/15/2027 200 205
Media - 0 .42%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.91%, 07/23/2025 68 68
6.10%, 06/01/2029 500 517
$ 585
Mining - 0 .46%
Anglo American Capital PLC
5.38%, 04/01/2025
(d)
400 400
Glencore Funding LLC
1.63%, 09/01/2025
(d)
250 244
$ 644
Mortgage Backed Securities - 5 .18%
Chase Home Lending Mortgage Trust Series 2024-2
6.50%, 02/25/2055
(d),(g)
433 440
CHL Mortgage Pass-Through Trust 2003-46
5.76%, 01/19/2034
(g)
9 8
GS Mortgage-Backed Securities Corp Trust
2021-PJ3
2.50%, 08/25/2051
(d),(g)
101 91
J.P. Morgan Mortgage Trust 2023-8
6.00%, 02/25/2054
(d),(g)
1,047 1,057
JP Morgan Mortgage Trust 2004-A3
6.79%, 07/25/2034
(g)
4 3
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 $ 10 $ 9
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(d),(g)
271 248
JP Morgan Mortgage Trust 2023-10
6.00%, 05/25/2054
(d),(g)
391 392
JP Morgan Mortgage Trust Series 2024-CES1
5.92%, 06/25/2054
(d),(g)
574 580
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(d),(g)
136 124
Oceanview Mortgage Trust 2021-3
2.50%, 06/25/2051
(d),(g)
363 324
PHH Mortgage Trust Series 2008-CIM1
7.57%, 06/25/2038 28 26
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.36%
PSMC 2021-3 Trust
2.50%, 08/25/2051
(d),(g)
699 628
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(d),(g)
128 119
Sequoia Mortgage Trust 2021-3
2.50%, 05/25/2051
(d),(g)
355 318
Sequoia Mortgage Trust 2021-4
2.50%, 06/25/2051
(d),(g)
508 454
Sequoia Mortgage Trust 2024-1
6.00%, 01/25/2054
(d),(g)
704 709
Sequoia Mortgage Trust 2024-2
6.00%, 03/25/2054
(d),(g)
231 233
Sequoia Mortgage Trust 2024-4
6.00%, 05/25/2054
(d),(g)
1,076 1,091
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(d),(g)
9 8
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(d),(g)
209 184
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(d),(g)
83 77
Wells Fargo Mortgage Backed Securities 2021-1
Trust
2.50%, 12/25/2050
(d),(g)
60 54
$ 7,177
Office & Business Equipment - 0 .28%
CDW LLC / CDW Finance Corp
2.67%, 12/01/2026 400 385
Oil & Gas - 1 .48%
Chevron USA Inc
0.69%, 08/12/2025 400 388
Diamondback Energy Inc
5.15%, 01/30/2030 350 359
5.20%, 04/18/2027 400 408
Exxon Mobil Corp
2.99%, 03/19/2025 450 447
Occidental Petroleum Corp
5.20%, 08/01/2029 300 305
Phillips 66
3.85%, 04/09/2025 150 149
$ 2,056
Oil & Gas Services - 0 .30%
Schlumberger Holdings Corp
5.00%, 05/29/2027
(d)
200 204
5.00%, 11/15/2029
(d)
200 207
$ 411

Schedule of Investments
Short-Term Income Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities - 16 .19%
37 Capital CLO II
6.59%, 07/15/2034
(d)
$ 300 $ 300
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.29%
720 East CLO V Ltd
6.86%, 07/20/2037
(d)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.53%
AMMC CLO 15 Ltd
6.68%, 01/15/2032
(d)
413 414
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.38%
Bardot CLO Ltd
6.63%, 10/22/2032
(d)
500 501
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.35%
CCG Receivables Trust 2024-1
4.99%, 03/15/2032
(d)
200 201
5.41%, 08/14/2025
(d)
231 231
CF Hippolyta Issuer LLC
1.53%, 03/15/2061
(d)
1,649 1,549
1.69%, 07/15/2060
(d)
450 435
CNH Equipment Trust 2024-B
5.42%, 10/15/2027 200 202
Dell Equipment Finance Trust 2023-2
5.84%, 01/22/2029
(d)
125 125
Dell Equipment Finance Trust 2024-1
5.58%, 03/22/2030
(d)
350 352
Dewolf Park CLO Ltd
6.48%, 10/15/2030
(d)
641 641
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.18%
DLLAA 2023-1 LLC
5.93%, 07/20/2026
(d)
181 182
Dllad 2024-1 LLC
5.50%, 08/20/2027
(d)
300 303
DLLST 2024-1 LLC
5.33%, 01/20/2026
(d)
300 300
Fortress Credit Opportunities XVII CLO Ltd
6.67%, 01/15/2030
(d)
3 3
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.37%
GreatAmerica Leasing Receivables Funding LLC
Series 2024-1
5.32%, 08/17/2026
(d)
500 503
John Deere Owner Trust 2023-B
5.59%, 06/15/2026 209 209
KKR CLO 18 Ltd
6.48%, 07/18/2030
(d)
434 434
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
KKR Lending Partners III Clo LLC
6.92%, 10/20/2030
(d)
82 82
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.64%
7.09%, 10/20/2030
(d)
400 399
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.81%
Kubota Credit Owner Trust 2023-1
5.40%, 02/17/2026
(d)
140 140
Kubota Credit Owner Trust 2023-2
5.61%, 07/15/2026
(d)
389 390
Lake Shore MM CLO II Ltd
6.69%, 10/17/2031
(d)
1,000 999
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.40%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Madison Park Funding XVIII Ltd
6.48%, 10/21/2030
(d)
$ 856 $ 857
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
Maranon Loan Funding 2021-3 Ltd
6.80%, 10/15/2036
(d)
300 300
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.75%
Marathon CLO XIII Ltd
6.50%, 04/15/2032
(d)
998 999
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
MMAF Equipment Finance LLC 2023-A
5.79%, 11/13/2026
(d)
336 338
MVW 2021-1W LLC
1.14%, 01/22/2041
(d)
28 26
MVW 2023-2 LLC
6.18%, 11/20/2040
(d)
399 413
MVW 2024-2 LLC
4.43%, 03/20/2042
(d)
500 498
MVW Owner Trust 2018-1
3.45%, 01/21/2036
(d)
44 44
New Mountain CLO 6 Ltd
0.00%, 10/15/2037
(d),(h),(i)
300 300
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.40%
Oaktree CLO 2019-4 Ltd
6.79%, 07/20/2037
(d)
500 501
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.51%
Oaktree CLO 2024-25 Ltd
6.85%, 04/20/2037
(d)
500 503
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.55%
Palmer Square Loan Funding 2022-1 Ltd
6.35%, 04/15/2030
(d)
209 209
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.05%
Parliament Funding II ltd
6.79%, 10/20/2031
(d)
181 181
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.51%
PFS Financing Corp
2.47%, 02/15/2027
(d)
1,000 991
4.95%, 02/15/2029
(d)
650 661
5.52%, 10/15/2028
(d)
200 205
TCI-Flatiron CLO 2016-1 Ltd
6.39%, 01/17/2032
(d)
319 319
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.10%
T-Mobile US Trust 2022-1
4.91%, 05/22/2028
(d)
1,500 1,501
Trafigura Securitisation Finance PLC
5.98%, 11/15/2027
(d)
750 765
Verizon Master Trust
4.17%, 08/20/2030 250 250
4.35%, 08/20/2032
(d)
250 250
4.49%, 01/22/2029 700 702
4.89%, 04/13/2028 1,000 1,001
5.16%, 06/20/2029 600 609
5.23%, 11/22/2027 550 550
Voya 2012-4 Ltd
6.56%, 10/15/2030
(d)
288 289
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.26%
VSE 2018-A VOI Mortgage LLC
3.56%, 02/20/2036
(d)
27 27
$ 22,434

Schedule of Investments
Short-Term Income Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers - 0 .61%
Graphic Packaging International LLC
1.51%, 04/15/2026
(d)
$ 450 $ 426
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030
(d)
400 413
$ 839
Pharmaceuticals - 1 .77%
AbbVie Inc
2.60%, 11/21/2024 200 199
4.80%, 03/15/2029 500 515
Astrazeneca Finance LLC
4.85%, 02/26/2029 400 413
Bristol-Myers Squibb Co
4.90%, 02/22/2029 500 517
Eli Lilly & Co
4.50%, 02/09/2029 500 512
Pfizer Investment Enterprises Pte Ltd
4.65%, 05/19/2025 300 300
$ 2,456
Pipelines - 3 .55%
Columbia Pipelines Holding Co LLC
6.04%, 08/15/2028
(d)
525 549
6.06%, 08/15/2026
(d)
150 154
Enbridge Inc
5.30%, 04/05/2029 650 673
5.90%, 11/15/2026 525 542
Energy Transfer LP
4.40%, 03/15/2027 250 250
5.55%, 02/15/2028 600 620
Kinder Morgan Inc
5.00%, 02/01/2029 500 511
5.10%, 08/01/2029 200 205
ONEOK Inc
4.25%, 09/24/2027 500 500
4.40%, 10/15/2029 300 299
5.55%, 11/01/2026 300 307
Williams Cos Inc/The
5.40%, 03/02/2026 300 304
$ 4,914
REITs - 2 .32%
American Tower Trust #1
3.65%, 03/15/2048
(d)
270 262
5.49%, 03/15/2053
(d)
500 510
Crown Castle Inc
1.35%, 07/15/2025 250 244
CubeSmart LP
4.00%, 11/15/2025 65 64
Omega Healthcare Investors Inc
4.50%, 01/15/2025 269 269
Public Storage Operating Co
5.59%, 04/16/2027 450 452
Secured Overnight Financing Rate + 0.70%
SBA Tower Trust
1.63%, 05/15/2051
(d)
500 468
1.88%, 07/15/2050
(d)
125 121
2.33%, 07/15/2052
(d)
653 604
2.84%, 01/15/2050
(d)
225 223
$ 3,217
Semiconductors - 1 .03%
Broadcom Inc
5.05%, 07/12/2029 350 361
Micron Technology Inc
6.75%, 11/01/2029 325 357
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 200 197
Texas Instruments Inc
4.60%, 02/08/2029
(f)
500 513
$ 1,428
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software - 1 .23%
Oracle Corp
4.20%, 09/27/2029 $ 400 $ 399
Roper Technologies Inc
1.00%, 09/15/2025 300 291
4.50%, 10/15/2029 300 302
Take-Two Interactive Software Inc
4.95%, 03/28/2028 500 510
5.40%, 06/12/2029 200 207
$ 1,709
Student Loan Asset Backed Securities - 5 .12%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(d)
54 52
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(d)
59 57
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(d)
111 101
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(d)
219 193
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(d)
218 184
Commonbond Student Loan Trust 2021-B-GS
1.17%, 09/25/2051
(d)
277 233
EDvestinU Private Education Loan Issue No 3 LLC
1.80%, 11/25/2045
(d)
126 116
ELFI Graduate Loan Program 2024-A LLC
5.56%, 08/25/2049
(d)
584 599
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(d)
3 3
Navient Private Education Refi Loan Trust 2019-A
3.42%, 01/15/2043
(d)
12 12
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068
(d)
56 54
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069
(d)
93 88
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(d)
97 90
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069
(d)
111 102
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069
(d)
65 61
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069
(d)
79 72
Navient Private Education Refi Loan Trust 2021-B
0.94%, 07/15/2069
(d)
603 545
Navient Private Education Refi Loan Trust 2021-c
1.06%, 10/15/2069
(d)
105 95
Navient Private Education Refi Loan Trust 2021-E
0.97%, 12/16/2069
(d)
277 245
Navient Private Education Refi Loan Trust 2021-F
1.11%, 02/18/2070
(d)
300 267
Navient Private Education Refi Loan Trust 2022-A
2.23%, 07/15/2070
(d)
173 158
Navient Private Education Refi Loan Trust 2023-A
5.51%, 10/15/2071
(d)
205 210
Navient Private Education Refi Loan Trust 2024-A
5.66%, 10/15/2072
(d)
378 389
Navient Student Loan Trust
6.48%, 03/15/2072
(d)
429 444
Nelnet Student Loan Trust 2021-A
1.36%, 04/20/2062
(d)
423 392
Nelnet Student Loan Trust 2021-C
1.32%, 04/20/2062
(d)
134 124
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062
(d)
266 249
SLM Private Credit Student Loan Trust 2004-A
5.61%, 06/15/2033 22 22
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.66%

Schedule of Investments
Short-Term Income Account
September 30, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
SLM Private Credit Student Loan Trust 2006-A
5.50%, 06/15/2039 $ 290 $ 281
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.55%
SLM Private Credit Student Loan Trust 2006-B
5.41%, 12/15/2039 114 110
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.46%
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053
(d)
262 236
SMB Private Education Loan Trust 2021-B
1.31%, 07/17/2051
(d)
266 247
SMB Private Education Loan Trust 2021-D
1.34%, 03/17/2053
(d)
471 436
SMB Private Education Loan Trust 2021-E
1.68%, 02/15/2051
(d)
332 310
SMB Private Education Loan Trust 2022-C
4.48%, 05/16/2050
(d)
327 324
$ 7,101
Telecommunications - 1 .75%
AT&T Inc
1.70%, 03/25/2026 700 674
Cisco Systems Inc
4.85%, 02/26/2029 500 517
Crown Castle Towers LLC
3.66%, 05/15/2045
(d)
100 99
4.24%, 07/15/2048
(d)
290 284
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
4.74%, 09/20/2029
(d)
144 144
5.15%, 03/20/2028
(d)
700 707
$ 2,425
Transportation - 0 .53%
Canadian Pacific Railway Co
1.35%, 12/02/2024 350 348
Ryder System Inc
1.75%, 09/01/2026 400 380
$ 728
TOTAL BONDS $ 130,361
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 3 .43%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .00%
6.88%, 09/01/2035 $ 3 $ 4
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.25%
Federal National Mortgage Association (FNMA) - 0 .02%
6.02%, 12/01/2032 2 2
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.64%
6.13%, 01/01/2035 3 2
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.75%
6.60%, 02/01/2037 4 6
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.04%
7.18%, 04/01/2033 6 6
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 6-Month + 1.51%
7.37%, 08/01/2034 1 1
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.63%
7.54%, 07/01/2034 3 3
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.58%
$ 20
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury - 3 .41%
2.25%, 11/15/2027 $ 800 $ 769
2.63%, 02/15/2029 550 529
3.25%, 06/30/2029 400 394
4.50%, 07/15/2026 1,000 1,014
5.00%, 09/30/2025 2,000 2,019
$ 4,725
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 4,749
Total Investments $ 139,189
Other Assets and Liabilities -  (0.42)% (582)
TOTAL NET ASSETS - 100.00% $ 138,607
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $877 or
0.63% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $66,113 or 47.70% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $839 or 0.61% of net assets.
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Security purchased on a when-issued basis.
(i) Non-income producing security

Schedule of Investments
Short-Term Income Account
September 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales September 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.91% $ 3,770 $ 49,083 $ 49,651 $ 3,202
$ 3,770 $ 49,083 $ 49,651 $ 3,202
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.91% $ 167 $ — $ — $ —
$ 167 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 5 Year Note; December 2024 Long 103 $ 11,318 $ 5
Total $ 5
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Account
September 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .94 % Shares Held Value (000's)
Money Market Funds - 0 .94%
BlackRock Liquidity FedFund - Institutional Class
4.83%
(a),(b)
77,762 $ 78
Principal Government Money Market Fund - Class
R-6 4.91%
(a),(c)
1,588,501 1,589
$ 1,667
TOTAL INVESTMENT COMPANIES $ 1,667
COMMON STOCKS - 99 .08 % Shares Held Value (000's)
Aerospace & Defense - 0 .69%
AAR Corp
(d)
18,700 $ 1,222
Agriculture - 1 .37%
Darling Ingredients Inc
(d)
33,700 1,252
Vital Farms Inc
(d)
33,800 1,186
$ 2,438
Apparel - 0 .89%
PVH Corp 15,700 1,583
Automobile Parts & Equipment - 0 .56%
Visteon Corp
(d)
10,400 990
Banks - 9 .44%
Ameris Bancorp 28,800 1,797
First Horizon Corp 112,400 1,746
First Merchants Corp 23,600 878
FNB Corp/PA 128,958 1,820
Independent Bank Corp/MI 18,700 624
National Bank Holdings Corp 17,000 716
Pinnacle Financial Partners Inc 18,600 1,822
Popular Inc 26,600 2,667
Trustmark Corp 18,100 576
UMB Financial Corp 25,700 2,701
Webster Financial Corp 15,007 699
Wintrust Financial Corp 7,300 792
$ 16,838
Biotechnology - 7 .70%
Bicycle Therapeutics PLC ADR
(d)
15,200 344
Bridgebio Pharma Inc
(d)
36,800 937
Cellectis SA ADR
(d)
27,400 59
Denali Therapeutics Inc
(d)
40,700 1,185
Immunocore Holdings PLC ADR
(d)
17,500 545
Immunovant Inc
(d)
28,900 824
Insmed Inc
(d)
60,247 4,398
Intra-Cellular Therapies Inc
(d)
18,700 1,368
Iovance Biotherapeutics Inc
(d)
132,200 1,241
SpringWorks Therapeutics Inc
(d)
30,200 968
Structure Therapeutics Inc ADR
(d),(e)
18,100 794
Viking Therapeutics Inc
(d)
16,800 1,064
$ 13,727
Building Materials - 4 .66%
Modine Manufacturing Co
(d)
29,100 3,864
SPX Technologies Inc
(d)
6,300 1,005
Summit Materials Inc
(d)
48,500 1,893
Trex Co Inc
(d)
23,300 1,551
$ 8,313
Chemicals - 0 .74%
Arcadium Lithium PLC
(d)
135,698 387
Koppers Holdings Inc 25,500 931
$ 1,318
Commercial Services - 2 .36%
Huron Consulting Group Inc
(d)
9,800 1,065
Progyny Inc
(d)
12,300 206
Remitly Global Inc
(d)
58,600 785
Verra Mobility Corp
(d)
77,500 2,155
$ 4,211
Computers - 3 .16%
Parsons Corp
(d)
29,800 3,089
Varonis Systems Inc
(d)
45,200 2,554
$ 5,643
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 1 .44%
Core & Main Inc
(d)
15,100 $ 671
WESCO International Inc 11,300 1,898
$ 2,569
Diversified Financial Services - 4 .65%
Janus Henderson Group PLC 52,200 1,987
Lazard Inc 56,700 2,857
Marex Group PLC 16,000 378
OneMain Holdings Inc 22,800 1,073
Stifel Financial Corp 21,200 1,991
$ 8,286
Electric - 1 .14%
Portland General Electric Co 42,600 2,041
Electrical Components & Equipment - 1 .06%
EnerSys 18,500 1,888
Electronics - 2 .62%
Advanced Energy Industries Inc 15,900 1,673
TD SYNNEX Corp 14,132 1,697
Vishay Intertechnology Inc 68,900 1,303
$ 4,673
Engineering & Construction - 2 .83%
Dycom Industries Inc
(d)
12,900 2,543
MYR Group Inc
(d)
8,400 859
Sterling Infrastructure Inc
(d)
10,000 1,450
TopBuild Corp
(d)
500 203
$ 5,055
Entertainment - 1 .95%
Caesars Entertainment Inc
(d)
27,400 1,144
TKO Group Holdings Inc
(d)
18,900 2,338
$ 3,482
Food - 1 .33%
Performance Food Group Co
(d)
30,300 2,375
Gas - 1 .20%
Southwest Gas Holdings Inc 29,100 2,146
Hand & Machine Tools - 1 .39%
Regal Rexnord Corp 15,000 2,488
Healthcare - Products - 3 .44%
Castle Biosciences Inc
(d)
46,600 1,329
Exact Sciences Corp
(d)
27,800 1,894
Natera Inc
(d)
22,899 2,907
$ 6,130
Healthcare - Services - 3 .00%
Acadia Healthcare Co Inc
(d)
12,400 786
Addus HomeCare Corp
(d)
11,400 1,517
LifeStance Health Group Inc
(d)
121,300 849
RadNet Inc
(d)
31,600 2,193
$ 5,345
Home Builders - 2 .28%
Forestar Group Inc
(d)
11,100 359
Taylor Morrison Home Corp
(d)
52,700 3,703
$ 4,062
Insurance - 3 .63%
Abacus Life Inc
(d)
28,562 289
CNO Financial Group Inc 42,071 1,477
Essent Group Ltd 25,100 1,614
Hanover Insurance Group Inc/The 6,900 1,022
Lincoln National Corp 66,000 2,079
$ 6,481
Internet - 0 .05%
Lulu's Fashion Lounge Holdings Inc
(d)
57,200 92
Iron & Steel - 1 .20%
Commercial Metals Co 39,000 2,143
Leisure Products & Services - 1 .40%
Life Time Group Holdings Inc
(d)
87,100 2,127
Lindblad Expeditions Holdings Inc
(d)
40,900 378
$ 2,505

Schedule of Investments
SmallCap Account
September 30, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 3 .77%
Chart Industries Inc
(d)
20,600 $ 2,557
Middleby Corp/The
(d)
15,200 2,115
Zurn Elkay Water Solutions Corp 57,200 2,056
$ 6,728
Miscellaneous Manufacturers - 0 .46%
Fabrinet
(d)
3,440 813
Oil & Gas - 2 .68%
Chord Energy Corp 11,400 1,485
Civitas Resources Inc 28,300 1,434
Patterson-UTI Energy Inc 106,800 817
Valaris Ltd
(d)
18,700 1,042
$ 4,778
Oil & Gas Services - 1 .04%
ChampionX Corp 47,800 1,441
Helix Energy Solutions Group Inc
(d)
37,500 416
$ 1,857
Packaging & Containers - 1 .26%
Graphic Packaging Holding Co 75,900 2,246
Pharmaceuticals - 1 .97%
BellRing Brands Inc
(d)
15,100 917
Collegium Pharmaceutical Inc
(d)
48,400 1,870
Dexcom Inc
(d)
10,800 724
$ 3,511
Real Estate - 0 .54%
Newmark Group Inc 61,913 962
REITs - 5 .22%
Agree Realty Corp 35,600 2,682
Cousins Properties Inc 47,800 1,409
First Industrial Realty Trust Inc 34,800 1,948
Ladder Capital Corp 61,300 711
Rexford Industrial Realty Inc 50,800 2,556
$ 9,306
Retail - 3 .57%
American Eagle Outfitters Inc 40,700 911
BJ's Wholesale Club Holdings Inc
(d)
26,600 2,194
Bloomin' Brands Inc 62,500 1,033
Caleres Inc 47,500 1,570
Portillo's Inc
(d)
48,400 652
$ 6,360
Semiconductors - 2 .14%
Allegro MicroSystems Inc
(d)
49,900 1,163
Entegris Inc 12,700 1,429
SiTime Corp
(d)
7,100 1,218
$ 3,810
Software - 6 .85%
Aspen Technology Inc
(d)
3,344 799
Bentley Systems Inc 9,400 478
DigitalOcean Holdings Inc
(d)
27,000 1,090
DoubleVerify Holdings Inc
(d)
32,700 551
Duolingo Inc
(d)
4,000 1,128
Jamf Holding Corp
(d)
37,400 649
JFrog Ltd
(d)
41,000 1,191
Manhattan Associates Inc
(d)
9,100 2,560
Privia Health Group Inc
(d)
74,000 1,347
Progress Software Corp 18,900 1,273
Sophia Genetics SA
(d)
52,700 192
Sprout Social Inc
(d)
33,037 960
$ 12,218
Telecommunications - 0 .89%
Credo Technology Group Holding Ltd
(d)
51,675 1,592
Transportation - 2 .22%
Hub Group Inc 27,700 1,259
Teekay Tankers Ltd 28,500 1,660
World Kinect Corp 33,800 1,045
$ 3,964
COMMON STOCKS (continued) Shares Held Value (000’s)
Water - 0 .29%
American States Water Co 6,177 $ 514
TOTAL COMMON STOCKS $ 176,703
Total Investments $ 178,370
Other Assets and Liabilities -  (0.02)% (30)
TOTAL NET ASSETS - 100.00% $ 178,340
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $78 or
0.04% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $80 or 0.04% of net assets.

Schedule of Investments
SmallCap Account
September 30, 2024 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales September 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.91% $ 1,302 $ 31,164 $ 30,877 $ 1,589
$ 1,302 $ 31,164 $ 30,877 $ 1,589
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.91% $ 66 $ — $ — $ —
$ 66 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
U.S. LargeCap Buffer April Account
September 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 94 .63 % Shares Held Value (000's)
Exchange-Traded Funds - 94 .37%
iShares Core S&P 500 ETF
(a)
45,764 $ 26,398
SPDR Portfolio S&P 500 ETF
(a)
101,662 6,863
SPDR S&P 500 ETF Trust
(a)
9,165 5,259
Vanguard S&P 500 ETF
(a)
14,979 7,904
$ 46,424
Money Market Funds - 0 .26%
Principal Government Money Market Fund - Class
R-6 4.91%
(b),(c)
129,348 129
TOTAL INVESTMENT COMPANIES $ 46,553
TOTAL PURCHASED OPTIONS - 14.12% $ 6,946
Total Investments $ 53,499
Other Assets and Liabilities -  (8.75)% (4,305)
TOTAL NET ASSETS - 100.00% $ 49,194
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$34,882 or 70.91% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2023 Purchases Sales September 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.91% $ 14 $ 75,345 $ 75,230 $ 129
$ 14 $ 75,345 $ 75,230 $ 129
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.91% $ 32 $ — $ — $ —
$ 32 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 107 $ 11 $ 5 .25 04/01/2025 $ 5,480 $ 6,086 $ 606
Put - S&P 500 Mini Index
(a)
N/A 919 92 $ 525 .44 04/01/2025 2,368 860 (1,508)
Total $ 7,848 $ 6,946 $ (902)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 256 $ 26 $ 577 .98 04/01/2025 $ (349) $ (737) $ (388)
Put - S&P 500 Mini Index
(a)
N/A 919 92 $ 472 .90 04/01/2025 (1,184) (439) 745
Total $ (1,533) $ (1,176) $ 357
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Schedule of Investments
U.S. LargeCap Buffer January Account
September 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 90 .47 % Shares Held Value (000's)
Exchange-Traded Funds - 90 .47%
iShares Core S&P 500 ETF
(a)
16,808 $ 9,695
SPDR Portfolio S&P 500 ETF 37,347 2,521
SPDR S&P 500 ETF Trust
(a)
3,342 1,918
Vanguard S&P 500 ETF
(a)
5,483 2,893
$ 17,027
Money Market Funds - 0 .00%
Principal Government Money Market Fund - Class
R-6 4.91%
(b),(c)
100 —
TOTAL INVESTMENT COMPANIES $ 17,027
TOTAL PURCHASED OPTIONS - 13.73% $ 2,584
Total Investments $ 19,611
Other Assets and Liabilities -  (4.20)% (790)
TOTAL NET ASSETS - 100.00% $ 18,821
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$9,226 or 49.02% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2023 Purchases Sales September 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.91% $ — $ 55,849 $ 55,849 $ —
$ — $ 55,849 $ 55,849 $ —
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.91% $ 21 $ — $ — $ —
$ 21 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 44 $ 4 $ 4 .77 01/02/2025 $ 2,166 $ 2,508 $ 342
Put - S&P 500 Mini Index
(a)
N/A 342 34 $ 476 .98 01/02/2025 568 76 (492)
Total $ 2,734 $ 2,584 $ (150)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 100 $ 10 $ 524 .68 01/02/2025 $ (195) $ (613) $ (418)
Put - S&P 500 Mini Index
(a)
N/A 342 34 $ 429 .28 01/02/2025 (288) (39) 249
Total $ (483) $ (652) $ (169)
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Schedule of Investments
U.S. LargeCap Buffer July Account
September 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 186 .48 % Shares Held Value (000's)
Exchange-Traded Funds - 186 .04%
iShares Core S&P 500 ETF
(a)
90,460 $ 52,179
SPDR Portfolio S&P 500 ETF
(a)
201,122 13,578
SPDR S&P 500 ETF Trust
(a)
18,178 10,430
Vanguard S&P 500 ETF
(a)
29,680 15,661
$ 91,848
Money Market Funds - 0 .44%
Principal Government Money Market Fund - Class
R-6 4.91%
(b),(c)
217,772 218
TOTAL INVESTMENT COMPANIES $ 92,066
TOTAL PURCHASED OPTIONS - 28.32% $ 13,984
Total Investments $ 106,050
Other Assets and Liabilities -  (114.80)% (56,678)
TOTAL NET ASSETS - 100.00% $ 49,372
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$26,272 or 53.21% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2023 Purchases Sales September 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.91% $ 50 $ 53,823 $ 53,655 $ 218
$ 50 $ 53,823 $ 53,655 $ 218
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.91% $ 11 $ — $ — $ —
$ 11 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 193 $ 19 $ 5 .46 07/01/2025 $ 10,363 $ 10,963 $ 600
Put - S&P 500 Mini Index
(a)
N/A 1,806 181 $ 546 .05 07/01/2025 4,053 3,021 (1,032)
Total $ 14,416 $ 13,984 $ (432)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 455 $ 46 $ 600 .66 07/01/2025 $ (729) $ (1,080) $ (351)
Put - S&P 500 Mini Index
(a)
N/A 1,806 181 $ 491 .45 07/01/2025 (2,027) (1,619) 408
Total $ (2,756) $ (2,699) $ 57
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Schedule of Investments
U.S. LargeCap Buffer October Account
September 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 23 .63 % Shares Held Value (000's)
Exchange-Traded Funds - 23 .40%
iShares Core S&P 500 ETF
(a)
18,222 $ 10,511
SPDR Portfolio S&P 500 ETF 40,475 2,732
SPDR S&P 500 ETF Trust
(a)
3,661 2,101
Vanguard S&P 500 ETF 5,975 3,153
$ 18,497
Money Market Funds - 0 .23%
Principal Government Money Market Fund - Class
R-6 4.91%
(b),(c)
177,958 178
TOTAL INVESTMENT COMPANIES $ 18,675
TOTAL PURCHASED OPTIONS - 4.55% $ 3,599
Total Investments $ 22,274
Other Assets and Liabilities -  71.82% 56,756
TOTAL NET ASSETS - 100.00% $ 79,030
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$7,881 or 9.97% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2023 Purchases Sales September 30, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.91% $ 662 $ 3,015 $ 3,499 $ 178
$ 662 $ 3,015 $ 3,499 $ 178
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.91% $ 1 $ — $ — $ —
$ 1 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 45 $ 5 $ 5 .76 10/01/2025 $ 2,548 $ 2,555 $ 7
Put - S&P 500 Mini Index
(a)
N/A 370 37 $ 576 .25 10/01/2025 1,064 1,044 (20)
Total $ 3,612 $ 3,599 $ (13)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 145 $ 15 $ 633 .88 10/01/2025 $ (229) $ (235) $ (6)
Put - S&P 500 Mini Index
(a)
N/A 370 37 $ 518 .63 10/01/2025 (592) (573) 19
Total $ (821) $ (808) $ 13
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Glossary to the Schedule of Investments
September 30, 2024 (unaudited)
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

September 30, 2024 (unaudited)

Security Valuation.
Blue Chip Account, Bond Market Index Account, Core Plus Bond Account, Diversified Balanced Account, Diversified Balanced Managed
Volatility Account, Diversified Balanced Volatility Control Account, Diversified Growth Account, Diversified Growth Managed Volatility Account,
Diversified Growth Volatility Control Account, Diversified Income Account, Diversified International Account, Equity Income Account, Global
Emerging Markets Account, Government & High Quality Bond Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account,
LargeCap S&P 500 Managed Volatility Index Account, MidCap Account, Principal Capital Appreciation Account, Principal LifeTime 2020
Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060
Account, Principal LifeTime Strategic Income Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced
Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account,
SmallCap Account, U.S. LargeCap Buffer April Account, U.S. LargeCap Buffer January Account, U.S. LargeCap Buffer July Account, and U.S.
LargeCap Buffer October Account known as "the Funds”, may invest in other series of Principal Variable Contracts Funds, Inc. (the “Fund”) and
Principal Funds, Inc. and other investment funds, which may include exchange-traded funds, money market funds and other registered open-end investment companies. Investments in registered open end investment companies, other than exchange-traded funds, are valued at the respective fund’s closing net asset value per share on the day of valuation. The Funds value securities, including exchange-traded fund, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price, or in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC (the
“Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset value are reflected in the Funds’ net asset value and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American Depository Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invests in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset value, for example weekends and other customary national U.S. holidays, the Funds net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be affected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any Sub-Advisor is authorized to make such determinations subject to such oversight by the Board as may occasionally be necessary.
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

September 30, 2024 (unaudited)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, exchange cleared derivatives, senior floating rate interests, repurchase agreements, and US Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market-based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. A significant increases in discount rates would have resulted in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of September 30, 2024 in valuing the Funds’ securities carried at fair value (amounts in thousands):
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Account
Common Stocks* $ 22,827 $ — $ — $ 22,827
Investment Companies* 136 — — 136
Total investments in securities $ 22,963 $ — $ — $ 22,963

September 30, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Bond Market Index Account
Bonds* $ — $ 672,656 $ — $ 672,656
Investment Companies* 53,803 — — 53,803
Municipal Bonds* — 11,806 — 11,806
U.S. Government & Government Agency Obligations* — 1,611,395 — 1,611,395
Total investments in securities $ 53,803 $ 2,295,857 $ — $ 2,349,660
Core Plus Bond Account
Bonds* — 147,548 1 147,549
Investment Companies* 10,093 — — 10,093
Senior Floating Rate Interests* — 2,646 — 2,646
U.S. Government & Government Agency Obligations* — 82,051 — 82,051
Total investments in securities $ 10,093 $ 232,245 $ 1 $ 242,339
Derivative Assets
Interest Rate Contracts
Futures** 57 — — 57
Derivative Liabilities
Credit Contracts
Exchange Cleared Credit Default Swaps** — (56) — (56)
Interest Rate Contracts
Futures** (39) — — (39)
Diversified Balanced Account
Investment Companies* 685,498 — — 685,498
Total investments in securities $ 685,498 $ — $ — $ 685,498
Diversified Balanced Adaptive Allocation Account
Investment Companies* 249,295 — — 249,295
Total investments in securities $ 249,295 $ — $ — $ 249,295
Diversified Balanced Strategic Allocation Account
Investment Companies* 125,600 — — 125,600
Total investments in securities $ 125,600 $ — $ — $ 125,600
Diversified Growth Account
Investment Companies* 2,719,063 — — 2,719,063
Total investments in securities $ 2,719,063 $ — $ — $ 2,719,063
Diversified Growth Adaptive Allocation Account
Investment Companies* 1,603,581 — — 1,603,581
Total investments in securities $ 1,603,581 $ — $ — $ 1,603,581
Diversified Growth Strategic Allocation Account
Investment Companies* 268,443 — — 268,443
Total investments in securities $ 268,443 $ — $ — $ 268,443
Diversified Income Account
Investment Companies* 235,169 — — 235,169
Total investments in securities $ 235,169 $ — $ — $ 235,169
Diversified International Account
Common Stocks
Basic Materials — 2,913 — 2,913
Communications 2,862 18,551 — 21,413
Consumer, Cyclical 10,102 33,470 — 43,572
Consumer, Non-cyclical 3,902 41,562 — 45,464
Energy 13,125 4,501 — 17,626
Financial 13,168 62,112 — 75,280
Industrial 2,934 32,725 — 35,659
Technology — 27,554 — 27,554

September 30, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified International Account (continued)
Common Stocks (continued)
Utilities $ — $ 2,964 $ — $ 2,964
Investment Companies* 2,715 — — 2,715
Total investments in securities $ 48,808 $ 226,352 $ — $ 275,160
Equity Income Account
Common Stocks* 714,832 — — 714,832
Investment Companies* 13,777 — — 13,777
Total investments in securities $ 728,609 $ — $ — $ 728,609
Global Emerging Markets Account
Common Stocks
Basic Materials 1,254 893 — 2,147
Communications 1,503 12,309 — 13,812
Consumer, Cyclical 808 5,827 — 6,635
Consumer, Non-cyclical 467 5,755 — 6,222
Energy 377 1,228 — 1,605
Financial 1,389 12,326 — 13,715
Industrial 1,656 6,973 — 8,629
Technology 583 14,234 — 14,817
Utilities 363 1,488 — 1,851
Investment Companies* 2,820 — — 2,820
Preferred Stocks
Consumer, Cyclical — 532 — 532
Energy 452 — — 452
Financial — 11 — 11
Total investments in securities $ 11,672 $ 61,576 $ — $ 73,248
Government & High Quality Bond Account
Bonds* — 41,876 — 41,876
Investment Companies* 699 — — 699
U.S. Government & Government Agency Obligations* — 104,265 — 104,265
Total investments in securities $ 699 $ 146,141 $ — $ 146,840
Derivative Liabilities
Interest Rate Contracts
Futures** (47) — — (47)
LargeCap Growth Account I
Common Stocks
Basic Materials 405 — — 405
Communications 124,090 — — 124,090
Consumer, Cyclical 35,818 — — 35,818
Consumer, Non-cyclical 108,025 — — 108,025
Energy 1,935 — — 1,935
Financial 54,453 — — 54,453
Industrial 38,510 — — 38,510
Technology 263,009 — 150 263,159
Utilities 158 — — 158
Convertible Preferred Stocks
Basic Materials — — 96 96
Consumer, Cyclical — — 200 200
Technology — — 188 188
Investment Companies* 13,845 — — 13,845
Total investments in securities $ 640,248 $ — $ 634 $ 640,882
Derivative Assets
Equity Contracts
Futures** 53 — — 53
LargeCap S&P 500 Index Account
Common Stocks* 2,720,918 — — 2,720,918
Investment Companies* 81,834 — — 81,834
Total investments in securities $ 2,802,752 $ — $ — $ 2,802,752

September 30, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
LargeCap S&P 500 Index Account (continued)
Derivative Assets
Equity Contracts
Futures** $ 292 $ — $ — $ 292
LargeCap S&P 500 Managed Volatility Index Account
Common Stocks* 155,276 — — 155,276
Investment Companies* 10,345 — — 10,345
Purchased Options — 135 — 135
Total investments in securities $ 165,621 $ 135 $ — $ 165,756
Derivative Assets
Equity Contracts
Futures** 47 — — 47
Derivative Liabilities
Equity Contracts
Written Options — (70) — (70)
MidCap Account
Common Stocks
Basic Materials 5,108 — — 5,108
Communications 17,383 — — 17,383
Consumer, Cyclical 167,316 — — 167,316
Consumer, Non-cyclical 15,100 — — 15,100
Financial 196,046 — — 196,046
Industrial 126,296 — — 126,296
Technology 118,381 — — 118,381
Utilities 24,037 — — 24,037
Investment Companies* 7,019 — — 7,019
Total investments in securities $ 676,686 $ — $ — $ 676,686
Principal Capital Appreciation Account
Common Stocks* 208,991 — — 208,991
Investment Companies* 2,221 — — 2,221
Total investments in securities $ 211,212 $ — $ — $ 211,212
Principal LifeTime 2020 Account
Investment Companies* 150,083 — — 150,083
Total investments in securities $ 150,083 $ — $ — $ 150,083
Principal LifeTime 2030 Account
Investment Companies* 303,854 — — 303,854
Total investments in securities $ 303,854 $ — $ — $ 303,854
Principal LifeTime 2040 Account
Investment Companies* 176,220 — — 176,220
Total investments in securities $ 176,220 $ — $ — $ 176,220
Principal LifeTime 2050 Account
Investment Companies* 85,806 — — 85,806
Total investments in securities $ 85,806 $ — $ — $ 85,806
Principal LifeTime 2060 Account
Investment Companies* 27,088 — — 27,088
Total investments in securities $ 27,088 $ — $ — $ 27,088
Principal LifeTime Strategic Income Account
Investment Companies* 54,531 — — 54,531
Total investments in securities $ 54,531 $ — $ — $ 54,531
Real Estate Securities Account
Common Stocks* 158,499 — — 158,499
Investment Companies* 451 — — 451
Total investments in securities $ 158,950 $ — $ — $ 158,950

September 30, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SAM Balanced Portfolio
Investment Companies* $ 610,708 $ — $ — $ 610,708
Total investments in securities $ 610,708 $ — $ — $ 610,708
SAM Conservative Balanced Portfolio
Investment Companies* 171,481 — — 171,481
Total investments in securities $ 171,481 $ — $ — $ 171,481
SAM Conservative Growth Portfolio
Investment Companies* 424,778 — — 424,778
Total investments in securities $ 424,778 $ — $ — $ 424,778
SAM Flexible Income Portfolio
Investment Companies* 136,409 — — 136,409
Total investments in securities $ 136,409 $ — $ — $ 136,409
SAM Strategic Growth Portfolio
Investment Companies* 461,474 — — 461,474
Total investments in securities $ 461,474 $ — $ — $ 461,474
Short-Term Income Account
Bonds* — 130,361 — 130,361
Investment Companies* 4,079 — — 4,079
U.S. Government & Government Agency Obligations* — 4,749 — 4,749
Total investments in securities $ 4,079 $ 135,110 $ — $ 139,189
Derivative Assets
Interest Rate Contracts
Futures** 5 — — 5
SmallCap Account
Common Stocks* 176,703 — — 176,703
Investment Companies* 1,667 — — 1,667
Total investments in securities $ 178,370 $ — $ — $ 178,370
U.S. LargeCap Buffer April Account
Investment Companies* 46,553 — — 46,553
Purchased Options — 6,946 — 6,946
Total investments in securities $ 46,553 $ 6,946 $ — $ 53,499
Derivative Liabilities
Equity Contracts
Written Options — (1,176) — (1,176)
U.S. LargeCap Buffer January Account
Investment Companies* 17,027 — — 17,027
Purchased Options — 2,584 — 2,584
Total investments in securities $ 17,027 $ 2,584 $ — $ 19,611
Derivative Liabilities
Equity Contracts
Written Options — (652) — (652)
U.S. LargeCap Buffer July Account
Investment Companies* 92,066 — — 92,066
Purchased Options — 13,984 — 13,984
Total investments in securities $ 92,066 $ 13,984 $ — $ 106,050
Derivative Liabilities
Equity Contracts
Written Options — (2,699) — (2,699)

September 30, 2024 (unaudited)

*For additional detail regarding sector and/or sub-industry classifications, please see the Schedule of Investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
At the end of the period, there were no Funds which had a significant Level 3 balance. During the period, there were no purchases, sales, or transfers into or out of Level 3.
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
U.S. LargeCap Buffer October Account
Investment Companies* $ 18,675 $ — $ — $ 18,675
Purchased Options — 3,599 — 3,599
Total investments in securities $ 18,675 $ 3,599 $ — $ 22,274
Derivative Liabilities
Equity Contracts
Written Options — (808) — (808)